UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

Vincent M. Marra
Senior Vice President & Chief Operating Officer
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: January 31
Date of reporting period: October 31, 2005

Item 1. Schedule of Investments.

The schedule of investments as of October 31, 2005 is filed herewith.

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Banc of America Capital Management, LLC
Investment Portfolio — October 31, 2005
(unaudited)

Short-Term Investment Securities — 92.4%	Principal Amount	Value (Note 1)

CERTIFICATES OF DEPOSIT — 1.4%

Florabama Properties, LLC 4.29% due 11/04/05 (LOC — South Trust Bank, Inc.)(1)(2)	$2,450,000	$2,450,000
James O. Lunceford Gardner Holding Co., Inc. 4.29% due 11/03/05 (LOC — South Trust Bank, Inc.)(1)(2)	1,545,000	1,545,000
S&S Associates, LLC 4.27% due 11/04/05 (LOC — South Trust Bank, Inc.)(1)(2)	1,950,000	1,950,000

TOTAL CERTIFICATES OF DEPOSIT (cost $5,945,869)		5,945,000

COMMERCIAL PAPER — 54.0%

Amstel Funding Corp. 3.98% due 01/06/06	15,000,000	14,886,782
Atlantis One Funding Corp. 3.91% due 02/23/06	15,000,000	14,799,882
Bavaria TRR Corp. 3.70% due 11/06/05	15,000,000	15,000,000
Bavaria TRR Corp. 3.94% due 11/16/05	10,000,000	10,000,000
Brahms Funding Corp. 4.03% due 11/15/05	3,000,000	2,995,298
Crown Point Capital Co. 3.32% due 11/08/05	2,000,000	1,998,709
Crown Point Capital Co. 3.33% due 11/08/05	1,500,000	1,499,029
Crown Point Capital Co. 3.92% due 2/14/06	10,000,000	9,876,595
Discover Credit Card Corp. 3.97% due 11/21/05	10,000,000	9,977,944
General Electric Capital Corp. 3.15% due 11/16/05	10,000,000	9,986,875
Georgetown Funding Co., LLC 4.00% due 11/29/05	10,000,000	9,968,889
Giro Balanced Funding Corp. 3.89% due 11/10/05	10,000,000	9,990,275
Gotham Funding Corp. 4.07% due 01/10/06	4,500,000	4,463,618
Grampian Funding Ltd., LLC 3.68% due 01/06/06	12,000,000	11,909,206
Grampian Funding Ltd., LLC 4.00% due 01/05/06	5,000,000	4,944,026
Lake Constance Funding, LLC 4.13% due 02/06/06	10,000,000	9,887,102
Monument Garden Funding, LLC 4.10% due 01/10/06	15,000,000	14,878,725
Morgan Stanley 3.83% due 11/10/05	15,000,000	15,000,000
Paradigm Funding, LLC 3.95% due 02/28/06	18,000,000	17,747,123
Picaros Funding 3.32% due 11/04/05	10,000,000	9,997,233
Regions Bank 3.09% due 11/08/05	10,000,000	10,000,000
Thornburg Mtg. Capital Resources LLC 3.97% due 11/21/05	15,000,000	14,947,067

TOTAL COMMERCIAL PAPER (cost $224,832,677)		224,754,378

CORPORATE SHORT-TERM NOTES — 33.3%

Beta Finance, Inc. 3.98% due 01/24/06*(3)	5,000,000	5,000,000
CC USA, Inc. 2.49% due 11/04/05*	4,000,000	3,990,000
CC USA, Inc. 3.96% due 8/15/06*(3)	5,000,000	5,000,000
CC USA, Inc. 3.99% due 1/25/06*(3)	5,000,000	5,000,000
Govco, Inc. 3.98% due 03/16/06	7,000,000	6,888,411
K2 (USA), LLC 3.99% due 01/25/06*(3)	10,000,000	10,000,000
Lasalle Bank NA Chicago Illinois 4.07% due 07/26/06	4,000,000	3,980,000
Lehman Brothers Holdings, Inc. 3.03% due 11/04/05	10,000,000	9,997,475
Lehman Brothers Holdings, Inc. 3.99% due 11/22/05	5,000,000	5,000,000
Lexington Parker Capital Corp. Cp 3.95% due 11/21/05	15,000,000	15,000,000
Merrill Lynch & Co., Inc. 3.93% due 06/16/06 (3)	15,000,000	15,000,000
Mtg Interest Networking Trust 3.93% due 11/04/05	10,000,000	9,996,725
Premier Asset Collateral, LLC 3.93% due 01/17/06*(3)	5,000,000	5,000,000
Sedna Finance, Inc. 3.91% due 10/16/06*(3)	5,000,000	5,000,000
Sedna Finance, Inc. 4.00% due 01/25/06*(3)	5,000,000	5,000,000
Sigma Finance, Inc. 3.80% due 12/12/05*(3)	10,000,000	10,000,000
Standard Federal Bank NA Troy Michigan 4.14% due 07/24/06	4,000,000	3,975,000
White Pine Finance, LLC 3.99% due 10/25/06*(3)	15,000,000	14,997,444

TOTAL CORPORATE SHORT-TERM NOTES (cost $138,901,878)		138,825,055

MUNICIPAL BONDS — 3.7%

Texas State Veterans Housing Funding 4.00% due 11/02/05 (LOC — Dexia Credit Local) (2)	5,220,000	5,220,000
Texas State Veterans Housing Funding, Class B-2 3.95% due 11/02/05 (LOC — Depfa Bank, PLC) (2)	10,000,000	10,000,000

TOTAL MUNICIPAL BONDS (cost $15,220,000)		15,220,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $384,900,424)		384,744,433

REPURCHASE AGREEMENT — 7.4%

Agreement with State Street Bank & Trust Co., bearing interest at 3.92%, dated 10/31/05, to be repurchased 11/01/05 in the amount of $30,756,349 and collateralized by $31,875,000 of Federal Home Loan Mtg. Corp., bearing interest at 3.88%, due 01/12/09 and having an approximate value of $31,372,417 (cost $30,753,000)		30,753,000	30,753,000

TOTAL INVESTMENTS — (cost $415,653,424)@	99.8%		415,497,433
Other assets less liabilities—	0.2		865,127

NET ASSETS—	100.0%		$416,362,560

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $68,987,444 representing 16.6% of net assets. Unless otherwise indicated these securities are not considered illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair Value security; see note 1
(2)	Variable rate security — the rate reflected is as of October 31, 2005; maturity date reflects next reset date.
(3)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2005.
LOC — Letter of Credit
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO

Federated Investment Management Company	Investment Portfolio — October 31, 2005 (unaudited)

Bonds & Notes — 80.5%	Principal Amount/ Shares/ Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 4.3%
Apparel & Textiles — 0.3%
GFSI, Inc., Series B 9.63% due 03/01/07	$75,000	$64,500
Glenoit Corp. 11.00% due 04/15/07†(1)(2)(7)	50,000	5
INVISTA 9.25% due 05/01/12*	375,000	403,125
Phillips-Van Heusen 8.13% due 05/01/13	250,000	261,875
Pillowtex Corp. 9.00% due 12/15/07†(1)(8)	75,000	0
Pillowtex Corp. 10.00% due 11/15/06†(1)(8)	175,000	0
Simmons Co. 10.00% due 12/15/14*(4)	400,000	196,000
Warnaco, Inc. 8.88% due 06/15/13	250,000	269,375

Automotive — 2.0%
Advanced Accesory Systems, LLC 10.75% due 06/15/11	325,000	276,250
American Tire Distributors Inc. 10.75% due 04/01/13*	250,000	226,250
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	425,000	318,750
DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13	1,750,000	1,814,101
Ford Motor Co. 7.45% due 07/16/31	900,000	661,500
General Motors Corp. 7.13% due 07/15/13	275,000	217,250
General Motors Corp. 7.20% due 01/15/11	1,000,000	830,000
General Motors Corp. 8.38% due 07/15/33	2,970,000	2,201,512
General Motors Corp. 9.45% due 11/01/11	250,000	243,750
Nationsrent, Inc. 9.50% due 10/15/10	375,000	407,813
Rexnord Corp. 10.13% due 12/15/12	350,000	383,250
Stanadyne Corp. 10.00% due 08/15/14	275,000	268,125
Stanadyne Holdings, Inc. 12.00% due 02/15/15(4)	175,000	92,750
Tenneco Automotive, Inc. 8.63% due 11/15/14	325,000	310,375
TRW Automotive, Inc. 9.38% due 02/15/13	200,000	215,000
TRW Automotive, Inc. 11.00% due 02/15/13	300,000	335,250
United Auto Group, Inc. 9.63% due 03/15/12	275,000	285,656
United Components, Inc. 9.38% due 06/15/13	300,000	300,000

Housing — 0.5%
Brand Services, Inc. 12.00% due 10/15/12	425,000	450,500
Masco Corp. 5.88% due 07/15/12	1,600,000	1,648,341
Norcraft Holdings LP 9.75% due 09/01/12(4)	700,000	490,000
Sleepmaster, LLC, Series B 11.00% due 05/15/09†(1)(2)(7)(8)	242,018	0

Retail — 1.5%
Church & Dwight, Inc. 6.00% due 12/15/12	150,000	145,500
Collins & Aikman Floorcovering, Series B 9.75% due 02/15/10	225,000	210,375
CVS Corp. 5.30% due 01/11/27*	870,400	840,476
CVS Corp. 5.63% due 03/15/06*	1,200,000	1,203,759
Da Lite Screen Co., Inc. 9.50% due 05/15/11	250,000	263,750
General Nutrition Centers, Inc. 8.50% due 12/01/10	100,000	83,750
J.C. Penney Co., Inc. 9.00% due 08/01/12	526,000	600,525
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07(2)(7)(8)	125,000	0
Kroger Co. 7.50% due 04/01/31	750,000	792,329
Nebraska Book Co., Inc. 8.63% due 03/15/12	150,000	140,250
Neiman Marcus Group, Inc. 7.13% due 06/01/28	1,200,000	1,098,000
R H Donnelley, Inc. 10.88% due 12/15/12	225,000	252,000
Safety Products Holdings, Inc. 11.75% due 01/01/12*(3)	75,000	77,625
ShopKo Stores, Inc. 9.25% due 03/15/22	300,000	360,000
Simmons Bedding Co. 7.88% due 01/15/14	175,000	154,437
Tempur Pedic, Inc. 10.25% due 08/15/10	193,000	208,440
U.S. Office Products Co. 9.75% due 06/15/08(2)(7)(8)	300,000	0
Wal Mart Stores, Inc. 5.25% due 09/01/35	720,000	675,688

		20,278,207

CONSUMER STAPLES — 3.4%
Food, Beverage & Tobacco — 2.9%
Agrilink Foods, Inc. 11.88% due 11/01/08	125,000	127,813
Altria Group, Inc. 5.63% due 11/04/08	425,000	431,038
American Seafoods Group, LLC 10.13% due 04/15/10	300,000	318,000
ASG Consolidated, LLC 11.50% due 11/01/11 (4)	825,000	635,250
B&G Foods Holding Corp. 8.00% due 10/01/11	350,000	353,063
Commonwealth Brands, Inc. 10.63% due 09/01/08*	350,000	367,500
Constellation Brands, Inc., Series B 8.00% due 02/15/08	300,000	313,500
Cott Beverages, Inc. 8.00% due 12/15/11	250,000	255,625
Del Monte Corp. 6.75% due 02/15/15*	225,000	218,531
Del Monte Corp. 8.63% due 12/15/12	300,000	319,500
Doane Pet Care Co. 10.63% due 11/15/15*	100,000	101,250
Dole Food Co., Inc. 8.63% due 05/01/09	275,000	284,281
Eagle Family Foods 8.75% due 01/15/08	175,000	136,500
Kellogg Co. 7.45% due 04/01/31	2,000,000	2,448,038
Kraft Foods, Inc. 4.63% due 11/01/06	3,500,000	3,489,790
Landrys Restaurants, Inc. 7.50% due 12/15/14	225,000	207,000
Michael Foods, Inc. 8.00% due 11/15/13	450,000	456,750
National Beef Packing Co., LLC 10.50% due 08/01/11	275,000	283,938
Nebco Evans Holding Co. 12.38% due 07/15/07(2)(7)(8)	125,000	0
Philip Morris Cos., Inc. 6.38% due 02/01/06	800,000	803,023
Pierre Foods Inc. 9.88% due 07/15/12	375,000	378,750
Pilgrim’s Pride Corp. 9.25% due 11/15/13	75,000	82,312
Pilgrim’s Pride Corp. 9.63% due 09/15/11	300,000	321,000
Reddy Ice Holdings, Inc. 10.50% due 11/01/12(4)	500,000	386,250
Smithfield Foods, Inc. 8.00% due 10/15/09	600,000	633,750
Swift & Co. 10.13% due 10/01/09	175,000	184,625
Swift & Co. 12.50% due 01/01/10	175,000	185,937

Household Products — 0.5%
American Achievement Corp. 8.25% due 04/01/12	125,000	125,625
Ames True Temper, Inc. 10.00% due 07/15/12	400,000	300,000
Jostens Holding Corp. 10.25% due 12/01/13(4)	925,000	668,313
Norcraft Cos. LP 9.00% due 11/01/11	125,000	127,500
Playtex Products, Inc. 9.38% due 06/01/11	375,000	388,125
Sealy Mattress Co. 8.25% due 06/15/14	200,000	203,000
Spectrum Brands, Inc. 7.38% due 02/01/15	600,000	518,250

		16,053,827

EDUCATION — 0.5%
Education — 0.5%
Boston University 7.63% due 07/15/97	2,000,000	2,347,674

ENERGY — 3.1%
Energy Services — 1.3%
CMS Energy Corp. 7.50% due 01/15/09	75,000	77,719
El Paso Production Holding Co. 7.75% due 06/01/13	375,000	386,250
FirstEnergy Corp. 5.50% due 11/15/06	150,000	150,869
Fpl Energy National Wind 6.13% due 03/25/19*	121,738	118,250
Grant Prideco, Inc. 6.13% due 08/15/15*	75,000	75,187
Holly Energy Partners Lp 6.25% due 03/01/15	625,000	606,250
MidAmerican Energy Co. 4.65% due 10/01/14	800,000	762,918
MidAmerican Energy Co. 6.75% due 12/30/31	750,000	845,784
Pacific Energy Partners LP 6.25% due 09/15/15	75,000	74,063
PSEG Energy Holdings, Inc. 10.00% due 10/01/09	500,000	550,000
PSEG Power, LLC 7.75% due 04/15/11	1,750,000	1,929,812
Range Resources Corp. 6.38% due 03/15/15	175,000	173,250
Range Resources Corp. 7.38% due 07/15/13	125,000	130,000
Targa Resources, Inc. 8.50% due 11/01/13	75,000	76,125

Energy Sources — 1.8%
ANR Pipeline Co. 8.88% due 03/15/10	50,000	53,661

Lone Star Technologies, Inc. 9.00% due 06/01/11	100,000	105,500
PC Financial Partnership 5.00% due 11/15/14	3,000,000	2,923,608
Pemex Project Funding Master Trust 9.13% due 10/13/10	250,000	287,125
Pogo Producing Co. 6.63% due 03/15/15*	225,000	222,750
Pogo Producing Co. 6.88% due 10/01/17*	75,000	74,250
Scottish Power PLC 4.91% due 03/15/10	1,600,000	1,583,395
Swift Energy Co. 9.38% due 05/01/12	350,000	374,500
Union Pacific Resources Group, Inc. 7.00% due 10/15/06	850,000	867,119
Valero Energy Corp. 7.50% due 04/15/32	1,750,000	2,064,407

		14,512,792

FINANCE — 22.3%
Banks — 4.7%
ABN AMRO Holding NV 7.30% due 12/01/26	500,000	507,997
Banc One Corp. 8.00% due 04/29/27	460,000	569,638
City National Bank 6.38% due 01/15/08	1,225,000	1,260,499
Colonial Bank Montgomery Alabama 9.38% due 06/01/11	1,057,000	1,230,536
Corporacion Andina De Fomento 7.38% due 01/18/11	1,185,000	1,294,435
FirstBank Puerto Rico 7.63% due 12/20/05	1,750,000	1,752,658
Hudson United Bank 7.00% due 05/15/12	1,000,000	1,090,921
M & I Marshall & Ilsley Bank 4.40% due 03/15/10	2,500,000	2,443,482
PNC Funding Corp. 7.50% due 11/01/09	500,000	543,248
Riggs Capital 8.63% due 12/31/26	650,000	701,178
Sovereign Bancorp, Inc. 4.80% due 09/01/10	2,130,000	2,092,374
Swedbank 7.50% due 11/01/49*(5)	500,000	513,618
US Bank NA 4.95% due 10/30/14	3,290,000	3,233,777
Wachovia Bank NA 4.80% due 11/01/14	2,000,000	1,930,564
Wachovia Bank NA 4.88% due 02/01/15	1,350,000	1,308,142
Wachovia Corp. 5.63% due 12/15/08	2,000,000	2,047,014

Financial Services — 15.0%
125 Home Loan Owner Trust 9.26% due 02/15/29*(2)	154,135	154,135
AAC Group Holding Corp. 10.25% due 10/01/12(4)	425,000	310,250
ALH Finance, LLC 8.50% due 01/15/13	475,000	429,875
American Express Co. 4.88% due 07/15/13	600,000	592,103
American Express Co. 4.75% due 06/17/09	4,000,000	3,970,716
American Real Estate Partners, LP 7.13% due 02/15/13*	325,000	316,063
AMR HoldCo., Inc. 10.00% due 02/15/15*	125,000	136,250
Amvescap, PLC 4.50% due 12/15/09	3,010,000	2,937,486
Army Hawaii Family Housing Trust Certificates 5.52% due 06/15/50*(2)	790,000	785,600
Astoria Financial Corp. 5.75% due 10/15/12	1,700,000	1,722,511
Aventine Renewable Energy Holdings, Inc. 9.87% due 12/15/05*(6)	175,000	182,000
BCP Crystal U.S. Holdings Corp. 9.63% due 06/15/14	225,000	247,500
Bear Stearns & Co., Inc. 3.25% due 03/25/09	1,000,000	946,614
Bear Stearns & Co., Inc. 5.70% due 11/15/14	1,500,000	1,532,833
Borden United States Finance Corp. 9.00% due 07/15/14*	475,000	467,281
Capital One Financial Corp. 7.13% due 08/01/08	4,000,000	4,195,204
Chase Manhattan Corp. 6.38% due 02/15/08	500,000	516,276
Couche Tard United States LP 7.50% due 12/15/13	475,000	482,125
Deluxe Corp. 5.13% due 10/01/14	3,650,000	3,252,259
Donaldson, Lufkin & Jenrette, Inc. 6.88% due 11/01/05	500,000	500,000
Fertinitro Finance, Inc. 8.29% due 04/01/20*	1,005,000	780,011
FMR Corp. 7.57% due 06/15/29*	2,200,000	2,691,872
Ford Motor Credit Co. 7.38% due 10/28/09	550,000	524,796
Franklin Resources, Inc. 3.70% due 04/15/08	500,000	485,825
General Electric Capital Corp. 3.50% due 05/01/08	4,000,000	3,877,280
General Electric Capital Corp. Medium Term Note 3.75% due 12/15/09	1,000,000	956,536
General Motors Acceptance Corp. 6.88% due 09/15/11	800,000	775,695
General Motors Acceptance Corp. 8.00% due 11/01/31	2,450,000	2,529,236
Global Cash Finance Corp. 8.75% due 03/15/12	260,000	276,575
Goldman Sachs Capital I 6.35% due 02/15/34	1,500,000	1,504,153
Goldman Sachs Group. Inc. 3.88% due 01/15/09	1,750,000	1,692,668
HSBC Finance Corp. 4.75% due 04/15/10	860,000	849,014
HSBC Finance Corp. 5.00% due 06/30/15	3,070,000	2,957,466
Insurance Auto Auctions Inc. 11.00% due 04/01/13	250,000	260,743
Interline Brands, Inc. 11.50% due 05/15/11	228,000	253,080
JPMorgan Chase & Co. 5.13% due 09/15/14	3,000,000	2,936,079

Lehman Brothers Holdings, Inc. 6.63% due 02/15/08	2,000,000	2,074,176
Lehman Brothers Holdings, Inc. 7.88% due 08/15/10	250,000	278,409
MBIA Global Funding, LLC 2.88% due 11/30/06*	2,100,000	2,042,403
MBIA, Inc. 6.63% due 10/01/28*	250,000	266,762
MBNA Corp. 7.50% due 03/15/12	1,000,000	1,121,434
Morgan Stanley 4.00% due 01/15/10	1,000,000	956,303
Morgan Stanley Group, Inc. 5.30% due 03/01/13	2,000,000	1,992,206
Nalco Finance Holdings LLC 9.00% due 02/01/14(4)	183,000	134,048
NBC Acquisition Corp. 11.00% due 03/15/13(4)	250,000	186,875
Nuveen Investments, Inc. 5.00% due 09/15/10	430,000	421,255
Nuveen Investments, Inc. 5.50% due 09/15/15	430,000	417,548
Rainbow National Services, LLC 10.38% due 09/01/14*	300,000	330,000
Residential Asset Mtg. Products, Inc. 4.37% due 11/24/05(6)	157,413	157,778
Residential Asset Securities Corp. 2.48% due 01/25/34(6)	303,824	304,579
Resolution Funding Corp. zero coupon due 01/15/21	640,000	298,471
Sensus Metering Systems, Inc. 8.63% due 12/15/13	300,000	273,000
SLM Corp. 4.94% due 11/24/05(2)(5)	3,230,000	3,186,718
SLM Corp. 4.00% due 01/15/10	2,000,000	1,926,084
SMFC Trust 5.70% due 11/28/05*(2)(5)	10,422	8,234
Tyco International Group SA Participation Cert. Trust 4.44% due 06/15/07	680,000	674,805
Universal City Development Partners 11.75% due 04/01/10	475,000	532,594
Vanguard Health Holding Company II, LLC 9.00% due 10/01/14	250,000	260,625
Verizon Global Funding Corp. 7.25% due 12/01/10	2,000,000	2,169,028
Visant Corp. 7.63% due 10/01/12	200,000	197,000
Waddell & Reed Financial, Inc. 7.50% due 01/18/06	1,750,000	1,760,059
Washington Mutual Bank 5.13% due 01/15/15	1,100,000	1,066,578

Insurance — 2.6%
Berkshire Hathaway Finance Corp. 4.85% due 01/15/15	4,925,000	4,787,154
Delphi Funding, LLC 9.31% due 03/25/27	800,000	842,528
Liberty Mutual Insurance 8.20% due 05/04/07*	1,100,000	1,134,138
Life Re Capital Trust I 8.72% due 06/15/27*	1,000,000	1,030,995
Pacific Life Corp. 6.60% due 09/15/33*	1,200,000	1,312,348
Reinsurance Group of America, Inc. 7.25% due 04/01/06*	500,000	502,694
Union Central Life Insurance Co. 8.20% due 11/01/26*	1,250,000	1,398,154
USF&G Capital II, Series B 8.47% due 01/10/27	850,000	910,690
USF&G Capital III 8.31% due 07/01/46*	250,000	291,846

		104,795,710

HEALTHCARE — 4.0%
Drugs — 0.5%
Leiner Health Products, Inc. 11.00% due 06/01/12	175,000	145,250
Pharmacia Corp. 6.50% due 12/01/18	740,000	820,752
Wyeth 5.50% due 02/01/14	1,230,000	1,238,798

Health Services — 1.3%
Ameripath, Inc. 10.50% due 04/01/13	550,000	572,000
Anthem, Inc. 6.80% due 08/01/12	800,000	870,866
Concentra Operating Corp. 9.50% due 08/15/10	375,000	386,250
Davita, Inc. 7.25% due 03/15/15	275,000	277,750
HCA, Inc. 6.75% due 07/15/13	425,000	428,515
HCA, Inc. 7.50% due 11/06/33	275,000	273,246
HCA, Inc. 7.88% due 02/01/11	150,000	159,381
HCA, Inc. 8.75% due 09/01/10	800,000	875,280
National Mentor, Inc. 9.63% due 12/01/12*	275,000	283,250
Psychiatric Solutions, Inc. 7.75% due 07/15/15	150,000	154,500
Tenet Healthcare Corp. 9.88% due 07/01/14	225,000	217,687
UnitedHealth Group, Inc. 3.30% due 01/30/08	365,000	352,989
UnitedHealth Group, Inc. 7.50% due 11/15/05	1,000,000	1,000,867

Medical Products — 0.9%
Bio-Rad Laboratories, Inc. 6.13% due 12/15/14	150,000	144,375
CDRV Investors, Inc. 9.63% due 01/01/15	1,050,000	582,750
Medical Device Manufacturing Inc. 10.00% due 07/15/12	450,000	526,500
Medtronic, Inc. 4.38% due 09/15/10	860,000	840,252

Norcross Safety Products, LLC 9.88% due 08/15/11	400,000	426,000
Quest Diagnostics Inc. 5.45% due 11/01/15	1,460,000	1,455,547
Sybron Dental Specialties, Inc. 8.13% due 06/15/12	250,000	263,125

Pharmaceuticals — 1.3%
Genentech, Inc. 4.75% due 07/15/15	1,500,000	1,447,875
Pfizer, Inc. 4.50% due 02/15/14	5,000,000	4,844,975

		18,588,780

INDUSTRIAL & COMMERCIAL — 7.5%
Aerospace & Military Technology — 1.2%
Alliant Techsystems, Inc. 8.50% due 05/15/11	150,000	156,750
Argo Tech Corp 9.25% due 06/01/11	225,000	231,750
BAE Systems Holdings, Inc. 5.20% due 08/15/15	1,520,000	1,473,363
Boeing Co. 8.75% due 09/15/31	900,000	1,265,790
K & F Acquisition, Inc. 7.75% due 11/15/14	225,000	225,000
L-3 Communications Corp. 6.13% due 01/15/14	675,000	659,812
L 3 Communications Corp. 6.38% due 10/15/15*	175,000	172,813
Raytheon Co. 5.38% due 04/01/13	1,000,000	1,008,203
Transdigm, Inc. 8.38% due 07/15/11	325,000	338,000

Building Materials — 0.2%
CRH America, Inc. 5.30% due 10/15/13	750,000	745,742
United States Concrete, Inc. 8.38% due 04/01/14	250,000	249,688

Business Services — 2.1%
Advanstar Communications, Inc. 10.75% due 08/15/10	150,000	166,125
Advanstar Communications, Inc. 12.00% due 02/15/11	350,000	371,437
Advanstar, Inc. 15.00% due 10/15/11(4)(8)	225,000	234,563
Affinity Group, Inc. 9.00% due 02/15/12	250,000	247,500
Affinity Group, Inc. 10.88% due 02/15/12	312,778	287,756
Allied Waste North America, Inc. 9.25% due 09/01/12	150,000	161,678
Brickman Group, Ltd. 11.75% due 12/15/09	150,000	166,875
Builders Firstsource, Inc. 8.04% due 02/15/12*(6)	225,000	226,125
Crystal US Holdings, LLC 10.50% due 10/01/14(4)	654,000	452,895
Danka Business Systems, PLC 11.00% due 06/15/10	200,000	190,000
Greif Brothers Corp. 8.88% due 08/01/12	400,000	428,000
Hines Nurseries, Inc. 10.25% due 10/01/11	250,000	247,500
Hydrochem Industrial Services Inc. 9.25% due 02/15/13*	275,000	251,625
Imco Recycling, Inc. 10.38% due 10/15/10*	350,000	382,375
Nortek, Inc. 8.50% due 09/01/14	175,000	167,125
NSP Holdings, LLC 11.75% due 01/01/12(3)	264,197	273,444
Republic Services, Inc. 6.75% due 08/15/11	900,000	962,725
Smurfit-Stone Container Corp. 8.25% due 10/01/12	525,000	494,812
UGS Corp. 10.00% due 06/01/12	500,000	546,250
Universal City Florida Holding Co. 8.44% due 11/01/05	100,000	102,375
USA Waste Services, Inc. 7.13% due 10/01/07	2,175,000	2,256,238
Vertis, Inc. 10.88% due 06/15/09	475,000	441,750
Waste Management, Inc. 8.75% due 05/01/18	850,000	910,919

Education — 0.1%
Knowledge Learning Corp. 7.75% due 02/01/15*	550,000	511,500

Electrical Equipment - 0.1%
Texas Genco, LLC 6.88% due 12/15/14*	600,000	642,000

Machinery — 1.1%
Amsted Industries, Inc. 10.25% due 10/15/11*	400,000	428,000
Briggs & Stratton Corp. 7.25% due 09/15/07	100,000	103,849
Briggs & Stratton Corp. 8.88% due 03/15/11	960,000	1,072,800
Case New Holland, Inc. 9.25% due 08/01/11	300,000	315,750
CLARK Material Handling Co., Series D 10.75% due 11/15/06†(1)(2)(8)	100,000	0
Columbus McKinnon Corp. 10.00% due 08/01/10	50,000	55,000
Erico International Corp. 8.88% due 03/01/12	275,000	283,250
Kennametal, Inc. 7.20% due 06/15/12	2,400,000	2,589,257

NTK Hldgs Inc. 10.75% due 03/01/14(4)	350,000	210,000
Panolam Inds International, Inc. 10.75% due 10/01/13	225,000	218,250

Multi-Industry — 0.7%
Aearo Co. 8.25% due 04/15/12	375,000	373,125
Clean Harbors, Inc. 11.25% due 07/15/12*	275,000	308,000
Goodman Global Holdings, Inc. 6.62% due 06/15/12*(6)	125,000	122,500
Goodman Global Holdings, Inc. 7.88% due 12/15/12*	400,000	376,000
Graphic Packaging International, Inc. 9.50% due 08/15/13	450,000	403,875
Hutchison Whampoa, Ltd. 6.50% due 02/13/13*	500,000	524,139
Koppers, Inc. 9.88% due 10/15/13	175,000	190,750
Polypore, Inc. 8.75% due 05/15/12	275,000	242,000
Superior Essex Communications 9.00% due 04/15/12	425,000	418,625
VWR International, Inc. 8.00% due 04/15/14	125,000	121,250

Transportation — 2.0%
Ameritruck Distribution Corp. 12.25% due 11/15/05†(1)(2)(7)(8)	100,000	0
Burlington Northern and Santa Fe Railway Corp., Series 99-2 7.57% due 01/02/21	449,672	518,459
Burlington Northern RR Co. 9.25% due 10/01/06	2,500,000	2,595,875
Burlington Northern Santa Fe Corp. 4.88% due 01/15/15	1,100,000	1,069,340
Fedex Corp. 2.65% due 04/01/07	2,250,000	2,181,460
Hertz Corp. 4.70% due 10/02/06	1,000,000	997,399
Holt Group, Inc. 9.75% due 01/15/06†(1)(2)(7)(8)	100,000	0
Petroleum Helicopters, Inc. 9.38% due 05/01/09	250,000	261,875
Union Pacific Corp. 4.88% due 01/15/15	1,570,000	1,517,353

		35,148,684

INFORMATION & ENTERTAINMENT — 8.2%
Broadcasting & Media — 6.1%
American Media Operations, Inc. 8.88% due 01/15/11	75,000	64,125
AOL Time Warner, Inc. 7.70% due 05/01/32	1,500,000	1,708,338
Cablevision Systems Corp. 8.00% due 04/15/12	350,000	334,250
CBD Media, LLC 8.63% due 06/01/11	150,000	152,250
CBD Media, LLC 9.25% due 07/15/12	375,000	371,250
CCH I Holdings LLC 9.92% due 04/01/14	259,000	167,055
CCH I LLC 11.00% due 10/01/15*	207,000	187,335
Charter Communications Holdings II, LLC 10.25% due 09/15/10	725,000	726,812
Clear Channel Communications, Inc. 3.13% due 02/01/07	500,000	487,124
Coleman Cable, Inc. 9.88% due 10/01/12	225,000	202,500
Comcast Cable Communications, Inc. 6.38% due 01/30/06	290,000	291,250
Comcast Cable Communications, Inc. 6.88% due 06/15/09	1,000,000	1,052,250
Comcast Corp. 7.05% due 03/15/33	500,000	534,570
Continental Cablevision, Inc. 8.30% due 05/15/06	2,000,000	2,037,100
Cox Communications, Inc. 4.63% due 01/15/10	1,720,000	1,659,740
Cox Communications, Inc. 5.45% due 12/15/14	1,860,000	1,806,595
Cox Enterprises, Inc. 4.38% due 05/01/08*	1,000,000	977,282
CSC Holdings, Inc. 7.88% due 12/15/07	75,000	76,875
CSC Holdings, Inc. 8.13% due 07/15/09	475,000	485,687
Dex Media West LLC 9.88% due 08/15/13	806,000	888,615
Dex Media, Inc. 9.00% due 11/15/13(4)	700,000	542,500
DirecTV Holdings LLC 6.38% due 06/15/15	200,000	196,250
DirecTV Holdings, LLC 8.38% due 03/15/13	374,000	404,855
Echostar DBS Corp. 6.63% due 10/01/14	675,000	654,750
Emmis Communications Corp. 9.31% due 12/15/05	175,000	175,438
HM Publishing Corp. 11.50% due 10/15/13(4)	525,000	380,625
Lamar Media Corp. 6.63% due 08/15/15	375,000	377,812
Lin Television Corp. 6.50% due 05/15/13*	225,000	213,188
Lodgenet Entertainment Corp. 9.50% due 06/15/13	275,000	297,688
Loews Cineplex Entertainment Corp. 9.00% due 08/01/14	475,000	457,187
New York Times Co. 4.50% due 03/15/10	1,820,000	1,774,009
New York Times Co. 5.00% due 03/15/15	1,450,000	1,405,631
News America Holdings, Inc. 8.00% due 10/17/16	650,000	756,109
News America Holdings, Inc. 9.25% due 02/01/13	1,000,000	1,213,229
News America, Inc. 7.63% due 11/30/28	1,000,000	1,111,700

PRIMEDIA, Inc. 8.88% due 05/15/11	350,000	341,250
Readers Digest Assoc., Inc. 6.50% due 03/01/11	350,000	349,563
Reed Elsevier Capital, Inc. 4.63% due 06/15/12	600,000	575,560
Reed Elsevier Capital, Inc. 6.75% due 08/01/11	1,000,000	1,073,846
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11	200,000	210,000
Univision Communications, Inc. 3.50% due 10/15/07	1,200,000	1,161,666
Videotron Ltee 6.38% due 12/15/15	75,000	74,063
WDAC Subsidiary Corp. 8.38% due 12/01/14*	525,000	494,812

Entertainment Products — 0.4%
Cinemark, Inc. 9.75% due 03/15/14(4)	775,000	548,312
International Speedway Corp. 4.20% due 04/15/09	1,300,000	1,259,314
K2, Inc. 7.38% due 07/01/14	75,000	73,500

Leisure & Tourism — 1.7%
155 East Tropicana LLC 8.75% due 04/01/12	300,000	287,250
AMC Entertainment, Inc. 8.00% due 03/01/14	350,000	302,750
Boyd Gaming Corp. 7.75% due 12/15/12	100,000	104,000
Boyd Gaming Corp. 8.75% due 04/15/12	275,000	293,906
Cinemark USA, Inc. 9.00% due 02/01/13	200,000	206,500
Gaylord Entertainment Co. 6.75% due 11/15/14	375,000	361,875
Herbst Gaming, Inc. 7.00% due 11/15/14	300,000	296,250
HMH Properties, Inc., Series B 7.88% due 08/01/08	83,000	83,934
Host Marriott LP 7.13% due 11/01/13	150,000	152,063
Kerzner International Limited 6.75% due 10/01/15	275,000	261,250
Magna Entertainment Corp. 7.25% due 12/15/09	200,000	203,750
Majestic Star Casino, LLC 9.50% due 10/15/10	75,000	73,406
Mandalay Resort Group 9.50% due 08/01/08	175,000	187,688
MGM Grand, Inc. 9.75% due 06/01/07	950,000	997,500
MGM Mirage, Inc. 5.88% due 02/27/14	350,000	327,250
Motor Gaming Group, Inc. 9.75% due 04/01/10	375,000	395,625
Park Place Entertainment Corp. 7.88% due 03/15/10	275,000	293,219
Park Place Entertainment Corp. 8.13% due 05/15/11	300,000	327,750
Penn National Gaming, Inc. 6.75% due 03/01/15	300,000	288,000
San Pasqual Casino Development Group 8.00% due 09/15/13	75,000	74,625
Southwest Airlines Co. 6.50% due 03/01/12	1,000,000	1,042,445
Southwest Airlines Co. 7.38% due 03/01/27	215,000	236,168
Starwood Hotels & Resorts Worldwide, Inc. 7.38% due 05/01/07	550,000	563,062
Station Casinos, Inc. 6.50% due 02/01/14	400,000	399,000
True Temper Sports, Inc. 8.38% due 09/15/11	475,000	427,500

		38,520,626

INFORMATION TECHNOLOGY — 6.3%
Computers & Business Equipment — 0.8%
Dell, Inc. 7.10% due 04/15/28	1,000,000	1,170,381
International Business Machines Corp. 5.88% due 11/29/32	1,000,000	1,032,372
Seagate Technology Holdings 8.00% due 05/15/09	375,000	392,344
Smart Modular Technologies 9.57% due 04/01/12	225,000	234,000
Xerox Corp. 9.75% due 01/15/09	675,000	745,875

Computer Services — 0.2%
Activant Solutions, Inc. 10.05% due 01/01/06	50,000	51,125
Activant Solutions, Inc. 10.07% due 01/03/06*	75,000	76,688
Activant Solutions, Inc. 10.50% due 06/15/11	250,000	263,125
Sungard Data Systems, Inc. 9.13% due 08/15/13*	450,000	456,750
Sungard Data Systems, Inc. 10.25% due 08/15/15	350,000	346,937

Computer Software — 0.4%
Unisys Corp. 6.88% due 03/15/10	400,000	358,000
Unisys Corp. 8.13% due 06/01/06	1,350,000	1,377,000

Electronics — 0.7%
Fisher Scientific International, Inc. 6.13% due 07/01/15*	525,000	521,062
Fisher Scientific International, Inc. 6.75% due 08/15/14	200,000	206,500
Freescale Semiconductor, Inc. 7.13% due 07/15/14	250,000	262,188

Stoneridge, Inc. 11.50% due 05/01/12	225,000	231,750
Telex Communications Holdings, Inc. 11.50% due 10/15/08	300,000	319,500
Thermo Electron Corp. 5.00% due 06/01/15	680,000	654,425
Thomas & Betts Corp. 7.25% due 06/01/13	860,000	906,566

Internet Content — 0.1%
FTD, Inc. 7.75% due 02/15/14	365,000	361,350

Telecommunications — 4.1%
Alaska Communications Systems Holdings, Inc. 9.88% due 08/15/11	195,000	209,625
CenturyTel, Inc., Series H 8.38% due 10/15/10	1,510,000	1,678,794
Cincinnati Bell, Inc. 7.25% due 07/15/13	350,000	364,875
Cingular Wireless Services, Inc. 8.75% due 03/01/31	250,000	326,013
Citizens Communications Co. 9.00% due 08/15/31	1,225,000	1,209,687
Citizens Communications Co. 9.25% due 05/15/11	125,000	135,313
Lenfest Communications, Inc. 8.38% due 11/01/05	1,510,000	1,510,000
Lenfest Communications, Inc. 10.50% due 06/15/06	2,600,000	2,677,347
PanAmSat Corp. 9.00% due 08/15/14	176,000	185,240
PanAmSat Corp. 10.38% due 11/01/14(4)	1,025,000	699,563
Qwest Corp. 8.88% due 03/15/12	1,125,000	1,234,687
Qwest Services Corp. 13.50% due 12/15/10	775,000	885,437
Sprint Capital Corp. 6.13% due 11/15/08	2,000,000	2,059,780
Sprint Capital Corp. 6.38% due 05/01/09	350,000	363,020
Sprint Capital Corp. 7.13% due 01/30/06	1,250,000	1,257,334
Sprint Capital Corp. 8.38% due 03/15/12	1,000,000	1,153,791
Telecom de Puerto Rico 6.65% due 05/15/06	2,000,000	2,017,304
United States Unwired, Inc. 10.00% due 06/15/12	325,000	369,688
Valor Telecommunications Enterprises, LLC 7.75% due 02/15/15	275,000	269,156
Verizon Global Funding Corp. 7.75% due 06/15/32	500,000	580,344

		29,269,311

MATERIALS — 6.0%
Chemicals — 1.1%
Albemarle Corp. 5.10% due 02/01/15	1,440,000	1,383,445
Equistar Chemicals, LP 10.13% due 09/01/08	300,000	323,250
Huntsman Advanced Materials, LLC 11.00% due 07/15/10	250,000	277,500
Huntsman International, LLC 10.13% due 07/01/09	365,000	375,494
Lyondell Chemical Co. 9.50% due 12/15/08	450,000	471,375
Lyondell Chemical Co. 10.88% due 05/01/09	525,000	542,719
Nalco Co. 7.75% due 11/15/11	100,000	102,125
Nalco Co. 8.88% due 11/15/13	300,000	306,375
PQ Corp. 7.50% due 02/15/13*	175,000	161,000
Reliance Industries, Ltd. 8.25% due 01/15/27*	500,000	513,724
UAP Holding Corp. 10.75% due 07/15/12(4)	375,000	326,250
Union Carbide Chemical & Plastics Co., Inc. 7.88% due 04/01/23	225,000	242,131
Union Carbide Corp. 7.50% due 06/01/25	75,000	78,507

Forest Products — 3.1%
Associated Materials, Inc. 11.25% due 03/01/14(4)	300,000	141,000
Berry Plastics Corp. 10.75% due 07/15/12	450,000	463,500
Boise Cascade LLC 7.03% due 01/15/06(6)	125,000	120,625
Boise Cascade LLC / Finance Corp. 7.13% due 10/15/14	150,000	133,500
Georgia-Pacific Corp. 8.13% due 05/15/11	550,000	596,750
Georgia-Pacific Corp. 9.38% due 02/01/13	825,000	909,562
Graham Packaging Co., Inc. 8.50% due 10/15/12	175,000	168,000
International Paper Co. 4.25% due 01/15/09	750,000	725,176
Louisiana-Pacific Corp. 8.88% due 08/15/10	3,540,000	3,928,260
Mercer International Inc. 9.25% due 02/15/13	375,000	315,000
Newpage Corp. 12.00% due 05/01/13	400,000	336,000
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	675,000	688,500
Pliant Corp. 13.00% due 06/01/10(8)	150,000	21,750
Pope & Talbot, Inc. 8.38% due 06/01/13	250,000	195,000
Union Camp Corp. 6.50% due 11/15/07	2,000,000	2,051,354

Westvaco Corp. 7.65% due 03/15/27	1,500,000	1,697,700
Weyerhaeuser Co. 7.38% due 03/15/32	2,000,000	2,154,410

Metals & Minerals — 1.8%
Alcan, Inc. 5.75% due 06/01/35	1,155,000	1,086,362
Alltrista Corp. 9.75% due 05/01/12	300,000	303,000
Associated Materials, Inc. 9.75% due 04/15/12(4)	175,000	162,750
Barrick Gold Corp. 7.50% due 05/01/07	2,000,000	2,073,668
Compass Minerals Group, Inc. 10.00% due 08/15/11	325,000	350,188
Compass Minerals International, Inc. 12.00% due 06/01/13(4)	475,000	403,750
Compass Minerals International, Inc. 12.75% due 12/15/12(4)	175,000	153,562
Hawk Corp. 8.75% due 11/01/14	325,000	328,250
Inco, Ltd. 5.70% due 10/15/15	1,050,000	1,037,429
Mueller Group Inc. 10.00% due 05/01/12	250,000	262,500
Neenah Corp. 11.00% due 09/30/10*	358,000	395,590
Newmont Mining Corp. 5.88% due 04/01/35	1,410,000	1,354,404
Republic Technologies International, LLC 13.75% due 07/15/49†(1)(2)(7)(8)	150,000	0
Russell-Stanley Holdings, Inc. 9.00% due 11/30/08*(2)(3)(8)(9)	13,694	6,409
Texas Industries, Inc. 7.25% due 07/15/13*	75,000	78,000
United States Steel Corp. 9.75% due 05/15/10	252,000	274,680
Valmont Industries, Inc. 6.88% due 05/01/14	150,000	153,000

		28,173,524

MUNICIPAL BONDS — 0.1%
Municipal Bonds — 0.1%
McKeesport, Pennsylvania 7.30% due 03/01/20	250,000	263,958

REAL ESTATE — 0.9%
Real Estate Companies — 0.5%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10	98,000	107,310
EOP Operating LP 7.75% due 11/15/07	250,000	263,395
EOP Operating LP 8.38% due 03/15/06	1,500,000	1,520,533
Susa Partnership, LP 8.20% due 06/01/17	250,000	304,318

Real Estate Investment Trusts — 0.4%
Archstone Smith Trust 5.00% due 08/15/07	500,000	500,131
Simon Property Group LP 4.88% due 08/15/10	500,000	492,738
Simon Property Group LP 6.35% due 08/28/12	400,000	420,553
Ventas Reality Limited Partnership 6.63% due 10/15/14	325,000	326,625
Ventas Reality Limited Partnership 7.13% due 06/01/15	175,000	180,687

		4,116,290

U.S. GOVERNMENT AGENCIES — 0.2%
U.S. Government Agencies — 0.2%
Federal National Mtg. Assoc. 6.50% due 03/01/29	186,357	191,949
Federal National Mtg. Assoc. 6.50% due 06/01/29	129,132	133,007
Federal National Mtg. Assoc. 6.50% due 08/01/29	205,835	212,076
Federal National Mtg. Assoc. 6.50% due 11/01/31	33,625	34,582
Federal National Mtg. Assoc. 6.50% due 05/01/32	71,139	73,124

		644,738

U.S. GOVERNMENT OBLIGATIONS — 9.2%
U.S. Treasuries — 9.2%
United States Treasury Bonds 6.25% due 08/15/23	2,650,000	3,092,736
United States Treasury Notes 3.88% due 07/15/10	1,700,000	1,657,235
United States Treasury Notes 4.00% due 02/15/15	13,000,000	12,430,743
United States Treasury Notes 4.13% due 08/15/08	1,500,000	1,488,867
United States Treasury Notes 4.13% due 08/15/10	1,500,000	1,477,266
United States Treasury Notes 4.88% due 02/15/12	22,500,000	22,947,367

		43,094,214

UTILITIES — 4.5%
Electric Utilities — 1.8%
Alabama Power Co. 5.70% due 02/15/33	1,000,000	1,006,122
American Electric Power Inc. 5.38% due 03/15/10	1,000,000	1,007,972
American Electric Power, Inc. 6.13% due 05/15/06	1,256,000	1,264,066
Edison Mission Energy 9.88% due 04/15/11	700,000	815,500
Inergy LP & Inergy Finance Corp. 6.88% due 12/15/14	150,000	142,125
Nevada Power Co. 5.88% due 01/15/15	75,000	73,564
Nevada Power Co. 6.50% due 04/15/12	50,000	50,875
Nevada Power Co. 9.00% due 08/15/13	374,000	412,403
Northwestern Corp. 5.88% due 11/01/14	100,000	99,079
Pacific Gas & Electric Co. 4.20% due 03/01/11	1,100,000	1,049,048
Pacific Gas & Electric Co. 6.05% due 03/01/34	660,000	663,057
Reliant Energy, Inc. 6.75% due 12/15/14	125,000	116,250
Reliant Resources, Inc. 9.25% due 07/15/10	175,000	183,750
Reliant Resources, Inc. 9.50% due 07/15/13	375,000	399,375
Sierra Pacific Resources New 6.75% due 08/15/17	250,000	248,750
Teco Energy Inc. 6.75% due 05/01/15	100,000	103,000
Westar Energy Inc. 5.88% due 07/15/36	860,000	826,869

Gas & Pipeline Utilities — 1.5%
Consolidated Natural Gas Co. 5.00% due 12/01/14	2,380,000	2,304,164
El Paso Energy Corp. 6.95% due 12/15/07	150,000	150,937
El Paso Energy Corp. 7.80% due 08/01/31	700,000	694,750
El Paso Energy Corp. 8.05% due 10/15/30	400,000	404,000
Kinder Morgan Energy Partners 5.80% due 03/15/35	1,290,000	1,202,443
Pacific Energy Partners LP 7.13% due 06/15/14	250,000	260,000
SEMCO Energy, Inc. 7.13% due 05/15/08	225,000	227,660
Tennessee Gas Pipeline Co. 7.50% due 04/01/17	350,000	368,375
Tennessee Gas Pipeline Co. 8.38% due 06/15/32	175,000	195,697
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12	250,000	286,250
Williams Cos., Inc. 7.63% due 07/15/19	250,000	265,000
Williams Cos., Inc. 7.88% due 09/01/21	575,000	620,281

Telephone — 1.1%
AT&T Corp. 9.75% due 11/14/31	600,000	730,500
Bellsouth Corp. 5.20% due 09/15/14	2,000,000	1,958,340
MCI, Inc. 8.74% due 05/01/14	475,000	526,062
SBC Communications, Inc. 5.10% due 09/15/14	2,000,000	1,930,856

Utilities — 0.1%
Amerigas Partners, LP 7.25% due 05/20/15*	250,000	258,750
NRG Energy, Inc. 8.00% due 12/15/13	322,000	350,980

		21,196,850

TOTAL BONDS & NOTES (cost $379,503,793)		376,890,810

Foreign Bonds & Notes — 11.4%

ENERGY — 2.0%
Enersis SA 7.40% due 12/01/16	600,000	633,922
Canadian Natural Resources, Ltd. 4.90% due 12/01/14	220,000	213,575
Canadian Natural Resources, Ltd. 5.85% due 02/01/35	2,110,000	2,050,817
Compton Petroleum Corp. 9.90% due 05/15/09	300,000	318,750
EOG Company of Canada 7.00% due 12/01/11*	1,100,000	1,198,362
Husky Oil, Ltd. 7.13% due 11/15/06	1,600,000	1,634,013
Husky Oil, Ltd. 7.55% due 11/15/16	1,000,000	1,147,383
Husky Oil, Ltd. 8.90% due 08/15/28(5)	700,000	752,906
Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due 09/15/09*	1,490,000	1,435,347

		9,385,075

FINANCE — 0.4%
MDP Acquisitions, PLC 9.63% due 10/01/12(8)	350,000	336,000

Nell AF SARL 8.38% due 08/15/15	325,000	312,000
Oil Insurance, Ltd. 5.15% due 08/01/08*(5)	1,000,000	992,380

		1,640,380

FOREIGN GOVERNMENT BONDS — 1.9%
Quebec Province Canada 7.00% due 01/30/07	5,000,000	5,137,675
United Mexican States 6.63% due 03/03/15	1,900,000	2,029,200
United Mexican States 7.50% due 04/08/33	1,400,000	1,586,900

		8,753,775

HEALTHCARE — 0.1%
WH Holdings, Ltd. 9.50% due 04/01/11	285,000	309,225

INDUSTRIAL & COMMERCIAL — 0.4%
Yell Finance BV 10.75% due 08/01/11	406,000	442,540
Stena AB 9.63% due 12/01/12	550,000	594,000
Tyco International Group SA 5.80% due 08/01/06	1,000,000	1,006,631

		2,043,171

INFORMATION & ENTERTAINMENT — 1.8%
British Sky Broadcasting Group, PLC 7.30% due 10/15/06	1,245,000	1,272,127
Grupo Televisa Sa 6.63% due 03/18/25	3,115,000	3,040,240
Iesy Repository GmbH 10.38% due 02/15/15*	525,000	544,688
Kabel Deutschland GmbH 10.63% due 07/01/14*	775,000	834,094
Carnival Corp. 3.75% due 11/15/07	1,800,000	1,760,292
Intrawest Corp. 7.50% due 10/15/13	275,000	279,812
Royal Caribbean Cruises, Ltd. 8.00% due 05/15/10	350,000	378,000

		8,109,253

INFORMATION TECHNOLOGY — 1.7%
FIMEP SA 10.50% due 02/15/13	225,000	254,812
Inmarsat Finance, PLC 7.63% due 06/30/12	32,000	32,360
Inmarsat Finance, PLC 10.38% due 11/15/12(4)	150,000	122,625
Intelsat Bermuda, Ltd. 8.63% due 01/15/15*	250,000	253,125
Intelsat Bermuda, Ltd. 8.70% due 01/17/06*(6)	300,000	303,750
KT, Corp. 5.88% due 06/24/14*	1,800,000	1,850,670
MagnaChip Semiconductor 8.00% due 12/15/14	125,000	114,375
New Skies Satellites NV 9.13% due 11/01/12	175,000	177,625
Rogers Wireless, Inc 7.00% due 12/15/05(6)	150,000	155,250
Rogers Wireless, Inc. 6.38% due 03/01/14	550,000	548,625
Rogers Wireless, Inc. 7.50% due 03/15/15	75,000	80,438
Rogers Wireless, Inc. 8.00% due 12/15/12	325,000	343,687
Telecom Italia Cap 4.88% due 10/01/10	1,960,000	1,919,583
Telefonos de Mexico SA 4.50% due 11/19/08	2,150,000	2,103,468

		8,260,393

MATERIALS — 1.3%
Abitibi Consolidated, Inc. 8.38% due 04/01/15	325,000	299,000
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	1,500,000	1,466,250
Corporacion Nacional Cobre 5.63% due 09/21/35	1,400,000	1,330,141
Tembec Industries, Inc. 8.50% due 02/01/11	375,000	238,125
Noranda, Inc. 6.00% due 10/15/15	750,000	749,470
Novelis, Inc. 7.25% due 02/15/15*	275,000	250,938
Placer Dome, Inc., Series B 8.50% due 12/31/45	1,870,000	1,932,336

		6,226,260

REAL ESTATE — 0.1%
Apache Finance Property, Ltd. 7.00% due 03/15/09	550,000	591,820

UTILITIES — 1.7%
Hydro Quebec 6.30% due 05/11/11	4,200,000	4,479,964
Israel Electric Corp., Ltd. 7.88% due 12/15/26*	1,250,000	1,429,266
Deutsche Telekom International Finance BV 5.25% due 07/22/13	900,000	889,872
Statoil ASA 5.13% due 04/30/14*	1,310,000	1,306,962

		8,106,064

TOTAL FOREIGN BONDS & NOTES (cost $52,696,975)		53,465,416

Common Stock — 0.0%

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
NTL Inc.†	1,241	76,098
Viatel Holding (Bermuda), Ltd.†	1,590	8

		76,106

MATERIALS — 0.0%
Chemicals — 0.0%
General Chemical Industrial Product, Inc.(2)(8)	72	22,963

Metals & Minerals — 0.0%
Russell-Stanley Holdings, Inc.†*(2)(8)(9)	1,500	0

		22,963

TOTAL COMMON STOCK (cost $752,902)		99,069

Preferred Stock — 1.1%

CONSUMER DISCRETIONARY — 0.1%
Retail — 0.1%
General Nutrition Centers, Inc. 12.00%(3)	300	214,500

FINANCE — 0.8%
Financial Services — 0.8%
Citigroup, Inc., Series F 6.37%	42,000	2,145,780
Lehman Brothers Holdings, Inc., Series D 5.67%	30,000	1,485,000

		3,630,780

REAL ESTATE — 0.2%
Real Estate Investment Trusts — 0.2%
ProLogis Trust, Series C 8.54%	20,000	1,108,000

TOTAL PREFERRED STOCK (cost $4,582,112)		4,953,280

Warrants — 0.0%†

FINANCE — 0.0%
Financial Services — 0.0%
Arcadia Financial, Ltd. Expires 03/15/09 (strike price $11.00)(2)(8)	1,300	0
MDP Acquisitions, PLC Expires 10/01/13 (strike price $0.001)(8)	100	2,000

		2,000

INDUSTRIAL & COMMERCIAL — 0.0%
Business Services — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 (strike price $0.01)(8)*	75	1
Pliant Corp. Expires 06/01/10 (strike price $0.01)*(2)	100	1

		2

INFORMATION & ENTERTAINMENT — 0.0%
Broadcasting & Media — 0.0%
Xm Satelliteradio, Inc. Class A, Expires 03/15/10 (strike price $45.24)		125	5,625

Leisure & Tourism — 0.0%
AMF Bowling Worldwide, Inc. Expires 03/09/09 (strike price $27.19)(2)(8)		576	0

			5,625

MATERIALS — 0.0%
Chemicals — 0.0%
General Chemical Industries Products Series B, Expires 03/31/11 (strike price $376.00)(2)(8)		31	0
General Chemical Industries Series A, Expires 04/30/11 (strike price $195.43)(2)(8)		42	5,187

Metals & Minerals — 0.0%
ACP Holding Co. Expires 09/30/13 (strike price $0.01)(8)		40,587	75,086

			80,273

TOTAL WARRANTS (cost $400,643)			87,900

Membership Interest Certificates — 0.0%

CONSUMER DISCRETIONARY — 0.0%
Housing — 0.0%
National Bedding, LLC (2)(8)(9) (cost $206,709)		264	148,830

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $437,936,425) @			435,645,305

Short-Term Investment Securities — 11.6%

TIME DEPOSIT — 11.6%
Euro Time Deposit with State Street Bank & Trust Co. 3.00% due 11/01/05
(cost $54,223,000)		54,223,000	54,223,000

TOTAL INVESTMENTS —
(cost $492,159,425)@	104.6%		489,868,305
Liabilities in excess of other assets-	(4.6)		(21,444,733)

NET ASSETS-	100.00%		$468,423,572

†	Non-income producing security.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2005, the aggregate value of these securities was $37,841,194 representing 8.1% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Bond in default.
(2)	Fair valued security; see Note 1.
(3)	PIK (“Payment-in-Kind”) security. Payments made with additional securities in lieu of cash.
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Variable rate security — the rate reflected is as of October 31, 2005; maturity date reflects next reset date.
(6)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2005.
(7)	Company has filed Chapter 11 bankruptcy.
(8)	Illiquid security.
(9)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2005, the Corporate Bond Portfolio held the following restricted securities:

		Certificates/
	Acquisition	Principal	Acquisition	Market	% of Net
Name	Date	Amount Shares	Cost	Value	Assets

National Bedding, LLC Membership Certificates	02/25/03	264	$206,709	$148,830	0.0
Russell- Stanley Holdings, Inc. 9.00% due 11/30/08	02/05/99	$13,694	78,233	6,409	0.0
Russell- Stanley Holdings, Inc.	02/05/99	1,500	0	0	0.0

				155,239	0.0

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Goldman Sachs Asset Management International
Investment Portfolio — October 31, 2005
(unaudited)

Bonds & Notes — 84.0%		Shares/
		Principal	Value
		Amount**	(Note 1)

AUSTRALIA — 1.8%
Commonwealth of Australia 6.00% due 02/15/17	AUD	3,350,000	2,606,757

AUSTRIA — 0.4%
OeBB Infrastruktur Bau AG 4.75% due 10/28/13		290,000	285,505
Schieneninfrastructurfinanzierungs - Gesellschaft M.B.H. 4.63% due 11/21/13		260,000	254,849

			540,354

BELGIUM — 2.1%
Kingdom of Belgium 3.75% due 03/28/09(4)	EUR	1,700,000	2,098,580
Kingdom of Belgium 5.50% due 03/28/28(4)	EUR	600,000	904,541

			3,003,121

CANADA — 2.0%
Canadian Government 5.00% due 06/01/14(4)	CAD	790,000	711,027
Canadian Government 5.75% due 06/01/29(4)	CAD	1,000,000	1,016,874
Canadian Government 6.00% due 06/01/08(4)	CAD	1,300,000	1,163,220

			2,891,121

DENMARK — 0.6%
Kingdom of Denmark 6.00% due 11/15/11(4)	DKK	5,000,000	932,496

FRANCE — 16.0%
Government of France 4.00% due 10/25/09	EUR	1,100,000	1,373,573
Government of France 5.00% due 04/25/12(4)	EUR	1,650,000	2,191,596
Government of France 5.25% due 04/25/08	EUR	950,000	1,205,007
Government of France 5.50% due 10/25/07	EUR	3,950,000	4,985,787
Government of France 5.50% due 04/25/10(4)	EUR	7,450,000	9,876,468
Government of France 5.75% due 10/25/32	EUR	1,250,000	1,991,793

Government of France 8.50% due 04/25/23(4)	EUR	400,000	777,896
Natexis Banques Populaires 7.00% due 11/14/05(4)		800,000	800,499

			23,202,619

GERMANY — 16.6%
Federal Republic of Germany 2.50% due 10/08/10	EUR	2,550,000	2,987,134
Federal Republic of Germany 3.50% due 10/10/08(4)	EUR	1,750,000	2,139,622
Federal Republic of Germany 3.75% due 01/04/15	EUR	5,700,000	7,040,855
Federal Republic of Germany 4.50% due 01/04/13	EUR	2,350,000	3,048,437
Federal Republic of Germany 5.50% due 01/04/31	EUR	3,450,000	5,291,773
Federal Republic of Germany 6.25% due 01/04/24(4)	EUR	300,000	480,824
Federal Republic of Germany 6.50% due 07/04/27	EUR	1,850,000	3,123,823

			24,112,468

ITALY — 3.3%
Banca Popolare di Bergamo Capital Trust 8.36% due 02/15/11(1)(4)	EUR	450,000	648,296
Republic of Italy 4.38% due 10/25/06(4)	EUR	600,000	598,957
Republic of Italy 5.25% due 08/01/17(4)	EUR	750,000	1,038,175
Republic of Italy 6.75% due 07/01/07(4)	EUR	2,000,000	2,555,400

			4,840,828

JAPAN — 19.2%
Government of Japan 0.80% due 06/20/09	JPY	1,270,000,000	10,983,389
Government of Japan 1.30% due 06/20/11	JPY	875,000,000	7,646,106
Government of Japan 1.90% due 03/20/24(4)	JPY	415,000,000	3,513,932
Japan Development Bank 1.40% due 06/20/12(4)	JPY	125,000,000	1,090,999
Japan Finance Corp. for Municipal Enterprises 1.35% due 11/26/13(4)	JPY	470,000,000	4,038,596
Resona Bank Ltd 3.75% due 04/15/10(1)	EUR	420,000	503,869

			27,776,891

LUXEMBOURG — 0.6%
Tyco International Group SA 5.50% due 11/19/08(4)	EUR	370,000	471,806
Tyco International Group SA 6.13% due 04/04/07(4)	EUR	350,000	437,704

			909,510

MEXICO — 0.2%
United Mexican States 7.50% due 04/08/33(4)		270,000	306,045

NETHERLANDS — 1.3%
Deutsche Telekom International Finance BV 8.75% due 06/15/30(4)		90,000	111,598
Imperial Tobacco Overseas BV 7.13% due 04/01/09(4)		570,000	602,309
Kingdom of Netherlands 3.75% due 07/15/14(4)	EUR	1,000,000	1,235,561

			1,949,468

SPAIN — 2.4%
Kingdom of Spain 4.00% due 01/31/10(4)	EUR	2,000,000	2,500,259
Kingdom of Spain 4.20% due 07/30/13(4)	EUR	800,000	1,020,768

			3,521,027

SWEDEN — 0.7%
Kingdom of Sweden 5.00% due 01/28/09(4)	SEK	4,700,000	632,565
Kingdom of Sweden 6.75% due 05/05/14(4)	SEK	2,300,000	363,827

			996,392

UNITED KINGDOM — 4.1%
National Westminster Bank, PLC 7.75% due 04/29/49(1)(4)		330,000	346,279
NGG Finance, PLC 5.25% due 08/23/06(4)	EUR	620,000	758,091
Royal Bank of Scotland Group, PLC 5.25% due 07/22/08(4)	GBP	900,000	583,419
SL Finance, PLC 6.38% due 07/12/12(1)(4)	EUR	80,000	109,285
United Kingdom Treasury 4.75% due 06/07/10	GBP	350,000	630,477
United Kingdom Treasury 5.00% due 09/07/14(4)	GBP	250,000	463,696
United Kingdom Treasury 7.25% due 12/07/07(4)	GBP	570,000	1,067,819
United Kingdom Treasury 8.50% due 07/16/07(4)	GBP	500,000	944,914
United Kingdom Treasury 8.75% due 08/25/17(4)	GBP	400,000	994,678

			5,898,658

UNITED STATES — 12.7%
American Home Mtg. Investment Trust 4.41% due 11/25/05 (2)			320,953	321,235
Arch Capital Group, Ltd. 7.35% due 05/01/34(4)			190,000	198,041
AT&T Broadband Corp. 9.46% due 11/15/22			110,000	142,843
Citicorp 5.50% due 06/30/10(4)			570,000	377,411
Citigroup, Inc. 6.75% due 12/01/05(4)			400,000	400,769
CNA Financial Corp. 6.60% due 12/15/08(4)			330,000	342,227
Comcast Cable Communications, Inc. 8.38% due 05/01/07(4)			500,000	524,259
Countrywide Home Equity Loan Trust, Inc. 4.07% due 11/15/05(4)			839,974	841,668
Countrywide Home Loans, Inc. 5.25% due 12/15/05(2)(4)		EUR	650,000	399,507
Cox Communications, Inc. 4.63% due 01/15/10			560,000	540,380
Credit Suisse First Boston 7.90% due 05/01/07*(1)(4)(5)			550,000	572,162
EOP Operating LP 8.38% due 03/15/06(4)			170,000	172,327
First Horizon Asset Back Trust 4.33% due 11/25/05(2)(4)			739,095	741,273
Ford Motor Credit Co. 6.88% due 02/01/06			200,000	199,897
Fremont Home Loan Trust 4.32% due 11/25/05(2)(4)			650,000	651,100
General Motors Acceptance Corp. 7.00% due 11/15/05(4)		EUR	280,000	335,904
Harrahs Operating, Inc. 5.50% due 07/01/10(5)			200,000	198,607
Institut Credito Oficial 4.63% due 10/26/10			700,000	695,450
PHH Corp. 6.00% due 03/01/08			513,000	520,061
Sequoia Mortgage Trust 4.69% due 11/20/05(2)			939,734	939,651
Sprint Capital Corp. 4.78% due 08/17/06(3)(4)			530,000	529,767
United States Treasury Bonds 6.25% due 05/15/30			1,100,000	1,329,109
United States Treasury Bonds 7.50% due 11/15/24(4)			1,300,000	1,727,985
United States Treasury Bonds 8.00% due 11/15/21(4)			1,100,000	1,487,836
United States Treasury Notes 1.88% due 07/15/15			2,219,184	2,196,646
United States Treasury Notes 4.00% due 02/15/15			1,500,000	1,434,317
Verizon Global Funding Corp. 6.13% due 06/15/07(4)			520,000	530,189

				18,350,621

TOTAL BONDS & NOTES (cost $121,541,090)				121,838,376

Preferred Stock — 0.6%

UNITED KINGDOM — 0.3%
Fortis Capital Co. (1)(4)			320	402,679

UNITED STATES — 0.3%
BCI US Funding Trust II 3.78%(2)(4)			340,000	419,962

TOTAL PREFERRED STOCK (cost $880,960)				822,641

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $122,422,050)				122,661,017

Short-Term Investment Securities — 13.9%

TIME DEPOSIT — 13.9%
Euro Time Deposit with State Street Bank & Trust Co. 3.00% due 11/01/05(4) (cost $20,207,000)			20,207,000	20,207,000

TOTAL INVESTMENTS — (cost $142,629,050)@	98.5%			142,854,140
Other assets less liabilities—	1.5			2,133,905

NET ASSETS—	100.0%			$144,988,045

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2005, the aggregate value of these securities was $572,162 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
@	See Note 4 for cost investments on a tax basis
(1)	Variable rate security — the rate reflected is as of October 31, 2005.
(2)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2005.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	The security or a portion thereof represents collateral for open futures contracts.
(5)	Illiquid security.

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	October 31, 2005	(Depreciation)

5 Long	Australia 10 Year Bond	December 2005	$2,823,702	$2,810,596	$(13,106)
44 Long	Euro 90 Day Future	December 2005	10,538,187	10,507,200	(30,987)
20 Short	Euro Bobl Future	December 2005	2,705,109	2,700,447	4,662
53 Short	Euro Bund Future	December 2005	7,759,523	7,644,352	115,171
110 Long	Euro Schatz Future	December 2005	13,965,120	13,928,216	(36,904)
18 Short	Japan 10 Year Bond	December 2005	21,509,947	21,200,105	309,842
7 Long	LIF Long Gilt	December 2005	1,405,866	1,391,470	(14,396)
19 Long	U.S. Treasury 10 Year Note	December 2005	2,059,115	2,060,609	1,494
68 Short	U.S. Treasury 2 Year Note	December 2005	14,029,060	13,953,813	75,247
77 Long	U.S. Treasury 20 Year Bond	December 2005	8,763,312	8,621,594	(141,718)
253 Short	U.S. Treasury 5 Year Note	December 2005	26,945,908	26,790,328	155,580

					$424,885

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	7,097,992	USD	5,401,000	12/21/2005	$103,797
AUD	3,541,761	USD	2,649,946	01/18/2006	9,266
CAD	3,348,056	USD	2,860,046	01/06/2006	19,665
*CAD	6,370,748	USD	5,413,000	12/21/2005	10,838
*CHF	10,596,222	USD	8,418,575	12/21/2005	160,828
DKK	5,553,000	USD	909,672	12/20/2005	15,506
*EUR	10,021,601	USD	12,175,000	12/21/2005	130,920
*GBP	5,298,324	USD	9,501,881	12/21/2005	128,277
GBP	2,427,526	USD	4,388,967	11/18/2005	93,144
*JPY	1,063,327,369	USD	9,576,096	12/21/2005	386,568
JPY	3,228,425,848	USD	28,033,607	11/25/2005	222,109
*NOK	17,175,189	USD	2,697,000	12/21/2005	50,872
*SEK	95,422,160	USD	12,494,934	12/21/2005	467,579
SEK	6,711,148	USD	877,848	12/19/2005	32,079

					$1,831,448

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

EUR	54,161,920	USD	64,910,069	11/30/2005	$(105,367)
*USD	10,810,000	CAD	12,692,146	12/21/2005	(47,524)
*USD	5,619,519	EUR	4,615,682	12/21/2005	(72,338)
*USD	8,132,000	CHF	10,316,112	12/21/2005	(92,546)
*USD	12,675,150	NOK	81,358,677	12/21/2005	(140,472)
*USD	7,759,580	AUD	10,177,404	12/21/2005	(164,224)
*USD	4,053,000	JPY	447,794,380	12/21/2005	(183,055)
*USD	5,407,000	SEK	41,258,108	12/21/2005	(206,679)
*USD	9,452,000	GBP	5,209,792	12/21/2005	(235,024)

					$(1,247,229)

Net Unrealized Appreciation (Depreciation)					$584,219

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD-Australian Dollar	GBP-Pound Sterling
CAD-Canadian Dollar	JPY-Japanese Yen
CHF-Swiss Franc	NOK-Norwegian Krone
DKK-Danish Krone	SEK-Swedish Krona
EUR-Euro	USD-United States Dollar

Interest Rate Swaps
	Notional	Termination	Unrealized
	Amount	Date	Appreciation/(Depreciation)

Agreement with Merrill Lynch Capital Markets Bank, Ltd. dated July 15, 2005 to receive quarterly the 3 Month Libor rate and pay semi-annually a fixed rate of 4.40%	$2,800,000	07/19/10	$(61,084)
Agreement with Merrill Lynch Capital Markets Bank, Ltd. dated July 15, 2005 to receive quarterly the 3 Month Libor rate and pay semi-annually a fixed rate of 4.40%	2,800,000	07/19/10	(60,616)
Agreement with Merrill Lynch Capital Markets Bank, Ltd. dated July 15, 2005 to receive semi-annually 3.64% and pay quarterly the 3 Month Canadian Bankers Acceptances rate	4,400,000	07/15/10	54,111
Agreement with Merrill Lynch Capital Markets Bank, Ltd. dated July 15, 2005 to receive semi-annually 3.64% and pay quarterly the 3 Month Canadian Bankers Acceptances rate	4,300,000	07/15/10	53,712

			$(13,877)

Industry Allocation*

Foreign Government Bonds	66.6%
Euro Time Deposit	13.9
U.S. Treasury	5.6
Financial Services	5.2
Banks	3.4
Broadcasting and Media	0.8
Multi-Industry	0.6
Asset-Backed Securities	0.5
Telecommunications	0.4
Food, Beverage and Tobacco	0.4
Insurance	0.4
Transportation	0.2
Real Estate Investment Trusts	0.2
Leisure and Tourism	0.2
Real Estate Companies	0.1

98.5%

*	Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
HIGH - YIELD BOND PORTFOLIO
AIG SunAmerica Asset Management Co.
Investment Portfolio — October 31, 2005
(unaudited)

Bonds & Notes 72.6%	Principal Amount Shares/Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 3.7%

Automotive — 1.7%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	$875,000	$656,250
Dana Corp. 5.85% due 01/15/15	1,950,000	1,433,250
Dura Operating Corp., Series B 8.63% due 04/15/12	978,000	828,855
Ford Motor Co. 7.45% due 07/16/31	2,450,000	1,800,750
Navistar International Corp. 6.25% due 03/01/12	144,000	129,240
Stanadyne Corp. 10.00% due 08/15/14	375,000	365,625

Retail — 2.0%
ACCO Brands Corp. 7.63% due 08/15/15 *	425,000	403,750
Collins & Aikman Floorcovering, Series B 9.75% due 02/15/10	600,000	561,000
Ferrellgas LP 6.75% due 05/01/14	1,350,000	1,296,000
Neiman-Marcus Group, Inc. 10.38% due 10/15/15 *	775,000	747,875
Prestige Brands, Inc. 9.25% due 04/15/12	500,000	505,000
Rent-Way, Inc. 11.88% due 06/15/10	1,400,000	1,505,000
Rite Aid Corp. 8.13% due 05/01/10	575,000	575,000
Saks, Inc. 9.88% due 10/01/11	725,000	790,250

		11,597,845

CONSUMER STAPLES — 3.1%

Food, Beverage & Tobacco — 2.9%
Alliance One International, Inc. 12.75% due 11/15/12 *	1,125,000	900,000
Doane Pet Care Co. 10.63% due 11/15/15 *	375,000	379,688
Le-Natures, Inc. 10.00% due 06/15/13 *	1,150,000	1,230,500
North Atlantic Holding, Inc. 12.25% due 03/01/14 (2)	2,150,000	537,500
North Atlantic Trading, Inc. 9.25% due 03/01/12	1,125,000	832,500
Sbarro, Inc. 11.00% due 09/15/09	1,300,000	1,267,500
Stater Brothers Holdings, Inc. 8.13% due 06/15/12	1,400,000	1,368,500
Wornick Co. 10.88% due 07/15/11	2,500,000	2,562,500

Household Products — 0.2%
Jostens Holding Corp. 10.25% due 12/01/13 (2)	850,000	614,125

		9,692,813

ENERGY — 6.1%

Energy Services — 4.2%
Belden & Blake Corp. 8.75% due 07/15/12	475,000	489,250
Bluewater Finance, Ltd. 10.25% due 02/15/12	425,000	452,625
Chesapeake Energy Corp. 6.25% due 01/15/18	1,600,000	1,552,000
Chesapeake Energy Corp. 6.63% due 01/15/16	225,000	224,437
Citgo Petroleum Corp. 6.00% due 10/15/11	575,000	603,750
El Paso Production Holding Co. 7.75% due 06/01/13	2,900,000	2,987,000
Encore Acquisition Co. 6.00% due 07/15/15	625,000	590,625
Encore Acquisition Co. 6.25% due 04/15/14	375,000	363,750
Exco Resources, Inc. 7.25% due 01/15/11	650,000	656,500
Grant Prideco, Inc. 6.13% due 08/15/15 *	275,000	275,687
Hanover Compressor Co. zero coupon due 03/31/07	125,000	110,313
Hilcorp Energy I LP 7.75% due 11/01/15 *	1,250,000	1,262,500
Hilcorp Energy LP 10.50% due 09/01/10 *	869,000	973,280
Oslo Seismic Services, Inc. 8.28% due 06/01/11	932,145	966,949
Seitel, Inc. 11.75% due 07/15/11	1,450,000	1,587,750

Energy Sources — 1.9%
AES Drax Energy, Ltd., Series B 11.50% due 08/30/10 †(1)	4,590,000	4,590
Calpine Canada Energy Finance 8.50% due 05/01/08 †(10)(12)	1,500,000	810,000
Calpine Corp. 8.75% due 07/15/13 †*(10)(11)	3,625,000	2,510,313

Calpine Corp. (Convertible) 4.75% due 11/15/23 †(10)(11)	5,760,000	2,541,600

		18,962,919

FINANCE — 10.3%

Financial Services — 8.6%
AAC Group Holding Corp. 10.25% due 10/01/12 *(2)	725,000	529,250
AMR HoldCo., Inc. 10.00% due 02/15/15 *	950,000	1,035,500
Borden United States Finance Corp. 9.00% due 07/15/14 *	825,000	811,594
Consolidated Communications 9.75% due 04/01/12	1,097,000	1,149,108
ESI Tractebel Acquisition Corp., Series B 7.99% due 12/30/11	1,051,000	1,101,271
General Motors Acceptance Corp. 6.07% due 12/01/14 (8)	2,475,000	2,325,503
General Motors Acceptance Corp. 6.75% due 12/01/14	1,308,000	1,250,755
General Motors Acceptance Corp. 8.00% due 11/01/31	13,167,000	13,592,834
MedCath Holdings Corp. 9.88% due 07/15/12	900,000	954,000
PCA LLC/PCA Finance Corp. 11.88% due 08/01/09	1,725,000	414,000
PX Escrow Corp. 9.63% due 02/01/06 (2)	2,505,000	2,382,881
Terra Capital, Inc. 11.50% due 06/01/10	785,000	898,825
Terra Capital, Inc. 12.88% due 10/15/08	500,000	590,000

Insurance — 1.7%
Chukchansi Economic Development Authority 14.50% due 06/15/09 *	3,525,000	4,300,500
Crum & Forster Holdings Corp. 10.38% due 06/15/13	950,000	1,016,500

		32,352,521

HEALTHCARE — 4.0%

Drugs — 0.7%
AmerisourceBergen Corp. 5.88% due 09/15/15 *	1,425,000	1,371,562
Mylan Laboratories, Inc. 5.75% due 08/15/10 *	225,000	222,188
Mylan Laboratories, Inc 6.38% due 08/15/15 *	525,000	518,438

Health Services — 1.9%
Concentra Operating Corp. 9.13% due 06/01/12	775,000	798,250
Concentra Operating Corp. 9.50% due 08/15/10	275,000	283,250
Curative Health Services, Inc. 10.75% due 05/01/11	1,000,000	680,000
Genesis Healthcare Corp. 8.00% due 10/15/13	500,000	528,750
Genesis Healthcare Corp. (Convertible) 2.50% due 03/15/25 *	25,000	24,531
Pediatric Services of America, Inc. 10.00% due 04/15/08 (3)	250,000	252,500
Team Health, Inc. 9.00% due 04/01/12	1,025,000	1,153,125
Tenet Healthcare Corp. 6.50% due 06/01/12	525,000	456,750
Tenet Healthcare Corp. 7.38% due 02/01/13	525,000	465,938
Triad Hospitals, Inc. 7.00% due 11/15/13	675,000	675,000
US Oncology, Inc. 10.75% due 08/15/14	500,000	551,250

Medical Products — 1.4%
CDRV Investors, Inc. 9.63% due 01/01/15 (2)	1,725,000	957,375
Encore Medical IHC, Inc. 9.75% due 10/01/12	650,000	632,125
Inverness Medical Innovations, Inc. 8.75% due 02/15/12	1,575,000	1,606,500
Universal Hospital Services, Inc. 10.13% due 11/01/11	1,175,000	1,177,937

		12,355,469

INDUSTRIAL & COMMERCIAL — 4.5%

Aerospace & Military Technology — 0.2%
Decrane Aircraft Holdings, Inc. 12.00% due 09/30/08	1,550,000	589,000

Business Services — 3.1%
Affinity Group, Inc. 9.00% due 02/15/12	1,800,000	1,782,000
Alderwoods Group, Inc. 7.75% due 09/15/12	425,000	438,813
Carriage Services, Inc. 7.88% due 01/15/15	1,273,000	1,304,825
Di Finance/DynCorp. 9.50% due 02/15/13 *	825,000	855,937
FTI Consulting, Inc. 7.63% due 06/15/13 *	425,000	433,500
H&E Equipment Services, LLC 11.13% due 06/15/12	75,000	83,063
Mobile Mini, Inc. 9.50% due 07/01/13	750,000	825,000
NationsRent Cos, Inc. 9.50% due 05/01/15	1,000,000	1,037,500

Pliant Corp. 11.13% due 09/01/09	2,106,000	1,716,390
Pliant Corp. 13.00% due 06/01/10	1,025,000	148,625
Service Corp. International 6.75% due 04/01/16	375,000	368,437
Service Corp. International 7.00% due 06/15/17 *	850,000	843,625

Machinery — 0.2%
Dresser-Rand Group, Inc. 7.63% due 11/01/14 *	727,000	745,175
Venture Holdings Trust 11.00% due 06/01/07 †(1)(5)	750,000	2,812

Multi-Industry — 0.6%
Exide Corp. 1.00% due 03/15/25 †(1)(3)(5)(6)	1,975,000	0
Monitronics International, Inc. 11.75% due 09/01/10	1,200,000	1,180,500
Park-Ohio Industries, Inc. 8.38% due 11/15/14	725,000	634,375

Transportation — 0.4%
Petroleum Helicopters, Inc. 9.38% due 05/01/09	350,000	366,625
Progress Rail Services Corp. 7.75% due 04/01/12 *	800,000	818,000

		14,174,202

INFORMATION & ENTERTAINMENT — 15.7%

Broadcasting & Media — 7.2%
Adelphia Communications Corp. 10.25% due 06/15/11 †(1)(5)	750,000	515,625
CCO Holdings, LLC 8.75% due 11/15/13	900,000	866,250
Charter Communications Holdings, LLC 9.63% due 11/15/09	2,250,000	1,856,250
Charter Communications Holdings, LLC 9.92% due 04/01/11 (2)	4,975,000	3,109,375
Charter Communications Holdings, LLC 10.25% due 01/15/10	500,000	390,000
Charter Communications Holdings, LLC 10.75% due 10/01/09	3,200,000	2,656,000
Charter Communications Holdings, LLC 11.13% due 01/15/11	2,525,000	1,653,875
Citadel Broadcasting Corp. (Convertible) 1.88% due 02/15/11	925,000	724,969
Fisher Communications, Inc. 8.63% due 09/15/14	1,625,000	1,728,594
Haights Cross Operating Co. 11.75% due 08/15/11	875,000	949,375
Muzak Finance Corp., LLC 9.88% due 03/15/09	560,000	274,400
Nexstar Finance Holdings, LLC 6.25% due 04/01/13 (2)	1,975,000	1,422,000
Paxson Communications Corp. 12.25% due 01/15/09 (2)	3,275,000	3,201,312
Young Broadcasting, Inc. 8.75% due 01/15/14	1,100,000	973,500
Young Broadcasting, Inc. 10.00% due 03/01/11	2,350,000	2,185,500

Leisure & Tourism — 8.5%
American Airlines, Inc. Series 01-1A Pass-Thru 6.82% due 05/23/11	2,700,000	2,424,927
Atlas Air Worldwide Holdings, Inc. 9.06% due 07/02/17	1,281,640	1,189,234
Atlas Air, Inc. Series 00-1A Pass Through 8.71% due 01/02/19	2,431,991	2,508,866
Atlas Air, Inc. Series 99-1A Pass Through 7.20% due 01/02/19	446,225	441,127
Atlas Air, Inc. Series 99-1B Pass-Through 7.63% due 01/02/15 †(1)	6,100,446	5,087,298
Atlas Air, Inc. Series 99-1C Pass Through 8.77% due 01/02/11 †(1)	586,827	324,122
Continental Airlines, Inc. 8.31% due 04/02/18	531,575	464,971
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11	442,414	365,607
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	821,899	721,531
Delta Air Lines, Inc. 8.30% due 12/15/29 †(1)(5)	2,500,000	443,750
Delta Air Lines, Inc. 9.50% due 11/18/08 †*(1)(5)	600,000	496,500
Delta Air Lines, Inc. 10.00% due 08/15/08 †(1)(5)	3,050,000	526,125
Eldorado Casino Corp. (Shreveport) 10.00% due 08/01/12	2,246,371	2,111,589
Eldorado Resorts, LLC 9.00% due 04/15/14 (3)(6)	3,250,000	3,250,000
Riviera Holdings Corp. 11.00% due 06/15/10 #	1,000,000	1,087,500
Six Flags, Inc. 4.50% due 05/15/15	820,000	1,048,575
True Temper Sports, Inc. 8.38% due 09/15/11	1,010,000	909,000
Waterford Gaming, LLC 8.63% due 09/15/12 *	1,312,000	1,410,400
Worldspan LP 10.59% due 02/15/11 *(8)	2,000,000	1,630,000

		48,948,147

INFORMATION TECHNOLOGY — 8.8%

Communication Equipment — 0.4%
ICO North America, Inc. 7.50% due 08/15/09 (3)(6)	1,125,000	1,147,500

Computer Services — 1.0%
Activant Solutions, Inc. 10.05% due 01/03/06 *(8)	675,000	690,188

Sungard Data Systems, Inc. 9.13% due 08/15/13 *	900,000	913,500
Sungard Data Systems, Inc. 10.25% due 08/15/15 *	450,000	446,062
Unisys Corp. 8.00% due 10/15/12	1,050,000	924,000

Electronics — 0.4%
Advanced Micro Devices, Inc. 7.75% due 11/01/12	1,000,000	1,000,000
Telex Communications Holdings, Inc. 11.50% due 10/15/08	375,000	399,375

Internet Software — 0.3%
Spheris, Inc. 11.00% due 12/15/12 *	1,025,000	973,750

Telecommunications — 6.7%
American Cellular Corp. 10.00% due 08/01/11	3,125,000	3,375,000
Cincinnati Bell, Inc. 7.18% due 12/15/23	450,000	452,250
Cincinnati Bell, Inc. 7.20% due 11/29/23	1,850,000	1,813,000
Cincinnati Bell, Inc. 7.25% due 06/15/23	275,000	254,375
Insight Communications, Inc. 12.50% due 02/15/11 (2)	1,225,000	1,258,688
LCI International, Inc. 7.25% due 06/15/07	8,400,000	8,295,000
Rural Cellular Corp. 9.75% due 01/15/10	1,875,000	1,865,625
Triton PCS, Inc. 8.50% due 06/01/13	750,000	701,250
United States West Communications, Inc. 7.13% due 11/15/43	850,000	726,750
United States West Communications, Inc. 7.25% due 09/15/25	250,000	236,250
United States West Communications, Inc. 7.25% due 10/15/35	1,050,000	952,875
United States West Communications, Inc. 7.50% due 06/15/23	250,000	235,000
Valor Telecommunications Enterprises, LLC 7.75% due 02/15/15	875,000	856,406

		27,516,844

MATERIALS — 6.0%

Chemicals — 1.6%
BCI U.S. Finance Corp. 9.65% due 07/15/10 *(8)	775,000	776,938
Equistar Chemicals LP 8.75% due 02/15/09	575,000	599,437
Equistar Chemicals LP 10.63% due 05/01/11	1,575,000	1,716,750
Huntsman Advanced Materials, LLC 11.00% due 07/15/10	625,000	693,750
Rockwood Specialties Group, Inc. 7.50% due 11/15/14 *	800,000	772,000
Rockwood Specialties Group, Inc. 10.63% due 05/15/11	383,000	409,810

Forest Products — 2.5%
Associated Materials, Inc. 11.25% due 03/01/14 (2)	1,875,000	881,250
Boise Cascade, LLC 7.03% due 10/15/12 (8)	1,300,000	1,254,500
Caraustar Industries, Inc. 9.88% due 04/01/11	300,000	294,000
Constar International, Inc. 7.72% due 12/15/12 (8)	625,000	571,875
Dayton Superior Corp. 10.75% due 09/15/08	600,000	582,000
FiberMark, Inc. 10.75% due 04/15/11 †(1)(5)	925,000	693,750
Georgia-Pacific Corp. 8.00% due 01/15/14	700,000	752,500
Pliant Corp. 13.00% due 06/01/10 (10)	725,000	105,125
Speciality Paperboard, Inc. 9.38% due 10/15/06 †(1)(5)	3,850,000	2,796,062

Metals & Minerals — 1.9%
AK Steel Corp. 7.88% due 02/15/09	325,000	309,563
Allegheny Technologies, Inc. 8.38% due 12/15/11	675,000	722,250
Chaparral Steel Co. 10.00% due 07/15/13 *	500,000	517,500
Crown Cork & Seal Co., Inc. 7.38% due 12/15/26	925,000	874,125
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	925,000	888,000
CSN Islands IX Corp. 10.00% due 01/15/15 *	525,000	573,562
CSN Islands VIII Corp. 9.75% due 12/16/13 *	825,000	899,250
Freeport McMoRan, Inc. 7.00% due 02/15/08	975,000	995,719
Renco Metals, Inc. 11.50% due 07/01/03 †(1)(3)(5)(6)	600,000	0

		18,679,716

REAL ESTATE — 1.5%

Real Estate Companies — 0.4%
Trustreet Properties, Inc. 7.50% due 04/01/15	1,175,000	1,189,687

Real Estate Investment Trusts — 1.1%
National Health Investors, Inc. 7.30% due 07/16/07	1,275,000	1,301,681
Omega Healthcare Investors, Inc. 6.95% due 08/01/07	300,000	301,500
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	625,000	628,125
Senior Housing Property Trust 8.63% due 01/15/12	1,300,000	1,430,000

		4,850,993

UTILITIES — 8.9%

Electric Utilities — 3.7%
AES Corp. 8.88% due 11/01/27	1,232,000	1,342,880
Mirant Corp. 7.90% due 07/15/09 †*(1)(5)	4,750,000	5,569,375
Mission Energy Holding Co. 13.50% due 07/15/08	3,525,000	4,080,187
Psychiatric Solutions, Inc. 7.75% due 07/15/15	517,000	532,510
Unisource Energy Corp. (Convertible) 4.50% due 03/01/35 *	200,000	204,750

Gas & Pipeline Utilities — 5.2%
Colorado Interstate Gas Co. 6.85% due 06/15/37	1,000,000	1,018,935
Dynegy-Roseton Danskammer 7.67% due 11/08/16	2,475,000	2,437,875
El Paso Natural Gas Co. 7.63% due 08/01/10	775,000	813,305
El Paso Natural Gas Co. 8.63% due 01/15/22	1,650,000	1,837,828
NGC Corp. Capital Trust 8.32% due 06/01/27	6,800,000	5,916,000
Pacific Energy Partners LP 7.13% due 06/15/14	1,025,000	1,066,000
Pride International, Inc. 7.38% due 07/15/14	425,000	457,938
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12	775,000	887,375
Williams Cos., Inc. 7.88% due 09/01/21	1,575,000	1,699,031

		27,863,989

TOTAL BONDS & NOTES (cost $230,208,502)		226,995,458

Foreign Bonds & Notes — 7.7%

CONSUMER DISCRETIONARY — 0.4%

International Utility Structures, Inc. 10.75% due 02/01/08 †(1)(3)(5)(6)	3,329,000	66,580
Jean Coutu Group, Inc. 8.50% due 08/01/14	1,125,000	1,043,438

		1,110,018

CONSUMER STAPLES — 0.3%

Vitro Envases Norteamerica SA 10.08% due 11/24/05 (6)	1,000,000	1,007,500

ENERGY — 0.9%

North American Energy Partners, Inc. 8.75% due 12/01/11	625,000	587,500
North American Energy Partners, Inc. 9.00% due 06/01/10	1,300,000	1,339,000
AES Chivor SA 9.75% due 12/30/14 *	900,000	978,750

		2,905,250

FINANCE — 0.5%

Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	1,800,000	1,610,813

HEALTHCARE — 0.9%

Elan Capital Corp. (Convertible) 6.50% due 11/10/08 (6)	400,000	524,960
Elan Finance PLC/Elan Finance Corp. 7.75% due 11/15/11 *	1,075,000	946,000
Elan Finance PLC/Elan Finance Corp. 8.34% due 11/15/11 *	1,300,000	1,147,250

		2,618,210

INDUSTRIAL & COMMERCIAL — 0.6%

Grupo Transportation Ferroviaria Mexicana SA de CV 9.38% due 05/01/12 *	800,000	868,000
Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14	1,175,000	1,092,750

		1,960,750

INFORMATION & ENTERTAINMENT — 1.8%

Telenet Group Holding NV 11.50% due 06/15/14 *(2)	4,750,000	3,776,250
Corporacion Interamericana de Entretenimiento SA de CV 8.88% due 06/14/15 *	850,000	816,000

Grupo Posadas SA de CV 8.75% due 10/04/11 *	875,000	918,750

		5,511,000

INFORMATION TECHNOLOGY — 0.3%

MagnaChip Semiconductor SA 8.00% due 12/15/14	550,000	503,250
STATS ChipPac, Ltd. 6.75% due 11/15/11	400,000	387,000

		890,250
MATERIALS — 2.0%

Nova Chemicals Corp. 6.50% due 01/15/12	900,000	859,500
Rhodia SA 8.88% due 06/01/11	3,100,000	2,929,500
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	1,850,000	1,808,375
Abitibi-Consolidated, Inc. 8.85% due 08/01/30	525,000	438,375
Tembec Industries, Inc. 8.63% due 06/30/09	450,000	303,750

		6,339,500

TOTAL FOREIGN BONDS & NOTES (cost $26,983,011)		23,953,291

Common Stock — 8.3%

CONSUMER DISCRETIONARY — 0.7%

Automotive — 0.7%
NES Rentals Holding, Inc.	184,305	2,036,570

ENERGY — 1.5%

Energy Services — 1.5%
Trico Marine Services, Inc.	189,200	4,822,708

Energy Sources — 0.0%
Tri-Union Development Corp. †(3)(6)	1,297	13
Tribo Petroleum Corp. Class A †*(3)(6)	2,200	22

		4,822,743

INFORMATION & ENTERTAINMENT — 0.5%

Broadcasting & Media — 0.4%
Charter Communications, Inc., Class A †	1,000,000	1,200,000

Leisure & Tourism — 0.1%
Capital Gaming International, Inc. †(3)(6)	103	0
Shreveport Gaming Holdings, Inc. †(3)(6)(13)	17,578	404,698

		1,604,698

INFORMATION TECHNOLOGY — 5.3%

Telecommunications — 5.3%
iPCS, Inc.	427,262	16,663,218

REAL ESTATE — 0.3%

Real Estate Investment Trusts — 0.3%
MeriStar Hospitality Corp.	94,325	817,798

TOTAL COMMON STOCK (cost $14,370,421)		25,945,027

Preferred Stock — 0.7%

CONSUMER DISCRETIONARY — 0.2%

Retail — 0.2%
General Nutrition Centers, Inc. 12.00% (4)		900	643,500
Rent-Way, Inc. 8.00% (Convertible) (3)(6)(13)		20	207,064

			850,564

INFORMATION & ENTERTAINMENT — 0.5%

Broadcasting & Media — 0.5%
Paxson Communications Corp. 13.25% (4)		218	1,487,850

TOTAL PREFERRED STOCK (cost $3,063,821)			2,338,414

Warrants — 0.0%†

INDUSTRIAL & COMMERCIAL — 0.0%

Business Services — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 (strike price $0.01) *(3)(6)		1,000	10

INFORMATION & ENTERTAINMENT — 0.0%

Broadcasting & Media — 0.0%
Knology, Inc. Expires 10/22/07 (strike price $0.10) *(3)(6)		6,000	1,500

INFORMATION TECHNOLOGY — 0.0%

Telecommunications — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00) *(3)(6)		2,400	24
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01) (3)(6)		4,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80) *(3)(6)		3,500	0
Leap Wireless, Inc. Expires 04/15/10 (strike price $96.80) *(3)(6)		3,700	0

			24

TOTAL WARRANTS (cost $208,985)			1,534

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $274,834,740)			279,233,724

Repurchase Agreements — 4.4%

State Street Bank & Trust Co. Joint Repurchase Agreement (9)		$3,667,000	3,667,000
UBS Warburg, LLC Joint Repurchase Agreement (9)		10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS (cost $13,667,000)			13,667,000

TOTAL INVESTMENTS —
(cost $288,501,740) @	93.7%		292,900,724
Other assets less liabilities—	6.3		19,647,946

NET ASSETS—	100.0%		$312,548,670

†	Non-income producing security
#	Security represents an investment in an affiliated company; see Note 3.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2005, the aggregate value of these securities was $46,519,724 representing 14.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Bond in default
(2)	“Step-up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Fair valued security; see Note 1
(4)	PIK (“Payment-in-Kind”) security. Payments made with additional securities in lieu of cash.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Illiquid security
(7)	Security is subject to litigation, the outcome of which is still to be determined.
(8)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2005.
(9)	See Note 2 for detail of Joint Repurchase Agreement
(10)	Subsequent to October 31, 2005, bond is in default.
(11)	Subsequent to October 31, 2005, company has filed for Chapter 11 bankruptcy protection.
(12)	Subsequent to October 31, 2005, company has filed for bankruptcy protection.
(13)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2005, the High-Yield Bond Portfolio held the following restricted securities:

	Acquisition		Acquisition	Market	% of
Name	Date	Share	Cost	Value	Net Assets

Rent-Way, Inc. 8.00% (Convertible) Preferred Stock	05/29/2003	20	$200,000	$207,064	0.1%
Shreveport Gaming Holdings, Inc	07/29/2005	15,176	349,393	349,397	0.1
Shreveport Gaming Holdings, Inc	07/21/2005	2,402	55,313	55,301	0.0

				$611,762	0.2%

Pass	Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
WORLDWIDE HIGH INCOME PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba Van Kampen)
Investment Portfolio — October 31, 2005
(unaudited)

Bonds & Notes — 44.1%	Principal
	Amount**/	Value
	Shares/Warrants	(Note 1)

CONSUMER DISCRETIONARY — 3.9%

Apparel & Textiles — 0.8%
Brown Shoe, Inc. 8.75% due 05/01/12	$180,000	$184,500
Levi Strauss & Co. 8.80% due 04/01/12(1)	460,000	456,550
Oxford Industries, Inc. 8.88% due 06/01/11	105,000	107,625

Automotive — 1.3%
Arvinmeritor, Inc. 8.75% due 03/01/12	95,000	89,063
Lear Corp., Series B 8.11% due 05/15/09	315,000	296,100
Sonic Automotive, Inc. 8.63% due 08/15/13	435,000	415,425
TRW Automotive, Inc. 9.38% due 02/15/13	313,000	336,475

Housing — 0.4%
Technical Olympic USA, Inc. 9.00% due 07/01/10	225,000	223,875
Technical Olympic USA, Inc. 10.38% due 07/01/12	95,000	95,475

Retail — 1.4%
General Nutrition Centers, Inc. 8.50% due 12/01/10	115,000	96,313
Interface, Inc. 7.30% due 04/01/08	50,000	49,812
Interface, Inc. 9.50% due 02/01/14	205,000	203,975
Interface, Inc. 10.38% due 02/01/10	60,000	64,650
Nebraska Book Co., Inc. 8.63% due 03/15/12	175,000	163,625
Petro Stopping Centers LP 9.00% due 02/15/12	310,000	303,025
Rite Aid Corp. 8.13% due 05/01/10	200,000	200,000
Tempur Pedic, Inc. 10.25% due 08/15/10	156,000	168,480

		3,454,968

CONSUMER STAPLES — 2.1%

Food, Beverage & Tobacco — 1.9%
Delhaize America, Inc. 8.13% due 04/15/11	260,000	277,670
Michael Foods, Inc. 8.00% due 11/15/13	155,000	157,325
Pilgrim’s Pride Corp. 9.25% due 11/15/13	115,000	126,212
Pilgrim’s Pride Corp. 9.63% due 09/15/11	345,000	369,150
RJ Reynolds Tobacco Holdings, Inc. 6.50% due 07/15/10*	215,000	211,238
Smithfield Foods, Inc. 7.00% due 08/01/11	375,000	380,625
Smithfield Foods, Inc. 7.75% due 05/15/13	100,000	105,250
Smithfield Foods, Inc. 8.00% due 10/15/09	50,000	52,812

Household Products — 0.2%
Amscan Holdings, Inc. 8.75% due 05/01/14	125,000	100,000
Spectrum Brands, Inc. 7.38% due 02/01/15	125,000	107,969

		1,888,251

ENERGY — 5.9%

Energy Services — 2.4%
Chesapeake Energy Corp. 6.63% due 01/15/16	135,000	134,663
Citgo Petroleum Corp. 6.00% due 10/15/11	345,000	362,250
CMS Energy Corp. 7.50% due 01/15/09	300,000	310,875
Colorado Institute Gas Co. 6.80% due 11/15/15*	170,000	170,850
El Paso Production Holding Co. 7.75% due 06/01/13	285,000	293,550
Hanover Compressor Co. 8.63% due 12/15/10	40,000	42,400
Hanover Compressor Co. 9.00% due 06/01/14	70,000	76,475
Hanover Equipment Trust 8.50% due 09/01/08	62,000	64,480
Hanover Equipment Trust 8.75% due 09/01/11	105,000	111,300

Hilcorp Energy I LP 7.75% due 11/01/15*	155,000	156,550
Hilcorp Energy LP 10.50% due 09/01/10*	153,000	171,360
Magnum Hunter Resources, Inc. 9.60% due 03/15/12	84,000	90,720
PSEG Energy Holdings, Inc. 8.63% due 02/15/08	175,000	181,562

Energy Sources — 3.5%
Chesapeake Energy Corp. 7.50% due 09/15/13	220,000	233,200
Foundation Pennsylvania Coal Co. 7.25% due 08/01/14	70,000	71,575
Pemex Project Funding Master Trust 5.17% due 06/15/10*(1)	1,000,000	1,036,000
Pemex Project Funding Master Trust 9.13% due 10/13/10	1,130,000	1,297,805
Pogo Producing Co. 6.88% due 10/01/17*	215,000	212,850
Tesoro Petroleum Corp. 9.63% due 04/01/12	115,000	125,638
Vintage Petroleum, Inc. 7.88% due 05/15/11	125,000	130,937

		5,275,040

FINANCE — 3.9%

Financial Services — 3.9%
CA FM Lease Trust 8.50% due 07/15/17*	230,157	252,597
Citigroup Global Markets Holdings, Inc. due 11/01/05 (Turkish Lira Linked)	405,000	592,920
Citigroup Global Markets Holdings, Inc. due 02/23/06 (Turkish Lira Linked)	380,000	576,042
Credit Suisse First Boston 7.20% due 08/20/11	740,000	748,140
Ford Motor Credit Co. 5.63% due 10/01/08	225,000	210,177
General Motors Acceptance Corp. 4.38% due 12/10/07	245,000	231,302
General Motors Acceptance Corp. 6.88% due 09/15/11	265,000	256,949
General Motors Acceptance Corp. 6.88% due 08/28/12	65,000	62,614
MedCath Holdings Corp. 9.88% due 07/15/12	220,000	233,200
Pemex Project Funding Master Trust 9.50% due 09/15/27	210,000	270,270
Pemex Project Funding Master Trust 9.75% due 09/15/27	70,000	90,090

		3,524,301

HEALTHCARE — 2.7%

Drugs — 0.7%
AmerisourceBergen Corp. 5.63% due 09/15/12*	430,000	413,875
Warner Chilcott Corp. 8.75% due 02/01/15*	215,000	197,800

Health Services — 1.6%
Community Health Systems, Inc. 6.50% due 12/15/12	180,000	178,200
Davita, Inc. 6.63% due 03/15/13	180,000	182,250
Extendicare Health Services, Inc. 6.88% due 05/01/14	485,000	472,875
HCA, Inc. 6.30% due 10/01/12	50,000	49,204
HCA, Inc. 7.69% due 06/15/25	275,000	275,934
National Nephrology Associates, Inc. 9.00% due 11/01/11*	40,000	44,200
Tenet Healthcare Corp. 7.38% due 02/01/13	85,000	75,437
Tenet Healthcare Corp. 9.88% due 07/01/14	100,000	96,750

Medical Products — 0.4%
Fresenius Medical Care Capital Trust II 7.88% due 02/01/08	370,000	382,950

		2,369,475

INDUSTRIAL & COMMERCIAL — 5.3%

Aerospace & Military Technology — 0.4%
K & F Acquisition, Inc. 7.75% due 11/15/14	355,000	355,000

Business Services — 2.6%
Advanstar Communications, Inc. 10.75% due 08/15/10	150,000	166,125
Allied Waste North America, Inc. 5.75% due 02/15/11	125,000	116,562
Allied Waste North America, Inc. 7.88% due 04/15/13	155,000	158,875
Allied Waste North America, Inc. 8.50% due 12/01/08	100,000	104,000
Allied Waste North America, Inc. 8.88% due 04/01/08	85,000	88,613
Allied Waste North America, Inc. 9.25% due 09/01/12	47,000	50,659
Buhrmann U.S., Inc. 7.88% due 03/01/15	90,000	88,875
Buhrmann U.S., Inc. 8.25% due 07/01/14	215,000	215,538
Iron Mountain, Inc. 7.75% due 01/15/15	210,000	208,950
Iron Mountain, Inc. 8.63% due 04/01/13	225,000	234,562

JohnsonDiversey, Inc. 9.63% due 05/15/12	EUR	300,000	316,803
Nortek, Inc. 8.50% due 09/01/14		330,000	315,150
Pliant Corp. 11.13% due 09/01/09		55,000	44,825
Pliant Corp. 13.00% due 06/01/10		135,000	19,575
Propex Fabrics, Inc. 10.00% due 12/01/12		175,000	152,031

Machinery — 1.4%
Amsted Industries, Inc. 10.25% due 10/15/11*		335,000	358,450
Hexcel Corp. 6.75% due 02/01/15		205,000	200,900
Manitowoc Co., Inc. 10.38% due 05/15/11	EUR	260,000	341,199
NMHG Holding Co. 10.00% due 05/15/09		365,000	389,637

Multi-Industry — 0.9%
Goodman Global Holdings, Inc. 6.41% due 06/15/12*(1)		75,000	73,500
Goodman Global Holdings, Inc. 7.88% due 12/15/12*		125,000	117,500
Graphic Packaging International, Inc. 9.50% due 08/15/13		280,000	251,300
Koppers, Inc. 9.88% due 10/15/13		65,000	70,850
VWR International, Inc. 6.88% due 04/15/12		275,000	270,875

			4,710,354

INFORMATION & ENTERTAINMENT — 5.6%

Broadcasting & Media — 2.3%
Cablevision Systems Corp. 8.72% due 04/01/09(1)		335,000	342,537
CCH I LLC 11.00% due 10/01/15*		161,000	145,705
Dex Media East LLC 12.13% due 11/15/12		101,000	117,918
Dex Media West LLC 9.88% due 08/15/13		156,000	171,990
Houghton Mifflin Co. 9.88% due 02/01/13		305,000	314,912
Lin Television Corp. 6.50% due 05/15/13*		205,000	194,237
Primedia, Inc. 8.88% due 05/15/11		300,000	292,500
Renaissance Media Group 10.00% due 04/15/08(2)		95,000	93,813
Salem Communications Holding Corp. 9.00% due 07/01/11		390,000	411,450

Leisure & Tourism — 3.3%
AMC Entertainment, Inc. 8.59% due 08/15/10(1)		155,000	155,775
Harrah’s Operating Co., Inc. 7.88% due 12/15/05		195,000	195,731
Host Marriott LP 7.13% due 11/01/13		520,000	527,150
Houghton Mifflin Co. 8.25% due 02/01/11		110,000	112,475
Isle of Capri Casinos, Inc. 7.00% due 03/01/14		430,000	406,350
Las Vegas Sands Corp. 6.38% due 02/15/15		210,000	198,975
MGM Mirage, Inc. 6.00% due 10/01/09		660,000	648,450
Park Place Entertainment Corp. 8.88% due 09/15/08		300,000	322,500
Station Casinos, Inc. 6.00% due 04/01/12		385,000	378,263

			5,030,731

INFORMATION TECHNOLOGY — 4.7%

Communication Equipment — 0.5%
American Tower Corp. 7.13% due 10/15/12		175,000	180,469
American Tower Corp. 7.50% due 05/01/12		165,000	172,012
Rhythms NetConnections, Inc., Series B 13.50% due 05/15/08†(3)(4)(9)		1,700,000	0
Rhythms NetConnections, Inc., Series B 14.00% due 02/15/10†(3)(4)(9)		400,000	0
SBA Communications Corp. 8.50% due 12/01/12		105,000	114,450

Computer Services — 0.2%
Sungard Data Systems, Inc. 9.13% due 08/15/13*		195,000	197,925
Sungard Data Systems, Inc. 9.52% due 08/15/13*(1)		15,000	15,375

Electronics — 1.1%
Fisher Scientific International, Inc. 6.13% due 07/01/15*		90,000	89,325
Fisher Scientific International, Inc. 6.75% due 08/15/14		95,000	98,088
Rayovac Corp. 8.50% due 10/01/13		285,000	257,925
Sanmina-SCI Corp. 6.75% due 03/01/13		290,000	271,150
UCAR Finance, Inc. 10.25% due 02/15/12		230,000	242,650

Internet Software — 0.0%
Exodus Communications, Inc. 11.63% due 07/15/10†(3)(4)(9)		485,000	0

Telecommunications — 2.9%
General Cable Corp. 9.50% due 11/15/10		95,000	100,225
PanAmSat Corp. 9.00% due 08/15/14		39,000	41,047
PanAmSat Corp. 10.38% due 11/01/14(2)		400,000	273,000
Qwest Communications International, Inc. 7.84% due 02/15/09(1)		365,000	365,912
Qwest Services Corp. 13.50% due 02/15/09		720,000	822,600
Qwest Services Corp. 14.00% due 12/15/14		85,000	102,956
Rural Cellular Corp. 8.37% due 03/15/10(1)		115,000	117,588
Rural Cellular Corp. 9.63% due 05/15/08		130,000	132,275
SBA Telecommunications, Inc. 9.38% due 12/15/11(2)		305,000	275,263
Ubiquitel Operating Co. 9.88% due 03/01/11		225,000	245,813
United States West Communications, Inc. 5.63% due 11/15/08		60,000	59,400

			4,175,448

MATERIALS — 5.0%

Chemicals — 2.9%
Equistar Chemicals, LP 10.13% due 09/01/08		225,000	242,438
Equistar Chemicals, LP 10.63% due 05/01/11		175,000	190,750
Huntsman International, LLC 10.13% due 07/01/09	EUR	166,000	200,826
Innophos, Inc. 8.88% due 08/15/14*		220,000	220,000
Innophos, Inc. 11.79% due 02/15/15*(1)		120,817	114,927
ISP Chemco, Inc. 10.25% due 07/01/11		235,000	249,981
ISP Holdings, Inc. 10.63% due 12/15/09		285,000	299,250
Lyondell Chemical Co. 10.50% due 06/01/13		95,000	107,706
Millennium America, Inc. 7.00% due 11/15/06		130,000	132,438
Millennium America, Inc. 9.25% due 06/15/08		190,000	203,775
Nalco Co. 7.75% due 11/15/11		80,000	81,700
Nalco Co. 8.88% due 11/15/13		265,000	270,631
Rockwood Specialties Group, Inc. 7.63% due 11/15/14*	EUR	100,000	121,044
Rockwood Specialties Group, Inc. 10.63% due 05/15/11		160,000	171,200

Forest Products — 1.8%
Associated Materials, Inc. 11.25% due 03/01/14(2)		595,000	279,650
Georgia-Pacific Corp. 8.88% due 02/01/10		325,000	355,875
Graham Packaging Co., Inc. 8.50% due 10/15/12		200,000	192,000
Graham Packaging Co., Inc. 9.88% due 10/15/14		230,000	215,050
Owens-Illinois, Inc. 7.35% due 05/15/08		30,000	30,000
Owens-Illinois, Inc. 7.50% due 05/15/10		535,000	529,650
Pliant Corp. 13.00% due 06/01/10		65,000	9,425

Metals & Minerals — 0.3%
Glencore Nickel Property, Ltd. 9.00% due 12/01/14(8)(9)		135,000	13
United States Steel Corp. 9.75% due 05/15/10		236,000	257,240

			4,475,569

UTILITIES — 5.0%

Electric Utilities — 1.5%
AES Corp. 7.75% due 03/01/14		135,000	140,062
AES Corp. 8.88% due 02/15/11		26,000	27,820
AES Corp. 9.00% due 05/15/15*		175,000	189,875
AES Corp. 9.38% due 09/15/10		30,000	32,550
Ipalco Enterprises, Inc. 8.63% due 11/14/11		80,000	86,600
Monongahela Power Co. 5.00% due 10/01/06		205,000	205,016
MSW Energy Holdings, LLC 7.38% due 09/01/10		175,000	181,125
MSW Energy Holdings, LLC 8.50% due 09/01/10		45,000	47,925
Nevada Power Co. 8.25% due 06/01/11		140,000	154,000
Nevada Power Co. 9.00% due 08/15/13		104,000	114,679
Reliant Energy, Inc. 6.75% due 12/15/14		200,000	186,000

Gas & Pipeline Utilities — 3.5%
Dynegy Holdings, Inc. 6.88% due 04/01/11		300,000	287,250
Dynegy Holdings, Inc. 9.88% due 07/15/10*		135,000	145,125

Northwest Pipeline Corp. 8.13% due 03/01/10		45,000	47,700
Pacific Energy Partners LP 7.13% due 06/15/14		165,000	171,600
Pemex Project Funding Master Trust 8.63% due 12/01/23*		440,000	523,600
Pemex Project Funding Master Trust 9.50% due 09/15/27*		1,090,000	1,408,280
Southern Natural Gas Co. 8.88% due 03/15/10		85,000	91,225
Williams Cos., Inc. 7.88% due 09/01/21		395,000	426,106

			4,466,538

TOTAL BONDS & NOTES (cost $40,359,214)			39,370,675

Foreign Bonds & Notes — 49.2%

CONSUMER DISCRETIONARY — 0.2%

Jean Coutu Group, Inc. 7.63% due 08/01/12		75,000	73,687
Jean Coutu Group, Inc. 8.50% due 08/01/14		150,000	139,125

			212,812

ENERGY — 1.0%

Empresa Nacional De Petroleo 6.75% due 11/15/12		720,000	767,037
Husky Oil, Ltd. 8.90% due 08/15/08(5)		145,000	155,959

			922,996

FINANCE — 5.6%

Banco ABN AMRO Real SA zero coupon due 07/21/06*		490,000	531,405
Banque Centrale De Tunisie 7.38% due 04/25/12		230,000	254,438
Aries Vermogensverwaltung GmbH 9.60% due 10/25/14		1,000,000	1,281,300
GAZ Capital SA 8.63% due 04/28/34		730,000	919,070
JSG Funding, PLC 10.13% due 10/01/12	EUR	85,000	106,962
Pindo Deli Finance BV zero coupon due 01/30/06*(5)		1,743,170	383,497
Pindo Deli Finance BV 4.68% due 01/30/06*(5)		332,435	277,583
Pindo Deli Finance BV 4.68% due 01/30/06(5)		864,395	453,808
Tjiwi Kimia Finance BV 2.13% due 04/28/15*(1)		228,054	196,126
Tjiwi Kimia Finance BV Class B 2.13% due 04/28/18*(1)		586,980	387,407
Tjiwi Kimia Finance BV Class C zero coupon due 01/30/06*(5)		724,965	199,365

			4,990,961

FOREIGN GOVERNMENT BONDS — 36.7%

Central Bank of Nigeria, Series WW 6.25% due 11/15/20(2)		500,000	496,250
Federal Republic of Brazil 5.19% due 04/15/24(1)		1,210,000	1,149,500
Federal Republic of Brazil 8.00% due 01/15/18		1,071,000	1,106,343
Federal Republic of Brazil 8.88% due 10/14/19		1,820,000	1,920,100
Federal Republic of Brazil 8.88% due 04/15/24		210,000	217,350
Federal Republic of Brazil 10.50% due 07/14/14		340,000	398,480
Federal Republic of Brazil 14.50% due 10/15/09		1,270,000	1,617,345
Government of Malaysia 7.50% due 07/15/11		290,000	324,522
Government of Malaysia 8.75% due 06/01/09		960,000	1,077,311
Republic of Argentina 1.00% due 04/10/49		770,000	323,400
Republic of Argentina 1.33% due 12/31/38		117,844	43,013
Republic of Argentina 5.83% due 12/31/33(7)	ARS	3,740,000	1,580,738
Republic of Argentina 8.28% due 12/31/33		74,175	70,540
Republic of Brazil 6.00% due 04/15/06(5)		370,000	348,725
Republic of Bulgaria 8.25% due 01/15/15*		599,000	717,085
Republic of Colombia 9.75% due 04/09/11		272,172	310,276
Republic of Colombia 11.75% due 02/25/20		185,000	248,825
Republic of Columbia 8.13% due 05/21/24		300,000	310,800
Republic of Columbia 8.25% due 12/22/14		140,000	151,480
Republic of Columbia 10.38% due 01/28/33		70,000	87,500
Republic of Ivory Coast 2.50% due 03/29/18		570,000	98,325
Republic of Panama 9.38% due 04/01/29		310,000	378,975
Republic of Panama 9.63% due 02/08/11		300,000	345,000
Republic of Panama 10.75% due 05/15/20		120,000	162,900
Republic of Peru 8.38% due 05/03/16		280,000	315,700
Republic of Peru 8.75% due 11/21/33		320,000	368,000
Republic of Peru 9.88% due 02/06/15		265,000	326,613

Republic of Phillippines 8.88% due 03/17/15		1,720,000	1,816,750
Republic of Phillippines 9.50% due 02/02/30		1,690,000	1,782,950
Republic of Phillippines 10.63% due 03/16/25		430,000	496,112
Republic of Turkey 11.00% due 01/14/13		580,000	730,075
Republic of Venezuela 8.50% due 10/08/14		320,000	348,800
Republic of Venezuela 9.38% due 01/13/34		1,512,000	1,758,456
Republic of Venezuela 10.75% due 09/19/13		700,000	854,000
Russian Federation 5.00% due 03/31/07*(2)		738,556	820,501
Russian Federation 8.25% due 03/31/10		980,000	1,045,954
Russian Federation 11.00% due 07/24/18		1,151,000	1,679,194
Russian Federation 12.75% due 06/24/28(7)		1,775,000	3,209,555
State of Qatar 9.75% due 06/15/30		320,000	474,528
United Mexican States 8.13% due 12/30/19		468,000	559,728
United Mexican States 8.30% due 08/15/31		660,000	808,500
United Mexican States 8.38% due 01/14/11		830,000	944,125
United Mexican States 10.38% due 02/17/09		650,000	751,400
United Mexican States 11.50% due 05/15/26		145,000	229,825

			32,805,549

INDUSTRIAL & COMMERCIAL — 1.0%

CanWest Media, Inc. 8.00% due 12/14/05		359,679	376,764
Compagnie Generale De Geophysique SA 7.50% due 05/15/15*		85,000	87,975
CHC Helicopter Corp. 7.38% due 05/01/14		410,000	411,025

			875,764

INFORMATION & ENTERTAINMENT — 0.6%

Kabel Deutschland GmbH 10.63% due 07/01/14*		260,000	279,825
Telenet Group Holding NV 11.50% due 06/15/14*(2)		295,000	234,525

			514,350

INFORMATION TECHNOLOGY — 2.2%

Nortel Networks, Ltd. 6.13% due 02/15/06		215,000	214,462
Cablecom Luxembourg SCA 9.38% due 04/15/14*	EUR	335,000	448,655
Axtel SA 11.00% due 12/15/13		265,000	295,475
Intelsat Bermuda, Ltd. 8.63% due 01/15/15*		265,000	268,312
Intelsat Bermuda, Ltd. 8.70% due 01/15/12*(1)		175,000	177,188
Nortel Networks Corp. 4.25% due 09/01/08		200,000	186,750
Satelites Mexicanos SA de CV 10.13% due 12/31/49†(3)(8)		713,000	370,760

			1,961,602

MATERIALS — 1.9%

Cognis Deutschland GmbH & Co. KG 6.92% due 11/13/15*(1)	EUR	200,000	245,682
Rhodia SA 8.00% due 06/01/10	EUR	145,000	175,948
Rhodia SA 8.88% due 06/01/11		240,000	226,800
SGL Carbon Luxembourg SA 8.50% due 02/01/12*	EUR	110,000	142,376
Abitibi Consolidated Inc. 7.75% due 06/15/11		185,000	171,588
Abitibi Consolidated, Inc. 6.00% due 06/20/13		100,000	82,750
Tembec Industries, Inc. 8.50% due 02/01/11		285,000	180,975
Crown European Holdings 6.25% due 09/01/11	EUR	110,000	139,245
Murrin Murrin Holdings Property, Ltd. 9.38% due 08/31/07†(3)(4)(9)		600,000	60
Novelis, Inc. 7.25% due 02/15/15*		355,000	323,937

			1,689,361

TOTAL FOREIGN BONDS & NOTES (cost $41,818,177)			43,973,395

Common Stock — 0.0%

FINANCE — 0.0%

Financial Services — 0.0%
SW Acquisition LP(9)		1	1,200

INFORMATION TECHNOLOGY — 0.0%

Telecommunications — 0.0%
Ventelo GmbH(4)(9)	11,286	0
Viatel Holding (Bermuda), Ltd.†	603	3

		3

TOTAL COMMON STOCK (cost $422,113)		1,203

Preferred Stock — 0.1%

INFORMATION & ENTERTAINMENT — 0.1%

Broadcasting & Media — 0.1%
Paxson Communications Corp. 13.25% (6) (cost $43,390)	7	47,775

Warrants — 0.1%†

FOREIGN GOVERNMENT WARRANTS — 0.1%

Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(4)	750	45,000
Republic of Venezuela Expires 04/15/20 (strike price $3.00)(4)	2,650	76,850

		121,850

TOTAL WARRANTS (cost $0)		121,850

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $82,642,894)		83,514,898

Repurchase Agreement — 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 2.20% dated 10/31/05 to be repurchased 11/01/05 in the amount of $4,194,506 collateralized by $3,875,000 of United States Treasury Notes, bearing interest at 5.50% due 08/15/28 having an approximate value of $4,279,848 (cost $4,194,000)(7)	4,194,000	4,194,000

TOTAL INVESTMENTS — (cost $86,836,894)@	98.2%	87,708,898
Other assets less liabilities—	1.8	1,617,296

NET ASSETS—	100.0%	$89,326,194

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of those securities. At October 31, 2005, the aggregate value of these securities was $12,127,607 representing 13.6% of net assets. Unless otherwise indicted, these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
@	See Note 4 for cost of investments on a tax basis.
(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2005.
(2)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)	Bond in default
(4)	Fair valued security; see Note 2.
(5)	Variable rate security — the rate reflected is as of October 31, 2005; maturity date reflects next reset date.
(6)	PIK (“Payment-in-Kind”) Security. Payments made with additional securities in lieu of cash.
(7)	The security or a portion thereof represents collateral for open futures contracts.
(8)	Company has filed for Chapter 11 bankruptcy.
(9)	Illiquid security
Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	October 31, 2005	(Depreciation)

40 Short	U.S. Treasury 2 Year Note	December 2005	$8,275,079	$8,208,125	$66,954

Open Forward Foreign Currency Contracts

Contract to		In Exchange			Gross Unrealized
Deliver		For		Delivery Date	Appreciation

EUR	1,049,000	USD	1,264,674	01/26/2006	$1,481
EUR	558,000	USD	673,294	01/26/2006	1,357
EUR	35,000	USD	42,179	01/26/2006	32
EUR	33,000	USD	39,801	01/26/2006	63

	Net Unrealized Appreciation (Depreciation)				$2,933

ARS-Argentine Peso
EUR-Euro
USD-United States Dollar
Country Allocation*

COUNTRY	PERCENTAGE

United States	49.4%
Brazil	8.2%
Russia	7.6%
Philippines	4.6%
Mexico	3.7%
Venezuela	3.4%
Argentina	2.3%
Netherlands	2.1%
Canada	2.0%
Germany	2.0%
Luxembourg	1.7%
Malaysia	1.6%
Peru	1.1%
Panama	1.0%
Chile	0.9%
Turkey	0.8%
Colombia	0.7%
France	0.7%
Mexico	0.7%
Nigeria	0.6%
Bermuda	0.5%
Czech Republic	0.5%
Qatar	0.5%
Bangladesh	0.5%
Belgium	0.3%
Tunisia	0.3%
Bulgaria	0.3%
China	0.1%
Ireland	0.1%

98.2%

* Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SUNAMERICA BALANCED PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 64.2%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 4.5%

Apparel & Textiles — 2.7%
Coach, Inc.†	61,300	$1,972,634
Nike, Inc., Class B	48,000	4,034,400
Urban Outfitters, Inc.†	38,200	1,082,206

Retail — 1.8%
Home Depot, Inc.	51,800	2,125,872
Wal-Mart Stores, Inc.	34,400	1,627,464
Walgreen Co.	23,300	1,058,519

		11,901,095

CONSUMER STAPLES — 3.9%

Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.	42,300	3,174,615
Coca-Cola Co.	46,700	1,997,826
Diageo PLC Sponsored ADR	19,200	1,141,056
PepsiCo, Inc.	35,000	2,067,800

Household Products — 0.7%
Procter & Gamble Co.	33,200	1,858,868

		10,240,165

ENERGY — 6.3%

Energy Services — 6.3%
ChevronTexaco Corp.	70,500	4,023,435
ConocoPhillips	28,300	1,850,254
ENSCO International, Inc.	22,000	1,002,980
Exxon Mobil Corp.	75,800	4,255,412
Marathon Oil Corp.	30,000	1,804,800
Transocean, Inc.†	37,300	2,144,377
TXU Corp.	15,400	1,551,550

		16,632,808

FINANCE — 11.8%

Banks — 4.1%
Bank of America Corp.	71,310	3,119,099
North Fork Bancorp, Inc.	61,100	1,548,274
U.S. Bancorp	52,100	1,541,118
Wachovia Corp.	47,600	2,404,752
Wells Fargo & Co.	38,600	2,323,720

Financial Services — 6.6%
American Express Co.	64,000	3,185,280
Bear Stearns Cos., Inc.	14,000	1,481,200
Capital One Financial Corp.	36,500	2,786,775
Citigroup, Inc.	67,110	3,072,296
Goldman Sachs Group, Inc.	26,600	3,361,442
JPMorgan Chase & Co.	66,300	2,427,906
Merrill Lynch & Co., Inc.	18,372	1,189,403

Insurance — 1.1%
Allstate Corp.	21,200	1,119,148
Chubb Corp.	18,300	1,701,351

		31,261,764

HEALTHCARE — 10.1%

Drugs — 4.2%
Abbott Laboratories	36,100	1,554,105
Amgen, Inc.†	31,300	2,371,288
Cardinal Health, Inc.	31,000	1,937,810
Pfizer, Inc.	104,820	2,278,787
Schering-Plough Corp.	93,100	1,893,654
Wyeth	23,000	1,024,880

Health Services — 2.1%
Aetna, Inc.	9,500	841,320
UnitedHealth Group, Inc.	34,300	1,985,627
Wellpoint, Inc.†	37,100	2,770,628

Medical Products — 3.8%
Genentech, Inc.†	29,900	2,708,940
Genzyme Corp.†	29,100	2,103,930
Johnson & Johnson	47,000	2,943,140
Medtronic, Inc.	38,800	2,198,408

		26,612,517

INDUSTRIAL & COMMERCIAL — 7.5%

Aerospace & Military Technology — 3.0%
Alliant Techsystems, Inc.†	15,700	1,102,454
Ametek, Inc.	39,900	1,625,127
Goodrich Corp.	20,000	721,400
L-3 Communications Holdings, Inc.	17,500	1,361,850
United Technologies Corp.	59,900	3,071,672

Machinery — 2.2%
Danaher Corp.	18,100	943,010
Dover Corp.	59,700	2,327,106
IDEX Corp.	33,400	1,336,668
ITT Industries, Inc.	12,580	1,278,128

Multi-Industry — 2.3%
3M Co.	16,300	1,238,474
General Electric Co.	140,700	4,771,137

		19,777,026

INFORMATION & ENTERTAINMENT — 4.1%

Broadcasting & Media — 1.5%
Comcast Corp., Class A†	38,300	1,065,889
News Corp.	98,314	1,400,974
Time Warner, Inc.	83,638	1,491,266

Entertainment Products — 0.7%
Pixar, Inc.	35,000	1,775,550

Leisure & Tourism — 1.9%
Carnival Corp.(1)	37,900	1,882,493
Hilton Hotels Corp.	64,000	1,244,800
McDonald’s Corp.	22,700	717,320
Royal Caribbean Cruises, Ltd.	26,800	1,110,592

		10,688,884

INFORMATION TECHNOLOGY — 12.8%

Communication Equipment — 2.0%
Motorola, Inc.	86,200	1,910,192
Nokia Corp. ADR	63,000	1,059,660

QUALCOMM, Inc.	60,450	2,403,492

Computers & Business Equipment — 2.7%
Apple Computer, Inc.†	35,000	2,015,650
Dell, Inc.†	40,400	1,287,952
EMC Corp.†	109,000	1,521,640
International Business Machines Corp.	26,902	2,202,736

Computer Software — 2.4%
Adobe Systems, Inc.	40,000	1,290,000
Microsoft Corp.	162,417	4,174,117
Oracle Corp.†	76,400	968,752

Electronics — 2.4%
Applied Materials, Inc.†	86,000	1,408,680
Intel Corp.	60,400	1,419,400
National Semiconductor Corp.	62,200	1,407,586
NVIDIA Corp.†	17,000	570,350
Texas Instruments, Inc.	55,200	1,575,960

Internet Content — 0.8%
Google, Inc., Class A†	2,700	1,004,778
Yahoo!, Inc.†	29,100	1,075,827

Internet Software — 0.8%
Symantec Corp.†	93,100	2,220,435

Telecommunications — 1.7%
Cisco Systems, Inc.†	83,400	1,455,330
Corning, Inc.†	69,900	1,404,291
Verizon Communications, Inc.	47,900	1,509,329

		33,886,157

MATERIALS — 0.7%

Chemicals — 0.7%
Dow Chemical Co.	41,100	1,884,846

UTILITIES — 2.5%

Electric Utilities — 1.2%
FPL Group, Inc.	36,600	1,575,996
Southern Co.	45,100	1,578,049

Telephone — 1.3%
BellSouth Corp.	57,600	1,498,752
Sprint Nextel Corp.	88,000	2,051,280

		6,704,077

TOTAL COMMON STOCK (cost $163,175,631)		169,589,339

Preferred Stock — 0.6%

FINANCE — 0.6%

Banks — 0.1%
First Maryland Capital II 5.10%(2)	271,000	265,121

Financial Services — 0.3%
Federal Home Loan Mtg. Corp. 5.70%	2,930	140,201
Federal National Mtg. Assoc. 7.00%(2)	3,151	172,517
General Electric Capital Corp. 4.50%(8)	20,000	468,000

Insurance — 0.2%
Endurance Specialty Holdings, Ltd. 7.75%(6)	17,000	416,500

TOTAL PREFERRED STOCK (cost $1,503,466)		1,462,339

Asset-Backed Securities — 2.5%

FINANCE — 2.5%
Banks — 0.2%
Wachovia Bank Commercial Mtg. Trust 4.20% due 01/15/18*(2)	$500,000	499,559

Financial Services — 2.3%
American Express Credit Account Master Trust 4.24% due 03/16/15(2)	600,000	599,709
Banc of America Commercial Mtg., Inc. 5.33% due 10/10/45(7)	400,000	396,240
Citigroup Mtg. Loan Trust, Inc. 5.55% due 08/25/35(3)(10)	610,000	596,490
Credit Suisse First Boston Mtg. Securities Corp., Series 1998-C1 A1B 6.48% due 05/17/40	2,425,730	2,503,953
Lehman Brothers Floating Rate Commercial Mtg. Trust 3.93% due 07/15/18*(2)(7)	250,000	248,478
Lehman Brothers Floating Rate Commercial Mtg. Trust 3.98% due 07/15/18*(2)(7)	250,000	248,403
Morgan Stanley Capital I, Inc. Series 2005-T19 4.99% due 06/12/47(7)	300,000	290,465
Morgan Stanley Capital I, Inc. Series 2005-T19 5.06% due 06/12/47(7)	100,000	96,782
Morgan Stanley Capital I, Inc. Series 2005-T19 5.16% due 06/12/47(7)	100,000	96,268
Morgan Stanley Capital I, Inc. Series 2005-T19 5.29% due 06/12/47(7)	125,000	120,572
Residential Asset Security Corp. 4.31% due 01/25/34(2)	490,000	491,431
Residential Asset Security Corp. 4.54% due 12/25/33	320,000	315,371

TOTAL ASSET-BACKED SECURITIES (cost $6,511,273)		6,503,721

Bonds & Notes — 28.0%

CONSUMER DISCRETIONARY — 0.4%
Automotive — 0.1%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	30,000	22,500
DaimlerChrysler North America Holding 4.88% due 06/15/10	107,000	103,748
Dana Corp. 5.85% due 01/15/15	100,000	73,500
Dura Operating Corp., Series B 8.63% due 04/15/12	56,000	47,460
Ford Motor Co. 7.45% due 07/16/31	140,000	102,900

Housing — 0.1%
American Standard, Inc. 7.63% due 02/15/10	245,000	265,959

Retail — 0.2%
Lowes Cos., Inc. 5.50% due 10/15/35	105,000	102,140
May Department Stores Co. 6.65% due 07/15/24	210,000	212,218
Rent-Way, Inc. 11.88% due 06/15/10	206,000	221,450

		1,151,875

CONSUMER STAPLES — 0.5%
Food, Beverage & Tobacco — 0.5%
Alliance One International, Inc. 12.75% due 11/15/12*	255,000	204,000
Anheuser- Busch Cos, Inc. 5.00% due 03/01/19	108,000	104,123
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	259,000	333,833
Conagra Foods, Inc. 6.00% due 09/15/06	169,000	170,605
Conagra, Inc. 7.13% due 10/01/26	110,000	119,603
Monsanto Co. 5.50% due 08/15/25	487,000	461,138

		1,393,302

ENERGY — 0.9%
Energy Services — 0.6%
Dominion Resources, Inc. 5.95% due 06/15/35	115,000	109,545
El Paso Production Holding Co. 7.75% due 06/01/13	450,000	463,500

Encore Acquisition Co. 6.00% due 07/15/15	57,000	53,865
Encore Acquisition Co. 6.25% due 04/15/14	33,000	32,010
Enterprise Products Operating LP 4.95% due 06/01/10	210,000	204,545
Hanover Compressor Co. 9.00% due 06/01/14	125,000	136,563
Hilcorp Energy LP 10.50% due 09/01/10*	85,000	95,200
Nexen, Inc 5.88% due 03/10/35	130,000	123,720
PSEG Power, LLC 7.75% due 04/15/11	190,000	209,522
Seitel, Inc. 11.75% due 07/15/11	150,000	164,250

Energy Sources — 0.3%
Calpine Corp. (Convertible) 4.75% due 11/15/23(9)	825,000	364,031
Calpine Corp. 8.75% due 07/15/13*(9)	200,000	138,500
Indiantown Cogeneration LP 9.26% due 12/15/10	118,047	127,367

		2,330,618

FINANCE — 4.9%

Banks — 1.3%
American Express Centurion Bank 2.98% due 11/16/09(2)	183,000	182,246
BankBoston Capital Trust IV 4.39% due 06/08/28(2)	307,000	297,404
Charter One Bank 6.38% due 05/15/12	528,000	563,281
Chemical Bank 6.13% due 11/01/08	193,000	199,507
HSBC Bank USA 5.63% due 08/15/35	110,000	104,442
Key Bank NA 7.00% due 02/01/11	123,000	133,873
Nationsbank Corp. 7.80% due 09/15/16	203,000	241,875
NIB Capital Bank NV 5.82% due 12/11/13*(5)	190,000	193,171
PNC Bank NA 4.88% due 09/21/17	190,000	180,205
Popular North America, Inc. 4.25% due 04/01/08	314,000	308,548
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	190,000	186,644
US Bank NA 3.90% due 08/15/08	54,000	52,704
Wachovia Corp. 5.50% due 08/01/35	220,000	207,415
Wells Fargo & Co. 3.97% due 09/15/09(2)	105,000	105,153
World Savings Bank FSB 4.13% due 12/15/09	482,000	467,157

Financial Services — 2.9%
Allstate Life Global Funding Trusts 3.85% due 01/25/08	95,000	92,934
Associates Corp. NA 6.95% due 11/01/18	95,000	108,528
Barrick Gold Finance Co. 5.80% due 11/15/34	110,000	103,253
Bear Stearns Cos., Inc. 5.30% due 10/30/15	90,000	88,766
Caterpillar Financial Services Corp. 4.30% due 06/01/10	200,000	194,887
Caterpillar Financial Services Corp. 4.70% due 03/15/12	210,000	206,090
Consolidated Communications 9.75% due 04/01/12	324,000	339,390
Ford Motor Credit Co. 5.70% due 01/15/10	137,000	123,284
Ford Motor Credit Co. 5.80% due 01/12/09	189,000	173,096
Ford Motor Credit Co. 6.38% due 11/05/08	246,000	234,062
Ford Motor Credit Co. 8.63% due 11/01/10	100,000	98,066
General Electric Capital Corp. 6.75% due 03/15/32	340,000	388,879
General Electric Capital Corp. MTN 2.80% due 01/15/07	362,000	353,797
General Electric Capital Corp. MTNA 5.38% due 03/15/07	305,000	307,414
General Motors Acceptance Corp. 8.00% due 11/01/31	646,000	666,892
Household Finance Corp. 4.75% due 07/15/13	408,000	391,987
ING USA Global Funding Trusts 4.50% due 10/01/10	190,000	185,416
JPMorgan Chase & Co. 5.15% due 10/01/15	24,000	23,383
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12	190,000	204,130
MBNA America Bank NA 7.13% due 11/15/12	90,000	99,974
MBNA Corp. 4.63% due 09/15/08	327,000	324,324
Merrill Lynch & Co., Inc. 4.79% due 08/04/10	152,000	149,653
Morgan Stanley 5.38% due 10/15/15	180,000	177,669
PNC Funding Corp. 5.75% due 08/01/06	333,000	335,404
Pricoa Global Funding I 4.63% due 06/25/12*	100,000	96,746

PX Escrow Corp. 9.63% due 02/01/06(3)	75,000	71,344
Residential Capital Corp. 6.38% due 06/30/10*	409,000	415,439
Residential Capital Corp. 6.88% due 06/30/15*	126,000	132,657
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	395,000	397,075
SLM Corp. 4.34% due 07/27/09(2)	95,000	94,895
Transamerica Finance Corp. 6.40% due 09/15/08	105,000	109,192
UFJ Financial Aruba AEC 6.75% due 07/15/13	185,000	200,204
Washington Mutual Bank FA 5.50% due 01/15/13	341,000	343,218
Xlliac Global Funding 4.80% due 08/10/10*	285,000	280,217

Insurance — 0.7%
Allstate Corp. 7.20% due 12/01/09	341,000	367,625
Americo Life, Inc. 7.88% due 05/01/13*	186,000	190,712
Chubb Corp. 6.00% due 11/15/11	133,000	138,222
Chukchansi Economic Development Authority 14.50% due 06/15/09*	250,000	305,000
Metropolitan Life Global Funding I 4.63% due 08/19/10*	90,000	88,473
Metropolitan Life Golbal Funding I 4.25% due 07/30/09*	198,000	193,506
MIC Financing Trust I 8.38% due 02/01/27*	95,000	97,772
Ohio Casualty Corp. 7.30% due 06/15/14	277,000	294,042
Selective Insurance Group, Inc. 6.70% due 11/01/35*	210,000	208,551

		12,819,793

HEALTHCARE — 0.5%

Drugs — 0.1%
Merck & Co., Inc. 2.50% due 03/30/07	183,000	177,083
Wyeth 6.95% due 03/15/11	171,000	184,307

Health Services — 0.2%
HCA, Inc. 6.95% due 05/01/12	200,000	203,764
Psychiatric Solutions, Inc. 7.75% due 07/15/15	135,000	139,050
Quest Diagnostics, Inc. 5.13% due 11/01/10*	180,000	179,646

Medical Products — 0.2%
CDRV Investors, Inc. 9.63% due 01/01/15(3)	115,000	63,825
Genetech, Inc. 5.25% due 07/15/35*	485,000	455,200
Universal Hospital Services, Inc. 10.13% due 11/01/11	90,000	90,225

		1,493,100

INDUSTRIAL & COMMERCIAL — 1.2%

Aerospace & Military Technology — 0.4%
BAE Systems Holdings, Inc. 4.75% due 08/15/10*	406,000	396,962
BAE Systems Holdings, Inc. 5.20% due 08/15/15*	305,000	295,642
BAE Systems Holdings, Inc. 6.40% due 12/15/11*	408,000	429,338

Business Services — 0.2%
Affinity Group, Inc. 9.00% due 02/15/12	85,000	84,150
PHH Corp. 6.00% due 03/01/08	305,000	309,198
Pliant Corp. 11.13% due 09/01/09	132,000	107,580
Service Corp. International 6.75% due 04/01/16	95,000	93,338

Multi-Industry — 0.0%
Monitronics International, Inc. 11.75% due 09/01/10	110,000	108,212

Transportation — 0.6%
Burlington Northern Santa Fe 7.29% due 06/01/36	122,000	146,365
Burlington Northern Santa Fe 8.13% due 04/15/20	164,000	203,531
Hertz Corp. 4.70% due 10/02/06	46,000	45,880
Hertz Corp. 7.40% due 03/01/11	371,000	370,536
Hertz Corp. 7.63% due 06/01/12	373,000	372,534

Norfolk Southern Corp. 5.59% due 05/17/25	269,000	263,644
Ryder Systems, Inc. 5.00% due 06/15/12	192,000	180,967

		3,407,877

INFORMATION & ENTERTAINMENT — 1.5%
Broadcasting & Media — 1.0%
Chancellor Media Corp. 8.00% due 11/01/08	255,000	271,665
Charter Communications Holdings, LLC 11.13% due 01/15/11	165,000	108,075
Clear Channel Communications, Inc. 6.88% due 06/15/18	210,000	209,034
Cox Communications, Inc. 7.63% due 06/15/25	125,000	138,821
Cox Communications, Inc. 7.75% due 11/01/10	524,000	569,409
News America, Inc. 7.30% due 04/30/28	110,000	118,074
Nexstar Broadcasting, Inc. 7.00% due 01/15/14	50,000	44,250
Paxson Communications Corp. 12.25% due 01/15/09(3)	320,000	312,800
Time Warner Entertainment Co. 8.38% due 03/15/23	302,000	354,973
Time Warner, Inc. 6.63% due 05/15/29	243,000	245,602
Time Warner, Inc. 6.88% due 06/15/18	90,000	96,240
Young Broadcasting, Inc. 10.00% due 03/01/11	200,000	186,000

Leisure & Tourism — 0.5%
American Airlines, Inc. Series 01-1A Pass-Through 6.82% due 05/23/11	275,000	246,983
Atlas Air, Inc. Series 99-1B Pass-Through 7.63% due 01/02/15†(4)	720,560	600,891
Circus & Eldorado Joint Venture 10.13% due 03/01/12	50,000	52,250
Delta Air Lines, Inc. 8.30% due 12/15/29†(4)(12)	90,000	15,975
Delta Air Lines, Inc. 10.00% due 08/15/08†(4)(12)	125,000	21,563
Harrahs Operating Co., Inc. 5.75% due 10/01/17*	97,000	91,793
Hilton Hotels Corp. 7.20% due 12/15/09	97,000	101,074
Hilton Hotels Corp. 7.63% due 12/01/12	100,000	106,100
Riviera Holdings Corp. 11.00% due 06/15/10#	35,000	38,062
Six Flags, Inc. 4.50% due 05/15/15	15,000	19,181

		3,948,815

INFORMATION TECHNOLOGY — 1.6%
Communication Equipment — 0.0%
ICO North America, Inc. 7.50% due 08/15/09(6)(13)	35,000	35,700

Computer Services — 0.1%
Activant Solutions, Inc. 10.07% due 04/01/10*(2)	40,000	40,900
Computer Sciences Corp. 3.50% due 04/15/08	90,000	85,594
Sungard Data Systems, Inc. 10.25% due 08/15/15*	120,000	118,950
Unisys Corp. 8.00% due 10/15/12	50,000	44,000

Electronics — 0.0%
Avnet, Inc. 6.00% due 09/01/15	90,000	86,692

Telecommunications — 1.5%
ALLTEL Corp. 4.66% due 05/17/07	239,000	237,836
American Cellular Corp. 10.00% due 08/01/11	320,000	345,600
AT&T Wireless Services, Inc. 7.88% due 03/01/11	626,000	700,919
Corning, Inc. 5.90% due 03/15/14	134,000	133,639
Corning, Inc. 6.85% due 03/01/29	105,000	103,663
GTE Northwest, Inc. 5.55% due 10/15/08	95,000	94,495
LCI International, Inc. 7.25% due 06/15/07	905,000	893,688
New England Telephone & Telegraph Co. 7.88% due 11/15/29	110,000	121,046
TELUS Corp. 7.50% due 06/01/07	394,000	409,131
TELUS Corp. 8.00% due 06/01/11	341,000	383,451
Triton PCS, Inc. 8.50% due 06/01/13	25,000	23,375
Verizon New York, Inc. 6.88% due 04/01/12	95,000	98,298
Verizon New York, Inc. 7.38% due 04/01/32	420,000	427,342

		4,384,319

MATERIALS — 0.7%

Chemicals — 0.4%
BCI US Finance Corp. 9.65% due 07/15/10*(2)	250,000	250,625
Cytec Industries, Inc. 5.50% due 10/01/10	90,000	87,548
Cytec Industries, Inc. 6.00% due 10/01/15	270,000	255,894
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	54,000	52,183
ICI North America, Inc. 8.88% due 11/15/06	191,000	198,110
Lubrizol Corp. 4.63% due 10/01/09	90,000	87,721

Forest Products — 0.1%
Georgia-Pacific Corp. 8.00% due 01/15/14	95,000	102,125
Packaging Corp. of America 5.75% due 08/01/13	166,000	156,955
Weyerhaeuser Co. 7.95% due 03/15/25	63,000	71,614

Metals & Minerals — 0.2%
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	80,000	76,800
Newmont Mining Corp. 8.63% due 05/15/11	95,000	110,298
Noranda, Inc. 6.20% due 06/15/35	126,000	118,305
Phelps Dodge Corp. 6.13% due 03/15/34	223,000	214,720
Phelps Dodge Corp. 7.13% due 11/01/27	74,000	77,504

		1,860,402

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
HRPT Properties Trust 5.75% due 11/01/15	90,000	89,325
ProLogis 5.63% due 11/15/15*	90,000	89,759

		179,084

U.S. GOVERNMENT AGENCIES — 11.8%

U.S. Government Agencies — 11.7%
Federal Home Loan Mtg. Corp. 3.88% due 03/03/08	335,000	329,243
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08	800,000	794,790
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	300,000	291,944
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	2,761,616	2,675,828
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19	210,686	207,910
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	1,271,264	1,225,869
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	1,849,479	1,783,437
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	785,057	775,543
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	1,939,097	1,960,309
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	153,763	158,588
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	227,000	247,412
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	350,151	365,431
Federal National Mtg. Assoc. 3.88% due 02/01/08	270,000	264,748
Federal National Mtg. Assoc. 5.00% due 03/01/18	267,051	263,620
Federal National Mtg. Assoc. 5.00% due 04/01/18	48,351	47,894
Federal National Mtg. Assoc. 5.00% due 07/01/18	362,346	357,692
Federal National Mtg. Assoc. 5.00% due 08/01/18	300,258	296,401
Federal National Mtg. Assoc. 5.00% due 09/01/18	1,031,499	1,018,250
Federal National Mtg. Assoc. 5.00% due 06/01/19	240,540	237,378
Federal National Mtg. Assoc. 5.00% due 07/01/33	2,244,701	2,167,981
Federal National Mtg. Assoc. 5.00% due 03/01/34	830,998	801,411
Federal National Mtg. Assoc. 5.50% due 10/01/17	886,648	893,105
Federal National Mtg. Assoc. 5.50% due 11/01/17	1,375,261	1,385,277
Federal National Mtg. Assoc. 5.50% due 07/01/19	147,584	148,630
Federal National Mtg. Assoc. 5.50% due 12/01/33	2,941,276	2,906,315
Federal National Mtg. Assoc. 6.00% due 08/01/17	394,088	403,235
Federal National Mtg. Assoc. 6.00% due 12/01/33	1,253,824	1,265,211
Federal National Mtg. Assoc. 6.00% due 05/01/34	678,922	684,918
Federal National Mtg. Assoc. 6.00% due 08/01/34	687,861	694,122
Federal National Mtg. Assoc. 6.00% due 10/01/34	816,940	824,155
Federal National Mtg. Assoc. 6.00% due 06/01/35	1,409,302	1,421,790
Federal National Mtg. Assoc. 6.50% due 09/01/32	1,577,629	1,621,658
Federal National Mtg. Assoc. 6.50% due 04/01/34	285,735	293,297
Government National Mtg. Assoc. 5.50% due 01/15/34	1,732,311	1,730,659
Government National Mtg. Assoc. 7.50% due 04/15/29	2,650	2,808
Government National Mtg. Assoc. 7.50% due 01/15/32	332,165	351,821
Tennessee Valley Authority 4.65% due 06/15/35	248,000	229,427

		31,128,107

U.S. GOVERNMENT OBLIGATIONS — 2.1%

U.S. Treasuries — 2.1%
United States Treasury Bonds 5.38% due 02/15/31	231,000	251,934
United States Treasury Bonds 6.25% due 08/15/23	302,000	352,455
United States Treasury Notes 4.25% due 10/15/10	4,950,000	4,906,881

		5,511,270

UTILITIES — 1.8%

Electric Utilities — 1.4%
AES Corp. 7.75% due 03/01/14	275,000	285,313
Columbus Southern Power Co. 5.85% due 10/01/35	105,000	101,194
Consolidated Edison, Inc. 3.63% due 08/01/08	204,000	197,593
Entergy Gulf States, Inc. 5.70% due 06/01/15	154,000	148,374
Entergy Louisiana, Inc. 5.83% due 11/01/10	270,000	270,354
Florida Power & Light Co. 5.40% due 09/01/35	220,000	211,024
Florida Power Corp. 4.50% due 06/01/10	107,000	104,417
Mirant Corp. 7.90% due 07/15/09†*(4)	200,000	234,500

Pepco Holdings, Inc. 5.50% due 08/15/07	193,000	194,591
Progress Energy, Inc. 7.10% due 03/01/11	191,000	204,392
PSI Energy, Inc. 6.12% due 10/15/35	105,000	104,212
PSI Energy, Inc. 7.85% due 10/15/07	307,000	323,134
Puget Sound Energy, Inc. 5.20% due 10/01/15	293,000	287,608
Raytheon Co. 6.75% due 08/15/07	313,000	322,069
Reliant Energy Resources Corp. 7.75% due 02/15/11	180,000	198,789
Reliant Resources, Inc. 9.50% due 07/15/13	200,000	213,000
Virginia Electric & Power Co. 5.75% due 03/31/06	246,000	247,024

Gas & Pipeline Utilities — 0.3%
Consolidated Natural Gas Co. 5.38% due 11/01/06	120,000	120,621
Keyspan Corp. 4.90% due 05/16/08	501,000	500,295
NGC Corp. Capital Trust 8.32% due 06/01/27	275,000	239,250

Telephone — 0.1%
Sprint Capital Corp. 6.88% due 11/15/28	253,000	269,749

		4,777,503

TOTAL BONDS & NOTES (cost $75,674,749)		74,386,065

Foreign Bonds & Notes — 3.2%

CONSUMER DISCRETIONARY — 0.0%
Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	140,000	129,850

CONSUMER STAPLES — 0.0%
Food, Beverage & Tobacco — 0.0%
FBG Financial, Ltd. 5.88% due 06/15/35*	115,000	110,026

ENERGY — 0.1%
Energy Services — 0.1%
Gazprom International SA 7.20% due 02/01/20*	146,000	155,308
Petro-Canada 7.00% due 11/15/28	122,000	135,405

Energy Sources - 0.0%
Calpine Canada Energy Finance 8.50% due 05/01/08	200,000	108,000

		398,713

FINANCE — 0.8%
Banks — 0.3%
HBOS Capital Funding LP 6.85% due 03/29/49	275,000	277,750
HBOS PLC 3.50% due 11/30/07*	396,000	385,861

Financial Services — 0.4%
Aries Vermogensverwaltung GmbH 9.60% due 10/25/14	500,000	640,650
Nell AF SARL 8.38% due 08/15/15*	200,000	192,000
Sovrisc Bv 4.63% due 10/31/08*(6)	184,000	183,421

Insurance — 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	160,000	143,183

		1,822,865

FOREIGN GOVERNMENT BONDS — 1.5%
Foreign Government Bonds — 1.5%
Federative Republic of Brazil 8.00% due 01/15/18	275,000	284,075
Federative Republic of Brazil 10.50% due 07/14/14	290,000	339,880
Republic of Argentina 4.01% due 08/03/12	330,000	258,885
Republic of Turkey 9.00% due 06/30/11	265,000	299,450
Republic of Turkey 11.88% due 01/15/30	530,000	768,500
Republic of Venezuela 8.50% due 10/08/14	140,000	152,600
Republic of Venezuela 9.25% due 09/15/27	700,000	815,500
Russian Federation 5.00% due 03/31/30*(3)	173,000	192,030
Russian Federation 5.00% due 03/31/30(3)	470,000	522,452
United Mexican States 6.75% due 09/27/34	154,000	160,545
United Mexican States 7.50% due 04/08/33	199,000	225,566

		4,019,483

HEALTHCARE — 0.1%

Drugs — 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% due 11/15/11*	230,000	202,400

INDUSTRIAL & COMMERCIAL — 0.3%

Machinery — 0.3%
Atlas Copco AB 6.50% due 04/01/08*		123,000	126,270
Tyco International Group SA 6.38% due 10/15/11		95,000	99,813
Tyco International Group SA 6.75% due 02/15/11		422,000	448,801

			674,884

INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.2%
Grupo Televisa Sa 6.63% due 03/18/25		194,000	189,344
Telenet Group Holding NV 11.50% due 06/15/14*(3)		300,000	238,500

			427,844

INFORMATION TECHNOLOGY — 0.0%

Telecommunications — 0.0%
British Telecomunications PLC 7.63% due 12/15/05		54,000	54,211

MATERIALS — 0.1%

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10		95,000	92,862

Metals & Minerals — 0.1%,
Teck Cominco, Ltd. 6.13% due 10/01/35		210,000	197,116

			289,978

REAL ESTATE — 0.1%

Real Estate Companies — 0.1%
Brascan Corp. 8.13% due 12/15/08		220,000	238,691

UTILITIES — 0.0%

Gas & Pipeline Utilities — 0.0%
PTT Public Co., Ltd. 5.88% due 08/03/35*		134,000	123,763

TOTAL FOREIGN BONDS & NOTES (cost $8,251,559)			8,492,708

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $255,116,678)			260,326,172

Repurchase Agreements — 1.1%

Agreement with State Street Bank & Trust Co., bearing interest at 1.75% dated 10/31/05, to be purchased 11/01/05 in the amount of $1,910,093 and collateralized by $1,415,000 of United States Treasury Bonds, bearing interest at 8.13%, due 8/15/21 and having an approximated value of $1,950,931		1,910,000	1,910,000
State Street Bank & Trust Co. Joint Repurchase Agreement(11)		953,000	953,000

TOTAL REPURCHASE AGREEMENTS (cost $2,863,000)			2,863,000

TOTAL INVESTMENTS — (cost $257,979,678)@	99.6%		263,189,172
Other assets less liabilities—	0.4		938,287

NET ASSETS —	100.0%		$264,127,459

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2005, the aggregate value of these securities was $8,315,922 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	Security represents an investment in an affiliated company; See Note 3.
@	See Note 4 for cost of investment on a tax basis.
(1)	Consists of more than one class of securities traded together as a unit.
(2)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2005.
(3)	“Step Up” bond where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Bond in Default.
(5)	Variable rate security — the rate reflected is as of October 31, 2005; maturity date reflects next reset date.
(6)	Fair valued security; see Note 1.
(7)	Commercial Mortgaged Back Security
(8)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Subsequent to October 31, 2005, the company has filed Chapter 11 bankruptcy.
(10)	Collateralized Mortgage Obligation
(11)	See Note 2 for details of Joint Repurchase Agreement.
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	Illiquid security
ADR — American Depository Receipt
Pass Through —	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
 Massachusetts Financial Services Company
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 59.2%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 4.1%

Apparel & Textiles — 0.9%
Gap, Inc.	519,940	$8,984,563

Housing — 1.2%
Masco Corp.	403,450	11,498,325

Retail — 2.0%
Circuit City Stores, Inc.	139,550	2,482,595
Family Dollar Stores, Inc.	171,440	3,795,682
Lowe’s Cos., Inc.	19,970	1,213,577
Officemax, Inc.	119,070	3,336,341
TJX Cos., Inc.	119,030	2,562,716
Wal-Mart Stores, Inc.	129,740	6,137,999

		40,011,798

CONSUMER STAPLES — 3.8%

Food, Beverage & Tobacco — 3.1%
Altria Group, Inc.	154,690	11,609,484
Archer-Daniels-Midland Co.	57,950	1,412,242
Coca-Cola Co.	56,170	2,402,953
Diageo, PLC	181,120	2,677,154
H.J. Heinz Co.	88,310	3,135,005
Kellogg Co.	61,320	2,708,504
Molson Coors Brewing Co.	18,350	1,132,195
Nestle SA	3,780	1,125,130
PepsiCo, Inc.	50,390	2,977,041
Sara Lee Corp.	67,660	1,207,731

Household Products — 0.7%
Colgate-Palmolive Co.	35,990	1,906,030
Estee Lauder Cos., Inc., Class A	67,100	2,225,707
Kimberly-Clark Corp.	39,750	2,259,390

		36,778,566

ENERGY — 8.2%

Energy Services — 5.6%
Amerada Hess Corp.	30,320	3,793,032
BJ Services Co.	72,590	2,522,503
BP, PLC ADR	37,480	2,488,672
ChevronTexaco Corp.	59,891	3,417,979
ConocoPhillips	135,010	8,826,954
EnCana Corp.	48,600	2,228,796
Entergy Corp.	30,260	2,139,987
Exelon Corp.	54,210	2,820,546
Exxon Mobil Corp.	145,776	8,183,865
FirstEnergy Corp.	27,400	1,301,500
GlobalSantaFe Corp.	139,440	6,212,052
Noble Corp.	100,850	6,492,723
PPL Corp.	92,680	2,904,591
Public Service Enterprise Group, Inc.	13,100	823,859
TXU Corp.	9,800	987,350

Energy Sources — 2.6%
Calpine Corp.†	1,168,040	2,779,935
Cooper Cameron Corp.†	31,930	2,354,199
Devon Energy Corp.	159,960	9,658,385

EOG Resources, Inc.	33,990	2,303,842
Total SA Sponsored ADR	63,630	8,018,653

		80,259,423

FINANCE — 15.6%

Banks — 6.3%
Bank of America Corp.	545,022	23,839,262
Mellon Financial Corp.	356,780	11,306,358
PNC Financial Services Group, Inc.	246,980	14,994,156
SunTrust Banks, Inc.	89,620	6,495,658
UBS AG	18,807	1,596,445
Wells Fargo & Co.	60,500	3,642,100

Financial Services — 6.0%
American Express Co.	62,300	3,100,671
Ameriprise Financial , Inc.	23,360	869,459
Capital One Financial Corp.	24,180	1,846,143
Citigroup, Inc.	259,413	11,875,927
Countrywide Financial Corp.	43,200	1,372,464
Fannie Mae	58,160	2,763,763
Franklin Resources, Inc.	29,710	2,625,473
Freddie Mac	15,370	942,950
Goldman Sachs Group, Inc.	47,640	6,020,267
JPMorgan Chase & Co.	359,190	13,153,538
Lehman Brothers Holdings, Inc.	32,890	3,935,946
MBNA Corp.	36,820	941,487
Merrill Lynch & Co., Inc.	115,582	7,482,779
Morgan Stanley	47,030	2,558,902

Insurance — 3.3%
ACE, Ltd.	30,600	1,594,260
AFLAC, Inc.	11,930	570,015
Allstate Corp.	162,110	8,557,787
Chubb Corp.	11,540	1,072,874
CIGNA Corp.	1,600	185,392
Conseco, Inc.†	223,550	4,538,065
Genworth Financial, Inc.	92,460	2,930,057
Hartford Financial Services Group, Inc.	62,960	5,021,060
Lincoln National Corp.	49,620	2,511,268
MetLife, Inc.	105,170	5,196,450

		153,540,976

HEALTHCARE — 4.9%

Drugs — 3.2%
Abbott Laboratories	132,610	5,708,861
Eli Lilly and Co.	7,300	363,467
Merck & Co., Inc.	412,510	11,641,032
Pfizer, Inc.	22,360	486,106
Wyeth	298,270	13,290,911

Health Services — 0.5%
Tenet Healthcare Corp.†	533,840	4,494,933

Medical Products — 1.2%
Baxter International, Inc.	9,520	363,950
Boston Scientific Corp.†	75,630	1,899,825
Johnson & Johnson	148,240	9,282,789
MedImmune, Inc.†	20,900	731,082

		48,262,956

INFORMATION & ENTERTAINMENT — 3.5%

Broadcasting & Media — 3.0%
Knight-Ridder, Inc.	45,320	2,419,182
New York Times Co., Class A	34,960	952,310
Reed International, PLC	143,450	1,309,436
Time Warner, Inc.	150,550	2,684,307
Tribune Co.	32,110	1,011,786
Viacom, Inc., Class B	379,075	11,739,953
Walt Disney Co.	362,650	8,837,780

Entertainment Products — 0.4%
Hasbro, Inc.	35,430	667,501
International Game Technology	41,010	1,086,355
Mattel, Inc.	171,950	2,536,263

Leisure & Tourism — 0.1%
McDonald’s Corp.	37,450	1,183,420

		34,428,293

INFORMATION TECHNOLOGY — 7.2%

Communication Equipment — 0.6%
Nokia Corp. ADR	347,440	5,843,941

Computers & Business Equipment — 0.7%
International Business Machines Corp.	23,770	1,946,287
Sun Microsystems, Inc.†	1,208,810	4,835,240

Computer Services — 0.4%
Compuware Corp.†	458,140	3,706,353

Computer Software — 0.5%
Microsoft Corp.	36,030	925,971
Oracle Corp.†	356,760	4,523,717

Electronics — 0.6%
Analog Devices, Inc.	66,300	2,305,914
Emerson Electric Co.	6,580	457,639
Intel Corp.	55,100	1,294,850
Samsung Electronics Co., Ltd.	200	53,412
Samsung Electronics Co., Ltd. GDR†*	3,320	886,440
Xilinx, Inc.	39,840	954,168

Internet Software — 1.2%
Symantec Corp.†	493,300	11,765,205

Telecommunications — 3.2%
Cisco Systems, Inc.†	106,330	1,855,459
Nortel Networks Corp.†	2,848,990	9,259,217
SBC Communications, Inc.	108,150	2,579,377
Verizon Communications, Inc.	415,560	13,094,296
Vodafone Group, PLC Sponsored ADR	187,283	4,918,052

		71,205,538

MATERIALS — 3.2%

Chemicals — 1.6%
Air Products and Chemicals, Inc.	58,030	3,321,637
Dow Chemical Co.	37,920	1,739,011
du Pont (E.I.) de Nemours & Co.	97,360	4,058,939
L’Air Liquide SA	2,090	380,068
PPG Industries, Inc.	65,380	3,920,839
Praxair, Inc.	12,060	595,885
Syngenta AG†	14,810	1,587,580

Forest Products — 1.5%
Bowater, Inc.	122,880	3,256,320
International Paper Co.	60,520	1,765,973
MeadWestvaco Corp.	41,010	1,075,282
Owens-Illinois, Inc.†	424,420	8,080,957
Smurfit-Stone Container Corp.†	37,450	395,472

Metals & Minerals — 0.1%
BHP Billiton PLC	89,380	1,316,826
Precision Castparts Corp.	3,520	166,707

		31,661,496

UTILITIES — 2.5%

Electric Utilities — 0.1%
FPL Group, Inc.	7,410	319,074
NRG Energy , Inc.	8,200	352,682

Gas & Pipeline Utilities — 0.8%
AGL Resources, Inc.	38,570	1,357,278
Dominion Resources, Inc.	75,910	5,775,233
Sempra Energy	24,210	1,072,503

Telephone — 1.6%
Sprint Nextel Corp.	680,580	15,864,320

		24,741,090

TOTAL COMMON STOCK (cost $534,106,144)		582,027,049

Asset-Backed Securities — 2.7%

FINANCE — 2.7%

Banks — 0.3%
Wachovia Bank Commercial Mtg Trust, Series 2005-C21 A4 5.27% due 10/17/44(6)	694,000	688,955
Wachovia Bank Commercial Mtg. Trust, Series 200-C16 A4 4.85% due 12/15/05(1)(2)	950,000	918,872
Wachovia Bank Commercial Mtg. Trust, Series 2005-C17 A4 5.08% due 12/15/05(1)(2)	964,051	947,701

Financial Services — 2.4%
AmeriCredit Automobile Receivables Trust, Series 2004-AF A3 2.18% due 07/07/08	751,596	746,385
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PWR7 A3 5.12% due 12/11/05(1)(2)	572,496	565,106
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2 A1 6.80% due 07/15/31(1)	90,767	92,358
Capital One Auto Finance Trust, Series 2002-A A4 4.79% due 01/15/09	1,016,108	1,015,197
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(1)	1,072,125	1,110,688
Chase Commercial Mtg. Securities Corp., Series 2000-2 A1 7.54% due 07/15/32(1)	69,048	72,531
Citibank Credit Card Issuance Trust, Series 2001-C3 C3 6.65% due 05/15/08	943,000	952,437
Countrywide Asset-Backed Certificates, Series 2005-1 AF3 4.58% due 11/25/05(2)	36,000	35,515
Countrywide Asset-Backed Certificates, Series 2005-3 AF3 4.82% due 11/25/05(2)	610,000	604,060
CPS Auto Receivables Trust, Series 2003-A A2 2.89% due 12/15/09*(7)	38,925	38,061
Credit Suisse First Boston Mtg. Securities Corp., Series 2001-CK1 A3 6.38% due 12/16/35(1)	298,000	313,177
Crimmi Mae Commercial Mtg. Trust, Series 1998-1 C 6.70% due 06/20/30*(1)	140,000	141,675
Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 A2 7.00% due 06/02/33*(1)	842,000	870,917
Deutsche Mtg & Asset Receiving Corp., Series 1998-C1 A2 6.54% due 06/15/31(1)	695,007	714,001
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 5.32% due 12/10/05(1)(2)	293,478	294,035
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A2 4.31% due 08/10/42(1)(2)	633,450	615,379
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 A5 5.22% due 04/10/37(1)(6)	729,927	726,962
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2005-CIBC1 4.95% due 12/12/05(1)(2)	800,000	775,309
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2 4.78% due 07/15/42(1)	650,000	622,911
JPMorgan Chase Commercial Mtg. Securities, Series 2004-C2 5.38% due 12/15/05(1)(2)	192,837	192,664
JPMorgan Chase Commercial Mtg. Securities, Series 2005-LDP1 5.04% due 12/15/05(1)(2)	959,574	939,970
JPMorgan Commercial Mtg. Finance Corp., Series 1998-C6 A3 6.61% due 01/15/30(1)	110,523	113,279
LB Commercial Conduit Mtg. Trust, Series 1998-C1 A3 6.48% due 02/18/30(1)	1,081,546	1,105,553
Lehman Large Loan, Series 1997-LLI B 6.95% due 10/12/34(1)	140,000	143,245
Morgan Stanley Capital I, Inc., Series 1998-HF2 X 0.77% due 11/01/05*(1)(2)(5)	20,049,311	375,205
Morgan Stanley Capital, I Inc., Series 2005-HQ5 A4 5.17% due 01/14/42(1)	381,582	378,184
Mtg Capital Funding, Inc., Series 1998-MC3 A2 6.34% due 11/18/31	894,600	917,660
Multi-Family Capital Access One, Inc., Series 1 A 6.65% due 01/15/24	202,246	209,229
RAAC Series, Series 2004-SP3 AL3 4.97% due 11/25/05(2)(3)	425,000	406,653
Residential Asset Mtg. Products, Inc., Series 2003-RZ5 A3 3.80% due 07/25/30	376,409	374,617
Residential Asset Mtg. Products, Inc., Series 2005-RS1 Al3 4.11% due 01/25/29	441,287	432,114
Small Business Administration Participation Certificates, Series 2004-20D 1 4.77% due 04/01/24(3)	474,998	466,378
Small Business Administration Participation Certificates, Series 2004-20E 1 5.18% due 05/01/24(3)	792,657	796,164
Small Business Administration Participation Certificates, Series 2004-20F 1 5.52% due 12/01/05(3)	1,143,741	1,166,876
Small Business Administration Participation Certificates, Series 2004-20G 1 4.35% due 01/01/06(3)	171,962	165,340
Small Business Administration Participation Certificates, Series 2004-20I 1 4.99% due 02/28/06(3)	664,863	660,353
Small Business Administration Participation Certificates, Series 2005-20C1 4.95% due 03/01/25(3)	1,121,780	1,109,852
Small Business Administration Participation Certificates, Series 2005-20J 1 5.09% due 11/01/05(3)	595,000	592,471
Spirit Master Funding, LLC, Series 2005-1 A1 5.05% due 07/20/23*(1)(6)	890,528	864,028
Structured Asset Securities Corp., Series 2005-4XS 4.67% due 11/25/05(4)	1,490,491	1,472,562
TIAA Retail Commercial Trust, Series 1999-1 A 7.17% due 01/15/32*(1)	726,332	743,471

		26,488,100

TOTAL ASSET BACKED SECURITIES (cost $27,142,104)

Bonds & Notes — 35.0%

CONSUMER DISCRETIONARY — 0.1%

Automotive — 0.0%
Ford Motor Co. 7.45% due 07/16/31	459,000	337,365

Retail — 0.1%
Wal Mart Stores, Inc. 5.25% due 09/01/35	953,000	894,348

		1,231,713

CONSUMER STAPLES — 0.4%

Food, Beverage & Tobacco — 0.4%
Cadbury Schweppes US Finance, LLC 5.13% due 10/01/13*	1,229,000	1,210,771
Coca-Cola HBC Finance BV 5.13% due 09/17/13	850,000	845,590
Kraft Foods, Inc. 6.25% due 06/01/12	695,000	730,540
Miller Brewing Co. 5.50% due 08/15/13*	1,273,000	1,283,175

		4,070,076

ENERGY — 0.7%

Energy Services — 0.6%
Amerada Hess Corp. 7.30% due 08/15/31	489,000	552,228
DTE Energy Co. 7.05% due 06/01/11	613,000	658,164
Exelon Generation Co., LLC 6.95% due 06/15/11	1,087,000	1,168,209
FirstEnergy Corp. 6.45% due 11/15/11	1,089,000	1,145,528
Halliburton Co. 5.50% due 10/15/10	502,000	512,431
Midamerican Energy Holdings Co. 3.50% due 05/15/08	411,000	395,182
Midamerican Energy Holdings Co. 5.88% due 10/01/12	340,000	348,426
PSEG Power, LLC 6.95% due 06/01/12	313,000	335,805
PSEG Power, LLC 8.63% due 04/15/31	412,000	519,917
Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17	193,776	206,722

Energy Sources — 0.1%
Ocean Energy, Inc. 4.38% due 10/01/07	600,000	594,447
Pemex Project Funding Master Trust 8.63% due 02/01/22	120,000	143,400

		6,580,459

FINANCE — 3.1%

Banks — 0.7%
Bank of America Corp. 5.38% due 06/15/14	520,000	526,370
Bank of America Corp. 7.40% due 01/15/11	2,049,000	2,261,930
Popular North America, Inc. 4.25% due 04/01/08	639,000	627,905
RBS Capital Trust II 6.43% due 01/03/34(2)	679,000	693,219
Wachovia Corp. 5.25% due 08/01/14	1,565,000	1,560,529
Wells Fargo Bank NA 6.45% due 02/01/11	151,000	160,627
Wells Fargo Bank NA 4.75% due 02/09/15	1,413,000	1,363,651

Financial Services — 2.0%
Boeing Capital Corp. 6.50% due 02/15/12	1,282,000	1,378,669
CD Commerical Mtg Trust 5.17% due 09/15/20(4)(6)	550,000	550,236
Citigroup, Inc. 5.00% due 09/15/14	2,379,000	2,329,728
Credit Suisse First Boston USA, Inc. 4.13% due 01/15/10	729,000	702,720
Credit Suisse First Boston USA, Inc. 4.88% due 08/15/10	608,000	600,644
DBS Capital Funding Corp. 7.66% due 03/15/11*(2)	669,000	739,341
Devon Financing Corp. 6.88% due 09/30/11	649,000	702,742
Duke Capital Corp. 8.00% due 10/01/19	755,000	891,295
Falcon Franchise Loan, LLC 7.38% due 05/05/10*	222,126	231,127
Financing Corp. 9.65% due 11/02/18	235,000	335,444
Ford Motor Credit Co. 4.95% due 01/15/08	360,000	337,618
Ford Motor Credit Co. 5.70% due 01/15/10	960,000	863,887
Fund American Cos, Inc. 5.88% due 05/15/13	484,000	480,522
General Electric Capital Corp. 5.45% due 01/15/13	203,000	206,670
General Electric Capital Corp. 6.75% due 03/15/32	1,074,000	1,228,402
General Electric Capital Corp. 8.75% due 05/21/07	109,000	115,470
General Motors Acceptance Corp. 5.85% due 01/14/09	558,000	533,439
General Motors Acceptance Corp. 7.25% due 03/02/11	306,000	300,982
Goldman Sachs Group, Inc. 5.70% due 09/01/12	1,220,000	1,246,137
JPMorgan Chase & Co. 5.13% due 09/15/14	988,000	966,949
Lehman Brothers Holdings, Inc. 8.25% due 06/15/07	513,000	538,631
Merrill Lynch & Co., Inc. 5.45% due 07/15/14	946,000	953,740
MidAmerican Funding, LLC 6.93% due 03/01/29	166,000	181,122
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	444,000	455,307
Morgan Stanley 4.75% due 04/01/14	609,000	574,494
Morgan Stanley Group, Inc. 6.75% due 04/15/11	664,000	711,968
Natexis Ambs Co., LLC 8.44% due 06/30/08*(2)	215,000	232,292

Prudential Funding, LLC 6.60% due 05/15/08*	512,000	533,037
SLM Corp. 4.00% due 01/15/09	569,000	552,465

Insurance — 0.4%
Ace INA Holding, Inc. 5.88% due 06/15/14	1,000,000	1,010,796
Allstate Corp. 5.55% due 05/09/35	83,000	78,127
Allstate Corp. 6.13% due 12/15/32	604,000	612,886
Genworth Financial, Inc. 5.75% due 06/15/14	380,000	392,155
MetLife, Inc. 6.50% due 12/15/32	272,000	291,849
Prudential Financial, Inc. 5.10% due 09/20/14	1,457,000	1,433,008
Travelers Property Casualty Corp. 6.38% due 03/15/33	251,000	254,379

		30,742,509

HEALTHCARE — 0.2%

Drugs — 0.1%
Wyeth 5.25% due 02/14/06	773,000	779,703

Health Services — 0.1%
HCA, Inc. 6.95% due 05/01/12	641,000	653,064
HCA, Inc. 8.75% due 09/01/10	165,000	180,526

		1,613,293

INDUSTRIAL & COMMERCIAL — 0.9%

Aerospace & Military Technology — 0.4%
BAE Systems Holdings, Inc. 5.20% due 08/15/15*	1,310,000	1,269,806
BAE Systems Holdings, Inc. 6.40% due 12/15/11*	802,000	843,944
Northrop Grumman Corp. 7.75% due 02/15/31	1,072,000	1,347,842
Raytheon Co. 6.15% due 11/01/08	414,000	427,196

Building Materials — 0.1%
CRH America, Inc. 6.95% due 03/15/12	687,000	744,779

Business Services — 0.2%
Cendant Corp. 6.88% due 08/15/06	851,000	862,019
Waste Management, Inc. 7.00% due 07/15/28	458,000	504,640
Waste Management, Inc. 7.38% due 08/01/10	601,000	653,428

Machinery — 0.1%
Kennametal, Inc. 7.20% due 06/15/12	710,000	765,988

Transportation — 0.1%
CSX Corp. 6.75% due 03/15/11	318,000	340,419
Union Pacific Corp. 5.38% due 05/01/14	579,000	581,142
Union Pacific Corp. 6.13% due 01/15/12	227,000	237,932

		8,579,135

INFORMATION & ENTERTAINMENT — 0.5%

Broadcasting & Media — 0.3%
Hearst Argyle Television, Inc. 7.50% due 11/15/27	800,000	848,290
News America Holdings, Inc. 8.50% due 02/23/25	444,000	529,014
News America, Inc. 6.20% due 12/15/34	700,000	674,523
Time Warner Entertainment Co., LP 8.38% due 07/15/33	466,000	562,633
Time Warner Entertainment Co., LP 10.15% due 05/01/12	262,000	323,123
Walt Disney Co. 6.75% due 03/30/06	286,000	288,522

Leisure & Tourism — 0.2%
Continental Airlines, Inc., Series 981A 6.65% due 09/15/17	905,006	859,066
Walt Disney Co. 6.38% due 03/01/12	924,000	973,178

		5,058,349

INFORMATION TECHNOLOGY — 0.7%

Electronics — 0.0%
System Energy Resources, Inc. 5.13% due 01/15/14*	432,369	415,278

Telecommunications — 0.7%
Bellsouth Corp. 6.55% due 06/15/34	662,000	681,525
Cingular Wireless LLC 6.50% due 12/15/11	326,000	347,254
Cingular Wireless Services, Inc. 7.35% due 03/01/06	220,000	221,908
PCCW, Ltd. 6.00% due 07/15/13*	1,500,000	1,517,430
TCI Communications Financing III 9.65% due 03/31/27	1,434,000	1,556,995
Telecom de Puerto Rico 6.65% due 05/15/06	150,000	151,298
Verizon New York, Inc. 6.88% due 04/01/12	1,848,000	1,912,142

		6,803,830

MATERIALS — 0.3%

Chemicals — 0.1%
Dow Chemical Co. 5.75% due 12/15/08	486,000	499,157
Dow Chemical Co. 6.00% due 10/01/12	395,000	413,185

Forest Products — 0.1%
MeadWestvaco Corp. 6.80% due 11/15/32	333,000	332,988
Weyerhaeuser Co. 6.75% due 03/15/12	746,000	789,937

Metals & Minerals — 0.1%
Alcan, Inc. 5.75% due 06/01/35	540,000	507,909

		2,543,176

REAL ESTATE — 0.8%

Real Estate Companies — 0.3%
EOP Operating LP 6.80% due 01/15/09	1,981,000	2,074,856
Socgen Real Estate Co., LLC 7.64% due 09/30/07*(2)	1,051,000	1,099,767

Real Estate Investment Trusts — 0.5%
Boston Properties, Inc. 5.00% due 06/01/15	147,000	141,235
HRPT Properties Trust 6.25% due 08/15/16	520,000	534,926
Kimco Realty Corp. 6.00% due 11/30/12	750,000	777,361
Simon Property Group LP 5.10% due 06/15/15	392,000	376,821
Simon Property Group LP 6.38% due 11/15/07	636,000	651,826
Vornado Realty Trust 5.63% due 06/15/07	2,023,000	2,040,705

		7,697,497

U.S. GOVERNMENT AGENCIES — 17.7%

U.S. Government Agencies — 17.7%
Federal Home Loan Banks 3.25% due 07/21/06	1,535,000	1,521,669
Federal Home Loan Banks 3.75% due 09/28/06	4,695,000	4,656,571
Federal Home Loan Banks 3.90% due 02/25/08	570,000	560,326
Federal Home Loan Mtg. Corp. 3.75% due 11/15/06	2,794,000	2,770,656
Federal Home Loan Mtg. Corp. 4.13% due 11/18/09	1,015,000	991,742
Federal Home Loan Mtg. Corp. 4.50% due 08/01/18	521,124	504,936
Federal Home Loan Mtg. Corp. 4.50% due 08/01/18	695,909	674,291
Federal Home Loan Mtg. Corp. 4.50% due 11/01/18	1,609,454	1,559,458
Federal Home Loan Mtg. Corp. 4.50% due 01/01/19	1,064,180	1,031,123
Federal Home Loan Mtg. Corp. 4.50% due 03/01/19	103,150	99,994
Federal Home Loan Mtg. Corp. 4.50% due 08/01/19	71,715	69,425
Federal Home Loan Mtg. Corp. 4.50% due 02/01/20	464,518	449,687
Federal Home Loan Mtg. Corp. 4.50% due 04/01/35	368,886	344,373
Federal Home Loan Mtg. Corp. 4.50% due 04/01/35	242,412	226,303
Federal Home Loan Mtg. Corp. 4.88% due 11/15/13	1,788,000	1,784,780
Federal Home Loan Mtg. Corp. 5.00% due 03/01/18	744,293	734,747

Federal Home Loan Mtg. Corp. 5.00% due 05/01/18	973,101	960,620
Federal Home Loan Mtg. Corp. 5.00% due 02/01/19	1,122,888	1,108,094
Federal Home Loan Mtg. Corp. 5.00% due 09/01/33	2,497,041	2,411,368
Federal Home Loan Mtg. Corp. 5.00% due 11/01/33	1,181,409	1,140,875
Federal Home Loan Mtg. Corp. 5.00% due 03/01/34	581,454	560,692
Federal Home Loan Mtg. Corp. 5.00% due 04/01/34	315,896	304,616
Federal Home Loan Mtg. Corp. 5.00% due 05/01/35	388,237	373,655
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	787,227	757,659
Federal Home Loan Mtg. Corp. 5.00% due 10/01/35	729,000	701,618
Federal Home Loan Mtg. Corp. 5.50% due 01/01/19	687,988	692,508
Federal Home Loan Mtg. Corp. 5.50% due 04/01/19	41,776	42,051
Federal Home Loan Mtg. Corp. 5.50% due 06/01/19	44,006	44,296
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	322,928	325,050
Federal Home Loan Mtg. Corp. 5.50% due 06/01/25	884,905	879,037
Federal Home Loan Mtg. Corp. 5.50% due 07/01/25	417,829	415,058
Federal Home Loan Mtg. Corp. 5.50% due 08/01/25	644,181	639,909
Federal Home Loan Mtg. Corp. 5.50% due 09/01/25	607,889	603,858
Federal Home Loan Mtg. Corp. 5.50% due 05/01/33	1,861,241	1,840,288
Federal Home Loan Mtg. Corp. 5.50% due 12/01/33	466,845	461,589
Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	1,885,901	1,864,670
Federal Home Loan Mtg. Corp. 5.50% due 04/01/34	208,958	206,426
Federal Home Loan Mtg. Corp. 5.50% due 11/01/34	143,131	141,396
Federal Home Loan Mtg. Corp. 5.50% due 05/01/35	106,810	105,468
Federal Home Loan Mtg. Corp. 5.50% due 09/01/35	304,221	300,400
Federal Home Loan Mtg. Corp. 6.00% due 04/01/16	162,994	166,571
Federal Home Loan Mtg. Corp. 6.00% due 04/01/17	229,232	234,257
Federal Home Loan Mtg. Corp. 6.00% due 05/01/17	65,995	67,444
Federal Home Loan Mtg. Corp. 6.00% due 06/01/17	133,403	136,328
Federal Home Loan Mtg. Corp. 6.00% due 07/01/17	133,094	136,011
Federal Home Loan Mtg. Corp. 6.00% due 10/01/17	171,761	175,525
Federal Home Loan Mtg. Corp. 6.00% due 08/01/19	182,829	186,782
Federal Home Loan Mtg. Corp. 6.00% due 08/01/19	889,017	908,242
Federal Home Loan Mtg. Corp. 6.00% due 09/01/19	217,703	222,411
Federal Home Loan Mtg. Corp. 6.00% due 11/01/19	110,974	113,409
Federal Home Loan Mtg. Corp. 6.00% due 02/01/23	839,337	853,751
Federal Home Loan Mtg. Corp. 6.00% due 04/01/34	193,168	195,154
Federal Home Loan Mtg. Corp. 6.00% due 07/01/34	906,376	915,696
Federal Home Loan Mtg. Corp. 6.00% due 07/01/34	314,502	317,737
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	763,240	771,089
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	1,966,647	1,986,871
Federal Home Loan Mtg. Corp. 6.00% due 09/01/34	208,055	210,195
Federal Home Loan Mtg. Corp. 6.00% due 07/01/35	458,252	462,950
Federal Home Loan Mtg. Corp. 6.00% due 08/01/35	409,898	414,101
Federal Home Loan Mtg. Corp. 6.50% due 05/01/34	174,442	178,854
Federal Home Loan Mtg. Corp. 6.50% due 06/01/34	134,675	138,081
Federal Home Loan Mtg. Corp. 6.50% due 06/01/34	90,427	92,714
Federal Home Loan Mtg. Corp. 6.50% due 08/01/34	524,587	537,855
Federal Home Loan Mtg. Corp. 6.50% due 08/01/34	213,711	219,116
Federal Home Loan Mtg. Corp. 6.50% due 10/01/34	579,366	594,790
Federal National Mtg. Assoc. 3.00% due 03/02/07	1,178,000	1,153,472
Federal National Mtg. Assoc. 3.25% due 07/31/06	1,925,000	1,906,603
Federal National Mtg. Assoc. 4.01% due 08/01/13	87,667	82,235
Federal National Mtg. Assoc. 4.02% due 08/01/13	307,858	289,671
Federal National Mtg. Assoc. 4.50% due 04/01/18	899,316	871,158
Federal National Mtg. Assoc. 4.50% due 06/01/18	1,022,501	990,485
Federal National Mtg. Assoc. 4.50% due 07/01/18	731,386	708,486
Federal National Mtg. Assoc. 4.50% due 03/01/19	811,127	784,971
Federal National Mtg. Assoc. 4.50% due 04/01/20	788,196	762,779
Federal National Mtg. Assoc. 4.50% due 02/01/35	340,928	318,975
Federal National Mtg. Assoc. 4.50% due 03/01/35	885,597	827,453
Federal National Mtg. Assoc. 4.52% due 11/15/05	762,663	736,763
Federal National Mtg. Assoc. 4.62% due 04/01/13	87,985	85,897
Federal National Mtg. Assoc. 4.63% due 10/15/14	1,122,000	1,095,957
Federal National Mtg. Assoc. 4.63% due 04/01/14	216,263	209,587
Federal National Mtg. Assoc. 4.82% due 12/01/12	787,630	776,081

Federal National Mtg. Assoc. 4.85% due 08/01/14	454,059	447,597
Federal National Mtg. Assoc. 4.88% due 03/01/20	185,079	183,279
Federal National Mtg. Assoc. 4.93% due 11/01/05	1,344,747	1,330,496
Federal National Mtg. Assoc. 4.94% due 08/01/15	200,000	198,472
Federal National Mtg. Assoc. 5.00% due 02/01/18	27,407	27,055
Federal National Mtg. Assoc. 5.00% due 02/01/18	3,233,724	3,193,420
Federal National Mtg. Assoc. 5.00% due 12/01/18	1,240,175	1,224,246
Federal National Mtg. Assoc. 5.00% due 07/01/19	418,268	412,769
Federal National Mtg. Assoc. 5.00% due 07/01/19	270,651	267,093
Federal National Mtg. Assoc. 5.00% due 09/01/19	404,981	399,657
Federal National Mtg. Assoc. 5.00% due 11/01/19	1,030,216	1,016,672
Federal National Mtg. Assoc. 5.00% due 03/01/20	438,586	432,789
Federal National Mtg. Assoc. 5.00% due 05/01/20	374,172	369,226
Federal National Mtg. Assoc. 5.00% due 03/01/34	279,514	269,562
Federal National Mtg. Assoc. 5.00% due 05/01/34	330,545	318,777
Federal National Mtg. Assoc. 5.00% due 06/01/34	232,498	224,221
Federal National Mtg. Assoc. 5.00% due 08/01/34	357,566	344,835
Federal National Mtg. Assoc. 5.00% due 09/01/34	930,774	897,636
Federal National Mtg. Assoc. 5.00% due 12/01/34	211,705	204,167
Federal National Mtg. Assoc. 5.00% due 06/01/35	267,934	257,916
Federal National Mtg. Assoc. 5.00% due 07/01/35	173,067	166,596
Federal National Mtg. Assoc. 5.00% due 07/01/35	259,920	250,202
Federal National Mtg. Assoc. 5.00% due 08/01/35	756,207	727,933
Federal National Mtg. Assoc. 5.25% due 04/15/07	3,654,000	3,686,148
Federal National Mtg. Assoc. 5.50% due 11/14/05	1,358,060	1,340,154
Federal National Mtg. Assoc. 5.50% due 11/15/05	569,017	561,786
Federal National Mtg. Assoc. 5.50% due 11/01/17	830,929	836,980
Federal National Mtg. Assoc. 5.50% due 01/01/18	1,094,431	1,102,401
Federal National Mtg. Assoc. 5.50% due 02/01/18	679,789	684,582
Federal National Mtg. Assoc. 5.50% due 07/01/19	771,150	776,615
Federal National Mtg. Assoc. 5.50% due 07/01/19	464,105	467,394
Federal National Mtg. Assoc. 5.50% due 07/01/19	225,825	227,425
Federal National Mtg. Assoc. 5.50% due 07/01/19	124,219	125,099
Federal National Mtg. Assoc. 5.50% due 07/01/19	171,152	172,365
Federal National Mtg. Assoc. 5.50% due 08/01/19	165,288	166,460
Federal National Mtg. Assoc. 5.50% due 08/01/19	198,467	199,873
Federal National Mtg. Assoc. 5.50% due 08/01/19	230,316	231,948
Federal National Mtg. Assoc. 5.50% due 09/01/19	207,774	209,247
Federal National Mtg. Assoc. 5.50% due 09/01/19	248,516	250,277
Federal National Mtg. Assoc. 5.50% due 11/01/19	134,318	135,270
Federal National Mtg. Assoc. 5.50% due 12/01/19	247,234	248,986
Federal National Mtg. Assoc. 5.50% due 05/01/25	566,018	561,912
Federal National Mtg. Assoc. 5.50% due 06/01/25	380,941	378,177
Federal National Mtg. Assoc. 5.50% due 02/01/33	1,331,143	1,315,320
Federal National Mtg. Assoc. 5.50% due 04/01/33	641,100	633,480
Federal National Mtg. Assoc. 5.50% due 06/01/33	1,177,870	1,163,870
Federal National Mtg. Assoc. 5.50% due 06/01/33	263,820	260,684
Federal National Mtg. Assoc. 5.50% due 07/01/33	1,196,553	1,182,331
Federal National Mtg. Assoc. 5.50% due 07/01/33	4,609,785	4,554,992
Federal National Mtg. Assoc. 5.50% due 11/01/33	1,689,654	1,669,571
Federal National Mtg. Assoc. 5.50% due 12/01/33	310,430	306,740
Federal National Mtg. Assoc. 5.50% due 01/01/34	374,633	370,180
Federal National Mtg. Assoc. 5.50% due 01/01/34	162,324	160,394
Federal National Mtg. Assoc. 5.50% due 01/01/34	399,968	395,214
Federal National Mtg. Assoc. 5.50% due 01/01/34	188,543	186,302
Federal National Mtg. Assoc. 5.50% due 02/01/34	1,530,480	1,512,288
Federal National Mtg. Assoc. 5.50% due 02/01/34	186,115	183,903
Federal National Mtg. Assoc. 5.50% due 02/01/34	224,917	222,059
Federal National Mtg. Assoc. 5.50% due 02/01/34	187,554	185,170
Federal National Mtg. Assoc. 5.50% due 03/01/34	165,764	163,727
Federal National Mtg. Assoc. 5.50% due 04/01/34	231,602	228,658
Federal National Mtg. Assoc. 5.50% due 04/01/34	223,674	220,831
Federal National Mtg. Assoc. 5.50% due 05/01/34	1,482,350	1,463,513
Federal National Mtg. Assoc. 5.50% due 05/01/34	314,665	310,666

Federal National Mtg. Assoc. 5.50% due 06/01/34	119,367	117,850
Federal National Mtg. Assoc. 5.50% due 06/01/34	199,328	196,795
Federal National Mtg. Assoc. 5.50% due 07/01/34	374,949	370,183
Federal National Mtg. Assoc. 5.50% due 07/01/34	1,763,606	1,741,194
Federal National Mtg. Assoc. 5.50% due 07/01/34	656,923	648,574
Federal National Mtg. Assoc. 5.50% due 07/01/34	167,140	165,016
Federal National Mtg. Assoc. 5.50% due 08/01/34	330,437	326,238
Federal National Mtg. Assoc. 5.50% due 09/01/34	2,017,872	1,992,229
Federal National Mtg. Assoc. 5.50% due 09/01/34	2,293,429	2,264,284
Federal National Mtg. Assoc. 5.50% due 10/01/34	262,853	259,513
Federal National Mtg. Assoc. 5.50% due 10/01/34	1,780,491	1,757,864
Federal National Mtg. Assoc. 5.50% due 10/01/34	1,880,837	1,856,937
Federal National Mtg. Assoc. 5.50% due 11/01/34	2,271,314	2,242,450
Federal National Mtg. Assoc. 5.50% due 11/01/34	1,139,457	1,124,977
Federal National Mtg. Assoc. 5.50% due 11/01/34	4,048,267	3,996,821
Federal National Mtg. Assoc. 5.50% due 12/01/34	1,445,918	1,427,543
Federal National Mtg. Assoc. 5.50% due 12/01/34	643,522	635,344
Federal National Mtg. Assoc. 5.50% due 12/01/34	252,015	248,813
Federal National Mtg. Assoc. 5.50% due 01/01/35	1,214,869	1,199,430
Federal National Mtg. Assoc. 5.50% due 02/01/35	274,176	270,692
Federal National Mtg. Assoc. 5.50% due 02/01/35	216,843	213,984
Federal National Mtg. Assoc. 5.50% due 04/01/35	782,978	772,654
Federal National Mtg. Assoc. 5.50% due 08/01/35	315,848	311,683
Federal National Mtg. Assoc. 5.50% due 09/01/35	154,810	152,769
Federal National Mtg. Assoc. 5.50% due 10/01/35	124,851	123,205
Federal National Mtg. Assoc. 5.72% due 02/01/09	385,000	391,377
Federal National Mtg. Assoc. 6.00% due 05/15/08	898,000	926,462
Federal National Mtg. Assoc. 6.00% due 05/15/11	2,800,000	2,955,347
Federal National Mtg. Assoc. 6.00% due 04/01/16	194,290	198,827
Federal National Mtg. Assoc. 6.00% due 12/01/16	88,543	90,600
Federal National Mtg. Assoc. 6.00% due 12/01/16	179,726	183,901
Federal National Mtg. Assoc. 6.00% due 01/01/17	253,972	259,868
Federal National Mtg. Assoc. 6.00% due 02/01/17	736,875	753,995
Federal National Mtg. Assoc. 6.00% due 02/01/17	319,390	326,811
Federal National Mtg. Assoc. 6.00% due 08/01/17	609,742	623,894
Federal National Mtg. Assoc. 6.00% due 03/01/18	151,367	154,880
Federal National Mtg. Assoc. 6.00% due 11/01/18	1,347,424	1,378,730
Federal National Mtg. Assoc. 6.00% due 04/01/34	1,371,426	1,383,538
Federal National Mtg. Assoc. 6.00% due 05/01/34	864,103	871,735
Federal National Mtg. Assoc. 6.00% due 05/01/34	338,414	341,403
Federal National Mtg. Assoc. 6.00% due 06/01/34	2,252,390	2,272,283
Federal National Mtg. Assoc. 6.00% due 06/01/34	685,355	691,408
Federal National Mtg. Assoc. 6.00% due 06/01/34	301,466	304,128
Federal National Mtg. Assoc. 6.00% due 06/01/34	143,066	144,330
Federal National Mtg. Assoc. 6.00% due 07/01/34	398,223	401,740
Federal National Mtg. Assoc. 6.00% due 07/01/34	1,064,310	1,073,710
Federal National Mtg. Assoc. 6.00% due 07/01/34	283,269	285,771
Federal National Mtg. Assoc. 6.00% due 08/01/34	1,102,964	1,112,705
Federal National Mtg. Assoc. 6.00% due 08/01/34	729,897	736,343
Federal National Mtg. Assoc. 6.00% due 08/01/34	466,559	470,679
Federal National Mtg. Assoc. 6.00% due 09/01/34	871,450	879,147
Federal National Mtg. Assoc. 6.00% due 10/01/34	182,176	183,785
Federal National Mtg. Assoc. 6.00% due 10/01/34	252,453	254,721

Federal National Mtg. Assoc. 6.00% due 11/01/34	188,920	190,589
Federal National Mtg. Assoc. 6.00% due 11/01/34	74,418	75,076
Federal National Mtg. Assoc. 6.00% due 12/01/34	110,539	111,515
Federal National Mtg. Assoc. 6.13% due 03/15/12	8,239,000	8,806,651
Federal National Mtg. Assoc. 6.33% due 03/01/11	142,934	149,765
Federal National Mtg. Assoc. 6.50% due 06/01/31	515,977	530,650
Federal National Mtg. Assoc. 6.50% due 06/01/31	122,309	125,787
Federal National Mtg. Assoc. 6.50% due 06/01/31	109,950	113,077
Federal National Mtg. Assoc. 6.50% due 07/01/31	175,709	180,706
Federal National Mtg. Assoc. 6.50% due 09/01/31	122,067	125,538
Federal National Mtg. Assoc. 6.50% due 09/01/31	568,241	584,400
Federal National Mtg. Assoc. 6.50% due 02/01/32	469,715	483,072
Federal National Mtg. Assoc. 6.50% due 07/01/32	1,041,460	1,070,525
Federal National Mtg. Assoc. 6.50% due 07/01/32	206,822	213,317
Federal National Mtg. Assoc. 6.50% due 08/01/32	885,865	910,587
Federal National Mtg. Assoc. 6.50% due 01/01/33	593,740	610,310
Federal National Mtg. Assoc. 6.50% due 01/01/33	28,566	29,364
Federal National Mtg. Assoc. 6.50% due 03/01/34	134,624	138,187
Federal National Mtg. Assoc. 6.50% due 04/01/34	150,264	154,241
Federal National Mtg. Assoc. 6.50% due 06/01/34	218,258	224,035
Federal National Mtg. Assoc. 6.50% due 08/01/34	669,417	687,134
Federal National Mtg. Assoc. 6.63% due 09/15/09	2,374,000	2,529,587
Federal National Mtg. Assoc. 6.63% due 11/15/10	1,120,000	1,208,399
Federal National Mtg. Assoc. 7.50% due 02/01/30	78,425	82,905
Federal National Mtg. Assoc. 7.50% due 03/01/31	206,525	218,010
Federal National Mtg. Assoc. 7.50% due 11/01/31	312,210	329,571
Federal National Mtg. Assoc. 7.50% due 02/01/32	167,216	176,514
Government National Mtg. Assoc. 4.50% due 07/20/33	105,530	99,366
Government National Mtg. Assoc. 4.50% due 09/20/33	642,362	604,846
Government National Mtg. Assoc. 4.50% due 12/20/34	185,992	175,047
Government National Mtg. Assoc. 5.00% due 06/15/34	552,412	539,201
Government National Mtg. Assoc. 5.00% due 10/15/34	335,385	327,566
Government National Mtg. Assoc. 5.50% due 11/15/32	889,142	888,713
Government National Mtg. Assoc. 5.50% due 05/15/33	3,771,408	3,768,295
Government National Mtg. Assoc. 5.50% due 08/15/33	408,015	407,679
Government National Mtg. Assoc. 6.00% due 09/15/32	933,961	950,554
Government National Mtg. Assoc. 6.00% due 04/15/33	795,446	809,538
Government National Mtg. Assoc. 6.00% due 02/15/34	431,003	438,892
Government National Mtg. Assoc. 6.00% due 07/15/34	416,296	423,916
Government National Mtg. Assoc. 6.00% due 09/15/34	432,667	440,587
Government National Mtg. Assoc. 6.00% due 02/20/35	511,395	519,277
Government National Mtg. Assoc. 6.00% due 04/20/35	211,133	214,388
Government National Mtg. Assoc. 6.50% due 03/15/28	8,062	8,384
Government National Mtg. Assoc. 6.50% due 04/15/28	62,322	64,814
Government National Mtg. Assoc. 6.50% due 07/15/28	5,548	5,770
Government National Mtg. Assoc. 6.50% due 12/15/28	10,858	11,293
Government National Mtg. Assoc. 6.50% due 04/15/32	313,012	324,773
Government National Mtg. Assoc. 6.50% due 10/15/32	109,894	114,062
Government National Mtg. Assoc. 6.50% due 08/15/34	331,858	344,435

		174,525,465

U.S. GOVERNMENT OBLIGATIONS — 8.7%

U.S. Treasuries — 8.7%
United States Treasury Bonds 5.38% due 02/15/31	1,497,000	1,632,666
United States Treasury Bonds 6.25% due 08/15/23	15,644,000	18,257,643
United States Treasury Bonds 8.00% due 11/15/21	318,000	430,120
United States Treasury Bonds 9.88% due 11/15/15	890,000	1,261,436
United States Treasury Bonds 10.38% due 11/15/12	678,000	756,129
United States Treasury Notes 3.00% due 07/15/12 TIPS	4,192,583	4,482,952
United States Treasury Notes 3.50% due 11/15/09	6,515,000	6,285,451
United States Treasury Notes 3.88% due 02/15/13	993,000	953,241
United States Treasury Notes 4.25% due 01/15/10 TIPS	3,377,286	3,722,799

United States Treasury Notes 4.38% due 05/15/07	728,000	727,915
United States Treasury Notes 4.75% due 11/15/08	5,565,000	5,613,477
United States Treasury Notes 4.75% due 05/15/14	829,000	839,363
United States Treasury Notes 5.50% due 02/15/08	4,439,000	4,546,508
United States Treasury Notes 5.63% due 05/15/08	23,233,000	23,907,291
United States Treasury Notes 5.75% due 11/15/05	6,747,000	6,751,480
United States Treasury Notes 5.88% due 11/15/05	905,000	905,636
United States Treasury Notes 6.88% due 05/15/06	1,716,000	1,739,461
United States Treasury Notes 7.00% due 07/15/06	3,143,000	3,199,967

		86,013,535

UTILITIES — 0.9%

Electric Utilities — 0.4%
Aquila, Inc. 4.45% due 09/15/15	785,000	759,370
CenterPoint Energy Resources Corp. 7.88% due 04/01/13	382,000	431,404
Niagara Mohawk Power Corp. 7.75% due 05/15/06	649,000	659,905
Northeast Utilities 8.58% due 12/01/06	49,669	50,661
Oncor Electric Delivery Co. 7.00% due 09/01/22	905,000	984,340
Pacific Gas & Electric Co. 4.80% due 03/01/14	440,000	423,619
TXU Energy Co. 7.00% due 03/15/13	268,000	279,069

Gas & Pipeline Utilities — 0.2%
Dominion Resources, Inc. 5.15% due 07/15/15	824,000	789,981
Kinder Morgan Energy Partners LP 6.75% due 03/15/11	494,000	525,504
Kinder Morgan Energy Partners LP 7.40% due 03/15/31	187,000	211,568
Kinder Morgan Energy Partners LP 7.75% due 03/15/32	350,000	412,279
Valero Energy Corp. 6.88% due 04/15/12	565,000	612,589

Telephone — 0.3%
Cox Communications, Inc. 4.63% due 06/01/13	985,000	914,603
SBC Communications, Inc. 5.10% due 09/15/14	1,023,000	987,633
SBC Communications, Inc. 6.15% due 09/15/34	339,000	331,143
Sprint Capital Corp. 6.88% due 11/15/28	673,000	717,554

		9,091,222

TOTAL BONDS & NOTES (cost $348,500,555)		344,550,259

Foreign Bonds & Notes — 1.0%

CONSUMER STAPLES — 0.1%
FBG Financial, Ltd. 5.88% due 06/15/35*	752,000	719,472

ENERGY — 0.0%
Encana Holdings Finance Corp. 5.80% due 05/01/14	508,000	526,496

FINANCE — 0.3%
Barclays Bank, PLC 6.86% due 06/15/32*(2)	1,001,000	1,069,472
HBOS Capital Funding LP 6.07% due 06/30/14*(2)	423,000	435,404
Nordea Bank AB 5.42% due 04/15/15*(2)	467,000	460,037
UniCredito Italiano Capital Trust II 9.20% due 10/05/10*(2)	612,000	710,532
UFJ Financial Aruba AEC 6.75% due 07/15/13	525,000	568,147

		3,243,592

FOREIGN GOVERNMENT BONDS — 0.2%
State of Israel 4.63% due 06/15/13	408,000	390,680
United Mexican States 6.63% due 03/03/15	1,038,000	1,108,584
United Mexican States 7.50% due 04/08/33	294,000	333,249

		1,832,513

INDUSTRIAL & COMMERCIAL — 0.1%
Tyco International Group SA 6.75% due 02/15/11		614,000	652,995

INFORMATION TECHNOLOGY — 0.0%
France Telecom SA 8.00% due 03/01/06		265,000	295,168

UTILITIES — 0.3%
Hydro Quebec 6.30% due 05/11/11		820,000	874,660
Deutsche Telekom International Finance BV 8.75% due 06/15/30		946,000	1,173,023
Telecom Italia Capital SA 5.25% due 11/15/13		343,000	335,332
Telecom Italia Capital SA 6.00% due 09/30/34		477,000	452,879

			2,835,894

TOTAL FOREIGN BONDS & NOTES (cost $9,978,718)			10,106,130

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $919,727,521)			963,171,538

Short-Term Investment Securities — 1.7%

COMMERCIAL PAPER — 1.7%
Citigroup Funding, Inc. 3.62% due 11/01/05
(cost $16,883,000)		16,883,000	16,883,000

TOTAL INVESTMENTS —
(cost $936,610,521)@	99.60%		980,054,538
Other assets less liabilities—	0.4		4,059,038

NET ASSETS—	100.00%		$984,113,576

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2005, the aggregate value of these securities was $17,145,987 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgag Backed Security
(2)	Variable rate security — the rate reflected is as of October 31, 2005; maturity date reflects next reset date.
(3)	Collateralized Mortgaged Obligation
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Interest only
(6)	Fair valued security; see Note 2.
(7)	Illiquid security.

ADR —	American Depository Receipt
GDR —	Global Depository Receipt
TIPS —	Treasury Inflation Protected Securities
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
 Federated Equity Management Company of Pennsylvania
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 90.6%	Shares/
	Principal	Value
	Amount	(Note 1)

ENERGY — 27.9%

Energy Services — 22.3%
American Electric Power Co., Inc.	14,670	$556,873
Cinergy Corp.	12,010	479,199
DTE Energy Co.	13,784	595,469
Edison International	34,900	1,527,224
Endesa SA ADR	43,400	1,075,886
Exelon Corp.	48,500	2,523,455
Great Plains Energy, Inc.	35,700	1,024,947
IDACORP, Inc.	17,400	502,338
Pepco Holdings, Inc.	20,000	429,800
Pinnacle West Capital Corp.	48,800	2,037,888
PPL Corp.	8,780	275,165
Puget Energy, Inc.	11,700	250,848
WPS Resources Corp.	4,700	256,432

Energy Sources — 5.6%
CMS Energy Corp.†	60,712	905,216
Constellation Energy Group, Inc.	4,600	252,080
Korea Electric Power Corp. ADR	60,300	984,699
Scottish Power, PLC ADR	18,900	738,990

		14,416,509

INFORMATION & ENTERTAINMENT — 0.5%

Broadcasting & Media — 0.5%
Gannett Co., Inc.	4,000	250,640

INFORMATION TECHNOLOGY — 24.5%

Telecommunications — 24.5%
ALLTEL Corp.	36,039	2,229,372
BCE, Inc.	72,600	1,796,850
Magyar Tavkozlesi RT ADR	17,700	414,180
SBC Communications, Inc.	106,200	2,532,870
Telecom Italia SpA ADR	31,688	919,903
Telefonos de Mexico SA de CV ADR	57,600	1,162,368
Telstra Corp., Ltd. ADR	113,700	1,805,556
Verizon Communications, Inc.	57,100	1,799,221

		12,660,320

UTILITIES — 37.7%

Electric Utilities — 11.7%
CenterPoint Energy, Inc.	88,900	1,177,036
DPL, Inc.	19,900	512,823
FPL Group, Inc.	46,206	1,989,630
Northeast Utilities	21,000	381,990
NSTAR	36,800	1,000,960
OGE Energy Corp.	9,100	234,416
Southern Co.	8,600	300,914
Xcel Energy, Inc.	23,700	434,421

Gas & Pipeline Utilities — 11.3%
Dominion Resources, Inc.	15,619	1,188,294
Energy East Corp.	5,200	124,020
KeySpan Corp.	20,508	708,962
National Fuel Gas Co.	19,900	599,786

NICOR, Inc.		12,900	505,680
NiSource, Inc.		63,185	1,494,325
Peoples Energy Corp.		19,300	717,960
Sempra Energy		10,728	475,250

Telephone — 13.4%
AT&T Corp.		100,600	1,989,868
BellSouth Corp.		97,500	2,536,950
CenturyTel, Inc.		25,100	821,523
Portugal Telecom SGPS, SA ADR		19,100	172,091
Sprint Nextel Corp.		60,400	1,407,924

Water Utilities — 1.3%
Suez SA ADR		9,200	250,056
Veolia Environnement ADR		9,600	399,744

			19,424,623

TOTAL COMMON STOCK (cost $40,251,065)			46,752,092

Preferred Stock — 1.1%

UTILITIES — 1.1%

Electric Utilities — 1.1%
TXU Corp. 8.75% (cost $211,939)		12,100	541,233

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,463,004)			47,293,325

Short-Term Investment Securities — 8.0%

TIME DEPOSIT — 8.0%

Euro Time Deposit with State Street Bank & Trust Co. 1.95% due 11/01/05 (cost $4,151,000)		$4,151,000	4,151,000

TOTAL INVESTMENTS — (cost $44,614,004)@	99.7%		51,444,325
Other assets less liabilities—	0.3		155,068

NET ASSETS—	100.0%		$51,599,393

†	Non-Income producing security
@	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INCOME PORTFOLIO
 U.S. Bancorp Asset Management
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 99.1%	Shares/
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 1.3%

Retail — 1.3%
Home Depot, Inc.	1,800	$73,872

CONSUMER STAPLES — 7.1%

Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.	1,670	125,333
General Mills, Inc.	1,330	64,186
PepsiCo, Inc.	1,160	68,533

Household Products — 2.7%
Colgate-Palmolive Co.	1,740	92,151
Procter & Gamble Co.	1,170	65,508

		415,711

ENERGY — 16.0%

Energy Services — 14.9%
Alliant Energy Corp.	2,590	68,506
Baker Hughes, Inc.	890	48,914
BP, PLC ADR	1,772	117,661
ChevronTexaco Corp.	1,570	89,600
Cinergy Corp.	1,800	71,820
ConocoPhillips	1,960	128,145
Exxon Mobil Corp.	3,606	202,441
Halliburton Co.	870	51,417
Royal Dutch Shell, PLC	650	40,326
Schlumberger, Ltd.	520	47,200

Energy Sources — 1.1%
Apache Corp.	1,020	65,106

		931,136

FINANCE — 18.4%

Banks — 8.4%
Bank of America Corp.	3,330	145,654
Northern Trust Corp.	740	39,664
State Street Corp.	1,850	102,176
Wachovia Corp.	2,761	139,486
Wells Fargo & Co.	1,070	64,414

Financial Services — 10.0%
Alliance Capital Management Holding LP	1,610	85,217
Citigroup, Inc.	3,483	159,452
Goldman Sachs Group, Inc.	640	80,877
JPMorgan Chase & Co.	3,054	111,837
Merrill Lynch & Co., Inc.	1,100	71,214
Morgan Stanley	890	48,425
Partners Trust Financial Group, Inc.	1,900	22,135

		1,070,551

HEALTHCARE — 12.0%

Drugs — 6.9%
Abbott Laboratories	1,910	82,226
Pfizer, Inc.	4,660	101,308

Teva Pharmaceutical Industries, Ltd. ADR	1,180	44,982
Wyeth	3,870	172,447

Health Services — 1.3%
HCA, Inc.	950	45,780
McKesson Corp.	700	31,801

Medical Products — 3.8%
Baxter International, Inc.	2,010	76,843
Johnson & Johnson	1,710	107,080
Medtronic, Inc.	670	37,962

		700,429

INDUSTRIAL & COMMERCIAL — 9.9%

Aerospace & Military Technology — 1.4%
General Dynamics Corp.	690	80,247

Electrical Equipment — 0.0%
ITC Holdings Corp.	100	2,750

Machinery — 1.3%
Ingersoll-Rand Co., Class A	1,960	74,068

Multi-Industry — 5.8%
3M Co.	1,160	88,137
General Electric Co.	5,050	171,245
Honeywell International, Inc.	2,300	78,660

Transportation — 1.4%
United Parcel Service, Inc., Class B	1,170	85,340

		580,447

INFORMATION & ENTERTAINMENT — 5.5%

Broadcasting & Media — 1.0%
Time Warner, Inc.	3,340	59,552

Leisure & Tourism — 4.5%
Harrah’s Entertainment, Inc.	1,340	81,043
McDonald’s Corp.	2,640	83,424
Starwood Hotels & Resorts Worldwide, Inc.	1,620	94,657

		318,676

INFORMATION TECHNOLOGY — 16.7%

Communication Equipment — 2.9%
Motorola, Inc.	5,160	114,346
QUALCOMM, Inc.	1,470	58,447

Computers & Business Equipment — 2.5%
Avery Denison Corp.	730	41,354
Hewlett-Packard Co.	3,740	104,870

Computer Software — 4.1%
Microsoft Corp.	8,010	205,857
SAP AG ADR	790	33,923

Electronics — 3.7%
Emerson Electric Co.	1,020	70,941
Intel Corp.	4,320	101,520
Texas Instruments, Inc.	1,470	41,968

Telecommunications — 3.5%
ALLTEL Corp.	1,210	74,850
SBC Communications, Inc.	2,820	67,257

Verizon Communications, Inc.		1,960	61,760

			977,093

MATERIALS — 7.5%

Chemicals — 5.6%
Dow Chemical Co.		950	43,567
Ecolab, Inc.		980	32,418
E.I. du Pont de Nemours & Co.		1,330	55,448
Engelhard Corp.		2,790	75,888
Praxair, Inc.		2,420	119,572

Forest Products — 1.9%
Bemis Co., Inc.		2,390	63,144
Weyerhaeuser Co.		738	46,745

			436,782

REAL ESTATE — 2.2%

Real Estate Investment Trusts — 2.2%
AMB Property Corp.		740	32,693
Apartment Investment & Management Co., Class A		1,440	55,296
Duke Realty Corp.		1,132	38,601

			126,590

UTILITIES — 2.5%

Electric Utilities — 1.5%
Xcel Energy, Inc.		4,600	84,318

Telephone — 1.0%
BellSouth Corp.		2,280	59,326

			143,644

TOTAL COMMON STOCK (cost $4,642,234)			5,774,931

Preferred Stock — 0.6%

MATERIALS — 0.6%

Metals & Minerals — 0.6%
Freeport Mcmoran Copper & Gold, Inc. 5.50% (Convertible) (cost $32,980)		34	37,379

Convertible Bonds — 0.3%

HEALTHCARE — 0.3%

Medical Products — 0.3%
Medarex, Inc. 2.25% due 05/15/11 (cost $14,932)		$17,555	15,273

TOTAL INVESTMENTS — (cost $4,690,146)@	100.0%		5,827,583
Other assets less liabilities—	0.0		826

NET ASSETS—	100.0%		$5,828,409

@	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
U.S. Bancorp Asset Management, Inc.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 98.2%	Shares/
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 7.1%

Apparel & Textiles — 0.5%
Cintas Corp.	490	19,879
Coach, Inc.†	1,440	46,339
Gap, Inc.	2,194	37,912
Jones Apparel Group, Inc.	450	12,276
Liz Claiborne, Inc.	368	12,954
Nike, Inc., Class B	718	60,348
Reebok International, Ltd.	197	11,239
V.F. Corp.	296	15,466

Automotive — 0.7%
AutoNation, Inc.†	679	13,499
AutoZone, Inc.†	206	16,665
Cummins, Inc.	160	13,659
Dana Corp.	619	4,649
Ford Motor Co.	7,100	59,072
General Motors Corp.	2,136	58,527
Goodyear Tire & Rubber Co.†	714	11,167
Harley-Davidson, Inc.	1,040	51,511
Navistar International Corp.†	241	6,632
PACCAR, Inc.	644	45,093
Visteon Corp.	527	4,390

Housing — 0.7%
Black & Decker Corp.	346	28,417
Centex Corp.	486	31,274
D.R. Horton, Inc.	1,060	32,531
KB Home Corp.	296	19,344
Leggett & Platt, Inc.	774	15,511
Lennar Corp., Class A	520	28,902
Masco Corp.	1,652	47,082
Maytag Corp.	342	5,889
Newell Rubbermaid, Inc.	1,039	23,887
Pulte Homes, Inc.	814	30,761
Snap-On, Inc.	60	2,161
Stanley Works	242	11,599
Vulcan Materials Co.	260	16,900
Whirlpool Corp.	266	20,881

Retail — 5.2%
Bed Bath & Beyond, Inc.†	1,122	45,463
Best Buy Co., Inc.	1,556	68,869
Big Lots, Inc.†	502	5,808
Circuit City Stores, Inc.	627	11,154
Costco Wholesale Corp.	1,813	87,677
CVS Corp.	3,076	75,085
Dillard’s, Inc., Class A	234	4,846
Dollar General Corp.	1,128	21,928
Family Dollar Stores, Inc.	720	15,941
Federated Department Stores, Inc.	1,023	62,781
Fortune Brands, Inc.	549	41,708
Home Depot, Inc.	8,095	332,219

J.C. Penney Co., Inc.	944	48,333
Kohl’s Corp.†	1,205	57,997
Limited, Inc.	1,326	26,533
Lowe’s Cos., Inc.	3,000	182,310
Nordstrom, Inc.	834	28,898
Office Depot, Inc.†	1,257	34,605
Officemax, Inc.	265	7,425
RadioShack Corp.	532	11,757
Sears Holdings Corp.	404	48,581
Staples, Inc.	2,862	65,053
Target Corp.	3,343	186,172
Tiffany & Co.	538	21,197
TJX Cos., Inc.	1,764	37,979
Wal-Mart Stores, Inc.	9,454	447,269
Walgreen Co.	3,867	175,678
Wendy’s International, Inc.	441	20,604

		2,990,286

CONSUMER STAPLES — 7.8%

Food, Beverage & Tobacco — 5.3%
Albertson’s, Inc.	1,407	35,330
Altria Group, Inc.	7,989	599,574
Anheuser-Busch Cos., Inc.	2,944	121,469
Archer-Daniels-Midland Co.	2,375	57,879
Brown-Forman Corp., Class B	196	12,415
Campbell Soup Co.	696	20,254
Coca-Cola Co.	7,859	336,208
Coca-Cola Enterprises, Inc.	955	18,050
ConAgra Foods, Inc.	1,956	45,516
Constellation Brands, Inc., Class A†	630	14,830
General Mills, Inc.	1,365	65,875
H.J. Heinz Co.	1,293	45,902
Hershey Foods Corp.	692	39,326
Kellogg Co.	973	42,977
Kroger Co.†	2,735	54,427
McCormick & Co., Inc.	480	14,539
Molson Coors Brewing Co.	220	13,574
Pepsi Bottling Group, Inc.	590	16,774
PepsiCo, Inc.	6,318	373,267
Reynolds American, Inc.	284	24,140
Safeway, Inc.	1,699	39,519
Sara Lee Corp.	2,971	53,032
SUPERVALU, Inc.	566	17,789
Sysco Corp.	2,484	79,264
Tyson Foods, Inc., Class A	1,000	17,800
UST, Inc.	633	26,200
Wm. Wrigley Jr. Co.	643	44,689

Household Products — 2.5%
Alberto-Culver Co.	285	12,372
Avon Products, Inc.	1,844	49,769
Clorox Co.	434	23,488
Colgate-Palmolive Co.	1,963	103,960
Kimberly-Clark Corp.	1,770	100,607
Pactiv Corp.†	571	11,249
Procter & Gamble Co.	12,995	727,590

		3,259,654

EDUCATION — 0.1%

Education — 0.1%
Apollo Group, Inc.†	560	35,291

ENERGY — 11.3%

Energy Services — 9.1%
Allegheny Energy, Inc.†	581	16,419
Amerada Hess Corp.	311	38,906
Ameren Corp.	789	41,501
American Electric Power Co., Inc.	1,502	57,016
Baker Hughes, Inc.	1,286	70,679
BJ Services Co.	1,220	42,395
ChevronTexaco Corp.	8,481	484,011
Cinergy Corp.	776	30,962
ConocoPhillips	5,270	344,553
Consolidated Edison, Inc.	951	43,270
DTE Energy Co.	669	28,901
Duke Energy Corp.	3,508	92,892
Edison International	1,229	53,781
Entergy Corp.	783	55,374
Exelon Corp.	2,586	134,550
Exxon Mobil Corp.	23,858	1,339,388
FirstEnergy Corp.	1,248	59,280
Halliburton Co.	1,928	113,945
Marathon Oil Corp.	1,256	75,561
Nabors Industries, Ltd.†	576	39,531
National-Oilwell, Inc.†	610	38,107
Noble Corp.	520	33,478
PG&E Corp.†	1,414	51,441
Pinnacle West Capital Corp.	270	11,275
PPL Corp.	1,450	45,443
Public Service Enterprise Group, Inc.	908	57,104
Rowan Cos., Inc.	340	11,217
Schlumberger, Ltd.	2,224	201,872
TECO Energy, Inc.	790	13,667
Transocean, Inc.†	1,259	72,380
TXU Corp.	918	92,488
Weatherford International, Ltd.†	520	32,552

Energy Sources — 2.2%
Anadarko Petroleum Corp.	915	83,000
Apache Corp.	1,278	81,575
Burlington Resources, Inc.	1,496	108,041
Calpine Corp.†(3)	2,150	5,117
CMS Energy Corp.†	816	12,167
Constellation Energy Group, Inc.	681	37,319
Devon Energy Corp.	1,716	103,612
EOG Resources, Inc.	930	63,035
Kerr-McGee Corp.	439	37,333
Murphy Oil Corp.	560	26,236
Occidental Petroleum Corp.	1,556	122,737
Sunoco, Inc.	525	39,112
Valero Energy Corp.	1,160	122,078
XTO Energy, Inc.	1,400	60,844

		4,726,145

FINANCE — 20.1%

Banks — 6.8%
AmSouth Bancorp	1,377	34,742
Bank of America Corp.	15,202	664,935
Bank of New York Co., Inc.	3,027	94,715
BB&T Corp.	2,132	90,269
Comerica, Inc.	654	37,788
Compass Bancshares, Inc.	270	13,165
Fifth Third Bancorp	1,880	75,520
First Horizon National Corp.	480	18,566
Golden West Financial Corp.	994	58,378
Huntington Bancshares, Inc.	751	17,468
Key Corp.	1,593	51,358

M&T Bank Corp.	318	34,210
Marshall & Ilsley Corp.	800	34,368
Mellon Financial Corp.	1,771	56,123
National City Corp.	2,233	71,969
North Fork Bancorp, Inc.	1,911	48,425
Northern Trust Corp.	718	38,485
PNC Financial Services Group, Inc.	1,108	67,267
Regions Financial Corp.	1,809	58,883
Sovereign Bancorp, Inc.	1,386	29,896
State Street Corp.	1,256	69,369
SunTrust Banks, Inc.	1,238	89,730
Synovus Financial Corp.	1,219	33,486
U.S. Bancorp	7,158	211,734
Wachovia Corp.	5,966	301,402
Washington Mutual, Inc.	3,820	151,272
Wells Fargo & Co.	6,384	384,317
Zions Bancorp	340	24,980

Financial Services — 8.4%
American Express Co.	4,410	219,486
Ameriprise Financial Inc.	882	32,828
Bear Stearns Cos., Inc.	399	42,214
Capital One Financial Corp.	1,087	82,993
Charles Schwab Corp.	3,714	56,453
CIT Group, Inc.	764	34,938
Citigroup, Inc.	19,562	895,548
Countrywide Financial Corp.	2,294	72,880
E*TRADE Group, Inc.†	1,470	27,269
Fannie Mae	3,693	175,491
Federated Investors, Inc., Class B	320	11,203
Franklin Resources, Inc.	590	52,138
Freddie Mac	2,635	161,657
Goldman Sachs Group, Inc.	1,697	214,450
JPMorgan Chase & Co.	13,287	486,570
Janus Capital Group, Inc.	982	17,234
Lehman Brothers Holdings, Inc.	1,075	128,645
MBIA, Inc.	540	31,450
MBNA Corp.	4,928	126,009
Merrill Lynch & Co., Inc.	3,509	227,173
MGIC Investment Corp.	372	22,037
Moody’s Corp.	954	50,810
Morgan Stanley	4,168	226,781
SLM Corp.	1,599	88,793
T. Rowe Price Group, Inc.	518	33,939

Insurance — 4.9%
ACE, Ltd.	1,100	57,310
AFLAC, Inc.	1,962	93,744
Allstate Corp.	2,546	134,403
Ambac Financial Group, Inc.	410	29,065
American International Group, Inc.#	9,823	636,530
Aon Corp.	1,242	42,042
Chubb Corp.	745	69,263
CIENA Corp.†	2,380	5,641
CIGNA Corp.	509	58,978
Cincinnati Financial Corp.	411	17,488
Hartford Financial Services Group, Inc.	1,156	92,191
Jefferson-Pilot Corp.	440	24,147
Lincoln National Corp.	680	34,415
Loews Corp.	508	47,234
Marsh & McLennan Cos., Inc.	2,080	60,632
MetLife, Inc.	2,870	141,807
Principal Financial Group, Inc.	1,070	53,104
Progressive Corp.	756	87,552
Prudential Financial, Inc.	1,950	141,940
SAFECO Corp.	486	27,070

St. Paul Cos., Inc.	2,565	115,502
Torchmark Corp.	393	20,762
UnumProvident Corp.	1,134	23,009
XL Capital, Ltd., Class A	549	35,169

		8,430,807

HEALTHCARE — 12.7%

Drugs — 6.1%
Abbott Laboratories	5,913	254,555
Allergan, Inc.	495	44,203
AmerisourceBergen Corp.	400	30,508
Amgen, Inc.†	4,672	353,951
Bristol-Myers Squibb Co.	7,456	157,843
Cardinal Health, Inc.	1,629	101,829
Eli Lilly and Co.	4,323	215,242
Express Scripts, Inc., Class A†	600	45,246
Forest Laboratories, Inc.†	1,298	49,207
Gilead Sciences, Inc.†	1,730	81,742
King Pharmaceuticals, Inc.†	920	14,196
Merck & Co., Inc.	8,345	235,496
Mylan Laboratories, Inc.	741	14,235
Pfizer, Inc.	27,889	606,307
Schering-Plough Corp.	5,625	114,412
Watson Pharmaceuticals, Inc.†	396	13,686
Wyeth	5,078	226,276

Health Services — 2.4%
Aetna, Inc.	1,134	100,427
Caremark Rx, Inc.†	1,700	89,080
Coventry Health Care, Inc.†	630	34,014
HCA, Inc.	1,580	76,140
Health Management Assoc., Inc., Class A	960	20,554
Humana, Inc.†	630	27,966
IMS Health, Inc.	889	20,651
Laboratory Corp. of America Holdings†	530	25,572
Manor Care, Inc.	341	12,702
McKesson Corp.	1,124	51,063
Medco Health Solutions, Inc.†	1,083	61,189
Quest Diagnostics, Inc.	660	30,829
Tenet Healthcare Corp.†	1,792	15,089
UnitedHealth Group, Inc.	4,776	276,483
Wellpoint, Inc.†	2,346	175,199

Medical Products — 4.2%
Applied Biosystems Group — Applera Corp.	737	17,887
Bausch & Lomb, Inc.	216	16,025
Baxter International, Inc.	2,352	89,917
Becton Dickinson & Co.	959	48,669
Biogen Idec, Inc.†	1,282	52,088
Biomet, Inc.	959	33,402
Boston Scientific Corp.†	2,234	56,118
C.R. Bard, Inc.	400	24,952
Chiron Corp.†	413	18,230
Fisher Scientific International, Inc.†	462	26,103
Genzyme Corp.†	960	69,408
Guidant Corp.	1,264	79,632
Hospira, Inc.†	632	25,185
Johnson & Johnson	11,256	704,851
MedImmune, Inc.†	947	33,126
Medtronic, Inc.	4,616	261,543
Patterson Cos., Inc.†	96	3,972
St. Jude Medical, Inc.†	1,406	67,586
Stryker Corp.	1,100	45,177
Zimmer Holdings, Inc.†	962	61,347

		5,311,110

INDUSTRIAL & COMMERCIAL — 11.3%

Aerospace & Military Technology — 1.9%
Boeing Co.	3,108	200,901
General Dynamics Corp.	764	88,853
Goodrich Corp.	462	16,664
L-3 Communications Holdings, Inc.	439	34,163
Lockheed Martin Corp.	1,378	83,452
Northrop Grumman Corp.	1,288	69,101
Raytheon Co.	1,721	63,591
Rockwell Collins, Inc.	681	31,204
United Technologies Corp.	3,982	204,197

Business Services — 1.8%
Allied Waste Industries, Inc.†	820	6,675
Automatic Data Processing, Inc.	2,197	102,512
Cendant Corp.	4,007	69,802
Convergys Corp.†	586	9,522
Equifax, Inc.	508	17,511
First Data Corp.	2,993	121,067
Fiserv, Inc.†	707	30,882
Fluor Corp.	326	20,733
Genuine Parts Co.	655	29,062
H&R Block, Inc.	1,316	32,716
Interpublic Group of Cos., Inc.†	1,654	17,086
Johnson Controls, Inc.	738	50,221
Maxim Integrated Products, Inc.	1,241	43,038
Monster Worldwide, Inc.†	460	15,093
Paychex, Inc.	1,295	50,194
PerkinElmer, Inc.	534	11,785
R.R. Donnelley & Sons Co.	801	28,051
Robert Half International, Inc.	570	21,021
W.W. Grainger, Inc.	314	21,032
Waste Management, Inc.	1,875	55,331

Electrical Equipment — 0.1%
American Power Conversion Corp.	657	14,053
American Standard Cos., Inc.	590	22,443
Thermo Electron Corp.†	615	18,567

Machinery — 1.9%
Caterpillar, Inc.	2,556	134,420
Cooper Industries, Ltd., Class A	350	24,811
Danaher Corp.	940	48,974
Deere & Co.	911	55,279
Dover Corp.	819	31,925
Eaton Corp.	584	34,357
Illinois Tool Works, Inc.	789	66,876
Ingersoll-Rand Co., Class A	1,278	48,296
ITT Industries, Inc.	351	35,662
Pall Corp.	450	11,772
Parker-Hannifin Corp.	512	32,092
Rockwell Automation, Inc.	641	34,069
Textron, Inc.	519	37,389
Tyco International, Ltd.	7,655	202,015

Multi-Industry — 4.0%
3M Co.	2,958	224,749
General Electric Co.	40,108	1,360,062
Honeywell International, Inc.	3,258	111,424

Transportation — 1.6%
Burlington Northern Santa Fe Corp.	1,417	87,939
CSX Corp.	771	35,320
FedEx Corp.	1,146	105,352

Norfolk Southern Corp.	1,541	61,948
Ryder System, Inc.	239	9,481
Union Pacific Corp.	954	65,998
United Parcel Service, Inc., Class B	4,160	303,430

		4,764,163

INFORMATION & ENTERTAINMENT — 4.9%

Broadcasting & Media — 3.3%
Clear Channel Communications, Inc.	1,876	57,068
Comcast Corp., Class A†	8,313	231,351
Dow Jones & Co., Inc.	206	6,985
Gannett Co., Inc.	943	59,088
Knight-Ridder, Inc.	260	13,879
McGraw-Hill Cos., Inc.	1,426	69,788
Meredith Corp.	10	499
New York Times Co., Class A	583	15,881
News Corp.	9,270	132,097
Omnicom Group, Inc.	686	56,911
Time Warner, Inc.†	17,758	316,625
Tribune Co.	1,017	32,046
Univision Communications, Inc., Class A†	870	22,742
Viacom, Inc., Class B	5,843	180,958
Walt Disney Co.	7,602	185,261

Entertainment Products — 0.2%
Eastman Kodak Co.	1,092	23,915
Hasbro, Inc.	533	10,042
International Game Technology	1,310	34,702
Mattel, Inc.	1,530	22,567

Leisure & Tourism — 1.4%
Brunswick Corp.	374	14,261
Carnival Corp.	1,571	78,032
Darden Restaurants, Inc.	524	16,988
Harrah’s Entertainment, Inc.	631	38,163
Hilton Hotels Corp.	1,241	24,137
Marriott International, Inc., Class A	629	37,501
McDonald’s Corp.	4,733	149,563
Sabre Holdings Corp., Class A	498	9,726
Southwest Airlines Co.	2,628	42,074
Starbucks Corp.†	2,904	82,125
Starwood Hotels & Resorts Worldwide, Inc.	820	47,913
Yum! Brands, Inc.	1,050	53,413

		2,066,301

INFORMATION TECHNOLOGY — 16.7%

Communication Equipment — 1.1%
JDS Uniphase Corp.†	6,405	13,450
Motorola, Inc.	9,459	209,611
QUALCOMM, Inc.	6,168	245,240
Symbol Technologies, Inc.	1,012	8,400

Computers & Business Equipment — 3.8%
Seagate Technology(1)(4)	1,206	0
Apple Computer, Inc.†	3,138	180,717
Avery Denison Corp.	378	21,414
Dell, Inc.†	9,067	289,056
EMC Corp.†	9,119	127,301
Gateway, Inc.†	999	2,847
Hewlett-Packard Co.	10,844	304,066
International Business Machines Corp.	6,039	494,473
Lexmark International, Inc., Class A†	468	19,431
Network Appliance, Inc.†	1,400	38,304
Pitney Bowes, Inc.	644	27,100

Sun Microsystems, Inc.†	12,992	51,968
Xerox Corp.†	3,650	49,531

Computer Services — 0.2%
Computer Associates International, Inc.	1,749	48,920
Computer Sciences Corp.†	716	36,695
Compuware Corp.†	1,470	11,892

Computer Software — 3.5%
Adobe Systems, Inc.	1,862	60,049
Affiliated Computer Services, Inc., Class A†	490	26,514
Autodesk, Inc.	862	38,902
BMC Software, Inc.†	824	16,142
Citrix Systems, Inc.†	648	17,865
Electronic Arts, Inc.†	1,150	65,412
Electronic Data Systems Corp.	1,976	46,061
Intuit, Inc.†	690	31,692
Mercury Interactive Corp.†	333	11,585
Microsoft Corp.	34,862	895,953
NCR Corp.†	700	21,154
Novell, Inc.†	1,449	11,041
Oracle Corp.†	14,375	182,275
Parametric Technology Corp.†	1,128	7,343
Siebel Systems, Inc.†	2,110	21,839
Unisys Corp.†	1,396	7,134

Electronics — 3.6%
Advanced Micro Devices, Inc.†	1,508	35,016
Agilent Technologies, Inc.†	1,652	52,881
Altera Corp.†	1,448	24,109
Analog Devices, Inc.	1,442	50,153
Applied Materials, Inc.†	6,142	100,606
Applied Micro Circuits Corp.†	600	1,464
Broadcom Corp., Class A†	1,019	43,267
Emerson Electric Co.	1,565	108,846
Freescale Semiconductor, Inc.†	1,422	33,957
Intel Corp.	23,054	541,769
Jabil Circuit, Inc.†	635	18,955
KLA-Tencor Corp.†	767	35,505
Linear Technology Corp.	1,135	37,693
LSI Logic Corp.†	1,475	11,962
Micron Technology, Inc.†	2,332	30,293
Millipore Corp.†	101	6,183
Molex, Inc.	385	9,744
National Semiconductor Corp.	1,296	29,329
Novellus Systems, Inc.†	541	11,826
NVIDIA Corp.†	660	22,143
PMC-Sierra, Inc.†	740	5,254
QLogic Corp.†	350	10,556
Sanmina-SCI Corp.†	2,102	7,672
Solectron Corp.†	3,706	13,082
Tektronix, Inc.	342	7,859
Teradyne, Inc.†	745	10,087
Texas Instruments, Inc.	6,138	175,240
Waters Corp.†	460	16,652
Xilinx, Inc.	1,359	32,548

Internet Content — 0.8%
eBay, Inc.†	4,200	166,320
Yahoo!, Inc.†	4,758	175,903

Internet Software — 0.3%
Symantec Corp.†	4,537	108,208

Telecommunications — 3.4%
ADC Telecommunications Inc.	483	8,428

ALLTEL Corp.	1,244	76,954
Andrew Corp.†	621	6,595
Avaya, Inc.†	1,602	18,455
Cisco Systems, Inc.†	24,176	421,871
Citizens Communications Co.	770	9,425
Comverse Technology, Inc.†	760	19,076
Corning, Inc.†	5,600	112,504
Lucent Technologies, Inc.†	17,204	49,032
Qwest Communications International, Inc.†	5,769	25,153
SBC Communications, Inc.	12,505	298,244
Scientific-Atlanta, Inc.	577	20,449
Tellabs, Inc.†	1,706	16,309
Verizon Communications, Inc.	10,459	329,563

		6,988,517

MATERIALS — 2.9%

Chemicals — 1.7%
Air Products and Chemicals, Inc.	839	48,024
Ashland Inc.	251	13,431
Dow Chemical Co.	3,757	172,296
du Pont (E.I.) de Nemours & Co.	3,878	161,674
Eastman Chemical Co.	311	16,408
Ecolab, Inc.	694	22,958
Engelhard Corp.	480	13,056
Hercules, Inc.†	480	5,347
International Flavors & Fragrances, Inc.	190	6,268
Monsanto Co.	1,040	65,530
PPG Industries, Inc.	643	38,561
Praxair, Inc.	1,262	62,356
Rohm and Haas Co.	554	24,116
Sherwin-Williams Co.	471	20,041
Sigma-Aldrich Corp.	266	16,944

Forest Products — 0.5%
Bemis Co., Inc.	220	5,812
Georgia-Pacific Corp.	990	32,205
International Paper Co.	1,858	54,216
Louisiana-Pacific Corp.	421	10,496
MeadWestvaco Corp.	664	17,410
Sealed Air Corp.†	320	16,099
Temple-Inland, Inc.	424	15,616
Weyerhaeuser Co.	905	57,323

Metals & Minerals — 0.7%
Alcoa, Inc.	3,302	80,205
Allegheny Technologies, Inc.	320	9,187
Ball Corp.	386	15,197
Freeport-McMoRan Copper & Gold, Inc., Class B	667	32,963
Newmont Mining Corp.	1,685	71,781
Nucor Corp.	614	36,748
Phelps Dodge Corp.	370	44,574
United States Steel Corp.	432	15,781

		1,202,623

REAL ESTATE — 0.7%

Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co., Class A	280	10,752
Archstone-Smith Trust	760	30,833
Equity Office Properties Trust	1,640	50,512
Equity Residential	1,173	46,040
Plum Creek Timber Co., Inc.	740	28,786
ProLogis	840	36,120
Public Storage, Inc.	360	23,832
Simon Property Group, Inc.	724	51,853

Vornado Realty Trust		390	31,590

			310,318

UTILITIES — 2.6%

Electric Utilities — 0.7%
AES Corp.†		2,467	39,201
CenterPoint Energy, Inc.		1,091	14,445
FPL Group, Inc.		1,492	64,245
Progress Energy, Inc.		845	36,833
Southern Co.		2,835	99,197
Xcel Energy, Inc.		1,528	28,008

Gas & Pipeline Utilities — 0.7%
Dominion Resources, Inc.		1,302	99,056
Dynegy, Inc., Class A†		1,168	5,186
El Paso Energy Corp.		2,516	29,840
KeySpan Corp.		713	24,648
Kinder Morgan, Inc.		310	28,179
NICOR, Inc.		30	1,176
NiSource, Inc.		1,033	24,431
Sempra Energy		964	42,705
Williams Cos., Inc.		2,182	48,659

Telephone — 1.2%
AT&T Corp.		3,060	60,527
BellSouth Corp.		6,984	181,724
CenturyTel, Inc.		496	16,234
Sprint Nextel Corp.		11,139	259,650

			1,103,944

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $44,525,221)			41,189,159

Short-Term Investment Securities — 0.2%

U.S. TREASURY BILLS — 0.2%
United States Treasury Bills 3.49% due 3/2/06 (cost $98,827)(2)		$100,000	98,695

Repurchase Agreement — 1.7%

Agreement with State Street Bank & Trust Co., bearing interest at 1.75% dated 10/31/05 to be repurchased 11/01/05 in the amount of $702,034 and collateralized by $665,000 of United States Treasury Bonds, bearing interest at 5.25% due 11/25/28 having an approximate value of $720,726 (cost $702,000)(2)		702,000	702,000

TOTAL INVESTMENTS — (cost $46,039,748)@	101.8%		41,989,854
Liabilities in excess of other assets—	(1.8)		(28,663)

NET ASSETS—	100.0%		$41,961,191

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
#	Security represents an investment in an affiliated company.
(1)	Fair valued security; see Note 1
(2)	The security or a portion thereof represents collateral for open future contracts.
(3)	Subsequent to October 31, 2005, company has file for bankruptcy protection.
(4)	Illiquid Security

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of October 31, 2005	Unrealized Appreciation / (Depreciation)

12 Long	S&P 500 E-Mini Future Index	December 2005	$713,700	$725,880	$12,180

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH-INCOME PORTFOLIO
Alliance Capital Management L.P.
Investment Portfolio — October 31, 2005
(unaudited)

	Shares/
Common Stock — 96.4%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 8.7%

Apparel & Textiles — 0.2%
Coach, Inc.†	44,500	$1,432,010

Housing — 0.7%
Centex Corp.	40,000	2,574,000
Pulte Homes, Inc.	80,000	3,023,200

Retail — 7.8%
Fortune Brands, Inc.	129,600	9,845,712
Home Depot, Inc.	393,800	16,161,552
Kohl’s Corp.†	37,000	1,780,810
Lowe’s Cos., Inc.	139,700	8,489,569
Target Corp.	246,900	13,749,861
Whole Foods Market, Inc.	50,000	7,206,500
Williams-Sonoma, Inc.†	50,000	1,955,500

		66,218,714

CONSUMER STAPLES — 5.5%

Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.	126,700	9,508,835
Wm. Wrigley Jr. Co.	90,000	6,255,000

Household Products — 3.4%
Colgate-Palmolive Co.	195,000	10,327,200
Procter & Gamble Co.	280,000	15,677,200

		41,768,235

EDUCATION — 0.5%

Education — 0.5%
Strayer Education, Inc.	40,000	3,580,400

ENERGY — 10.6%

Energy Services — 8.6%
Halliburton Co.	355,000	20,980,500
Nabors Industries, Ltd.†	250,000	17,157,500
Schlumberger, Ltd.	300,800	27,303,616

Energy Sources — 2.0%
Noble Energy, Inc.	380,000	15,219,000

		80,660,616

FINANCE — 17.7%

Banks — 3.0%
Bank of America Corp.	288,800	12,632,112
Commerce Bancorp, Inc.	240,000	7,312,800
State Street Corp.	50,000	2,761,500

Financial Services — 11.7%
American Express Co.	240,700	11,979,639
Charles Schwab Corp.	600,000	9,120,000
Citigroup, Inc.	726,578	33,262,741
Fannie Mae	130,000	6,177,600
Franklin Resources, Inc.	130,000	11,488,100
JPMorgan Chase & Co.	373,400	13,673,908

Legg Mason, Inc.	32,500	3,487,575

Insurance — 3.0%
ACE, Ltd.	264,800	13,796,080
AFLAC, Inc.	75,000	3,583,500
Axis Capital Holdings Ltd	220,000	5,704,600

		134,980,155

HEALTHCARE — 14.8%

Drugs — 3.0%
Eli Lilly and Co.	240,000	11,949,600
Forest Laboratories, Inc.†	115,000	4,359,650
Gilead Sciences, Inc.†	140,000	6,615,000

Health Services — 8.8%
Caremark Rx, Inc.†	240,000	12,576,000
UnitedHealth Group, Inc.	410,000	23,734,900
Wellpoint, Inc.†	412,000	30,768,160

Medical Products — 3.0%
Alcon, Inc.	42,000	5,581,800
Bausch & Lomb, Inc.	25,800	1,914,102
Dade Behring Holdings, Inc.	147,600	5,315,076
Genentech, Inc.†	80,000	7,248,000
MedImmune, Inc.†	69,900	2,445,102

		112,507,390

INDUSTRIAL & COMMERCIAL — 11.6%

Aerospace & Military Technology — 2.0%
United Technologies Corp.	293,600	15,055,808

Business Services — 1.2%
Building Materials Holding Corp.	22,000	1,870,220
Fiserv, Inc.†	170,000	7,425,600

Electrical Equipment — 1.3%
American Standard Cos., Inc.	270,000	10,270,800

Multi-Industry — 4.9%
General Electric Co.	1,104,500	37,453,595

Transportation — 2.2%
FedEx Corp.	50,300	4,624,079
United Parcel Service, Inc., Class B	165,000	12,035,100

		88,735,202

INFORMATION & ENTERTAINMENT — 3.6%

Broadcasting & Media — 2.7%
News Corp.	469,700	7,073,682
Time Warner, Inc.	747,500	13,327,925

Leisure & Tourism — 0.9%
Hilton Hotels Corp.	165,000	3,209,250
Outback Steakhouse, Inc.	50,000	1,883,000
Royal Caribbean Cruises, Ltd.	50,000	2,072,000

		27,565,857

INFORMATION TECHNOLOGY — 21.2%

Communication Equipment — 2.6%
Juniper Networks, Inc.†	420,000	9,798,600
QUALCOMM, Inc.	248,900	9,896,264

Computers & Business Equipment — 2.6%
Apple Computer, Inc.†		160,000	9,214,400
Dell, Inc.†		110,000	3,506,800
EMC Corp.†		480,000	6,700,800

Computer Software — 7.0%
Autodesk, Inc.		110,000	4,964,300
Mcafee, Inc.†		230,000	6,906,900
Microsoft Corp.		1,205,000	30,968,500
Oracle Corp.†		840,000	10,651,200

Electronics — 5.2%
Advanced Micro Devices, Inc.†		200,000	4,644,000
Broadcom Corp., Class A†		100,000	4,246,000
Emerson Electric Co.		56,000	3,894,800
KLA-Tencor Corp.		95,000	4,397,550
Marvell Technology Group, Ltd.†		303,700	14,094,717
Texas Instruments, Inc.		295,000	8,422,250

Internet Content — 3.2%
eBay, Inc.†		200,000	7,920,000
Google, Inc., Class A†		25,000	9,303,500
Yahoo!, Inc.†		200,000	7,394,000

Telecommunications — 0.6%
Corning, Inc.†		216,300	4,345,467

			161,270,048

MATERIALS — 1.7%

Chemicals — 1.7%
Air Products and Chemicals, Inc.		70,200	4,018,248
FMC Technologies, Inc.†		235,000	8,568,100

			12,586,348

UTILITIES — 0.5%

Telephone — 0.5%
Sprint Nextel Corp.		180,000	4,195,800

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $567,092,926)			734,068,765

Short-Term Investment Securities — 3.2%

TIME DEPOSIT — 3.2%

Euro Time Deposit with State Street Bank & Trust Co. 3.00% due 11/01/05
(cost $24,100,000)		24,100,000	24,100,000

TOTAL INVESTMENTS —
(cost $591,192,926)@	99.60%		758,168,765
Other assets less liabilities—	0.4		3,396,831

NET ASSETS—	100.0%		$761,565,596

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FEDERATED AMERICAN LEADERS PORTFOLIO
Federated Equity Management Company of Pennsylvania
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 94.6%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 3.2%

Apparel & Textiles — 1.3%
Gap, Inc.	184,500	$3,188,160

Automotive — 1.0%
Goodyear Tire & Rubber Co.†	158,000	2,471,120

Retail — 0.9% Home Depot, Inc.	50,300	2,064,312

		7,723,592

CONSUMER STAPLES — 8.3%

Food, Beverage & Tobacco — 8.3%
Altria Group, Inc.	63,600	4,773,180
Coca-Cola Co.	44,500	1,903,710
Safeway, Inc.	104,700	2,435,322
Smithfield Foods, Inc.†	79,300	2,345,694
SUPERVALU, Inc.	93,500	2,938,705
Tyson Foods, Inc., Class A	220,100	3,917,780
UST, Inc.	41,500	1,717,685

		20,032,076

ENERGY — 10.2%

Energy Services — 7.3%
BP, PLC ADR	40,200	2,669,280
ChevronTexaco Corp.	139,800	7,978,386
Exxon Mobil Corp.	123,300	6,922,062

Energy Sources — 2.9%
Apache Corp.	53,300	3,402,139
Total SA Sponsored ADR	27,400	3,452,948

		24,424,815

FINANCE — 32.7%

Banks — 6.0%
Bank of America Corp.	57,100	2,497,554
Wachovia Corp.	102,200	5,163,144
Wells Fargo & Co.	112,500	6,772,500

Financial Services — 18.5%
Citigroup, Inc.	146,000	6,683,880
Fannie Mae	54,400	2,585,088
Freddie Mac	164,800	10,110,480
JPMorgan Chase & Co.	143,700	5,262,294
MBIA, Inc.	81,600	4,752,384
MBNA Corp.	184,300	4,712,551
Merrill Lynch & Co., Inc.	45,800	2,965,092
Morgan Stanley	135,100	7,350,791

Insurance — 8.2%
ACE, Ltd.	96,900	5,048,490
Allstate Corp.	131,800	6,957,722
Hartford Financial Services Group, Inc.	33,000	2,631,750
Nationwide Financial Services, Inc., Class A	74,200	2,996,938
RenaissanceRe Holdings, Ltd.	58,100	2,199,085

		78,689,743

HEALTHCARE — 7.8%

Drugs — 5.1%
Abbott Laboratories	86,000	3,702,300
AmerisourceBergen Corp.	54,000	4,118,580
Amgen, Inc.†	14,800	1,121,248
Pfizer, Inc.	149,700	3,254,478

Health Services — 1.0%
McKesson Corp.	53,700	2,439,591

Medical Products — 1.7%
Boston Scientific Corp.†	91,600	2,300,992
Johnson & Johnson	28,900	1,809,718

		18,746,907

INDUSTRIAL & COMMERCIAL — 8.3%

Aerospace & Military Technology — 2.8%
Northrop Grumman Corp.	68,534	3,676,849
United Technologies Corp.	59,200	3,035,776

Business Services — 0.6%
Waste Management, Inc.	42,900	1,265,979

Machinery — 4.9%
Deere & Co.	40,300	2,445,404
Eaton Corp.	68,700	4,041,621
Illinois Tool Works, Inc.	12,100	1,025,596
Tyco International, Ltd.	163,600	4,317,404

		19,808,629

INFORMATION & ENTERTAINMENT — 10.0%

Broadcasting & Media — 6.1%
Gannett Co., Inc.	107,300	6,723,418
News Corp.	144,200	2,054,850
Time Warner, Inc.	289,300	5,158,219
Walt Disney Co.	26,400	643,368

Entertainment Products — 1.5%
Hasbro, Inc.	37,100	698,964
Mattel, Inc.	192,600	2,840,850

Leisure & Tourism — 2.4%
McDonald’s Corp.	185,300	5,855,480

		23,975,149

INFORMATION TECHNOLOGY — 11.8%

Communication Equipment — 0.9%
Nokia Corp. ADR	134,700	2,265,654

Computers & Business Equipment — 2.5%
Hewlett-Packard Co.	134,100	3,760,164
International Business Machines Corp.	28,400	2,325,392
Seagate Technology†(1)(2)	50,100	0

Computer Software — 0.1%
Unisys Corp.†	46,200	236,082

Electronics — 1.6%
Intel Corp.	167,300	3,931,550

Internet Software — 0.2%
Check Point Software Technologies, Ltd.†		16,200	362,232

Telecommunications — 6.5%
ALLTEL Corp.		57,700	3,569,322
SBC Communications, Inc.		208,300	4,967,955
Verizon Communications, Inc.		162,756	5,128,442
Vodafone Group, PLC Sponsored ADR		70,700	1,856,582

			28,403,375

MATERIALS — 1.5%

Chemicals — 1.0%
PPG Industries, Inc.		39,400	2,362,818

Metals & Minerals — 0.5%
United States Steel Corp.		33,200	1,212,796

			3,575,614

UTILITIES — 0.8%

Telephone — 0.8%
Sprint Nextel Corp.		78,800	1,836,828

TOTAL COMMON STOCK (cost $217,199,433)			227,216,728

Preferred Stock — 0.8%

INDUSTRIAL & COMMERCIAL — 0.8%

Business Services — 0.8%
Interpublic Group of Cos., Inc. Perpetual Preferred Convertible Series B 5.25%* (cost $2,003,234)		2,000	1,965,000

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $219,202,667)			229,181,728

Short-Term Investment Securities — 4.2%

TIME DEPOSIT — 4.2%

Euro Time Deposit with State Street Bank & Trust Co. 3.00% due 11/01/05 (cost $10,194,000)		$10,194,000	10,194,000

TOTAL INVESTMENTS — (cost $229,396,667)@	99.6%		239,375,728
Other assets less liabilities—	0.4		967,604

NET ASSETS—	100.0%		$240,343,332

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $1,965,000 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered illiquid.
(1)	Fair valued security; see Note 1
(2)	Illiquid security
ADR — American Depository Receipts
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Davis Selected Advisers, L.P. (dba — Davis Advisors)
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 98.8%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.0%

Automotive — 0.7%
Harley-Davidson, Inc.	349,600	$17,315,688

Housing — 1.2%
Hunter Douglas NV† (1)	88,866	4,231,211
Vulcan Materials Co.	347,800	22,607,000

Retail — 5.1%
Costco Wholesale Corp.	1,828,700	88,435,932
Wal-Mart Stores, Inc.	624,600	29,549,826

		162,139,657

CONSUMER STAPLES — 10.6%

Food, Beverage & Tobacco — 9.7%
Altria Group, Inc.	1,929,725	144,825,861
Diageo PLC ADR	568,600	33,791,898
Heineken Holding NV(1)	766,390	22,712,099
Hershey Foods Corp.	436,800	24,823,344

Household Products — 0.9%
Avon Products, Inc.	728,300	19,656,817

		245,810,019

ENERGY — 11.6%

Energy Services — 4.3%
ConocoPhillips	1,241,808	81,189,407
Transocean, Inc.†	341,900	19,655,831

Energy Sources — 7.3%
Devon Energy Corp.	1,119,852	67,616,664
EOG Resources, Inc.	892,600	60,500,428
Occidental Petroleum Corp.	530,900	41,877,392

		270,839,722

FINANCE — 43.2%

Banks — 11.6%
Fifth Third Bancorp	464,300	18,650,931
Golden West Financial Corp.	1,236,400	72,613,772
HSBC Holdings PLC†(1)	4,888,439	76,881,369
Lloyds TSB Group, PLC ADR	599,200	19,779,592
State Street Corp.	163,900	9,052,197
Wells Fargo & Co.	1,227,425	73,890,985

Financial Services — 16.9%
American Express Co.	2,742,650	136,501,690
Ameriprise Financial , Inc.	592,330	22,046,523
China Merchants Holdings International Co., Ltd.†(1)	4,480,000	8,688,028
Citigroup, Inc.	1,476,052	67,573,661
JPMorgan Chase & Co.	2,470,476	90,468,831
Moody’s Corp.	712,800	37,963,728
Morgan Stanley	306,150	16,657,622
Takefuji Corp.†(1)	185,450	13,036,390

Insurance — 14.7%
American International Group, Inc.#	137,437	8,905,918

Aon Corp.	670,600	22,699,810
Berkshire Hathaway, Inc., Class A†	882	75,763,800
Berkshire Hathaway, Inc., Class B†	1,136	3,197,840
Chubb Corp.	126,300	11,742,111
Everest Reinsurance Group, Ltd.	48,800	4,853,160
Loews Corp.	595,700	55,388,186
Markel Corp.†	6,700	2,130,600
Marsh & McLennan Cos., Inc.	654,900	19,090,335
Principal Financial Group, Inc.	212,300	10,536,449
Progressive Corp.	771,600	89,358,996
Sun Life Financial, Inc.	122,400	4,574,088
Transatlantic Holdings, Inc.	571,225	33,073,927

		1,005,120,539

HEALTHCARE — 3.4%

Drugs — 1.2%
Cardinal Health, Inc.	402,500	25,160,275
Eli Lilly and Co.	65,800	3,276,182

Health Services — 2.2%
Caremark Rx, Inc.†	435,800	22,835,920
HCA, Inc.	573,800	27,651,422

		78,923,799

INDUSTRIAL & COMMERCIAL — 9.5%

Business Services — 4.6%
Cosco Pacific, Ltd.†(1)	3,904,000	6,440,612
Dun & Bradstreet Corp.†	390,400	24,720,128
H&R Block, Inc.	1,430,800	35,569,688
Iron Mountain, Inc.†	1,030,600	40,193,400

Machinery — 3.5%
Tyco International, Ltd.	3,056,492	80,660,824

Multi-Industry — 0.4%
Telewest Global, Inc.†	444,400	10,136,764

Transportation — 1.0%
Kuehne & Nagel International AG(1)	29,100	6,807,672
United Parcel Service, Inc., Class B	220,000	16,046,800

		220,575,888

INFORMATION & ENTERTAINMENT — 4.5%

Broadcasting & Media — 4.5%
Comcast Corp., Special Class A†	2,130,300	58,391,523
Gannett Co., Inc.	131,900	8,264,854
Lagardere SCA†(1)	458,000	31,493,694
WPP Group PLC	156,800	7,723,968

		105,874,039

INFORMATION TECHNOLOGY — 3.9%

Communication Equipment — 0.3%
Nokia Corp. ADR	380,200	6,394,964

Computers & Business Equipment — 1.4%
Hewlett-Packard Co —	540,000	15,141,600
Lexmark International, Inc., Class A†	452,200	18,775,344

Computer Software — 1.2%
Microsoft Corp.	1,073,600	27,591,520

Internet Content — 0.4%

Expedia, Inc.		194,700	3,658,413
IAC / InteractiveCorp		194,700	4,984,320

Telecommunications — 0.6%
NTL Inc.†		88,100	5,402,292
SK Telecom Co., Ltd. ADR		450,000	9,094,500

			91,042,953

MATERIALS — 3.4%

Forest Products — 2.3%
Sealed Air Corp.†		1,065,300	53,595,243

Metals & Minerals — 1.1%
Martin Marietta Materials, Inc.		318,500	25,132,835

			78,728,078

REAL ESTATE — 1.7%

Real Estate Investment Trusts — 1.7%
CenterPoint Properties Corp.		65,900	3,002,404
General Growth Properties, Inc.		862,822	36,652,679

			39,655,083

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,562,268,989)			2,298,709,777

Short-Term Investment Securities — 1.2%

COMMERCIAL PAPER — 1.2%

Three Pillars Funding Corp. 4.03% due 11/01/05
(cost $27,777,000)		$27,777,000	27,777,000

TOTAL INVESTMENTS —
(cost $1,590,045,989)@	100.0%		2,326,486,777
Liabilities in excess of other assets—	0.0		(926,267)

NET ASSETS—	100.0%		$2,325,560,510

†	Non-income producing security
#	Security represents an investment in an affiliated Company.
@	See Note 4 for cost of investments on a tax basis.
(1)	Security was valued using fair value procedures at October 31, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 99.4%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 2.4%
Automotive — 2.4%
General Motors Corp.	93,043	$2,549,378

CONSUMER STAPLES — 41.0%
Food, Beverage & Tobacco — 31.7%
Albertson’s, Inc.	156,976	3,941,667
Altria Group, Inc.	61,136	4,588,257
Anheuser-Busch Cos., Inc.	73,469	3,031,331
Brown-Forman Corp., Class B	76,508	4,846,017
Coca-Cola Co.	89,737	3,838,949
ConAgra Foods, Inc.	127,128	2,958,269
McCormick & Co., Inc.	96,978	2,937,464
PepsiCo, Inc.	71,530	4,225,992
Sysco Corp.	98,642	3,147,666

Household Products — 9.3%
Avon Products, Inc.	96,201	2,596,465
Clorox Co.	63,172	3,418,869
Colgate-Palmolive Co.	72,911	3,861,366

		43,392,312

FINANCE — 6.7%
Financial Services — 6.7%
Citigroup, Inc.	77,814	3,562,325
JPMorgan Chase & Co.	95,636	3,502,190

		7,064,515

HEALTHCARE — 12.1%
Drugs — 12.1%
Abbott Laboratories	79,655	3,429,148
Bristol-Myers Squibb Co.	145,717	3,084,829
Merck & Co., Inc.	116,002	3,273,576
Pfizer, Inc.	138,380	3,008,381

		12,795,934

INDUSTRIAL & COMMERCIAL — 11.4%
Business Services — 11.4%
Genuine Parts Co.	84,826	3,763,730
Johnson Controls, Inc.	58,549	3,984,259
Paychex, Inc.	110,841	4,296,197

		12,044,186

INFORMATION TECHNOLOGY — 12.8%
Computers & Business Equipment — 3.3%
Avery Denison Corp.	61,549	3,486,751

Electronics — 3.5%
Emerson Electric Co.	53,213	3,700,964

Telecommunications — 6.0%
SBC Communications, Inc.	145,094	3,460,492

Verizon Communications, Inc.		91,649	2,887,860

			13,536,067

MATERIALS — 13.0%
Chemicals — 9.8%
du Pont (E.I.) de Nemours & Co.		76,349	3,182,990
Rohm and Haas Co.		84,195	3,665,008
Sherwin-Williams Co.		83,278	3,543,479

Forest Products — 3.2%
Bemis Co., Inc.		127,520	3,369,079

			13,760,556

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $103,686,796)			105,142,948

Repurchase Agreement — 0.8%

State Street Bank & Trust Co. Joint Repurchase Agreement(1)
(cost $876,000)		$876,000	876,000

TOTAL INVESTMENTS —
(cost $104,562,796)@	100.2%		106,018,948
Liabilities in excess of other assets—	(0.2)		(223,164)

NET ASSETS—	100.0%		$105,795,784

@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
Alliance Capital Management L.P.

Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 99.4%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 6.6%

Retail — 6.6%
Lowe’s Cos., Inc.	391,300	$23,779,301
Target Corp.	487,600	27,154,444
Walgreen Co.	131,700	5,983,131
Whole Foods Market, Inc.	62,000	8,936,060

		65,852,936

CONSUMER STAPLES — 4.7%

Food, Beverage & Tobacco — 1.3%
Wm. Wrigley Jr. Co.	196,400	13,649,800

Household Products — 3.4%
Procter & Gamble Co.	607,100	33,991,529

		47,641,329

ENERGY — 5.4%

Energy Services — 5.4%
Halliburton Co.	565,600	33,426,960
Nabors Industries, Ltd.†	235,500	16,162,365
Schlumberger, Ltd.	45,900	4,166,343

		53,755,668

FINANCE — 12.4%

Banks — 1.1%
Northern Trust Corp.	205,900	11,036,240

Financial Services — 9.3%
Franklin Resources, Inc.	243,000	21,473,910
Goldman Sachs Group, Inc.	120,600	15,240,222
JPMorgan Chase & Co.	502,000	18,383,240
Legg Mason, Inc.	206,600	22,170,246
Merrill Lynch & Co., Inc.	241,500	15,634,710

Insurance — 2.0%
ACE, Ltd.	186,100	9,695,810
AFLAC, Inc.	225,200	10,760,056

		124,394,434

HEALTHCARE — 19.9%

Drugs — 5.4%
Amgen, Inc.†	186,600	14,136,816
Gilead Sciences, Inc.†	351,600	16,613,100
Teva Pharmaceutical Industries, Ltd. ADR	607,700	23,165,524

Health Services — 5.1%
UnitedHealth Group, Inc.	519,800	30,091,222
Wellpoint, Inc.†	276,900	20,678,892

Medical Products — 9.4%
Affymetrix, Inc.†	95,100	4,320,393
Alcon, Inc.	202,700	26,938,830
Genentech, Inc.†	401,900	36,412,140
St. Jude Medical, Inc.†	375,100	18,031,057
Zimmer Holdings, Inc.†	134,500	8,577,065

		198,965,039

INDUSTRIAL & COMMERCIAL — 4.2%

Aerospace & Military Technology — 0.8%
Boeing Co.	124,500	8,047,680

Business Services — 0.6%
Getty Images, Inc.†	71,000	5,893,710

Multi-Industry — 2.8%
General Electric Co.	824,300	27,952,013

		41,893,403

INFORMATION & ENTERTAINMENT — 2.3%

Broadcasting & Media — 0.8%
E.W. Scripps Co., Class A	164,600	7,538,680

Leisure & Tourism — 1.5%
Carnival Corp.	274,800	13,649,316
Starbucks Corp.†	67,100	1,897,588

		23,085,584

INFORMATION TECHNOLOGY — 43.9%

Communication Equipment — 7.6%
Juniper Networks, Inc.†	1,385,900	32,333,047
QUALCOMM, Inc.	1,094,700	43,525,272

Computers & Business Equipment — 8.7%
Apple Computer, Inc.†	852,100	49,072,439
Dell, Inc.†	830,700	26,482,716
Network Appliance, Inc.†	444,900	12,172,464

Computer Software — 2.5%
Electronic Arts, Inc.†	392,300	22,314,024
Navteq Corp.†	79,200	3,098,304

Electronics — 8.1%
Broadcom Corp., Class A†	807,000	34,265,220
KLA-Tencor Corp.	131,600	6,091,764
Marvell Technology Group, Ltd.†	654,100	30,356,781
Texas Instruments, Inc.	356,800	10,186,640

Internet Content — 13.8%
eBay, Inc.†	941,600	37,287,360
Google, Inc., Class A†	145,250	54,053,335
Yahoo!, Inc.†	1,276,940	47,208,472

Telecommunications — 3.2%
Corning, Inc.†	1,574,800	31,637,732

		440,085,570

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $804,864,993)		995,673,963

Short-Term Investment Securities — 0.5%

TIME DEPOSIT — 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 3.00% due 11/01/05 (cost $5,535,000)		$5,535,000	5,535,000

TOTAL INVESTMENTS — (cost $810,399,993)@	99.9%		1,001,208,963
Other assets less liabilities—	0.1		784,316

NET ASSETS—	100.0%		$1,001,993,279

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GOLDMAN SACHS RESEARCH PORTFOLIO
Goldman Sachs Asset Management, L.P.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 99.6%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 5.4%

Retail — 5.4%
J.C. Penney Co., Inc.	6,350	$325,120
Lowe’s Cos., Inc.	9,000	546,930
Wal-Mart Stores, Inc.	9,790	463,165

		1,335,215

CONSUMER STAPLES — 7.3%

Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.	1,627	122,106
PepsiCo, Inc.	13,070	772,176
Wm. Wrigley Jr. Co.	6,820	473,990

Household Products — 1.7%
Procter & Gamble Co.	7,587	424,796

		1,793,068

ENERGY — 16.8%

Energy Services — 10.7%
Baker Hughes, Inc.	9,601	527,671
Exxon Mobil Corp.	18,606	1,044,541
PPL Corp.	16,253	509,369
Schlumberger, Ltd.	6,180	560,958

Energy Sources — 6.1%
Burlington Resources, Inc.	13,707	989,920
Canadian Natural Resources Ltd. ADR†	6,030	248,496
Suncor Energy Inc	4,670	250,452

		4,131,407

FINANCE — 20.9%

Banks — 5.3%
Bank of America Corp.	19,192	839,458
PNC Financial Services Group, Inc.	7,747	470,320

Financial Services — 13.9%
Charles Schwab Corp.	24,640	374,528
Citigroup, Inc.	22,638	1,036,368
Countrywide Financial Corp.	15,462	491,228
Freddie Mac	13,590	833,746
JPMorgan Chase & Co.	18,558	679,594

Insurance — 1.7%
XL Capital, Ltd., Class A	6,363	407,614

		5,132,856

HEALTHCARE — 10.7%

Drugs — 3.2%
Amgen, Inc.†	7,398	560,472
Pfizer, Inc.	9,940	216,096

Health Services — 2.0%
Caremark Rx, Inc.†	9,560	500,944

Medical Products — 5.5%
Baxter International, Inc.	15,326	585,913
Medtronic, Inc.	5,320	301,431
Stryker Corp.	6,770	278,044
Zimmer Holdings, Inc.†	2,880	183,658

		2,626,558

INDUSTRIAL & COMMERCIAL — 10.3%

Aerospace & Military Technology — 4.1%
General Dynamics Corp.	5,210	605,923
United Technologies Corp.	7,626	391,061

Business Services — 3.4%
Cendant Corp.	13,230	230,467
First Data Corp.	15,070	609,581

Electrical Equipment — 0.8%
American Standard Cos., Inc.	5,255	199,900

Machinery — 2.0%
Tyco International, Ltd.	18,258	481,829

		2,518,761

INFORMATION & ENTERTAINMENT — 9.8%

Broadcasting & Media — 8.4%
McGraw-Hill Cos., Inc.	17,120	837,853
Time Warner, Inc.†	20,610	367,476
Univision Communications, Inc., Class A†	14,790	386,611
Viacom, Inc., Class B	11,881	367,955
Walt Disney Co.	4,125	100,526

Leisure & Tourism — 1.4%
Harrah’s Entertainment, Inc.	5,790	350,179

		2,410,600

INFORMATION TECHNOLOGY — 17.3%

Communication Equipment — 4.3%
American Tower Corp., Class A†	15,070	359,420
QUALCOMM, Inc.	17,370	690,631

Computers & Business Equipment — 2.0%
Dell, Inc.†	15,420	491,590

Computer Software — 6.6%
Electronic Arts, Inc.†	4,500	255,960
Microsoft Corp.	27,820	714,974
Oracle Corp.†	51,652	654,947

Electronics — 1.3%
Linear Technology Corp.	9,540	316,823

Internet Content — 1.0%
Google, Inc., Class A†	640	238,170

Telecommunications — 2.1%
Cisco Systems, Inc.†	17,270	301,362
SBC Communications, Inc.	8,851	211,096

		4,234,973

MATERIALS — 1.1%

Chemicals — 1.1%
Dow Chemical Co.		5,949	272,821

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $22,884,781)			24,456,259

Repurchase Agreement — 1.6%

Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 10/31/05 to be repurchased 11/01/05 in the amount of $400,041 and collateralized by $355,000 of United States Treasury Bonds, bearing interest at 6.00% due 02/15/26 having an approximate value of $412,319 (cost $400,000)		$400,000	400,000

TOTAL INVESTMENTS — (cost $23,284,781)@	101.2%		24,856,259
Liabilities in excess of other assets—	(1.2)		(292,284)

NET ASSETS—	100.0%		$24,563,975

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
 Massachusetts Financial Services Company
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 98.6%	Shares/
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 7.3%

Apparel & Textiles — 1.7%
Gap, Inc.	116,640	$2,015,539
Nike, Inc., Class B	28,000	2,353,400

Housing — 0.9%
Masco Corp.	80,260	2,287,410

Retail — 4.7%
Staples, Inc.	133,370	3,031,500
Target Corp.	74,100	4,126,629
TJX Cos., Inc.	123,020	2,648,621
Wal-Mart Stores, Inc.	53,440	2,528,246

		18,991,345

CONSUMER STAPLES — 10.5%

Food, Beverage & Tobacco — 5.3%
Altria Group, Inc.	61,490	4,614,825
Coca-Cola Co.	46,210	1,976,864
Nestle SA	9,057	2,695,848
PepsiCo, Inc.	74,852	4,422,256

Household Products — 5.2%
Avon Products, Inc.	47,690	1,287,153
Colgate-Palmolive Co.	66,220	3,507,011
Procter & Gamble Co.	82,730	4,632,053
Reckitt & Benckiser, PLC†	141,200	4,266,888

		27,402,898

ENERGY — 10.9%

Energy Services — 8.1%
Amerada Hess Corp.	24,730	3,093,723
BP, PLC ADR	43,790	2,907,656
EnCana Corp.	49,310	2,261,356
Entergy Corp.	10,930	772,970
Exelon Corp.	51,460	2,677,464
Halliburton Co.	59,430	3,512,313
Noble Corp.	51,500	3,315,570
Transocean, Inc.†	45,470	2,614,070

Energy Sources — 2.8%
EOG Resources, Inc.	46,360	3,142,281
Total SA Sponsored ADR	33,520	4,224,190

		28,521,593

FINANCE — 16.0%

Banks — 3.4%
Bank of America Corp.	116,550	5,097,897
Wells Fargo & Co.	62,790	3,779,958

Financial Services — 8.2%
American Express Co.	59,430	2,957,831
Goldman Sachs Group, Inc.	37,590	4,750,248
JPMorgan Chase & Co.	116,920	4,281,611
Legg Mason, Inc.	24,830	2,664,507

Lehman Brothers Holdings, Inc.	24,700	2,955,849
SLM Corp.	69,110	3,837,678

Insurance — 4.4%
ACE, Ltd.	109,750	5,717,975
Genworth Financial, Inc.	186,930	5,923,812

		41,967,366

HEALTHCARE — 16.8%

Drugs — 10.4%
Abbott Laboratories	108,410	4,667,051
Amgen, Inc.†	68,570	5,194,863
Eli Lilly and Co.	70,770	3,523,638
Gilead Sciences, Inc.†	71,930	3,398,693
Roche Holding AG	19,930	2,977,503
Teva Pharmaceutical Industries, Ltd. ADR	62,660	2,388,599
Wyeth	116,450	5,189,012

Medical Products — 6.4%
Boston Scientific Corp.†	65,410	1,643,099
Genzyme Corp.†	27,220	1,968,006
Johnson & Johnson	122,500	7,670,950
Medtronic, Inc.	51,350	2,909,491
Zimmer Holdings, Inc.†	38,810	2,474,914

		44,005,819

INDUSTRIAL & COMMERCIAL — 9.1%

Aerospace & Military Technology — 4.5%
Lockheed Martin Corp.	86,560	5,242,074
United Technologies Corp.	127,060	6,515,637

Business Services — 0.5%
Accenture, Ltd., Class A†	51,490	1,354,702

Machinery — 3.2%
Caterpillar, Inc.	66,650	3,505,124
Illinois Tool Works, Inc.	14,600	1,237,496
Tyco International, Ltd.	139,950	3,693,280

Transportation — 0.9%
FedEx Corp.	24,440	2,246,769

		23,795,082

INFORMATION & ENTERTAINMENT — 4.4%

Broadcasting & Media — 2.5%
Univision Communications, Inc., Class A†	71,560	1,870,578
Viacom, Inc., Class B	77,650	2,404,821
Walt Disney Co.	90,900	2,215,233

Leisure & Tourism — 1.9%
Carnival Corp.	57,260	2,844,104
Hilton Group PLC	383,330	2,300,506

		11,635,242

INFORMATION TECHNOLOGY — 19.2%

Communication Equipment — 0.9%
QUALCOMM, Inc.	56,290	2,238,090

Computers & Business Equipment — 6.9%
Apple Computer, Inc.†	50,890	2,930,755
Dell, Inc.†	132,140	4,212,623
EMC Corp.†	445,060	6,213,038

International Business Machines Corp.		31,270	2,560,388
SanDisk Corp.†		35,450	2,087,650

Computer Software — 3.4%
Adobe Systems, Inc.		43,960	1,417,710
Electronic Arts, Inc.†		54,200	3,082,895
Oracle Corp.†		345,520	4,381,194

Electronics — 3.0%
Analog Devices, Inc.		73,250	2,547,635
Intel Corp.		97,720	2,296,420
Samsung Electronics Co., Ltd. GDR†		6,650	1,775,550
Xilinx, Inc.		56,300	1,348,385

Internet Content — 0.9%
Yahoo!, Inc.†		64,180	2,372,735

Internet Software — 0.8%
Symantec Corp.†		85,863	2,047,832

Telecommunications — 3.3%
Amdocs, Ltd.†		86,140	2,280,126
Cisco Systems, Inc.†		235,690	4,112,790
Vodafone Group, PLC Sponsored ADR		85,679	2,249,931

			50,155,747

MATERIALS — 3.1%

Chemicals — 3.1%
Dow Chemical Co.		57,600	2,641,536
Monsanto Co.		42,820	2,698,088
Praxair, Inc.		55,470	2,740,773

			8,080,397

UTILITIES — 1.3%

Telephone — 1.3%
Sprint Nextel Corp.		143,775	3,351,395

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $229,332,152)			257,906,884

Short-Term Investment Securities — 1.4%

COMMERCIAL PAPER — 1.4%

Edison Asset Securitization, LLC 4.03% due 11/1/05 (cost $3,759,000)		$3,759,000	3,759,000

TOTAL INVESTMENTS — (cost $233,091,152)@	100.0%		261,665,884
Other assets less liabilities—	0.0		43,634

NET ASSETS—	100.0%		$261,709,518

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
PUTNAM GROWTH: VOYAGER PORTFOLIO
 Putnam Investment Management, LLC
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 99.7%	Shares/
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 12.8%

Apparel & Textiles — 1.4%
Abercrombie & Fitch Co., Class A	31,200	$1,622,088
Coach, Inc.†	41,500	1,335,470

Automotive — 0.7%
Harley-Davidson, Inc.	29,000	1,436,370

Housing — 0.7%
Lennar Corp., Class A	18,800	1,044,904
Masco Corp.	18,780	535,230

Retail — 10.0%
Best Buy Co., Inc.	66,600	2,947,716
Home Depot, Inc.	135,800	5,573,232
Kohl’s Corp.†	31,600	1,520,908
Lowe’s Cos., Inc.	67,700	4,114,129
Michaels Stores, Inc.	55,300	1,829,324
Staples, Inc.	178,500	4,057,305
Whole Foods Market, Inc.	11,300	1,628,669

		27,645,345

CONSUMER STAPLES — 5.1%

Food, Beverage & Tobacco — 5.1%
Altria Group, Inc.	54,600	4,097,730
Coca-Cola Co.	92,500	3,957,150
Hershey Foods Corp.	26,400	1,500,312
Wm. Wrigley Jr. Co.	22,000	1,529,000

		11,084,192

EDUCATION — 0.7%

Education — 0.7%
Apollo Group, Inc., Class A†	23,200	1,462,064

ENERGY — 4.0%

Energy Services — 1.8%
Amerada Hess Corp.	14,500	1,813,950
Marathon Oil Corp.	33,800	2,033,408

Energy Sources — 2.2%
Apache Corp.	22,400	1,429,792
Burlington Resources, Inc.	14,700	1,061,634
Canadian Natural Resources Ltd.	28,100	1,158,001
Valero Energy Corp.	10,800	1,136,592

		8,633,377

FINANCE — 12.4%

Banks — 1.6%
Commerce Bancorp, Inc.	116,100	3,537,567

Financial Services — 7.2%
American Express Co.	58,400	2,906,568
Bear Stearns Cos., Inc.	23,600	2,496,880

Capital One Financial Corp.	48,100	3,672,435
Countrywide Financial Corp.	135,000	4,288,950
NVR, Inc.†	3,000	2,056,500

Insurance — 3.6%
ACE, Ltd.	19,600	1,021,160
American International Group, Inc.#	64,200	4,160,160
Everest Reinsurance Group, Ltd.	15,400	1,531,530
Hartford Financial Services Group, Inc.	12,900	1,028,775

		26,700,525

HEALTHCARE — 21.6%

Drugs — 6.6%
AmerisourceBergen Corp.	14,200	1,083,034
Amgen, Inc.†	78,200	5,924,432
Barr Labs, Inc.†	21,200	1,217,940
Cardinal Health, Inc.	42,900	2,681,679
Express Scripts, Inc.†	22,100	1,666,561
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	43,800	1,669,656

Health Services — 5.2%
HCA, Inc.	43,600	2,101,084
Medco Health Solutions, Inc.†	28,000	1,582,000
UnitedHealth Group, Inc.	98,500	5,702,165
Wellpoint, Inc.†	25,500	1,904,340

Medical Products — 9.8%
Becton Dickinson & Co.	35,400	1,796,550
Biogen Idec, Inc.†	33,200	1,348,916
Edwards Lifesciences Corp.	3,490	144,416
Genentech, Inc.†	30,300	2,745,180
Johnson & Johnson	130,800	8,190,696
MedImmune, Inc.†	37,700	1,318,746
Medtronic, Inc.	51,400	2,912,324
Nobel Biocare AG	4,400	1,014,387
St. Jude Medical, Inc.†	36,900	1,773,783

		46,777,889

INDUSTRIAL & COMMERCIAL — 6.5%

Aerospace & Military Technology — 3.4%
L-3 Communications Holdings, Inc.	29,600	2,303,472
Lockheed Martin Corp.	30,200	1,828,912
United Technologies Corp.	60,000	3,076,800

Business Services — 1.3%
Fiserv, Inc.†	32,100	1,402,128
Paychex, Inc.	38,100	1,476,756

Machinery — 1.8%
Danaher Corp.	32,600	1,698,460
Parker-Hannifin Corp.	18,500	1,159,580
Tyco International, Ltd.	39,100	1,031,849

		13,977,957

INFORMATION & ENTERTAINMENT — 6.0%

Broadcasting & Media — 1.5%
McGraw-Hill Cos., Inc.	41,600	2,035,904
XM Satellite Radio Holdings, Inc., Class A†	43,710	1,260,160

Leisure & Tourism — 4.5%
Las Vegas Sands Corp.†	36,600	1,255,380
Royal Caribbean Cruises, Ltd.	41,500	1,719,760

Southwest Airlines Co.	93,100	1,490,531
Starbucks Corp.†	73,600	2,081,408
Yum! Brands, Inc.	63,500	3,230,245

		13,073,388

INFORMATION TECHNOLOGY — 29.4%

Communication Equipment — 1.5%
QUALCOMM, Inc.	84,000	3,339,840

Computers & Business Equipment — 6.7%
Apple Computer, Inc.†	79,000	4,549,610
Dell, Inc.†	181,400	5,783,032
EMC Corp.†	293,100	4,091,676

Computer Software — 4.1%
Adobe Systems, Inc.	54,800	1,767,300
Autodesk, Inc.	24,754	1,117,148
Citrix Systems, Inc.†	33,500	923,595
Fair Issac Corp.	14,600	609,696
McAfee, Inc.†	47,700	1,432,431
Oracle Corp.†	242,600	3,076,168

Electronics — 6.7%
Amphenol Corp., Class A	13,190	527,204
Applied Materials, Inc.†	132,900	2,176,902
Freescale Semiconductor, Inc., Class B†	54,200	1,294,296
Intel Corp.	17,500	4,194,750
Lam Research Corp.†	38,340	1,293,592
Microchip Technology, Inc.	60,400	1,822,268
Texas Instruments, Inc.	108,000	3,083,400

Internet Content — 5.5%
eBay, Inc.†	105,100	4,161,960
Google, Inc., Class A†	9,200	3,423,688
Yahoo!, Inc.†	115,700	4,277,429

Internet Software — 1.0%
Symantec Corp.†	52,700	1,256,895
VeriSign, Inc.†	35,000	827,050

Telecommunications — 3.9%
Cisco Systems, Inc.†	387,100	6,754,895
Corning, Inc.†	87,800	1,763,902

		63,548,727

UTILITIES — 1.2%

Electric Utilities — 0.5%
AES Corp.†	66,400	1,055,096

Telephone — 0.7%
Sprint Nextel Corp.	62,200	1,449,882

		2,504,978

TOTAL COMMON STOCK (cost $199,328,837)		215,408,442

Exchange Traded Fund — 0.4%

FINANCE — 0.4%
Financial services — 0.4%
SPDR Trust Co., Series 1 (cost $864,093)	7,200	864,936

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $200,192,930)		216,273,378

Repurchase Agreement — 0.1%

Agreement with Bank of America NA, bearing interest at 3.99%, dated 10/31/05, to be repurchased 11/01/05 in the amount of $155,017 and collateralized by $165,000 of Federal National Mortgage Assoc. Disc. Notes, bearing interest at 4.18% due 04/04/06 and having an approximate value of $162,071 (cost $155,000)	$155,000	155,000

TOTAL INVESTMENTS — (cost $200,347,930)@	100.2%	216,428,378
Liabilities in excess of other assets—	(0.2)	(423,417)

NET ASSETS—	100.0%	$216,004,961

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
#	Security represents an investment in an affiliated company; see Note 3
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 97.7%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 10.3%

Apparel & Textiles — 5.5%
Coach, Inc.†	31,000	$997,580
Nike, Inc., Class B	15,000	1,260,750
Urban Outfitters, Inc.	18,000	509,940

Retail — 4.8%
Home Depot, Inc.	26,000	1,067,040
Wal-Mart Stores, Inc.	16,300	771,153
Walgreen Co.†	12,000	545,160

		5,151,623

CONSUMER STAPLES — 6.8%

Food, Beverage & Tobacco — 5.0%
Altria Group, Inc.	11,000	825,550
Coca-Cola Co.	16,000	684,480
PepsiCo, Inc.	17,000	1,004,360

Household Products — 1.8%
Procter & Gamble Co.	16,000	895,840

		3,410,230

ENERGY — 5.5%

Energy Services — 5.5%
ChevronTexaco Corp.	10,000	570,700
ENSCO International, Inc.	12,000	547,080
Exxon Mobil Corp.	9,000	505,260
Transocean, Inc.†	19,000	1,092,310

		2,715,350

FINANCE — 5.1%

Financial Services — 5.1%
American Express Co.	15,100	751,527
Capital One Financial Corp.	14,000	1,068,900
Goldman Sachs Group, Inc.	5,500	695,035

		2,515,462

HEALTHCARE — 22.1%

Drugs — 9.0%
Abbott Laboratories	18,000	774,900
Amgen, Inc.†	15,500	1,174,280
Cardinal Health, Inc.	16,000	1,000,160
Schering-Plough Corp.	50,000	1,017,000
Wyeth	12,000	534,720

Health Services — 4.0%
UnitedHealth Group, Inc.	18,000	1,042,020
Wellpoint, Inc.†	13,000	970,840

Medical Products — 9.1%
Genentech, Inc.†	14,000	1,268,400
Genzyme Corp.†	15,000	1,084,500
Johnson & Johnson	18,000	1,127,160
Medtronic, Inc.	18,500	1,048,210

		11,042,190

INDUSTRIAL & COMMERCIAL — 13.4%

Aerospace & Military Technology — 5.3%
Ametek, Inc.	20,000	814,600
Goodrich Corp.	12,000	432,840
L-3 Communications Holdings, Inc.	8,000	622,560
United Technologies Corp.	15,000	769,200

Machinery — 4.7%
Danaher Corp.	11,000	573,100
Dover Corp.	14,000	545,720
IDEX Corp.	16,600	664,332
ITT Industries, Inc.	5,500	558,800

Multi-Industry — 3.4%
General Electric Co.	50,000	1,695,500

		6,676,652

INFORMATION & ENTERTAINMENT — 4.8%

Entertainment Products — 1.7%
Pixar, Inc.	17,000	862,410

Leisure & Tourism — 3.1%
Carnival Corp.	19,000	943,730
Hilton Hotels Corp.	30,000	583,500

		2,389,640

INFORMATION TECHNOLOGY — 28.8%

Communication Equipment — 5.8%
Motorola, Inc.	40,000	886,400
Nokia Corp. ADR	45,000	756,900
QUALCOMM, Inc.	31,000	1,232,560

Computers & Business Equipment — 5.7%
Apple Computer, Inc.†	18,000	1,036,620
Dell, Inc.†	16,600	529,208
EMC Corp.†	55,000	767,800
International Business Machines Corp.	6,000	491,280

Computer Software — 5.1%
Adobe Systems, Inc.	20,000	645,000
Microsoft Corp.	54,000	1,387,800
Oracle Corp.†	40,000	507,200

Electronics — 5.1%
Intel Corp.	30,000	705,000
National Semiconductor Corp.	30,000	678,900
NVIDIA Corp.†	10,000	335,500
Texas Instruments, Inc.	29,000	827,950

Internet Content — 2.1%
Google, Inc., Class A†	1,400	520,996
Yahoo!, Inc.†	15,000	554,550

Internet Software — 2.1%
Symantec Corp.†	45,000	1,073,250

Telecommunications — 2.9%
Cisco Systems, Inc.†	43,000	750,350
Corning, Inc.†	35,000	703,150

		14,390,414

UTILITIES — 0.9%

Telephone — 0.9%
Sprint Nextel Corp.		20,000	466,200

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $46,117,409)			48,757,761

Repurchase Agreement — 1.7%

State Street Bank & Trust Co. Joint Repurchase Agreement (1)
(cost $829,000)		$829,000	829,000

TOTAL INVESTMENTS — (cost $46,946,409)@	99.4%		49,586,761
Other assets less liabilities—	0.6		321,046

NET ASSETS—	100.0%		$49,907,807

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
(1)	See Note 2 for details of Joint Repurchase Agreement.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Davis Selected Advisers, L.P. (dba — Davis Advisors)
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 95.2%	Shares/ Principal Amount	Value (Note 1)

REAL ESTATE — 95.2%

Real Estate Companies — 1.5%
Derwent Valley Holdings, PLC †(1)	56,814	$1,315,810
Hammerson, PLC †(1)	71,100	1,122,692
Slough Estates, PLC †(1)	121,729	1,092,552

Real Estate Investment Trusts — 93.7%
Alexandria Real Estate Equities, Inc.	110,100	8,901,585
AMB Property Corp.	107,900	4,767,022
American Campus Communities, Inc.	198,300	4,907,925
Archstone-Smith Trust	122,500	4,969,825
Arden Realty, Inc.	155,900	7,037,326
Boston Properties, Inc.	90,500	6,264,410
Brandywine Realty Trust	174,300	4,775,820
Brixton, PLC †(1)	551,721	3,660,402
Camden Property Trust	81,900	4,615,065
CarrAmerica Realty Corp.	175,100	5,766,043
CenterPoint Properties Corp.	353,900	16,123,684
Columbia Equity Trust, Inc.	160,800	2,358,936
Corporate Office Properties Trust	237,100	8,241,596
Cousins Properties, Inc.	236,300	6,980,302
Developers Diversified Realty Corp.	180,286	7,874,892
Duke Realty Corp.	197,800	6,744,980
Essex Property Trust, Inc.	87,200	7,837,536
Florida East Coast Industries, Inc.	7,500	326,925
Forest City Enterprises, Inc., Class A	263,300	9,713,137
General Growth Properties, Inc.	204,952	8,706,361
Gramercy Capital Corp.	146,000	3,444,140
Kilroy Realty Corp.	140,600	7,894,690
Kimco Realty Corp.	243,700	7,218,394
Liberty International, PLC †(1)	190,000	3,129,636
Mills Corp.	93,900	5,023,650
Pan Pacific Retail Properties, Inc.	107,600	6,832,600
Pennsylvania Real Estate Investment Trust	52,100	2,005,850
ProLogis	216,400	9,305,200
Regency Centers Corp.	123,600	6,880,812
Simon Property Group, Inc.	70,500	5,049,210
SL Green Realty Corp.	152,210	10,354,846
Spirit Finance Corp.	51,700	580,074
St. Joe Corp.	27,100	1,787,245
United Dominion Realty Trust, Inc.	293,600	6,497,368
Ventas, Inc.	149,700	4,585,311
Vornado Realty Trust	82,894	6,714,414

TOTAL COMMON STOCK (cost $156,037,257)		221,408,266

Preferred Stock — 0.4%

REAL ESTATE — 0.4%

Real Estate Investment Trusts — 0.4%
Equity Residential, Series C 9.13%	4,300	110,725
Equity Residential, Series D 8.60%	10,000	264,700
Equity Residential, Series E 7.00% (Convertible)	13,600	595,272

TOTAL PREFERRED STOCK (cost $775,908)		970,697

TOTAL LONG–TERM INVESTMENT SECURITIES (cost $156,813,165)		222,378,963

Short-Term Investment Securities — 3.0%

COMMERCIAL PAPER — 3.0%
Three Pillars Funding Corp. 4.03% due 11/01/05
(cost $6,939,000)		$6,939,000	6,939,000

TOTAL INVESTMENTS —
(cost $163,752,165)@	98.7%		229,317,963
Other assets less liabilities —	1.3		3,133,703

NET ASSETS —	100.0%		$232,451,666

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
(1)	Security was valued using fair value procedures at October 31, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Franklin Advisory Services, LLC
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 96.8%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 20.2%

Apparel & Textiles — 4.7%
American Eagle Outfitters, Inc.	900	$21,195
Brown Shoe Co., Inc.	4,000	129,880
Gymboree Corp.†	6,200	109,740
Men’s Wearhouse, Inc.†	2,150	53,105
Russell Corp.	3,900	52,767
Timberland Co., Class A†	2,800	78,820

Automotive — 2.7%
Monaco Coach Corp.	7,300	89,571
Superior Industries International, Inc.	4,000	81,400
Wabash National Corp.	4,500	82,845

Housing — 5.1%
American Woodmark Corp.	1,200	37,164
Ethan Allen Interiors, Inc.	1,000	33,820
La-Z-Boy, Inc.	6,900	81,696
Schottenstein Homes, Inc.	2,200	98,780
York International Corp.	4,000	224,440

Retail — 7.7%
Bassett Furniture Industries, Inc.	1,400	26,208
Casey’s General Stores, Inc.	4,500	97,110
Christopher & Banks Corp.	6,200	82,894
Dillard’s, Inc., Class A	3,200	66,272
Hooker Furniture Corp.	2,400	34,680
Hot Topic, Inc.†	7,000	104,230
Linens ‘n Things, Inc.†	2,100	52,794
Mine Safety Appliances Co.	1,700	71,213
Pier 1 Imports, Inc.	7,500	77,400
Regis Corp.	2,000	76,720
Zale Corp.†	1,300	36,439

		1,901,183

CONSUMER STAPLES — 3.3%

Food, Beverage & Tobacco — 1.5%
Bunge, Ltd.	2,700	140,238

Household Products — 1.8%
AptarGroup, Inc.	1,800	92,142
Russ Berrie & Co., Inc.	6,000	80,940

		313,320

ENERGY — 6.0%

Energy Services — 4.8%
Atwood Oceanics, Inc.†	700	49,294
CONSOL Energy, Inc.	2,000	121,800
Oil States International, Inc.†	2,800	92,680
Rowan Cos., Inc.	3,200	105,568
Sierra Pacific Resources†	6,500	84,175

Energy Sources — 1.2%
Lone Star Technologies, Inc.†	2,400	109,800

		563,317

FINANCE — 9.3%

Banks — 1.4%
Chemical Financial Corp.	105	3,380
First Indiana Corp.	1,000	34,960
Peoples Bancorp Inc.	3,100	89,094

Insurance — 7.9%
American National Insurance Co.	1,200	141,516
Arthur J. Gallagher & Co.	3,400	100,028
Aspen Insurance Holdings, Ltd.	5,000	120,950
Montpelier Re Holdings, Ltd.	6,100	122,610
National Financial Partners Corp.	100	4,523
PMI Group, Inc.	1,500	59,820
Protective Life Corp.	1,800	78,912
RLI Corp.	1,700	91,375
StanCorp Financial Group, Inc.	300	27,630

		874,798

HEALTHCARE — 3.9%

Drugs — 1.7%
NBTY, Inc.†	2,900	58,029
Pharmaceutical Product Development, Inc.	1,800	103,446

Medical Products — 2.2%
Steris Corp.	4,900	111,769
West Pharmaceutical Services, Inc.	4,000	95,920

		369,164

INDUSTRIAL & COMMERCIAL — 24.3%

Business Services — 3.4%
ABM Industries, Inc.	2,200	43,516
Emcor Group, Inc.†	1,100	67,100
Genlyte Group, Inc.†	1,600	81,552
Hughes Supply, Inc.	3,000	100,350
Nordson Corp.	800	29,736

Electrical Equipment — 1.7%
Mettler Toledo International, Inc.†	2,600	134,160
Powell Industries, Inc.†	1,200	25,164

Machinery — 9.5%
A.O. Smith Corp.	600	19,428
Baldor Electric Co.	100	2,430
Briggs & Stratton Corp.	4,200	134,316
CNH Global NV	4,500	83,970
Graco, Inc.	4,500	154,215
JLG Industries, Inc.	2,000	76,720
Kennametal, Inc.	3,100	158,441
Mueller Industries, Inc.	5,400	148,716
Teleflex, Inc.	1,700	112,523

Manufacturing — 0.4%
Carlisle Cos., Inc.	600	40,014

Multi-Industry — 2.4%
Lancaster Colony Corp.	600	24,054
Roper Industries, Inc.	5,400	203,580

Transportation — 6.9%
Genesee & Wyoming, Inc.†	200	6,410
Kansas City Southern Industries, Inc.†	5,300	117,448
Offshore Logistics, Inc.†	1,500	51,000
OMI Corp.	2,900	52,432
Overseas Shipholding Group	1,100	52,360

Teekay Shipping Corp.	3,000	118,320
Thor Industries, Inc.	4,600	150,098
West Marine, Inc.†	7,400	100,418

		2,288,471

INFORMATION & ENTERTAINMENT — 5.2%

Leisure & Tourism — 5.2%
Aztar Corp.†	4,000	120,280
Dollar Thrifty Automotive Group, Inc.†	2,000	75,400
Intrawest Corp.	2,800	68,124
La Quinta Corp.†	10,800	90,180
SkyWest, Inc.	4,600	134,826

		488,810

INFORMATION TECHNOLOGY — 4.5%

Computers & Business Equipment — 0.6%
Diebold, Inc.	1,500	54,210

Computer Services — 1.6%
Reynolds & Reynolds Co., Class A	5,500	145,970

Electronics — 1.2%
Cohu, Inc.	1,700	39,372
Omnivision Technologies, Inc.†	5,600	72,184

Internet Content — 1.1%
Avocent Corp.†	3,500	107,310

		419,046

MATERIALS — 15.3%

Chemicals — 5.5%
Airgas, Inc.	2,400	67,848
Apogee Enterprises, Inc.	3,600	58,968
Cabot Corp.	4,100	139,851
RPM International, Inc.	9,000	167,580
Westlake Chemical Corp.	3,000	87,300

Forest Products — 1.3%
Glatfelter	5,600	76,104
Mercer International, Inc.†	5,400	42,120

Metals & Minerals — 8.5%
Arch Coal, Inc.	1,900	146,433
CIRCOR International, Inc.	2,900	81,693
Gibraltar Industries, Inc.	3,300	66,825
Global Industries, Inc.†	4,300	54,653
Reliance Steel & Aluminum Co.	4,200	239,484
Steel Dynamics, Inc.†	4,300	133,171
Timken Co.	800	22,688
United States Steel Corp.	1,600	58,448

		1,443,166

REAL ESTATE — 1.2%

Real Estate Investment Trusts — 1.2%
Arbor Reality Trust, Inc.	4,300	113,348

UTILITIES — 3.6%

Electric Utilities — 2.2%
Peabody Energy Corp.	2,600	203,216

Gas & Pipeline Utilities — 1.4%
Tidewater, Inc.		1,500	68,940
Watts Industries, Inc., Class A		2,400	66,624

			338,780

TOTAL LONG–TERM INVESTMENT SECURITIES (cost $6,800,005)			9,113,403

Short-Term Investment Securities — 3.9%

U.S. Government Agencies — 3.9%
Federal Home Loan Bank Consolidated Disc. Notes 3.72% due 11/1/05
(cost $369,000)		$369,000	369,000

TOTAL INVESTMENTS —
(cost $7,169,005)@	100.7%		9,482,403
Liabilities in excess of other assets—	(0.7)		(61,512)

NET ASSETS—	100.0%		$9,420,891

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MID-CAP GROWTH PORTFOLIO
Massachusetts Financial Services Company
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 98.4%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 6.8%

Apparel & Textiles — 1.6%
Aeropostale, Inc.	62,500	$1,221,250
Chico’s FAS, Inc.†	37,400	1,478,796
Urban Outfitters, Inc.	41,800	1,184,194

Housing — 0.4%
Masco Corp.	37,090	1,057,065

Retail — 4.8%
99 Cents Only Stores†	92,900	896,485
Bed Bath & Beyond, Inc.†	83,800	3,395,576
Kohl’s Corp.†	36,960	1,778,885
PetSmart, Inc.	154,830	3,638,505
TJX Cos., Inc.	105,280	2,266,678

		16,917,434

CONSUMER STAPLES — 2.0%

Food, Beverage & Tobacco — 1.0%
RARE Hospitality International Inc.	86,600	2,646,496

Household Products — 1.0%
Estee Lauder Cos., Inc., Class A	48,600	1,612,062
Tempur-Pedic International Inc.	74,990	829,389

		5,087,947

EDUCATION — 1.5%

Education — 1.5%
Apollo Group, Inc.†	60,080	3,786,242

ENERGY — 7.1%

Energy Services — 5.6%
Amerada Hess Corp.	21,600	2,702,160
BJ Services Co.	75,940	2,638,915
ENSCO International, Inc.	33,100	1,509,029
GlobalSantaFe Corp.	60,640	2,701,512
National-Oilwell, Inc.†	71,590	4,472,227

Energy Sources — 1.5%
Smith International, Inc.†	113,620	3,681,288

		17,705,131

FINANCE — 8.5%

Banks — 1.2%
Commerce Bancorp, Inc.	42,400	1,291,928
Investors Financial Services Corp.	46,800	1,786,824

Financial Services — 5.5%
Chicago Merchantile Exchange	10,400	3,797,560
Franklin Resources, Inc.	23,420	2,069,625
Legg Mason, Inc.	48,520	5,206,681
Nelnet, Inc., Class A†	18,900	701,190
SLM Corp.	38,160	2,119,025

Insurance — 1.8%
ACE, Ltd.	48,390	2,521,119
PartnerRe, Ltd.	29,700	1,892,484

		21,386,436

HEALTHCARE — 20.8%

Drugs — 6.5%
Allergan, Inc.	37,480	3,346,964
Endo Pharmaceuticals Holdings, Inc.†	85,610	2,304,621
Gilead Sciences, Inc.†	106,860	5,049,135
Imclone Systems, Inc.†	31,600	1,096,520
Medicis Pharmaceutical Corp., Class A	154,020	4,543,590

Health Services — 1.9%
Health Net, Inc.	45,400	2,126,536
Laboratory Corp. of America Holdings†	52,100	2,513,825

Medical Products — 12.4%
Advanced Med Optics, Inc.	77,700	2,772,336
C.R. Bard, Inc.	39,910	2,489,586
Cytyc Corp.†	186,840	4,736,394
DENTSPLY International, Inc.	70,520	3,888,473
Fisher Scientific International, Inc.†	45,470	2,569,055
Gen-Probe, Inc.†	40,910	1,670,764
Genzyme Corp.†	48,100	3,477,630
Human Genome Sciences, Inc.†	47,200	394,120
MedImmune, Inc.†	70,050	2,450,349
ResMed, Inc.†	42,000	1,601,460
St. Jude Medical, Inc.†	73,670	3,541,317
Thoratec Corp.†	76,250	1,508,225

		52,080,900

INDUSTRIAL & COMMERCIAL — 13.5%

Aerospace & Military Technology — 0.4%
Gentex Corp.	59,300	1,116,026

Business Services — 10.1%
Alliance Data Systems Corp.†	56,400	2,005,584
Brinks Company	31,500	1,237,005
CBOT Holdings, Inc.	1,180	125,670
Corporate Executive Board Co.	53,600	4,429,504
FLIR Systems, Inc.†	66,450	1,392,792
Getty Images, Inc.†	46,600	3,868,266
Hewitt Assocs, Inc.	80,970	2,161,090
ITT Educational Services, Inc.†	30,700	1,697,096
Monster Worldwide, Inc.†	62,680	2,056,531
Paychex, Inc.	55,700	2,158,932
W.W. Grainger, Inc.	30,800	2,062,984
Weight Watchers International, Inc.	36,990	1,944,564

Electrical Equipment — 0.5%
American Standard Cos., Inc.	33,210	1,263,308

Machinery — 0.9%
ITT Industries, Inc.	22,680	2,304,288

Multi-Industry — 1.0%
Roper Industries, Inc.	66,060	2,490,462

Transportation — 0.6%
Expeditors International of Washington, Inc.	23,740	1,440,306

		33,754,408

INFORMATION & ENTERTAINMENT — 5.7%

Broadcasting & Media — 2.2%
Citadel Broadcasting Corp.†	130,200	1,794,156
Grupo Televisa SA Sponsored ADR	42,520	3,108,212
Washington Post Co., Class B	880	655,600

Entertainment Products — 2.0%
Harman International Industries, Inc.	22,800	2,276,808
International Game Technology	97,370	2,579,331

Leisure & Tourism — 1.5%
Cheesecake Factory, Inc.†	108,800	3,734,016

		14,148,123

INFORMATION TECHNOLOGY — 30.6%

Communication Equipment — 5.0%
American Tower Corp., Class A†	347,946	8,298,512
Juniper Networks, Inc.†	178,030	4,153,440

Computers & Business Equipment — 2.3%
M-Systems Flash Disk Pioneers, Ltd.†	31,700	1,004,573
Research In Motion, Ltd.†	20,100	1,235,949
SanDisk Corp.†	60,000	3,533,400

Computer Software — 5.9%
Adobe Systems, Inc.	116,000	3,741,000
DST Systems, Inc.†	55,920	3,138,230
Electronic Arts, Inc.†	67,570	3,843,382
Mercury Interactive Corp.†	117,030	4,071,474

Electronics — 10.1%
Analog Devices, Inc.	149,010	5,182,568
KLA-Tencor Corp.†	80,930	3,746,250
Marvell Technology Group, Ltd.†	79,810	3,703,982
Millipore Corp.†	59,610	3,649,324
Novellus Systems, Inc.†	76,400	1,670,104
PMC-Sierra, Inc.†	295,120	2,095,352
Xilinx, Inc.	216,070	5,174,876

Internet Software — 4.1%
Check Point Software Technologies, Ltd.†	89,250	1,995,630
Symantec Corp.†	349,864	8,344,257

Telecommunications — 3.2%
Amdocs, Ltd.†	196,000	5,188,120
Comverse Technology, Inc.†	105,750	2,654,325

		76,424,748

MATERIALS — 1.9%

Chemicals — 0.9%
Praxair, Inc.	47,320	2,338,081

Metals & Minerals — 1.0%
Aber Diamond Corp.	14,730	461,443
Aber Diamond Corp. (Canadian Shares)	13,300	416,646
Precision Castparts Corp.	32,700	1,548,672

		4,764,842

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $214,992,803)		246,056,211

Short-Term Investment Securities — 2.0%

COMMERCIAL PAPER — 2.0%

Edison Asset Securitization, LLC 3.34% due 11/1/05
(cost $5,160,000)		$5,160,000	5,160,000

TOTAL INVESTMENTS —
(cost $220,152,803) @	100.4%		251,216,211
Liabilities in excess of other assets—	(0.4)		(1,117,527)

NET ASSETS—	100.0%		$250,098,684

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 90.1%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 6.7%

Apparel & Textiles — 2.3%
Chico’s FAS, Inc.†	27,000	$1,067,580
Coach, Inc.†	105,600	3,398,208

Housing — 0.5%
Stanley Works	20,800	996,944

Retail — 3.9%
Bed Bath & Beyond, Inc.†	85,500	3,464,460
Fortune Brands, Inc.	26,400	2,005,608
Williams-Sonoma, Inc.†	54,100	2,115,851

		13,048,651

CONSUMER STAPLES — 1.5%

Food, Beverage & Tobacco — 1.0%
Hershey Foods Corp.	34,400	1,954,952

Household Products — 0.5%
Clorox Co.	17,600	952,512

		2,907,464

ENERGY — 6.4%

Energy Services — 1.0%
Patterson-UTI Energy, Inc.	55,900	1,907,867

Energy Sources — 5.4%
Cooper Cameron Corp.†	31,100	2,293,003
EOG Resources, Inc.	87,900	5,957,862
XTO Energy, Inc.	51,900	2,255,574

		12,414,306

FINANCE — 4.8%

Banks — 4.3%
North Fork Bancorp, Inc.	131,000	3,319,540
Signature Bank†	175,900	5,101,100

Financial Services — 0.5%
CapitalSource, Inc.	44,000	968,000

		9,388,640

HEALTHCARE — 13.2%

Drugs — 2.4%
Allergan, Inc.	22,000	1,964,600
Celgene Corp.†	31,600	1,772,760
Sepracor, Inc.†	16,600	933,750

Health Services — 5.0%
Centene Corp.†	102,100	2,057,315
Cerner Corp.†	13,500	1,140,075
Coventry Health Care, Inc.†	38,100	2,057,019
Humana, Inc.†	24,900	1,105,311
Laboratory Corp. of America Holdings†	20,800	1,003,600
Neurocrine Biosciences, Inc.†	27,900	1,473,678
Quest Diagnostics, Inc.	22,000	1,027,620

Medical Products — 5.8%
Bausch & Lomb, Inc.	12,500	927,375
Biomet, Inc.	31,100	1,083,213
C.R. Bard, Inc.	16,600	1,035,508
Cooper Cos., Inc.	23,200	1,597,088
Fisher Scientific International, Inc.†	16,500	932,250
Genzyme Corp.†	37,400	2,704,020
Kinetic Concepts, Inc.	82,200	2,950,980

		25,766,162

INDUSTRIAL & COMMERCIAL — 25.5%

Aerospace & Military Technology — 8.8%
Alliant Techsystems, Inc.†	66,200	4,648,564
DRS Technologies, Inc.	77,800	3,832,428
General Dynamics Corp.	20,000	2,326,000
Goodrich Corp.	51,900	1,872,033
L-3 Communications Holdings, Inc.	56,000	4,357,920

Business Services — 4.9%
Alliance Data Systems Corp.†	80,000	2,844,800
Fastenal Co.	46,400	3,254,032
Stericycle, Inc.†	59,900	3,447,844

Machinery — 9.6%
Danaher Corp.	82,500	4,298,250
Dover Corp.	116,400	4,537,272
ITT Industries, Inc.	46,400	4,714,240
Rockwell Automation, Inc.	97,000	5,155,550

Multi-Industry — 2.2%
Roper Industries, Inc.	116,200	4,380,740

		49,669,673

INFORMATION & ENTERTAINMENT — 10.3%

Broadcasting & Media — 1.9%
EchoStar Communications Corp., Class A	66,000	1,773,420
Univision Communications, Inc., Class A†	76,300	1,994,482

Entertainment Products — 1.9%
Harman International Industries, Inc.	12,500	1,248,250
Pixar, Inc.	46,400	2,353,872

Leisure & Tourism — 6.5%
Royal Caribbean Cruises, Ltd.	88,000	3,646,720
Scientific Games Corp.	109,000	3,265,640
Southwest Airlines Co.	153,600	2,459,136
Starwood Hotels & Resorts Worldwide, Inc. (1)	57,000	3,330,510

		20,072,030

INFORMATION TECHNOLOGY — 19.1%

Computers & Business Equipment — 1.6%
Network Appliance, Inc.†	116,000	3,173,760

Computer Services — 0.9%
Salesforce.com, Inc.	66,500	1,661,835

Computer Software — 1.2%
Adobe Systems, Inc.	72,600	2,341,350

Electronics — 8.3%
Analog Devices, Inc.		121,200	4,215,336
Broadcom Corp., Class A†		73,000	3,099,580
Marvell Technology Group, Ltd.†		133,800	6,209,658
National Semiconductor Corp.		116,100	2,627,343

Internet Software — 3.7%
Symantec Corp.†		302,700	7,219,395

Telecommunications — 3.4%
Andrew Corp.†		351,600	3,733,992
NII Holdings, Inc.		33,400	2,769,528

			37,051,777

MATERIALS — 0.4%

Forest Products — 0.4%
Smurfit-Stone Container Corp.†		70,200	741,312

UTILITIES — 2.2%

Electric Utilities — 2.2%
Peabody Energy Corp.		55,000	4,298,800

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $161,508,887)			175,358,815

Repurchase Agreements — 14.3%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (2)		$759,000	759,000
UBS Warburg AG Joint Repurchase Agreement Account (2)		27,000,000	27,000,000

TOTAL REPURCHASE AGREEMENTS (cost $27,759,000)			27,759,000

TOTAL INVESTMENTS — (cost $189,267,887)@	104.4%		203,117,815
Liabilities in excess of other assets—	(4.4)		(8,619,177)

NET ASSETS—	100.0%		$194,498,638

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
(1)	Consist of more than one class of securities traded together as a unit.
(2)	See Note 2 for detail of joint Repurchase Agreement.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 86.9%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 2.6%

Apparel & Textiles — 2.0%
Gymboree Corp.†	14,000	$247,800
Quiksilver, Inc.	25,200	290,556

Retail — 0.6%
Matthews International Corp.	4,700	168,918

		707,274

CONSUMER STAPLES — 0.4%

Food, Beverage & Tobacco — 0.4%
Texas Roadhouse, Inc.†	7,600	119,624

ENERGY — 4.2%

Energy Services — 4.2%
Hornbeck Offshore Services, Inc.†	16,400	528,244
Todco, Class A†	13,400	599,650

		1,127,894

FINANCE — 8.5%

Banks — 6.4%
Franklin Bank Corp.†	27,500	474,375
Signature Bank†	43,700	1,267,300

Financial Services — 2.1%
CapitalSource, Inc.	13,000	286,000
MarketAxess Holdings, Inc.	23,500	289,990

		2,317,665

HEALTHCARE — 18.5%

Drugs — 5.1%
Biomarin Pharmaceutical, Inc.	12,800	107,520
CV Therapeutics, Inc.†	6,800	170,408
DUSA Pharmaceuticals, Inc.†	6,500	64,220
Idaho Biomedical Corp.†	12,800	373,632
National Medical Health Card Systems, Inc.	4,700	124,785
Onyx Pharmaceuticals, Inc.†	3,900	100,191
Par Value Pharmaceutical Cos., Inc.†	12,800	331,264
Renovis, Inc.	8,600	120,658

Health Services — 6.0%
Allscripts Heathcare Solutions, Inc.	5,700	91,200
American Healthways, Inc.	4,700	190,632
Cerner Corp.†	3,600	304,020
LifePoint Hospitals, Inc.	3,400	132,940
Pediatrix Medical Group, Inc.	3,100	238,886
Sierra Health Services, Inc.†	4,700	352,500
United Surgical Partners International, Inc.	8,900	319,065

Medical Products — 7.4%
Animas Corp.	9,100	149,695
Integra LifeSciences Holdings Corp.†	35,600	1,228,200
Medicines Co.†	25,200	431,928
Techne Corp.	3,400	184,348

		5,016,092

INDUSTRIAL & COMMERCIAL — 19.8%

Aerospace & Military Technology — 11.7%
Alliant Techsystems, Inc.†	14,800	1,039,256
Ametek, Inc.	27,400	1,116,002
DRS Technologies, Inc.	13,400	660,084
Esterline Technologies Corp.	9,800	368,970

Business Services — 0.4%
Catalina Marketing Corp.†	4,700	122,482

Machinery — 2.7%
Idex Corp.	18,300	732,366

Multi-Industry — 5.0%
Roper Industries, Inc.	35,900	1,353,430

		5,392,590

INFORMATION & ENTERTAINMENT — 6.3%

Broadcasting & Media — 0.7%
Arbitron, Inc.	4,700	175,827

Leisure & Tourism — 5.6%
Boyd Gaming Corp.	3,400	140,250
Continental Airlines, Inc., Class B†	33,900	439,005
Royal Caribbean Cruises, Ltd.	14,300	592,592
Scientific Games Corp.	12,000	359,520

		1,707,194

INFORMATION TECHNOLOGY — 22.4%
Communication Equipment — 0.6%
Openwave Systems, Inc.	8,300	148,321

Computer Services — 5.7%
Factset Research Systems, Inc.	9,200	322,644
Keane, Inc.†	29,700	335,610
Lawson Software, Inc.†	114,200	874,772

Computer Software — 3.9%
Hyperion Solutions Corp.†	7,300	353,028
Parametric Technology Corp.†	90,900	591,759
Take-Two Interactive Software, Inc.	6,000	123,900

Electronics — 1.3%
Cypress Semiconductor Corp.†	26,500	360,400

Internet Content — 1.3%
Blue Nile, Inc.†	10,100	362,287

Internet Software — 3.2%
Symantec Corp.†	36,500	870,525

Telecommunications — 6.4%
Adtran, Inc.	6,300	190,575
Arris Group, Inc.	26,900	222,463
SafeNet, Inc.†	29,200	968,564
Tekelec†	25,900	355,348

		6,080,196

MATERIALS — 4.2%

Metals & Minerals — 4.2%
Arch Coal, Inc.		6,300	485,541
Global Industries, Inc.†		41,500	527,465
RTI International Metals, Inc.		4,200	140,784

			1,153,790

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $21,770,739)			23,622,319

Repurchase Agreement — 11.9%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,227,000)		$3,227,000	3,227,000

TOTAL INVESTMENTS — (cost $24,997,739)@	98.8%		26,849,319
Other assets less liabilities—	1.2		329,871

NET ASSETS—	100.0%		$27,179,190

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
(1)	See Note 2 for details of Joint Repurchase Agreement.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO GROWTH PORTFOLIO
Marsico Capital Management, LLC
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 91.9%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 9.7%

Housing — 2.0%
Lennar Corp., Class A	51,626	$2,869,373

Retail — 7.7%
CVS Corp.	52,781	1,288,384
Home Depot, Inc.	39,954	1,639,712
Lowe’s Cos., Inc.	129,809	7,888,493

		13,685,962

CONSUMER STAPLES — 5.8%

Household Products — 5.8%
Procter & Gamble Co.	146,395	8,196,656

ENERGY — 0.6%

Energy Services — 0.6%
Halliburton Co.	14,859	878,167

FINANCE — 19.9%

Banks — 2.9%
UBS AG	48,094	4,120,213

Financial Services — 17.0%
Chicago Merchantile Exchange Holdings, Inc.	18,146	6,626,012
Countrywide Financial Corp.	100,157	3,181,988
Goldman Sachs Group, Inc.	59,049	7,462,022
SLM Corp.	119,613	6,642,110

		28,032,345

HEALTHCARE — 25.8%

Drugs — 2.8%
Amgen, Inc.†	51,322	3,888,155

Health Services — 8.5%
UnitedHealth Group, Inc.	208,007	12,041,525

Medical Products — 14.5%
Genentech, Inc. †	127,414	11,543,708
Johnson & Johnson	34,243	2,144,297
Medtronic, Inc.	36,212	2,051,772
Zimmer Holdings, Inc. †	75,278	4,800,478

		36,469,935

INDUSTRIAL & COMMERCIAL — 11.8%

Machinery — 3.1%
Caterpillar, Inc.	83,110	4,370,755

Multi-Industry — 2.5%
General Electric Co.	103,664	3,515,246

Transportation — 6.2%
Burlington Northern Santa Fe Corp.	40,499	2,513,368
FedEx Corp.	68,219	6,271,373

			16,670,742

INFORMATION & ENTERTAINMENT — 6.9%

Leisure & Tourism — 6.9%
Four Seasons Hotels, Inc.		16,246	871,273
MGM Mirage, Inc. †		90,205	3,370,961
Starbucks Corp. †		83,446	2,359,853
Wynn Resorts, Ltd. †		67,922	3,170,599

			9,772,686

INFORMATION TECHNOLOGY — 11.4%

Communication Equipment — 4.7%
Motorola, Inc.		126,620	2,805,899
QUALCOMM, Inc.		96,297	3,828,769

Computers & Business Equipment — 3.0%
Apple Computer, Inc. †		73,943	4,258,377

Internet Content — 3.7%
Google, Inc., Class A †		13,823	5,144,091

			16,037,136

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $97,650,464)			129,743,629

Repurchase Agreement — 8.5%

REPURCHASE AGREEMENT — 8.5%
Agreement with State Street Bank & Trust Co., bearing interest at 1.75% dated 10/31/05 to be repurchased 11/01/05 in the amount of $12,046,586 and collateralized by $11,340,000 of United States Treasury Bonds, bearing interest at 5.25% due 11/15/28 having an approximate value of $12,290,269 (cost $12,046,000)		$12,046,000	12,046,000

TOTAL INVESTMENTS — (cost $109,696,464)@	100.4%		141,789,629
Liabilities in excess of other assets—	(0.4)		(618,223)

NET ASSETS—	100.0%		$141,171,406

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba — Van Kampen)
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 97.8%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 0.8%

Retail — 0.8%
Amazon.com, Inc.†	8,950	$356,926

HEALTHCARE — 0.6%

Medical Products — 0.6%
Alexion Pharmaceuticals, Inc.†	9,400	257,466

INDUSTRIAL & COMMERCIAL — 2.0%

Business Services — 2.0%
Maxim Integrated Products, Inc.	18,700	648,516
Monster Worldwide, Inc.†	7,200	236,232

		884,748

INFORMATION & ENTERTAINMENT — 0.4%

Broadcasting & Media — 0.4%
Tom Online, Inc. ADR†	9,140	164,520

INFORMATION TECHNOLOGY — 92.8%

Communication Equipment — 8.6%
Juniper Networks, Inc.†	32,292	753,372
Motorola, Inc.	18,500	409,960
QUALCOMM, Inc.	65,038	2,585,911

Computers & Business Equipment — 12.9%
Apple Computer, Inc.†	17,060	982,485
AudioCodes Ltd.†	17,800	200,606
Dell, Inc.†	43,330	1,381,360
EMC Corp.†	89,510	1,249,560
International Business Machines Corp.	15,240	1,247,851
Network Appliance, Inc.†	8,605	235,433
Sun Microsystems, Inc.†	78,500	314,000

Computer Software — 12.1%
Adobe Systems, Inc.	10,148	327,273
Electronic Arts, Inc.†	4,300	244,584
Mercury Interactive Corp.†	22,620	786,950
Microsoft Corp.	111,258	2,859,330
Red Hat, Inc.†	17,330	402,403
SAP AG ADR	9,950	427,253
Verint Systems, Inc.†	5,610	214,807

Electronics — 25.8%
Advanced Micro Devices, Inc.†	45,700	1,061,154
Altera Corp.†	15,720	261,738
Analog Devices, Inc.	9,275	322,584
Applied Materials, Inc.	15,000	245,700
Broadcom Corp., Class A†	12,299	522,216
Cymer, Inc.†	9,000	313,650
Integrated Device Technology, Inc.†	20,600	203,528
Intel Corp.	72,210	1,696,935
KLA-Tencor Corp.	6,755	312,689
Kopin Corp.†	30,210	170,687

Lam Research Corp.†		8,020	270,595
Linear Technology Corp.		19,800	657,558
Marvell Technology Group, Ltd.†		29,550	1,371,415
Micron Technology, Inc.†		35,370	459,456
National Semiconductor Corp.		27,400	620,062
Netease.com, Inc.†		8,500	648,295
Novellus Systems, Inc.†		8,300	181,438
Texas Instruments, Inc.		44,480	1,269,904
Xilinx, Inc.		24,920	596,834

Internet Content — 8.4%
eBay, Inc.†		9,550	378,180
Expedia, Inc.†		12,725	239,103
Google, Inc., Class A†		1,420	528,439
Shanda Interactive Entertainment, Ltd.†		13,760	340,835
SINA Corp.†		36,420	923,247
Yahoo!, Inc.†		33,630	1,243,301

Internet Software — 12.7%
Akamai Technologies, Inc.†		32,800	568,752
Check Point Software Technologies, Ltd.†		30,660	685,558
Symantec Corp.†		133,283	3,178,799
VeriSign, Inc.†		45,875	1,084,026

Telecommunications — 12.3%
Alcatel SA ADR†		16,560	194,414
Amdocs, Ltd.†		8,400	222,348
America Movil SA de CV, Series L ADR		7,390	193,988
Cisco Systems, Inc.†		85,649	1,494,575
Comverse Technology, Inc.†		33,300	835,830
Corning, Inc.†		80,800	1,623,272
Lucent Technologies, Inc.†		99,970	284,915
Nortel Networks Corp.†		86,100	279,825
Sonus Networks, Inc.†		49,100	214,076

			40,323,059

UTILITIES — 1.2%

Telephone — 1.2%
Sprint Nextel Corp.		22,148	516,270

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,149,139)			42,502,989

Repurchase Agreement — 2.7%

REPURCHASE AGREEMENT — 2.7%

Agreement with State Street Bank & Trust Co., bearing interest at 2.20% dated 10/31/05 to be repurchased 11/01/05 in the amount of $1,155,071 and collateralized by $985,000 of United States Treasury Bonds, bearing interest at 6.13% due 08/15/29 having an approximate value of $1,179,233 (cost $1,155,000)		$1,155,000	1,155,000

TOTAL INVESTMENTS — (cost $41,304,139)@	100.5%		43,657,989
Liabilities in excess of other assets—	(0.5)		(216,944)

NET ASSETS—	100.0%		$43,441,045

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
Alliance Capital Management L.P.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 97.2%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 16.0%

Apparel & Textiles — 4.2%
Jones Apparel Group, Inc.	109,700	$2,992,616
Liz Claiborne, Inc.	81,000	2,851,200
Reebok International, Ltd.	23,000	1,312,150
V.F. Corp.	35,565	1,858,271

Automotive — 4.6%
American Axle & Manufacturing Holdings, Inc.	47,200	1,028,960
ArvinMeritor, Inc.	78,500	1,258,355
AutoNation, Inc.†	112,100	2,228,548
Dana Corp.	202,950	1,524,155
PACCAR, Inc.	7,050	493,641
TRW Automotive Holdings Corp.	128,200	3,467,810

Housing — 0.5%
Texas Industries, Inc.	20,400	1,011,840

Retail — 6.7%
BJ’s Wholesale Club, Inc.†	100,500	2,862,240
Borders Group, Inc.	134,900	2,648,087
Office Depot, Inc.†	113,600	3,127,408
Payless ShoeSource, Inc.†	235,900	4,333,483
United Stationers, Inc.†	33,750	1,531,237

		34,530,001

CONSUMER STAPLES — 6.1%

Food, Beverage & Tobacco — 4.7%
Corn Products International, Inc.	62,200	1,480,982
Del Monte Foods Co.†	271,000	2,867,180
Performance Food Group Co.†	107,300	2,960,407
Universal Corp.	77,400	2,897,856

Household Products — 1.4%
Silgan Holdings, Inc.†	90,400	2,908,168

		13,114,593

ENERGY — 11.5%

Energy Services — 11.4%
Allegheny Energy, Inc.†	140,500	3,970,530
Amerada Hess Corp.	2,700	337,770
PNM Resources, Inc.	71,250	1,806,188
Pogo Producing Co.	51,900	2,620,950
Puget Energy, Inc.	171,000	3,666,240
Rowan Cos., Inc.	116,000	3,826,840
SEACOR Holdings, Inc.†	43,100	3,087,253
Todco†	29,300	1,311,175
Wisconsin Energy Corp.	84,600	3,200,418
WPS Resources Corp.	15,500	845,680

Energy Sources — 0.1%
Constellation Energy Group, Inc.	2,675	146,590

		24,819,634

FINANCE — 22.3%

Banks — 11.1%
Astoria Financial Corp.	132,100	3,692,195
Central Pacific Financial Corp.	82,100	2,963,810
Commercial Federal Corp.	86,000	2,941,200
Hibernia Corp., Class A	108,100	3,207,327
Popular, Inc.	103,800	2,102,988
Sovereign Bancorp, Inc.	64,000	1,380,480
TD Banknorth Inc.	10,045	289,196
UnionBanCal Corp.	49,500	3,389,760
Washington Federal, Inc.	60,877	1,399,562
Whitney Holding Corp.	93,300	2,519,100

Financial Services — 3.4%
A.G. Edwards, Inc.	89,900	3,804,568
MAF Bancorp, Inc.	86,000	3,572,440

Insurance — 7.8%
Old Republic International Corp.	156,000	4,041,960
PartnerRe, Ltd.	3,200	203,904
Platinum Underwriters Holdings, Ltd.	113,000	3,219,370
Radian Group, Inc.	75,200	3,917,920
RenaissanceRe Holdings, Ltd.	24,800	938,680
StanCorp Financial Group, Inc.	47,800	4,402,380

		47,986,840

HEALTHCARE — 3.7%

Health Services — 1.9%
Pacificare Health Systems, Inc.†	22,300	1,836,628
Universal Health Services, Inc., Class B	48,500	2,286,290

Medical Products — 1.8%
Owens & Minor, Inc.	127,500	3,754,875

		7,877,793

INDUSTRIAL & COMMERCIAL — 21.6%

Aerospace & Military Technology — 1.5%
Goodrich Corp.	91,000	3,282,370

Business Services — 7.1%
Hughes Supply, Inc.	70,800	2,368,260
Interpublic Group of Cos., Inc.†	272,800	2,818,024
PerkinElmer, Inc.	199,000	4,391,930
Quanta Services, Inc.†	337,100	3,873,279
Tech Data Corp.†	52,300	1,811,672

Machinery — 5.6%
Cooper Industries, Ltd., Class A	43,300	3,069,537
Harsco Corp.	18,900	1,214,325
Mueller Industries, Inc.	54,200	1,492,668
SPX Corp.	71,400	3,071,628
Terex Corp.†	57,500	3,160,775

Multi-Industry — 2.0%
URS Corp.†	105,100	4,249,193

Transportation — 5.4%
CNF, Inc.	78,050	4,391,873
GATX Corp.	102,700	3,837,899
Laidlaw International, Inc.	156,000	3,547,440

		46,580,873

INFORMATION & ENTERTAINMENT — 1.2%

Broadcasting & Media — 0.1%
Readers Digest Assoc., Inc., Class A	19,500	298,740

Leisure & Tourism — 1.1%
Jack In The Box, Inc.	75,500	2,242,350

		2,541,090

INFORMATION TECHNOLOGY — 8.4%

Computers & Business Equipment — 1.1%
IKON Office Solutions, Inc.	243,900	2,434,122

Electronics — 4.7%
Arrow Electronics, Inc.†	74,600	2,201,446
Celestica, Inc.†	159,600	1,525,776
Moog, Inc., Class A†	114,500	3,394,925
Sanmina-SCI Corp.†	329,400	1,202,310
Solectron Corp.†	11,600	40,948
Vishay Intertechnology, Inc.†	157,000	1,780,380

Telecommunications — 2.6%
ADC Telecommunications Inc.	138,557	2,417,820
Andrew Corp.†	260,300	2,764,386
Centennial Communications Corp.	30,027	444,700

		18,206,813

MATERIALS — 4.5%

Chemicals — 1.0%
Chemtura Corp.	78,700	842,090
Cytec Industries, Inc.	33,500	1,383,550

Forest Products — 0.9%
Owens-Illinois, Inc.†	99,300	1,890,672

Metals & Minerals — 2.6%
Ball Corp.	22,400	881,888
Chaparral Steel Co.	20,400	509,592
Reliance Steel & Aluminum Co.	75,100	4,282,202

		9,789,994

REAL ESTATE — 1.0%

Real Estate Companies — 0.8%
Beazer Homes USA, Inc.	30,675	1,777,616

Real Estate Investment Trusts — 0.2%
FelCor Lodging Trust, Inc.†	20,850	311,082

		2,088,698

UTILITIES — 0.9%

Electric Utilities — 0.9%
Northeast Utilities	106,100	1,929,959

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $194,745,109)		209,466,288

Repurchase Agreement — 2.5%

Agreement with State Street Bank & Trust Co., bearing interest at 1.75% dated 10/31/05 to be repurchased 11/01/05 in the amount of $5,469,266 and collateralized by $4,050,000 of United States Treasury Bonds, bearing interest at 8.13% due 08/18/21 having an approximate value of $5,583,938 (cost $5,469,000)		$5,469,000	5,469,000

TOTAL INVESTMENTS — (cost $200,214,109)@	99.7%		214,935,288
Other assets less liabilities—	0.3		554,553

NET ASSETS—	100.0%		$215,489,841

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Putnam Investment Management, LLC
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 97.1%	Shares/ Principal Amount	Value (Note 1)(1)

AUSTRALIA — 1.0%

Adelaide Brighton, Ltd.	1,208,643	$1,915,830
Zinifex, Ltd.	403,211	1,472,279

		3,388,109

BELGIUM — 1.5%

Belgacom SA †	48,848	1,637,914
KBC GROEP NV	39,839	3,245,459

		4,883,373

BRAZIL — 2.4%

Petroleo Brasileiro SA ADR	48,500	3,099,150
Tele Norte Leste Participacoes SA ADR	156,322	2,766,899
Uniao de Bancos Brasileiros SA ADR	41,400	2,165,220

		8,031,269

DENMARK — 2.1%

Danske Bank A/S	88,900	2,787,784
TDC A/S	74,450	4,167,852

		6,955,636

FINLAND — 1.5%

Nokia Oyj	178,350	2,992,732
Orion Oyj	84,800	1,843,828

		4,836,560

FRANCE — 11.6%

Assurances Generales de France	22,590	2,151,132
Axa †	162,646	4,710,285
BNP Paribas SA	101,495	7,694,814
Bouygues SA	40,470	1,997,025
Credit Argicole SA	180,190	5,281,034
PSA Peugeot Citroen	32,407	1,967,518
Renault SA	44,859	3,882,139
Schneider Electric SA	25,619	2,103,588
Societe Generale, Class A	16,334	1,864,887
Total SA	7,187	1,809,762
Vivendi Universal SA †	171,302	5,382,686

		38,844,870

GERMANY — 7.2%

Adidas-Salomon AG	14,900	2,498,931
BASF AG	64,010	4,614,450
Bayerische Hypo-und Vereinsbank AG	60,300	1,680,295
Deutsche Bank AG	36,700	3,437,243
Deutsche Telekom AG †	167,341	2,958,382
E.ON AG	65,606	5,944,993
Schering AG	46,600	2,879,096

		24,013,390

GREECE — 0.9%

Hellenic Telecommunications Organization SA	143,050	2,957,157

IRELAND — 2.2%

Allied Irish Banks PLC	136,911	2,887,126
Bank of Ireland	157,302	2,395,418
Depfa Bank PLC	123,269	1,920,284

		7,202,828

ITALY — 2.1%

Eni SpA	105,300	2,816,450
Mediaset SpA	240,100	2,636,664
UniCredito Italiano SpA	305,750	1,707,304

		7,160,418

JAPAN — 24.5%

Acom Co., Ltd.	21,080	1,372,743
Asahi Kasei Corp.	576,000	3,088,537
Brother Industries, Ltd.	223,000	1,888,857
Canon Sales Co., Inc.	150,000	3,274,197
Dai Nippon Printing Co., Ltd.	298,000	4,867,627
Daiichi Sankyo Co., Ltd.	141,500	2,564,771
Daito Trust Construction Co., Ltd.	79,600	3,933,323
Electric Power Development Co., Ltd.	25,500	835,838
Hachijuni Bank, Ltd.	262,000	2,200,438
Japan Tobacco, Inc.	334	5,286,985
JFE Holdings, Inc.	97,200	3,007,050
Mitsui Chemicals, Inc.	283,000	1,693,584
Mizuho Financial Group, Inc.	516	3,465,834
Nippon Telegraph & Telephone Corp.	410	1,953,705
Nissan Motor Co., Ltd.	219,000	2,288,810
NSK, Ltd.	451,000	2,634,743
NTT DoCoMo, Inc.	1,041	1,801,915
Omron Corp.	122,700	2,895,583
Onward Kashiyama Co., Ltd.	129,000	2,062,907
Sankyo Co., Ltd.	55,900	2,963,191
Santen Pharmaceutical Co.†	81,800	2,093,852
Sanyo Shinpan Finance Co.	37,200	2,699,842
Tanabe Seiyaku Co., Ltd.	172,000	1,658,153
Terumo Corp.	55,900	1,695,629
Tokyo Gas Co., Ltd.	481,000	1,894,783
TonenGeneral Sekiyu K.K.	177,000	1,971,035
Toshiba Corp.	536,000	2,494,473
Toyo Suisan Kaisha, Ltd.	181,000	3,137,035
Toyota Motor Corp.	100,800	4,679,781
Yamaha Motor Co., Ltd.	168,200	3,619,891
Yamanouchi Pharmaceutical Co., Ltd.	55,300	1,977,399

		82,002,511

NETHERLANDS — 6.8%

ABN AMRO Holding NV	193,804	4,581,583
European Aeronautic Defense and Space Co.	58,716	2,032,895
ING Groep NV	193,913	5,592,326
Koninklijke KPN NV (2)	386,581	3,667,470
Koninklijke Philips Electronics NV	167,481	4,378,742
TNT NV	109,558	2,586,146

		22,839,162

NORWAY — 0.9%

Norsk Hydro ASA, Class B	31,791	3,153,425

SINGAPORE — 0.5%

United Overseas Bank, Ltd.	200,000	1,634,098

SOUTH AFRICA — 0.4%

Reunert, Ltd.	205,390	1,413,760

SOUTH KOREA — 2.8%

Hyundai Heavy Industries Co., Ltd.	29,600	1,933,787
Industrial Bank of Korea	245,100	2,928,573
Pusan Bank	122,260	1,276,308
Samsung Electronics Co., Ltd.	5,960	3,177,666

		9,316,334

SPAIN — 2.1%

Iberdrola SA	120,031	3,212,366
Repsol YPF SA	122,356	3,647,114

		6,859,480

SWEDEN — 4.8%

ForeningsSparbanken AB	103,500	2,553,258
Nordea AB	336,000	3,291,568
Skanska AB, Class B	244,600	3,425,368
AB SKF, Class B	197,200	2,489,252
Tele2 AB	140,025	1,327,120
Telefonaktiebolaget LM Ericsson, Class B†	459,050	1,506,054
Vostok Nafta Investment, Ltd.†	41,700	1,466,665

		16,059,285

SWITZERLAND — 5.8%

Credit Suisse Group †	179,315	7,932,031
Roche Holding AG	13,940	2,082,609
Swiss Reinsurance	62,068	4,190,951
Zurich Financial Services AG (London) †	332	56,427
Zurich Financial Services AG (virt-x) †	30,274	5,164,022

		19,426,040

TAIWAN — 0.5%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,089,966	1,704,808

UNITED KINGDOM — 15.5%

Barclays PLC	718,607	7,119,596
BHP Billiton PLC	103,978	1,531,896
BP PLC	295,055	3,265,590
Dixons Group PLC †	749,712	1,909,939
GUS PLC	134,673	2,008,512
HBOS PLC	144,488	2,133,188
Hilton Group PLC	398,235	2,389,956
HSBC Holdings PLC †	617,575	9,718,474
Royal Bank of Scotland Group PLC †	278,917	7,722,119
Royal Dutch Shell PLC	135,095	4,407,338
Vodafone Group PLC	2,659,174	6,978,875
Xstrata PLC	110,481	2,528,845

		51,714,328

TOTAL COMMON STOCK (cost $282,056,604)		324,396,841

Preferred Stock — 0.6%

BRAZIL — 0.6%

Braskem SA, Class A (cost $1,967,098)	234,000	2,015,987

Exchange Traded Funds — 1.2%

UNITED STATES — 1.2%

iShares MSCI Emerging Markets Index (cost $4,142,983)		72,387	4,071,769

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $288,166,685)			330,484,597

Repurchase Agreement — 1.4%

Agreement with Bank of America, bearing interest at 3.99%, dated 10/31/05, to be repurchased 11/01/05 in the amount of $4,789,061 and collateralized by $4,788,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.63%, due 03/15/11 and having an approximate value of $4,884,757 (cost $4,788,000)		4,788,000	4,788,000

TOTAL INVESTMENTS — (cost $292,954,685)@	100.3%		335,272,597
Liabilities in excess of other assets—	(0.3)		(1,060,147)

NET ASSETS—	100.0%		$334,212,450

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at October 31, 2005. At October 31, 2005, the aggregate value of these securities was $316,365,572 representing 94.7% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Illiquid Security
ADR — American Depository Receipt
GDR — Global Depository Receipt
Industry Allocation*

Banks	21.7%
Telecommunications	9.9
Financial Services	9.2
Energy Services	8.4
Insurance	6.5
Drugs	5.4
Automotive	4.9
Electronics	4.8
Business Services	3.5
Metals & Minerals	3.3
Chemicals	2.9
Food, Beverage & Tobacco	2.5
Broadcasting & Media	2.4
Multi-Industry	1.7
Apparel & Textiles	1.4
Repurchase Agreement	1.4
Retail	1.2
Electrical Equipment	1.2
Real Estate Companies	1.2
Gas & Pipeline Utilities	1.1
Transportation	0.8
Leisure & Tourism	0.7
Housing	0.6
Energy Sources	0.6
Aerospace & Military Technology	0.6
Machinery	0.6
Forest Products	0.6
Medical Products	0.5
Telephone	0.5
Electric Utilities	0.2

100.3%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
 Alliance Capital Management, L.P.
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 97.0%	Shares/
	Principal	Value
	Amount	(Note 1)

AUSTRALIA — 2.0%

Aristocrat Leisure, Ltd.(2)	164,231	$1,431,097
QBE Insurance Group, Ltd.(2)	81,773	1,092,239
Rinker Group, Ltd.(2)	177,528	2,013,952

		4,537,288

BERMUDA — 1.4%

Esprit Holdings, Ltd.(2)	424,000	3,010,946

BRAZIL — 0.6%

Petroleo Brasileiro SA ADR	20,500	1,309,950

FRANCE — 5.8%

BNP Paribas SA†(2)	38,926	2,951,163
Cap Gemini SA†(2)	72,367	2,658,643
Sanofi-Synthelabo SA†(2)	34,417	2,755,747
Total SA†(2)	11,077	2,789,305
Vinci SA†(2)	21,120	1,649,615

		12,804,473

GERMANY — 1.0%

SAP AG(2)	12,914	2,207,848

GREECE — 0.5%

OPAP SA†(2)	34,817	1,005,146

HONG KONG — 0.8%

Li & Fung, Ltd.	866,000	1,853,554

INDIA — 0.7%

Infosys Technologies, Ltd.(2)	26,052	1,463,392

IRELAND — 1.4%

Allied Irish Banks, PLC†(2)	85,280	1,785,880
CRH, PLC(2)	51,667	1,291,182

		3,077,062

ITALY — 1.3%

Eni SpA†(2)	103,715	2,774,056

JAPAN — 12.8%

Denso Corp.†(2)	92,500	2,639,649
Hoya Corp.†(2)	42,700	1,500,857
Hoya Corp.†	128,100	4,434,696
Keyence Corp.†(2)	9,100	2,104,584
Mitsubishi Corp.†(2)	196,400	3,845,950
Mitsubishi Tokyo Financial Group, Inc.†(2)	252	3,177,583
Mitsui & Co., Ltd.(2)	91,000	1,115,654
Nitto Denko Corp.†(2)	37,600	2,276,304
Sumitomo Electric Industries, Ltd.†(2)	83,400	1,099,830
Sumitomo Mitsui Financial Group†(2)	268	2,495,751
Takeda Chemical Industries, Ltd.(2)	18,800	1,033,770

Yamada Denki Co., Ltd.†(2)	29,900	2,643,500

		28,368,128

MEXICO — 2.5%

America Movil SA de CV, Series L ADR	154,400	4,053,000
Grupo Televisa SA Sponsored ADR	20,600	1,505,860

		5,558,860

NETHERLANDS — 1.0%

ING Groep NV†(2)	74,407	2,145,850

SPAIN — 1.8%

Banco Bilbao Vizcaya Argentaria SA(2)	226,976	3,999,313

SWEDEN — 0.5%

Telefonaktiebolaget LM Ericsson, Class B(2)	372,390	1,221,740

SWITZERLAND — 11.6%

Compagnie Financiere Richemont AG, A(1)	85,003	3,234,842
Credit Suisse Group(2)	62,837	2,779,606
Nestle SA†(2)	11,456	3,409,919
Nobel Biocare AG†	10,076	2,322,946
Novartis AG†(2)	67,285	3,619,370
Roche Holding AG†(2)	37,094	5,541,772
Swiss Reinsurance(2)	24,229	1,635,989
UBS AG(2)	37,492	3,182,533

		25,726,977

UNITED KINGDOM — 4.9%

BHP Billiton PLC(2)	106,201	1,564,647
SABMiller, PLC†(2)	221,806	4,182,722
Standard Chartered, PLC(2)	106,160	2,228,863
Tesco, PLC(2)	140,337	747,124
WPP Group, PLC(2)	221,048	2,173,766

		10,897,122

UNITED STATES — 46.4%

ACE, Ltd.	63,900	3,329,190
AFLAC, Inc.	63,100	3,014,918
Alcon, Inc.	17,300	2,299,170
Apple Computer, Inc.†	57,100	3,288,389
Bausch & Lomb, Inc.	22,300	1,654,437
Broadcom Corp., Class A†	25,400	1,078,484
Caremark Rx, Inc.†	100,900	5,287,160
Citigroup, Inc.	36,230	1,658,609
Corning, Inc.†	103,700	2,083,333
Dade Behring Holdings, Inc.	36,200	1,303,562
Danaher Corp.	43,200	2,250,720
eBay, Inc.†	26,500	1,049,400
EMC Corp.†	182,100	2,542,116
Fortune Brands, Inc.	40,300	3,061,591
Franklin Resources, Inc.	23,600	2,085,532
General Electric Co.	124,900	4,235,359
Gilead Sciences, Inc.†	79,700	3,765,825
Google, Inc., Class A†	15,200	5,656,528
Halliburton Co.	70,800	4,184,280
Juniper Networks, Inc.†	99,100	2,312,003
Lehman Brothers Holdings, Inc.	23,300	2,788,311
Lowe’s Cos., Inc.	73,600	4,472,672

Marvell Technology Group, Ltd.†		91,200	4,232,592
Nabors Industries, Ltd.†		65,300	4,481,539
Procter & Gamble Co.		90,000	5,039,100
St. Jude Medical, Inc.†		76,100	3,658,127
Target Corp.		74,100	4,126,629
Texas Instruments, Inc.		50,200	1,433,210
United Technologies Corp.		73,500	3,769,080
UnitedHealth Group, Inc.		105,300	6,095,817
Wellpoint, Inc.†		88,500	6,609,180

			102,846,863

TOTAL COMMON STOCK (cost $174,990,285)			214,808,568

Warrants — 1.7%†

UNITED KINGDOM — 0.0%

Deutsche Bank AG Expires 03/21/06 (Strike Price $0.00)		858,418	2,246,471

UNITED STATES — 0.0%

Credit Suisse First Boston Expires 03/21/06 (Strike Price $0.00)		1	1

TAIWAN — 0.7%

HonHai Precision Industry Co., Ltd. Expires 11/21/05 (Strike Price $0.00)		46,927	202,814
Taiwan Semiconductor Manufacturing Co., Ltd. Expires 03/18/07 (Strike Price $0.00)		816,000	1,618,487

			1,821,301

TOTAL WARRANTS (cost $4,061,766)			4,067,773

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $179,168,848)			218,876,341

Short-Term Investment Securities — 0.5%

TIME DEPOSIT — 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 1.95% due 11/01/05 (cost $1,040,000)		$1,040,000	1,040,000

TOTAL INVESTMENTS — (cost $180,208,848)@	99.3%		219,916,341
Other assets less liabilities—	0.7		1,525,389

NET ASSETS—	100.0%		$221,441,730

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2005, the aggregate value of these securities was $202,814 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Consists of more than one class of securities traded together as a unit.
(2)	Security was valued using fair value procedures at October 31, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

Industry Allocation*
Banks	9.8%
Retail	9.2%
Health Services	8.1%
Drugs	7.5%
Energy Services	7.0%
Medical Products	5.8%
Financial Services	5.2%
Electronics	5.0%
Insurance	5.0%
Multi-Industry	4.6%
Food, Beverage & Tobacco	3.8%
Telecommunications	3.3%
Internet Content	3.0%
Computer Software	2.9%
Computers & Business Equipment	2.6%
Electrical Equipment	2.5%
Household Products	2.3%
Aerospace & Military Technology	1.7%
Metals & Minerals	1.6%
Business Services	1.4%
Automotive	1.2%
Communication Equipment	1.1%
Machinery	1.0%
Building Materials	0.8%
Broadcasting & Media	0.7%
Entertainment Products	0.6%
Housing	0.6%
Time Deposit	0.5%
Leisure & Tourism	0.5%

99.3%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED
EQUITIES PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba — Van Kampen)
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 90.5%	Shares/
	Principal	Value
	Amount	(Note 1)(3)

AUSTRALIA — 3.9%

Alumina, Ltd.	52,297	$226,719
Amcor, Ltd.	40,608	203,735
AMP, Ltd.	27,087	148,074
Australia & New Zealand Banking Group, Ltd.	29,452	520,036
Australian Gas Light Co., Ltd.	9,471	107,441
BHP Billiton, Ltd.	161,702	2,509,368
BHP Steel, Ltd.	33,039	209,877
Boral, Ltd.	26,902	152,628
Brambles Industries, Ltd.	20,164	127,803
Coca-Cola Amatil, Ltd.	10,455	59,826
Coles Myer, Ltd.	21,879	164,371
Commonwealth Bank of Australia	24,337	708,575
CSL, Ltd.	1,764	49,606
CSR, Ltd.	43,640	95,598
Foster’s Group, Ltd.	41,581	180,635
Insurance Australia Group, Ltd.	34,616	134,500
James Hardie Industries NV	21,511	137,096
John Fairfax Holdings, Ltd.	20,435	63,085
Leighton Holdings, Ltd.	4,415	50,473
Lend Lease Corp., Ltd.	8,631	88,154
Macquarie Bank, Ltd.	4,257	206,838
Macquarie Infrastructure Group	46,097	118,615
Mayne Nickless, Ltd.	18,338	71,704
National Australia Bank, Ltd.	32,344	800,208
Newcrest Mining, Ltd.	14,978	204,638
OMV AG	12,389	668,594
OneSteel, Ltd.	23,737	62,764
Orica, Ltd.	12,911	185,319
Origin Energy, Ltd.	117,743	591,762
Pacific Dunlop, Ltd.	3,411	26,909
Paperlinx, Ltd.	19,267	44,396
Patrick Corp., Ltd.	19,053	97,626
QBE Insurace Group, Ltd.	14,143	188,908
Rinker Group, Ltd.	42,922	486,925
Rio Tinto, Ltd.	14,025	592,382
Santos, Ltd.	88,189	723,017
Sonic Healthcare, Ltd.	2,396	26,268
Stockland Trust Group †	16	72
Stockland	736	3,370
Suncorp-Metway, Ltd.	11,162	161,286
TABCORP Holdings, Ltd.	8,263	99,014
Telstra Corp., Ltd.	43,967	138,307
Transurban Group	11,545	55,399
Wesfarmers, Ltd.	7,653	204,814
Westpac Banking Corp., Ltd.	34,417	535,299
Woodside Petroleum, Ltd.	70,360	1,662,340
Woolworths, Ltd.	20,444	249,938

		14,144,312

AUSTRIA — 0.7%

Bank Austria Creditanstalt AG	2,786	306,068
Boehler-Uddeholm AG	310	46,986
Erste Bank der Oesterreichischen Sparkassen AG	19,638	1,021,050
Flughafen Wien AG	1,865	120,716
Immofinanz Immobilien Anlagen AG †	20,815	201,318
Mayr-Melnhof Karton AG	817	111,999
Radex Heraklith Industriebeteiligungs AG†	1,617	44,851

Telekom Austria AG	20,488	423,113
Voestalpine AG	591	49,229
Wienerberger AG	2,454	94,869

		2,420,199

BELGIUM — 0.7%

AGFA-Gevaert NV	2,068	44,542
Bekaert SA	183	15,232
Belgacom SA†	3,735	125,238
Dexia	22,191	479,276
Electrabel SA	474	234,535
Fortis	30,366	864,405
InBev NV	1,616	64,571
KBC GROEP NV	3,061	249,362
Solvay SA	1,506	175,270
UCB SA	3,071	151,735
Umicore	672	67,254

		2,471,420

BERMUDA — 0.2%

Esprit Holdings, Ltd.	81,019	575,339
Kerry Properties †	25,576	63,977
Ship Finance International, Ltd.	458	8,200
Yue Yuen Industrial Holdings, Ltd.	48,000	120,885

		768,401

BRAZIL — 0.0%

Companhia de Bebidas das Americas	75,118	21,183
Companhia Brasileira de Distribuicao Grupo Pao de Acuca Sponsored ADR	300	8,268
Companhia Siderurgica Nacional SA†	1,861	35,744
Souza Cruz SA	2,000	23,714
Uniao de Bancos Brasileiros SA GDR	1,750	91,525

		180,434

CAYMAN ISLAND — 0.1%

Hutchison Telecommunications International, Ltd.†	110,000	137,939
Kingboard Chemical Holdings, Ltd.	38,000	80,673

		218,612

DENMARK — 0.5%

Danske Bank A/S	19,795	620,744
DSV A/S	800	77,969
GN Store Nord A/S	9,400	113,187
Novo Nordisk A/S, Class B	8,200	421,108
Novozymes A/S, Class B	1,528	79,887
TDC A/S	6,100	341,490
Vestas Wind Systems A/S†	4,900	106,093

		1,760,478

FINLAND — 1.2%

Cargotec Corp.†	1,366	40,423
Fortum Oyj	8,420	149,060
Kesko Oyj, Class B †	6,336	174,170
Kone Oyi, Class B†	1,366	92,057
Metso Oyj †	7,573	197,130
Neste Oil OYJ†	3,303	102,451
Nokia Oyj	151,303	2,538,881
Outokumpu Oyj	8,315	106,743
Sampo Oyj, Class A	11,042	169,343
Stora Enso Oyj	16,808	215,166
TietoEnator Oyj	5,549	176,150
UPM-Kymmene Oyj	14,760	285,015
Uponor Oyj	1,067	23,007
Wartsila Oyj, Class B	1,696	47,062

		4,316,658

FRANCE — 6.2%
Accor SA	8,228	410,630
Alcatel SA†	40,824	479,118
Alstom†	3,120	149,457
Atos Origin SA†	413	28,401
Autoroutes du Sud de la France†	2,777	154,916
Axa SA†	70,683	2,047,004
BNP Paribas SA †	26,177	1,984,602
Bouygues SA †	9,643	475,842
Business Objects SA†	1,235	42,320
Cap Gemini SA†	2,957	108,635
Carrefour SA	6,477	287,872
Cie de Saint-Gobain SA †	8,494	465,266
CNP Assurances †	2,383	165,775
Credit Argicole SA	10,853	318,081
Dassault Systemes SA†	1,145	59,048
Essilor International SA †	754	62,058
Establissements Economiques du Casino Guichard-Perrachon SA †	316	21,588
France Telecom SA†	44,577	1,158,757
Gecina SA	1,481	163,648
Groupe Danone†	3,938	399,909
Hermes International†	211	47,350
Imerys SA †	998	69,019
Klepierre	1,249	117,061
L’Air Liquide SA	2,980	541,916
Lafarge SA	4,643	381,833
Lagardere SCA	3,012	206,943
LVMH Moet Henessy Louis Vuitton SA	5,200	421,035
Michelin SA, Class B	2,309	124,599
Neopost SA	1,152	111,146
Pinault-Printemps-Redoute SA	1,345	141,299
PSA Peugeot Citroen SA	2,629	159,614
Publicis Groupe	2,001	66,196
Renault SA	2,706	234,180
Sagem SA	1,739	34,599
Sanofi-Synthelabo SA(2)	29,525	2,364,048
Schneider Electric SA	5,897	484,205
Societe BIC SA	620	35,213
Societe Generale, Class A	10,273	1,172,890
Societe Television Francaise	2,466	63,223
Sodexho Alliance SA	4,236	164,812
STMicroelectronics NV	6,570	108,138
Suez SA	15,506	419,805
Technip SA	1,196	65,120
Thales SA	3,391	146,079
Thomson	5,184	97,738
Total SA(2)	17,762	4,472,658
Unibail	2,019	266,679
Valeo SA	1,692	63,376
Veolia Environnement	3,248	135,419
Vinci SA	3,888	303,679
Vivendi Universal SA	18,823	591,460
Zodiac SA	301	16,399

		22,610,658

GERMANY — 8.2%
Adidas-Salomon AG	1,718	288,132
Allianz AG	19,014	2,685,485
Altana AG	4,556	256,649
BASF AG	14,740	1,062,599
Bayer AG	17,871	620,492
Bayerische Hypo-und Vereinsbank AG†	51,198	1,430,414

Beiersdorf AG	3,909	422,209
Celesio AG	1,366	118,058
Commerzbank AG	55,913	1,463,033
Continental AG	3,517	268,817
DaimlerChrysler AG	23,666	1,184,770
Deutsche Bank AG	31,241	2,925,965
Deutsche Boerse AG	12,478	1,174,035
Deutsche Lufthansa AG	10,946	146,357
Deutsche Post AG	36,093	804,458
Deutsche Telekom AG	117,081	2,069,848
Douglas Holding AG	836	31,758
E.ON AG(2)	32,145	2,912,871
Epcos AG†	2,015	24,315
Fresenius Medical Care AG	2,635	237,051
Hochtief AG	500	20,204
Hypo Real Estate Holdings AG	10,300	497,800
Infineon Technologies AG†	17,521	163,824
KarstadtQuelle AG†	417	4,916
Linde AG	2,511	178,883
MAN AG	5,465	253,719
Merck KGaA	2,894	239,441
Metro AG	8,345	379,536
Muenchener Rueckversicherungs-Gesellschaft AG	4,652	546,433
Puma AG	606	153,439
RWE AG	18,973	1,211,753
SAP AG	11,300	1,931,910
Schering AG	9,296	574,336
Siemens AG	34,883	2,594,179
ThyssenKrupp AG	10,081	204,693
TUI AG	9,142	177,625
Volkswagen AG	6,173	336,309
Wincor Nixdorf AG	750	65,996

		29,662,312

GREECE — 0.2%
Alpha Bank AE	6,336	181,894
EFG Eurobank Ergasias SA	3,749	112,662
National Bank of Greece SA	8,110	316,882
OPAP SA	6,300	181,877
Titan Cement Co.	1,600	54,694

		848,009

HONG KONG — 3.2%
ASM Pacific Technology, Ltd.	2,000	9,282
Bank of East Asia, Ltd.	135,045	394,346
BOC Hong Kong (Holdings), Ltd.	307,500	574,174
Cathay Pacific Airways, Ltd.	83,000	130,908
Cheung Kong Holdings, Ltd.	131,000	1,367,614
Cheung Kong Infrastructure Holdings, Ltd.	44,000	137,334
CLP Holdings, Ltd.	137,200	786,761
Hang Lung Properties, Ltd.	159,000	229,721
Hang Seng Bank, Ltd.	57,300	743,360
Henderson Land Development Co., Ltd.	57,000	254,632
Hong Kong & China Gas Co., Ltd.	329,754	679,123
Hong Kong Electric Holdings, Ltd.	117,000	553,139
Hong Kong Exchanges & Clearing, Ltd.	88,000	295,409
Hopewell Holdings, Ltd.	51,000	124,628
Hutchison Whampoa, Ltd.	177,500	1,684,729
Hysan Development Co., Ltd.	53,164	115,548
Johnson Electric Holdings, Ltd.	129,300	116,955
Li & Fung, Ltd.	132,000	282,528
MTR Corp., Ltd.	114,786	217,268
New World Development Co., Ltd.	187,488	232,977
PCCW, Ltd.	303,130	187,129
Shangri-La Asia, Ltd.	84,151	118,084

Sino Land Co., Ltd.	105,615	117,449
South China Morning Post Holdings, Ltd.	14,000	5,199
Sun Hung Kai Properties, Ltd.	106,000	1,006,162
Swire Pacific Ltd., Class A	72,500	650,672
Techtronic Industries Co.	73,000	180,113
Television Broadcasting, Ltd.	23,000	127,765
Wharf Holdings, Ltd.	104,742	357,562

		11,680,571

IRELAND — 0.4%

Allied Irish Banks PLC	26,046	549,248
Bank of Ireland	30,419	463,225
CRH, PLC	14,913	372,683
DCC, PLC	950	17,812
Elan Corp., PLC †	9,600	78,843
Independent News Media, PLC	7,600	20,668
Irish Life & Permanent, PLC	1,300	22,619

		1,525,098

ITALY — 1.3%

Alleanza Assicurazioni SpA	2,874	33,184
Assicurazione Generali SpA	6,203	184,518
Autogrill SpA	2,544	34,722
Autostrade Meridionali SpA	5,314	121,552
Banca Antonveneta SpA	176	5,499
Banca Fideuram SpA	2,017	10,894
Banca Intesa SpA	3,935	17,043
Banca Monte dei Paschi di Siena SpA	4,030	18,301
Banca Nazionale del Lavoro SpA†	5,695	18,360
Banca Popolare di Milano SpA	1,183	11,269
Banche Popolari Unite Scrl	341	7,216
Banco Popolare di Verona e Novara Scrl	4,262	78,652
Benetton Group SpA	1,455	15,382
Capitlia SpA	1,708	8,913
Enel SpA	13,248	106,893
Eni SpA	79,253	2,119,773
Fiat SpA†	4,397	35,772
Finmeccanica SpA	4,976	90,494
IntesaBci SpA	42,581	198,843
Italcementi SpA	1,055	17,299
Luxottica Group SpA	1,894	45,821
Mediaset SpA	4,703	51,646
Mediobanca SpA	2,600	46,040
Mediolanum SpA	1,516	9,598
Pirelli & C. SpA	39,301	34,918
Riunione Adriatica di Sicurta SpA	2,216	50,389
Sanpaolo IMI SpA	17,539	252,965
Seat Pagine Gialle SpA†	22,272	10,341
Snam Rete Gas SpA	1,935	10,624
Telecom Italia RNC	97,986	236,819
Telecom Italia SpA	180,230	521,400
Tiscali SpA†	1,975	6,862
UniCredito Italiano SpA	53,191	297,018

		4,709,020

JAPAN — 27.4%

77 Bank, Ltd.	17,000	135,861
Acom Co., Ltd.	4,030	262,436
Advantest Corp.	3,100	223,634
Aeon Credit Service	1,100	86,431
AIFUL Corp.	3,550	265,329
Ajinomoto Co., Inc.	28,000	272,393
ALPS Electric Co., Ltd.	7,000	111,187
AMADA Co., Ltd.	13,000	99,199
Asahi Breweries, Ltd.	16,400	204,902

Asahi Glass Co., Ltd.	54,200	587,710
Asahi Kasei Corp.	50,000	268,102
Asatsu-DK, Inc.	1,100	34,863
Bank of Fukuoka, Ltd.	34,000	265,706
Bank Of Kyoto, Ltd.	13,000	143,217
Bank of Yokohama, Ltd.	74,000	602,288
Benesse Corp.	2,200	77,875
Bridgestone Corp.	42,400	867,811
Canon, Inc.	34,600	1,830,982
Casio Computer Co., Ltd.	15,600	235,187
Central Japan Railway Co.	63	535,315
Chiba Bank, Ltd.	44,000	393,450
Chiyoda Corp.	9,000	155,005
Chubu Electric Power Co., Inc.	20,300	503,633
Chugai Pharmaceutical Co., Ltd.	10,505	230,771
Citizen Watch Co., Ltd.	12,000	91,158
Coca Cola West Japan	600	13,301
Comsys Holdings Corp.	8,000	90,670
Credit Saison Co., Ltd.	7,700	349,801
CSK Corp.	3,800	147,750
Dai Nippon Printing Co., Ltd.	18,400	300,551
Daicel Chemical Industries, Ltd.	8,000	51,784
Daiichi Sankyo Co., Ltd. †	31,716	574,871
Daikin Industries, Ltd.	13,400	348,815
Daimaru, Inc.	11,000	134,670
Dainippon Ink & Chemicals, Inc.	26,000	77,613
Daito Trust Construction Co., Ltd.	6,800	336,013
Daiwa Bank Holdings, Inc.†	271	790,506
Daiwa House Industry Co., Ltd.	36,400	488,828
Daiwa Securities Group, Inc.	150,000	1,239,203
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	62,234
Denso Corp.	30,309	864,920
Dowa Mining Co., Ltd.	23,000	185,000
East Japan Railway Co.	147	876,257
Ebara Corp.	15,600	64,376
Eisai Co., Ltd.	13,000	510,442
FamilyMart Co., Ltd.	2,400	71,487
Fanuc, Ltd.	8,200	648,110
Fast Retailing Co., Ltd.	4,000	281,901
Fuji Electric Holdings Co., Ltd.	7,000	31,294
Fuji Photo Film Co., Ltd.	19,600	625,881
Fuji Television Network, Inc.	18	40,074
Fujikura, Ltd.	11,000	71,299
Fujitsu, Ltd.	75,400	499,768
Furukawa Electric Co., Ltd.†	26,600	127,136
Hankyu Department Stores, Inc.	4,000	31,864
Hirose Electric Co., Ltd.	1,400	160,463
Hitachi Construction Machinery Co., Ltd.	1,400	26,637
Hitachi, Ltd.	136,800	841,189
Hokkaido Electric Power Co., Ltd.	1,000	20,699
Hokuhoku Financial Group, Inc.	60,000	249,760
Honda Motor Co., Ltd.	42,352	2,352,226
Hoya Corp.(5)	4,450	156,412
Hoya Corp.†(6)	13,350	462,164
Inpex Corp.	14	98,099
Isetan Co., Ltd.	7,000	125,510
Ishikawajima-Harima Heavy Industries Co., Ltd.†	45,000	104,480
Ito En, Ltd.	900	43,292
Itochu Corp.	61,000	419,225
Itochu Technology-Science Corp.	1,700	65,261
Japan Airlines Systems Corp.	37,000	97,273
Japan Real Estate Investment Corp.	27	205,681
Japan Retail Fund Investment Corp.	24	173,289
Japan Tobacco, Inc.	39	617,342
JFE Holdings, Inc.	16,800	519,737

JGC Corp.	12,000	197,280
Joyo Bank, Ltd.	39,000	261,551
JSR Corp.	6,000	141,288
Jusco Co., Ltd.	17,600	366,721
Kajima Corp.	55,800	291,187
Kamigumi Co., Ltd.	1,000	8,264
Kaneka Corp.	10,000	123,599
Kansai Electric Power Co., Inc.	34,300	754,266
Kao Corp.	28,800	687,786
Kawasaki Heavy Industries, Ltd.	46,000	120,698
Kawasaki Kisen Kaisha, Ltd.	3,000	18,807
Keihin Electric Express Railway Co., Ltd.	17,000	108,620
Keio Teito Electric Railway Co., Ltd.	7,000	40,346
Keyence Corp.	1,400	323,782
Kikkoman Corp.	5,000	47,978
Kinden Corp.	1,000	9,345
Kinki Nippon Railway Co., Ltd.	67,500	247,523
Kirin Brewery Co., Ltd.	40,800	451,805
Kobe Steel, Ltd.	84,000	247,454
Kokuyo Co., Ltd.	2,000	29,944
Komatsu, Ltd.	47,800	643,573
Konami Co., Ltd.	4,400	90,556
Konica Corp.	19,000	157,223
Koyo Seiko Co., Ltd.	1,000	16,107
Kubota Corp.	65,000	472,657
Kuraray Co., Ltd.	14,000	132,872
Kurita Water Industries, Ltd.	3,000	50,292
Kyocera Corp.	6,900	447,201
Kyowa Hakko Kogyo Co., Ltd.	16	124
Kyushu Electric Power Co., Inc.	10,200	218,679
Lawson, Inc.	2,200	84,187
Leopalace 21 Corp.	8,900	230,263
Mabuchi Motor Co., Ltd.	1,300	63,269
Marubeni Corp.	59,200	276,962
Marui Co., Ltd.	17,500	290,180
Matsushita Electric Industrial Co., Ltd.	90,000	1,652,001
Matsushita Electric Works, Ltd.	14,000	131,149
Meiji Dairies Corp.	8,000	42,979
Meiji Seika Kaisha, Ltd.	10,000	51,992
Meitec Corp.	1,000	32,391
Millea Holdings, Inc.	59	1,073,062
Minebea Co., Ltd.	16,000	62,461
Mitsubishi Chemical, Inc.†	35,500	220,789
Mitsubishi Corp.	54,200	1,061,357
Mitsubishi Electric Corp.	92,800	558,317
Mitsubishi Estate Co., Ltd.	89,000	1,322,456
Mitsubishi Heavy Industries, Ltd.	156,400	594,490
Mitsubishi Logistcs Corp.	3,000	41,267
Mitsubishi Materials Corp.	82,000	283,437
Mitsubishi Rayon Co., Ltd.	19,000	88,251
Mitsubishi Tokyo Financial Group, Inc.	342	4,312,434
Mitsui & Co., Ltd.	65,600	804,252
Mitsui Chemicals, Inc.	21,000	125,672
Mitsui Fudosan Co., Ltd.	64,000	1,055,328
Mitsui Marine & Fire Co., Ltd.	48,000	619,705
Mitsui Mining & Smelting Co., Ltd.	46,000	261,569
Mitsui O.S.K. Lines, Ltd.	5,000	35,323
Mitsui Trust Holdings, Inc.	65,518	791,326
Mitsukoshi, Ltd.	15,000	65,278
Mizuho Financial Group, Inc.	460	3,089,697
Murata Manufacturing Co., Ltd.	9,800	491,800
Namco Bandai Holdings, Inc.†	3,000	45,125
NEC Corp.	68,800	342,138
Nec Electronics	2,000	53,994

Net One Systems Co., Ltd.	27	51,579
NGK Insulators, Ltd.	17,400	207,187
NGK Spark Plug Co., Ltd.	10,000	161,044
Nidec Corp.(5)	1,900	105,274
Nidec Corp.(6)	1,900	111,207
Nikko Securities Co., Ltd.	26,500	324,076
Nikon Corp.	12,000	153,536
Nintendo Co., Ltd.	4,700	527,562
Nippon Building Fund, Inc.	32	254,096
Nippon Express Co., Ltd.	35,400	194,398
Nippon Meat Packers, Inc.	12,400	137,458
Nippon Mining Holdings, Inc.	21,000	154,513
Nippon Mitsubishi Oil Corp.	68,200	578,992
Nippon Sheet Glass Co., Ltd.	18,000	76,920
Nippon Steel Corp.	220,000	784,239
Nippon Telegraph & Telephone Corp.	325	1,548,669
Nippon Unipac Holding, Inc.	32	109,283
Nippon Yusen Kabushiki Kaisha	50,000	302,707
Nishi Nippon City Bank, Ltd.	29,000	170,450
Nishimatsu Construction Co., Ltd.	1,000	4,632
Nissan Chemical Industries, Ltd.	7,000	81,190
Nissan Motor Co., Ltd.	126,200	1,318,940
Nisshin Seifun Group, Inc.	6,600	67,156
Nisshinbo Industries, Inc.	2,000	19,638
Nissin Food Products Co., Ltd.	3,200	83,958
Nitto Denko Corp.	9,400	569,076
Nomura Research Institute, Ltd.	1,000	104,277
Nomura Securities Co., Ltd.	90,500	1,393,560
NSK, Ltd.	31,000	181,102
NTN Corp.	22,000	149,657
NTT Data Corp.	68	238,530
NTT DoCoMo, Inc.	375	649,105
Obayashi Corp.	38,000	278,127
OBIC Co., Ltd.	400	65,341
Oji Paper Co., Ltd.	44,800	227,725
Oki Electric Industry Co., Ltd.	25,000	78,313
Okumura Corp.	11,000	68,843
Olympus Optical Co., Ltd.	5,000	110,957
Omron Corp.	9,000	212,390
Onward Kashiyama Co., Ltd.	6,000	95,949
Oracle Corp. Japan	1,800	75,614
Oriental Land Co., Ltd.	3,000	166,949
Orix Corp.	6,000	1,124,762
Osaka Gas Co., Ltd.	99,200	362,742
Pioneer Corp.	6,751	85,004
Promise Co., Ltd.	5,000	317,725
Ricoh Co., Ltd.	28,000	443,604
Rohm Co., Ltd.	4,400	356,727
Sanden Corp.	1,000	5,031
Sanyo Electric Co., Ltd.	71,000	148,506
Sapporo Breweries, Ltd.	8,000	39,521
SECOM Co., Ltd.	6,000	300,732
Seiko Epson Corp.	3,800	93,639
Sekisui Chemical Co., Ltd.	20,000	126,228
Sekisui House, Ltd.	42,400	527,633
Seven & I Holdings Co., Ltd.†	32,320	1,055,030
Sharp Corp.	37,800	519,540
Shimachu Co., Ltd.	2,400	67,871
Shimamura Co., Ltd.	900	115,843
Shimano, Inc.	4,700	116,880
Shimizu Corp.	40,000	272,854
Shin-Etsu Chemical Co., Ltd.	17,448	839,769
Shinsei Bank	52,000	303,140
Shionogi & Co., Ltd.	15,000	182,388
Shiseido Co., Ltd.	14,600	233,819
Shizuoka Bank, Ltd.	36,000	380,147

Showa Denko K.K.	26,000	83,561
Showa Shell Sekiyu K.K.	8,000	99,198
Skylark Co., Ltd.	5,000	82,562
SMC Corp.	2,900	387,327
Softbank Corp.	10,900	619,784
Sompo Japan Insurance, Inc.	34,000	511,302
Sony Corp.	31,847	1,038,555
Stanley Electric Co., Ltd.	3,100	47,815
Sumitomo Bakelite Co., Ltd.	6,000	39,758
Sumitomo Chemical Co., Ltd.	55,400	327,056
Sumitomo Corp.	40,400	454,645
Sumitomo Electric Industries, Ltd.	29,200	385,072
Sumitomo Heavy Industires, Ltd.	19,000	132,710
Sumitomo Metal Industries, Ltd.	131,000	454,527
Sumitomo Metal Mining Co., Ltd.	43,400	396,679
Sumitomo Mitsui Financial Group, Ltd.	196	1,825,250
Sumitomo Realty & Development Co., Ltd.	38,000	618,892
Sumitomo Trust & Banking Co., Ltd.	67,000	569,225
T&D Holdings, Inc.	9,150	579,872
Taiheiyo Cement Corp.	26,000	94,267
Taisei Corp.	55,000	244,644
Taisho Pharmaceutical Co., Ltd.	5,412	97,212
Taiyo Yuden Co., Ltd.	4,000	39,537
Takara Holdings, Inc.	5,000	29,579
Takashimaya Co., Ltd.	16,000	214,139
Takeda Chemical Industries, Ltd.	44,001	2,419,516
Takefuji Corp.	3,530	248,070
TDK Corp.	5,200	352,385
Teijin, Ltd.	35,800	214,307
Teikoku Oil Co., Ltd.	4,000	38,613
Terumo Corp.	8,300	251,766
THK Co., Ltd.	1,700	38,536
TIS, Inc.	2,002	46,911
Tobu Railway Co., Ltd.	36,200	155,185
Toho Co., Ltd.	3,000	57,357
Tohoku Electric Power Co., Inc.	19,900	405,851
Tokyo Broadcasting System, Inc.	4,000	113,194
Tokyo Corp.	41,000	225,241
Tokyo Electric Power Co., Inc.	49,900	1,240,205
Tokyo Electron, Ltd.	7,600	380,614
Tokyo Gas Co., Ltd.	104,400	411,259
Tokyo Tatemono Co., Ltd.	14,000	116,863
TonenGeneral Sekiyu K.K.	14,000	155,901
Toppan Printing Co., Ltd.	17,200	166,209
Toray Industries, Inc.	49,100	272,406
Toshiba Corp.	122,000	567,772
Tosoh Corp.	19,000	84,463
Tostem Inax Holding Corp.	10,800	183,316
Toto, Ltd.	22,200	169,931
Toyo Seikan Kaisha, Ltd.	8,000	112,939
Toyobo Co., Ltd.	3,000	7,600
Toyoda Gosei Co., Ltd.	600	11,241
Toyota Industries Corp.	4,150	139,657
Toyota Motor Corp.	137,100	6,365,059
Trend Micro, Inc.	4,500	140,972
Uni-Charm Corp.	1,500	67,871
Uniden Corp.	3,000	51,634
UNY Co., Ltd.	5,000	62,267
Ushio, Inc.	2,000	37,220
USS Co., Ltd.	1,000	68,515
Wacoal Corp.	3,000	42,494
West Japan Railway Co.	15	53,325
Yahoo Japan Corp.	164	173,652
Yahoo Japan Corp.	164	176,101
Yakult Honsha Co., Ltd.	4,000	97,540
Yamada Denki Co., Ltd.	4,600	406,692

Yamaha Corp.	5,000	88,604
Yamaha Motor Co., Ltd.	2,000	43,043
Yamanouchi Pharmaceutical Co., Ltd.	24,201	865,371
Yamato Transport Co., Ltd.	12,000	198,039
Yamazaki Baking Co., Ltd.	4,000	33,311
Yokogawa Electric Corp.	9,000	132,528

		99,400,100

LUXEMBOURG — 0.1%
Arcelor	13,880	329,584

MEXICO — 0.5%
Alfa SA, Class A	7,000	40,629
America Movil SA de CV	396,000	516,961
Cemex SA de CV	64,000	332,654
Coca Cola Femsa SA de CV	4,000	10,258
Corporacion GEO, SA de CV, Class B†	8,000	24,700
Fomento Economico Mexicano SA de CV	14,000	95,016
Grupo Carso SA de CV	16,000	33,972
Grupo Financiero Banorte SA de CV, Class O	7,000	59,677
Grupo Mexico SA de CV, Class B	23,000	44,356
Grupo Modelo SA de CV	12,000	36,838
Grupo Televisa SA	46,000	166,334
Kimberly-Clark de Mexico SA de CV, Class A	11,000	36,410
Telefonos de Mexico SA de CV	266,000	266,358
Urbi Desarrollo Urbanos SA de CV†	2,000	12,621
Wal-Mart de Mexico SA de CV, Series V	40,000	194,706

		1,871,490

NETHERLANDS — 2.8%
ABN AMRO Holding NV(2)	61,458	1,452,885
Aegon NV	69,144	1,040,494
Akzo Nobel NV	7,552	325,851
ASML Holding NV†	16,913	285,994
Corio NV	2,558	145,250
DSM NV	4,163	149,467
Euronext NV	3,052	129,674
European Aeronautic Defense and Space Co.†	7,939	274,868
Hagemeyer NV†	2,229	6,036
Heineken NV	17,551	555,851
ING Groep NV	65,319	1,883,758
Koninklijke KPN NV	61,182	580,430
Koninklijke Philips Electronics NV(2)	27,193	710,953
Numico Kon NV†	6,594	266,906
Oce NV	2,867	41,025
Reed Elsevier NV	12,657	170,475
Rodamco Europe NV	2,100	167,102
TPG NV	21,028	496,372
Unilever NV(2)	15,106	1,063,146
VNU NV	4,767	151,543
Wereldhave NV	1,042	100,774
Wolters Kluwer NV	6,673	123,763

		10,122,617

NEW ZEALAND — 0.0%
Carter Holt Harvey, Ltd.	35,241	61,688

NORWAY — 0.4%
Den Norske Bank ASA	8,148	83,318
Frontline, Ltd.	950	37,797
Norsk Hydro ASA, Class B	4,467	443,092
Orkla ASA	5,900	206,540
Statoil ASA	18,800	417,436

Tandberg Television ASA†	2,500	31,113
Tanderg ASA	5,000	49,059
Telenor ASA	24,400	238,323
Yara International ASA	5,867	96,572

		1,603,250

PORTUGAL — 0.1%

Banco Comercial Portugues SA	55,624	140,675
Brisa Auto Estrada de Portugal SA	13,263	104,904
Electricidade de Portugal SA	14,706	41,605
Portugal Telecom SGPS SA	22,341	201,895
PT Multimedia – Servicos de Telecommunicacoes e Multimedia SGPS SA	1,636	17,489

		506,568

RUSSIA — 1.0%

A.O. Tatneft Sponsored ADR	4,100	260,555
LUKOIL Sponsored ADR	32,800	1,804,000
MMC Norilsk Nickel ADR	5,000	367,500
Mobile Telesystems ADR	8,400	310,716
OAO Gazprom Sponsored ADR	1,243	73,461
OAO Gazprom Sponsored GDR	2,786	164,689
Surgutneftegaz-SP Sponsored ADR	9,100	427,700
Vimpel-Communications ADR†	10,000	400,000

		3,808,621

SINGAPORE — 1.3%

Ascendas Real Estate Investment Trust	51,000	60,522
CapitaLand, Ltd.	68,000	128,031
CapitaMall Trust	44,000	60,161
Chartered Semiconductor Manufacturing, Ltd.†	68,000	42,521
City Developments, Ltd.	37,977	197,719
ComfortDelGro Corp., Ltd.	116,465	101,807
Creative Technology, Ltd.	3,703	27,191
Cycle & Carriage, Ltd.	8,025	49,943
DBS Group Holdings, Ltd.	71,929	650,889
Fraser & Neave, Ltd.	11,000	109,262
Keppel Corp., Ltd.	35,000	240,363
Keppel Land, Ltd.	25,000	56,526
Neptune Orient Lines, Ltd.	32,000	57,555
Overseas Union Enterprise, Ltd.	3,735	21,857
Overseas-Chinese Banking Corp., Ltd.	136,888	510,005
Parkway Holdings, Ltd.	43,000	50,380
SembCorp Industries, Ltd.	56,370	89,833
Sembcorp Marine, Ltd.	38,000	61,647
Singapore Airlines, Ltd.	33,000	219,019
Singapore Exchange, Ltd.	52,997	84,711
Singapore Land, Ltd.	11,000	33,523
Singapore Post, Ltd.	90,000	60,729
Singapore Press Holdings, Ltd.	101,936	270,165
Singapore Technologies Engineering, Ltd.	85,472	128,772
Singapore Telecommunications, Ltd.	435,550	600,426
St Assembly Test Services, Ltd.†	67,000	37,350
United Overseas Bank, Ltd.	76,044	621,317
United Overseas Land, Ltd.	35,308	48,850
Venture Corp., Ltd.	14,506	107,274

		4,728,348

SPAIN — 2.8%

Acciona SA	859	93,963
Acerinox, SA	5,115	67,008
ACS Actividades de Construccion y Services, SA	7,495	214,246
Altadis SA	16,621	705,231
Antena 3 de Television SA	1,528	29,697
Autopistas, Concesionaria Espanola SA	15,483	423,096

Banco Bilbao Vizcaya Argentaria SA	77,639	1,367,998
Banco Popular Espanol SA	21,550	261,660
Banco Santander Central Hispano SA	108,743	1,386,809
Cintra Conces de Infraestructuras de Transporte SA†	6,915	81,975
Endesa SA	17,444	433,854
Fomento de Construcciones y Contratas SA	943	51,728
Gas Natural SDG, SA	23,519	642,533
Grupo Ferrovial SA	1,914	141,340
Iberdrola SA	14,887	398,418
Indra Sistemas SA	1,620	33,200
Industria de Diseno Textil, SA	5,838	172,753
Metrovacesa SA	727	50,407
Repsol YPF SA	24,644	734,573
Sociedad General de Aguas de Barcelona SA, Class A	5,788	133,483
Telefonica SA(2)	153,326	2,446,005
Union Fenosa SA	3,515	116,378
Vallehermoso SA	2,122	56,215

		10,042,570

SWEDEN — 1.6%
Alfa Laval AB	600	11,370
Assa Abloy AB, Class B	9,773	139,882
Atlas Copco AB, Class A	10,755	196,411
Atlas Copco AB, Class B	7,155	116,832
Electrolux AB, Class B	6,100	142,050
Eniro AB	3,200	34,969
Fabege AB	1,300	21,954
Getinge AB	4,600	57,459
Hennes & Mauritz AB, Class B	9,600	311,561
Holmen AB, Class B	1,750	50,975
Modern Times Group AB, Class B†	1,000	38,244
Nordea AB	80,226	785,921
Sandvik AB	6,054	291,076
Scania AB, Series B	3,000	100,988
Skandia Forsakrings AB	16,669	83,088
Skandinaviska Enskilda Banken AB, Class A	13,777	256,953
Skanska AB, Class B	11,413	159,827
SKF AB, Class B	8,252	104,165
SSAB Svenskt Stal AB, Class A	1,050	31,324
Svenska Cellulosa AB, Class B	5,477	184,622
Svenska Handelsbanken AB, Class A	22,410	510,848
Swedish Match AB	8,700	98,888
Tele2 AB	4,800	45,493
Telefonaktiebolaget LM Ericsson, Class B	482,314	1,582,379
TeliaSonera AB	50,289	245,584
Volvo AB, Class A	3,065	121,581
Volvo AB, Class B	6,415	263,882
Wihlborgs Fastigheter AB†	260	5,584
WM-data AB, Class B	7,175	19,736

		6,013,646

SWITZERLAND — 5.8%
ABB, Ltd.†	55,857	431,159
Ciba Specialty Chemicals AG	1,930	110,870
Clariant AG†	6,356	84,810
Compagnie Financiere Richemont AG, A	12,291	467,742
Credit Suisse Group	27,508	1,216,821
Geberit AG	131	90,712
Givaudan SA	198	127,635
Holcim, Ltd.†	5,342	332,362
Kudelski SA†	1,252	44,382
Logitech International SA†	2,694	103,027
Lonza Group AG	1,050	60,482
Nestle SA(2)	15,802	4,703,521

Nobel Biocare AG	965	222,474
Novartis AG(2)	82,111	4,416,885
Roche Holding AG	24,205	3,616,180
Serono SA	370	239,591
Straumann Holding	443	103,266
Swatch Group AG	1,474	41,904
Swatch Group AG, Class B	788	109,225
Swiss Reinsurance	2,641	178,325
Swisscom AG	698	229,819
Syngenta AG†	3,012	322,876
UBS AG(2)	39,541	3,356,464
Valora Holding AG†	50	8,917
Zurich Financial Services AG (virt-x)†	1,893	322,901

		20,942,350

THAILAND — 0.0%
Advance Agro, PCL(1)†	660	398
CMIC Finance & Securities, PLC, Class F(1)(4)†	6,700	0
Finance One, PCL(1)(4)†	37,700	0
General Finance & Securities, PCL(1)(4)†	7,650	0
Univest Land, PCL(1)(4)†	22,500	0

		398

TURKEY — 0.5%
Akbank TAS	40,427	251,475
Anadolou Efes Biracilik ve Malt Sanayii AS	1,140	27,848
Arcelik AS	9,691	57,768
Dogan Sirketler Gruby Holding AS†	20,971	52,539
Dogan Yayin Holding AS†	12,972	32,850
Eregli Demir Celik Fabrikalari TAS	22,691	122,803
Ford Otomotiv Sanayi AS	5,897	42,143
Haci Omer Sabanci Holdings AS	23,630	110,370
Hurriyet Gazetecilik ve Matbaacilik AS	7,371	20,741
Koc Holding AS	16,904	63,190
Migros Turk TAS	6,802	59,454
Trakya Cam Sanayii AS	2,448	8,661
Tupras-Turkiye Petrol Rafinerileri AS	6,978	119,336
Turk Sise ve Cam Fabrikalari AS	7,299	20,969
Turkcell Iletisim Hizmetleri AS	23,586	123,987
Turkiye Garanti Bankasi AS†	61,448	182,816
Turkiye Is Bankasi	43,035	298,335
Yapi Ve Kredi Bankasi AS	20,605	76,986

		1,672,271

UNITED KINGDOM — 19.2%
3I Group, PLC	4,341	58,249
Aegis Group, PLC	22,662	49,941
Alliance Unichem, PLC	1,908	26,032
AMEC, PLC	6,831	41,211
Amvescap, PLC	5,193	32,661
Anglo American, PLC	38,262	1,130,338
ARM Holdings, PLC	28,313	54,509
Arriva, PLC	5,793	59,074
Associated British Ports Holdings, PLC	10,539	102,121
AstraZeneca, PLC	51,269	2,301,003
Aviva, PLC	83,883	990,450
BAA, PLC	36,054	391,543
BAE Systems, PLC	91,048	532,360
Barclays PLC	197,514	1,956,869
Barratt Developments, PLC	5,027	67,275
BBA Group, PLC	17,668	90,954
Bellway, PLC	2,254	34,695
Berkeley Group Holdings, PLC†	2,361	36,363
BG Group, PLC	102,796	902,026
BHP Billiton PLC	67,152	989,343

BICC, PLC	14,755	79,535
BOC Group, PLC	13,830	272,502
Boots Group, PLC	20,789	226,496
BP, PLC(2)	659,061	7,294,312
BPB, PLC	15,697	203,119
British Airways, PLC†	17,934	95,879
British American Tobacco, PLC	49,512	1,089,595
British Land Co., PLC	23,429	369,134
British Sky Broadcasting Group, PLC	22,914	206,870
BT Group, PLC	249,407	941,370
Bunzl, PLC	10,579	105,739
Cable & Wireless, PLC	71,166	145,384
Cadbury Schweppes, PLC	68,478	673,985
Carnival, PLC	7,549	382,978
Centrica, PLC	75,393	318,472
Cobham, PLC	30,140	82,106
Compass Group, PLC	91,054	306,264
Corus Group, PLC	123,271	104,232
Daily Mail & General Trust	6,452	71,501
Diageo, PLC	112,146	1,657,642
Dixons Group, PLC	38,827	98,914
Electrocomponents, PLC	18,594	75,055
EMAP, PLC	5,393	78,039
EMI Group, PLC	16,996	64,319
Enterprise Inns, PLC	15,513	213,879
FirstGroup, PLC	13,609	78,962
FKI, PLC	5,356	9,672
Friends Provident, PLC	63,935	199,483
George Wimpey, PLC	8,221	59,482
GKN, PLC	14,066	69,286
GlaxoSmithKline, PLC	180,331	4,691,422
Grafton Group, PLC†	7,350	72,197
GUS, PLC	19,214	286,557
Hammerson, PLC	12,848	202,874
Hanson, PLC	19,918	201,892
HBOS, PLC	117,235	1,730,831
Hilton Group, PLC	70,260	421,656
HSBC Holdings, PLC	345,440	5,436,019
IMI, PLC	11,765	88,136
Imperial Chemical Industries, PLC	32,903	167,464
Imperial Tobacco Group, PLC	21,000	602,224
Intercontinental Hotels Group, PLC	20,541	256,547
Invensys, PLC†	38,515	8,859
J Sainsbury, PLC	36,918	182,333
Johnson Matthey, PLC	6,103	126,407
Kesa Electricals, PLC	5,229	22,203
Kingfisher, PLC	23,473	88,038
Land Securities Group, PLC	20,967	515,543
Legal & General Group, PLC	210,729	400,113
Liberty International, PLC	11,327	186,576
Lloyds TSB Group, PLC	169,449	1,389,172
Logica, PLC	21,506	54,060
Man Group, PLC	1,691	46,063
Marks & Spencer Group, PLC	33,625	248,384
Meggitt, PLC	14,094	75,438
MFI Furniture Group, PLC	5,150	7,475
Misys, PLC	15,944	57,939
Mitchells & Butlers, PLC	23,188	148,911
National Express Group, PLC	5,132	74,627
National Grid, PLC	101,893	931,667
Next, PLC	5,284	124,699
Ocean Group, PLC	12,604	269,086
Pearson, PLC	16,488	183,304
Peninsular & Oriental Steam Navigation Co.	26,788	191,453

Persimmon, PLC	5,658	86,342
Pilkington, PLC	49,676	134,793
Prudential, PLC	57,327	481,035
Punch Taverns, PLC	11,099	143,525
Rank Group, PLC	25,780	135,091
Reckitt & Benckiser, PLC	34,465	1,041,489
Reed International, PLC	26,024	237,552
Reuters Group, PLC	30,563	194,236
Rexam, PLC	15,494	131,987
Rio Tinto, PLC	29,090	1,111,136
Rolls-Royce Group, PLC†	52,496	339,196
Rolls-Royce Group, PLC, Class B	1,753,366	3,103
Royal & Sun Alliance Insurance Group, PLC	85,776	146,207
Royal Bank of Scotland Group, PLC	91,233	2,525,884
Royal Dutch Shell, PLC, Class A	118,924	3,667,155
Royal Dutch Shell, PLC, Class B	89,800	2,929,634
SABMiller, PLC	15,100	284,749
Sage Group, PLC	44,690	169,889
Scottish & Newcastle, PLC	5,078	42,000
Scottish and Southern Energy, PLC	31,936	554,035
Scottish Power, PLC	69,447	679,826
Serco Group, PLC	7,943	37,279
Severn Trent Water, PLC	16,398	277,804
Signet Group, PLC	31,223	56,197
Slough Estates, PLC	18,157	162,964
Smith & Nephew, PLC	18,747	158,628
Smiths Industries, PLC	15,428	249,095
Stagecoach Group, PLC	23,616	44,798
Tate & Lyle, PLC	23,753	194,773
Taylor Woodrow, PLC	12,296	68,130
Tesco, PLC	209,570	1,115,705
Tomkins, PLC	26,214	122,074
Unilever, PLC	100,130	1,015,166
United Business Media, PLC	5,845	55,460
United Utilities, PLC	2,516	27,754
Vodafone Group PLC	1,860,776	4,883,518
Whitbread, PLC	11,322	188,253
William Hill, PLC	18,000	170,189
Wolseley, PLC	16,369	332,957
WPP Group, PLC	20,186	198,507
Yell Group, PLC	13,094	102,513
Yorkshire Water, PLC	18,824	231,806

		69,643,826

UNITED STATES — 0.2%

Synthes, Inc.	2,049	216,863
Unified Energy System GDR†	5,386	190,664

		407,527

TOTAL COMMON STOCK (cost $272,314,548)		328,471,036

Preferred Stock — 0.9%

BRAZIL — 0.7%

Ambev Cia De Bebid das Americas	375,588	133,936
Aracruz Celulose SA, Class B	9,993	38,520
Banco Bradesco SA	4,500	231,615
Banco Itau Holding Financeira SA	9,590	229,593
Caemi Mineracao e Metalurgica SA	37,000	58,824
Centrais Electricas Brasileiras SA, Class B	2,523,360	43,591
Companhia Energetica de Minas Gerais	2,223,500	80,969
Companhia Siderurgica De Tubarao	325,003	19,918
Companhia Vale do Rio Doce, Class A	12,518	460,794
Contax Participacoes SA	6,033	4,555
Empresa Brasileira de Aeronautica SA	7,946	76,574

Embratel Participacoes SA†		2,768,758	6,664
Gerdau SA		4,500	61,031
Klabin SA		13,500	25,779
Petroleo Brasileiro SA		50,000	715,206
Sadia SA		11,000	27,161
Tele Centro Oeste Celular Participacoes SA		1,814	16,112
Tele Centro Sul Participacoes SA		5,310,600	43,276
Tele Norte Leste Participacoes SA		6,033	105,614
Telesp Celular Participacoes SA†		3,820	13,571
Usinas Siderurgicas de Minas Gerais SA, Class A		2,000	40,403
Votorantim Celulos e Papel SA		1,853	22,218

			2,455,924

GERMANY — 0.2%
Fresenius Medical Care AG		250	19,171
Henkel KGaA		2,616	225,441
Porsche AG		191	137,662
ProSieben Sat.1 Media AG		1,817	31,313
RWE AG		637	35,505
Volkswagen AG		3,101	126,001

			575,093

RUSSIA — 0.1%
Surgutneftegaz-SP Sponsored Preferred ADR		4,400	326,700

SWITZERLAND — 0.0%
Schindler Holdings AG		274	104,410

TOTAL PREFERRED STOCK (cost $1,961,061)			3,135,427

Rights — 0.0%

SINGAPORE — 0.0%

Capital Trust Management (cost $0)†		4,400	0

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $274,275,609)			331,933,163

Repurchase Agreement — 5.3%

REPURCHASE AGREEMENT — 5.3%

Agreement with State Street Bank & Trust Co., bearing interest at 2.20% dated 10/31/05 to be repurchased 11/01/2005 in the amount of $19,312,180 and collateralized by $15,265,000 of United States Treasury Notes, bearing interest at 7.25% due 8/15/22 having an approximate value of $19,699,208 (cost $19,311,000)(2)		$19,311,000	19,311,000

TOTAL INVESTMENTS — (cost $293,586,609)@	96.7%		351,244,163
Other assets less liabilities—	3.3		12,115,325

NET ASSETS—	100.0%		$363,359,488

†	Non-Income producing security
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; See Note 2
(2)	The security or a portion thereof represents collateral for open futures contracts.
(3)	A substantial number of the Porfolio’s holdings were valued using fair value procedures at October 31, 2005. At October 31, 2005, the aggregate value of these securities was $316,734,556 representing 87.2% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(4)	Illiquid security
(5)	When — issued security
(6)	The security or a portion thereof represents collateral for when — issued securities
ADR — American Depository Receipt
GDR — Global Depository Receipt

Open Future Contracts
					Unrealized
Number of	Description	Expiration	Value at	Value as of	Appreciation/
Contracts		Date	Trade Date	October 31, 2005	(Depreciation)

97 Long	CAC40 10 Euro Future	December 2005	$5,233,339	$5,155,565	$(77,774)
15 Short	DAX Index Future	December 2005	2,203,913	2,212,993	(9,080)
36 Long	DJ Euro Stoxx 50	December 2005	1,444,422	1,429,395	(15,027)
59 Long	FTSE 100 Index Future	December 2005	5,646,649	5,559,072	(87,577)
53 Long	Hang Seng Index Future	November 2005	4,928,929	4,916,909	(12,020)
61 Long	MSCI Singapore Index Future	November 2005	1,898,481	1,895,243	(3,238)
86 Long	OMX Index Future	November 2005	939,715	953,828	14,113
90 Long	Topix Index Future	December 2005	9,879,667	11,210,850	1,331,183

					$1,140,580

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*USD	867,000	HKD	6,726,010	11/17/05	$590
JPY	2,505,992,486	USD	22,651,575	11/17/05	1,083,007
SGD	6,340,382	USD	3,827,000	11/17/05	81,063
*EUR	10,137,719	USD	12,473,123	12/15/05	293,612
*GBP	3,445,672	USD	6,264,538	12/15/05	168,363
*JPY	1,334,524,617	USD	12,161,168	12/15/05	636,601
*SEK	5,769,250	USD	738,975	12/15/05	12,129
*JPY	584,321,232	USD	5,104,000	01/20/06	36,429

					$2,311,794

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

USD	5,560,799	AUD	7,272,916	11/17/05	$(126,124)
USD	1,450,000	CHF	1,817,430	11/17/05	(38,221)
*USD	24,621,182	EUR	20,081,418	11/17/05	(532,543)
*EUR	9,521,695	USD	11,365,000	11/17/05	(56,737)
*USD	15,829,593	GBP	8,701,986	11/17/05	(430,118)
*GBP	1,042,980	USD	1,835,000	11/17/05	(10,710)
*HKD	102,661,815	USD	13,215,991	11/17/05	(26,381)
*USD	23,056,891	EUR	18,699,621	12/15/05	(591,066)
*USD	11,619,991	GBP	6,387,150	12/15/05	(319,673)
*USD	21,670,210	JPY	2,374,465,919	12/15/05	(1,165,011)
*USD	1,712,049	SEK	12,915,677	12/15/05	(84,853)
USD	1,894,569	SGD	3,174,528	12/15/05	(16,871)
*USD	5,120,684	JPY	584,321,232	01/20/06	(53,112)

					$(3,451,420)

Net Unrealized Appreciation (Depreciation)					$(1,139,626)

*	Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty risk.

AUD - Australian Dollar
CHF - Swiss Franc
EUR-Euro Dollar
GBP-Pound Sterling
HKD-Hong Kong Dollar
JPY-Japanese Yen
SEK-Swedish Krona
SGD-Singapore Dollar

Industry allocation *

Banks	14.7%
Energy Services	9.1%
Drugs	6.7%
Telecommunications	6.6%
Repurchase Agreement	5.3%
Food, Beverage & Tobacco	5.3%
Financial Services	4.5%
Automotive	4.2%
Metals & Minerals	4.1%
Insurance	4.0%
Electronics	2.7%
Real Estate Companies	2.7%
Business Services	2.6%
Retail	2.1%
Chemicals	1.9%
Machinery	1.9%
Transportation	1.8%
Multi-Industry	1.8%
Housing	1.3%
Broadcasting & Media	1.2%
Leisure & Tourism	1.1%
Entertainment Products	1.1%
Energy Sources	1.1%
Gas & Pipeline Utilities	1.0%
Computers & Business Equipment	0.9%
Household Products	0.9%
Computer Software	0.8%
Electrical Equipment	0.8%
Apparel & Textiles	0.7%
Electric Utilities	0.5%
Medical Products	0.5%
Aerospace & Military Technology	0.5%
Forest Products	0.4%
Telephone	0.4%
Real Estate Investment Trusts	0.4%
Internet Content	0.3%
Building Materials	0.3%
Utilities	0.2%
Retail Grocery	0.1%
Computer Services	0.1%
Internet Software	0.1%

96.7%

* Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO
Putnam Investment Management, LLC
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 88.2%	Shares/ Principal Amount	Value (Note 1)(3)

BRAZIL — 7.7%
All America Latina Logistica †*	9,510	$367,384
Companhia de Saneamento Basico do Estado de Sao Paulo	32,076,000	2,049,799
Companhia Vale do Rio Doce ADR	11,656	481,742
Companhia Vale do Rio Doce Sponsored ADR	52,725	1,945,553
Obrascon Huarte Lain Brasil SA *(2)	146,500	1,366,240
Petroleo Brasileiro SA ADR	61,351	3,920,329
Uniao de Bancos Brasileiros SA GDR	60,287	3,153,010

		13,284,057

CHINA — 2.7%
China Life Insurance Co., Ltd., Class H †	3,196,000	2,357,438
China Shenhua Energy Co., Class H *(2)	1,461,000	1,604,860
Lianhua Supermarket Holdings Co., Ltd. *(2)	601,000	651,927

		4,614,225

CZECH REPUBLIC — 0.4%
Komercni Banka AS	5,151	722,405

EGYPT — 0.3%
Orascom Telecom Holding SAE GDR *(2)	10,800	529,740

HONG KONG — 5.7%
China Mobile (Hong Kong), Ltd.	807,000	3,611,002
China Netcom Group Corp., Ltd.	1,135,500	1,795,580
China Petroleum & Chemical Corp., Class H	6,640,000	2,667,298
PetroChina Co., Ltd.	2,388,000	1,827,347

		9,901,227

HUNGARY — 0.4%
OTP Bank Rt.	4,596	166,009
OTP Bank Rt. GDR	6,280	451,884

		617,893

INDIA — 2.1%
Hindustan Petroleum Corp., Ltd.	184,492	1,212,242
Jaiprakash Associates, Ltd.	105,180	655,528
National Thermal Power Corp., Ltd.	214,837	464,369
Tata Consultancy Services, Ltd.	41,295	1,287,027

		3,619,166

INDONESIA — 0.7%
PT Telekomunikasi Indonesia Tbk	2,256,500	1,130,185

ISRAEL — 3.9%
Bank Hapoalim, Ltd.	399,841	1,531,007
Check Point Software Technologies, Ltd. †	49,507	1,106,977
Israel Chemicals, Ltd.	318,640	1,207,670
Partner Communications Co., Ltd.	171,079	1,401,165
Teva Pharmaceutical Industries, Ltd. ADR	37,320	1,422,638

		6,669,457

MALAYSIA — 1.5%
Digi.com BHD †	210,000	384,612
MISC BHD	256,000	643,907
MISC BHD (Foreign)	182,000	457,955
Public Bank BHD	655,765	1,137,664

		2,624,138

MEXICO — 6.3%
America Movil SA de CV, Series L ADR	46,429	1,218,761
Cemex SA de CV Sponsored ADR	48,006	2,499,672
Empresas ICA SA de CV *(2)	2,777,282	1,073,781
Grupo Mexico SA, Class B	1,270,694	2,450,553
Telefonos de Mexico SA de CV ADR	129,064	2,604,512
Wal-Mart de Mexico SA de CV, Series V	204,812	996,952

		10,844,231

RUSSIA — 6.6%
AFK Sistema GDR	58,357	1,306,162
LUKOIL Sponsored ADR	109,341	6,013,755
Mobile Telesystems ADR	63,900	2,363,661
RAO Unified Energy System GDR (London)	12,052	418,558
RAO Unified Energy System GDR (US)	37,396	1,323,818

		11,425,954

SOUTH AFRICA — 10.5%
Barloworld, Ltd. †	134,500	2,106,222
Edgars Consolidated Stores, Ltd.	231,247	1,027,792
FirstRand, Ltd.	489,907	1,153,019
Foschini, Ltd.	224,270	1,428,159
Impala Platinum Holdings, Ltd.	13,824	1,508,966
Lewis Group, Ltd.	175,323	1,049,558
Liberty Group, Ltd.	189,000	1,816,107
Murray & Roberts Holdings, Ltd.	596,100	1,714,260
Reunert, Ltd.	207,547	1,428,607
Standard Bank Group, Ltd.	103,028	1,062,081
Sun International, Ltd.	104,101	1,179,321
Tiger Brands, Ltd.	135,168	2,699,827

		18,173,919

SOUTH KOREA—19.2%
Amorepacific Corp.	3,120	929,773
Core Logic, Inc.	13,071	459,043
Daegu Bank	60,250	724,412
Daelim Industrial Co.	29,980	1,751,502
Halla Engineering & Construction Corp.	3,670	99,210
Hana Bank †	29,250	1,062,498
Hyundai Development Co.	38,990	1,424,312
Hyundai Mobis	20,120	1,606,217
Hyundai Motor Co., Ltd.	22,840	1,684,816
Industrial Bank of Korea	84,810	1,013,351
Kia Motors Corp.	31,890	576,152
Kookmin Bank †	70,852	4,065,217
Korea Electric Power Corp.	11,850	386,525
Korea Telecom Freetel †	29,800	641,799
KT Corp. Sponsored ADR	44,200	952,510
Kumho Tire Co., Inc. *(2)	52,230	779,206
LG Electronics, Inc.	38,230	2,499,690
POSCO	8,390	1,710,246
Samsung Electronics Co., Ltd.	14,109	7,522,430
Samsung SDI Co., Ltd.	5,310	525,719
SK Corp.	28,130	1,446,086
Sungshin Cement Co., Ltd.	60,400	1,223,315

		33,084,029

SWEDEN — 1.3%
Vostok Nafta Investment, Ltd. †	65,240	2,294,610

TAIWAN — 13.5%
AU Optronics Corp.	802,690	1,020,520
Cathay Financial Holding Co., Ltd.	994,000	1,750,287
Chinatrust Financial Holding Co., Ltd.	4,881,005	3,798,585
Chunghwa Telecom Co., Ltd.	375,000	635,692
Chunghwa Telecom Co., Ltd. ADR	36,100	625,252
Compal Electronics, Inc.	1,611,000	1,435,891
Hon Hai Precision Industry Co., Ltd.	293,224	1,272,276
King Slide Works Co., Ltd.	117,000	533,957
Lite-On Technology Corp. †	1,391,740	1,533,768
Quanta Computer, Inc.	424,200	588,312
Siliconware Precision Industries Co.	1,936,984	1,760,821
Taiwan Semiconductor Manufacturing Co., Ltd.	2,184,581	3,416,888
United Microelectronics Corp. †	5,586,572	3,012,192
Wan Hai Lines, Ltd.	741,454	441,483
Wistron Corp.	164,000	171,935
Wistron Corp. GDR *(2)	39,500	412,064
Yuanta Core Pacific Securities Co.	1,605,134	862,133

		23,272,056

THAILAND — 5.1%
Charoen Pokphand Foods PCL(1)	4,203,600	541,170
Italian-Thai Development PCL	3,865,200	834,079
ITV PCL(1)	2,293,000	624,137
Kasikornbank PCL †	909,500	1,407,666
Krung Thai Bank PCL(1)	5,802,522	1,422,884
PTT PCL(1)	344,600	1,859,049
Thai Oil PCL(1)	459,100	793,687
True Corp. PCL †	6,849,200	1,242,866

		8,725,538

TURKEY — 0.3%
Ford Otomotiv Sanayi AS	83,252	594,954

TOTAL COMMON STOCK (cost $135,026,459)		152,127,784

Preferred Stock — 6.9%

BRAZIL — 6.3%
Banco Itau Holding Financeira SA	44,500	1,065,368
Brasil Telecom Participacoes SA ADR	19,191	798,538
Companhia de Bebidas das Americas Preferred ADR	25,400	901,700
Companhia Energetica de Minas Gerais	611	22
Companhia Paulista de Forca e Luz, Class A	68	7
Companhia Paulista de Forca e Luz, Class C	40	4
Perdigao SA	49,500	1,340,927
Petroleo Brasileiro SA ADR	78,725	4,516,453
Usinas Siderurgicas de Minas Gerais SA, Class A	107,200	2,165,613

		10,788,632

SOUTH KOREA — 0.6%
Samsung Electronics Co., Ltd.	2,606	1,069,179

TOTAL PREFERRED STOCK (cost $7,367,430)		11,857,811

Rights — 0.0%†

THAILAND — 0.0%
True Corp. PCL(1)(2) (cost $0)		124,768	0

Exchange Traded Funds — 1.2%

UNITED STATES — 1.2%
iShares MSCI Emerging Markets Index (cost $2,119,048)		25,300	2,011,350

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $144,512,937)			165,996,945

Repurchase Agreement — 4.2%

Agreement with Bank of America NA, bearing interest at 3.99%, dated 10/31/05, to be repurchased 11/01/05 in the amount of $7,314,811 and collateralized by $7,140,000 of Federal Home Loan Mtg. Bonds, bearing interest at 5.63%, due 03/15/11 and having an approximate value of $7,457,753 (cost $7,314,000)(4)		$7,314,000	7,314,000

TOTAL INVESTMENTS —
(cost $151,826,937)@	100.5%		173,310,945
Liabilities in excess of other assets—	(0.5)		(893,365)

NET ASSETS—	100.0%		$172,417,580

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2005, the aggregate value of these securities was $6,785,202 representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at October 31, 2005. At October 31, 2005, the aggregate value of these securities was $107,000,388 representing 62.1% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	The security or a portion thereof represents collateral for swaps.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Total Return Swaps

			Unrealized
	Notational	Termination	Appreciation/
	Amount	Date	(Depreciation)

Agreement with Morgan Stanley dated April 29, 2005 to receive quarterly the total return on MSCI India Index and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 2.50%	$843,923	05/04/06	($11,151)

Agreement with Citigroup dated July 5, 2005 to receive quarterly the total return on Reliance Industries, Ltd. and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 3.50%	661,975	01/10/06	103,252

Agreement with Citigroup dated July 21, 2005 to receive quarterly the total return on Quanta Computer, Inc. and pay quarterly the notational amount multiplied by the six month USD-LIBOR plus 3.75%	379,451	01/25/06	(110,015)

Agreement with Morgan Stanley dated August 8, 2005 to receive quarterly the total return on Wan Hai Lines, Ltd. and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 5.00%	612,826	08/11/06	(253,535)

Agreement with Morgan Stanley dated September 16, 2005 to receive quarterly the total return on MSCI India Index and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 3.38%	1,760,089	09/21/06	(147,648)

Net Unrealized Appreciation (Depreciation)			($419,097)

Industry Allocation*

Banks	12.6%
Electronics	11.7
Telecommunications	11.6
Energy Services	9.4
Metals & Minerals	7.4
Energy Sources	5.6
Financial Services	4.9
Repurchase Agreement	4.2
Insurance	4.1
Food, Beverage & Tobacco	3.6
Computers & Business Equipment	3.5
Multi-Industry	3.4
Automotive	2.6
Transportation	2.0
Electric Utilities	1.5
Business Services	1.4
Electrical Equipment	1.4
Retail	1.4
Gas & Pipeline Utilities	1.2
Household Products	1.1
Computer Software	0.8
Drugs	0.8
Building Materials	0.7
Chemicals	0.7
Leisure & Tourism	0.7
Telephone	0.7
Apparel & Textiles	0.6
Internet Software	0.6
Broadcasting & Media	0.3

100.5%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Templeton Investment Counsel, LLC
Investment Portfolio — October 31, 2005
(unaudited)

Common Stock — 95.3%	Shares/ Principal Amount	Value (Note 1)(1)

AUSTRALIA — 2.6%

Alumina, Ltd.	554,225	$2,402,691
Mayne Nickless, Ltd.	552,471	2,160,238
National Australia Bank, Ltd.	164,034	4,058,292

		8,621,221

BRAZIL — 0.8%

Empresa Brasileira de Aeronautica SA ADR	64,610	2,506,222

CANADA — 2.4%

Alcan, Inc.	110,280	3,474,319
BCE, Inc.	123,420	3,047,098
Domtar, Inc.	347,400	1,461,839

		7,983,256

DENMARK — 0.8%

Vestas Wind Systems AS†	118,543	2,566,643

FINLAND — 2.4%

Stora Enso Oyj	299,380	3,835,338
UPM-Kymmene Oyj	204,424	3,947,421

		7,782,759

FRANCE — 7.1%

Accor SA	65,376	3,262,682
Axa SA	128,604	3,724,417
France Telecom SA	54,910	1,427,358
Michelin SA, Class B	52,365	2,825,737
Sanofi-Synthelabo SA	60,248	4,824,019
Suez SA	87,628	2,372,417
Total SA	12,805	3,224,433
Valeo SA	41,354	1,548,972

		23,210,035

GERMANY — 7.7%

BASF AG	65,376	4,712,924
Bayerische Motoren Werke (BMW) AG	61,090	2,650,775
Celesio AG	19,048	1,646,241
Deutsche Post AG	192,153	4,282,797
E.ON AG	55,466	5,026,141
Muenchener Rueckversicherungs-Gesellschaft AG	30,680	3,603,730
Siemens AG	43,370	3,225,341

		25,147,949

HONG KONG — 2.9%

Cheung Kong Holdings, Ltd.	311,000	3,246,779
Hutchison Whampoa, Ltd.	365,000	3,464,372
Swire Pacific Ltd., Class A	298,500	2,678,972

		9,390,123

ISRAEL — 1.2%

Check Point Software Technologies, Ltd.†	169,220	3,783,759

ITALY — 2.6%

Eni SpA	159,856	4,275,654
UniCredito Italiano SpA	737,071	4,115,795

		8,391,449

JAPAN — 11.0%

DDI Corp.	647	3,692,832
East Japan Railway Co.	608	3,624,248
Fuji Photo Film Co., Ltd.	75,800	2,420,500
Hitachi, Ltd.	483,000	2,969,987
Mabuchi Motor Co., Ltd.	62,900	3,061,256
NEC Corp.	355,000	1,765,391
Nintendo Co., Ltd.	26,900	3,019,450
Nippon Telegraph & Telephone Corp.	798	3,802,577
Olympus Optical Co., Ltd.	111,000	2,463,239
Sompo Japan Insurance, Inc.	220,000	3,308,426
Sony Corp.	94,700	3,088,240
Takeda Chemical Industries, Ltd.	53,600	2,947,343

		36,163,489

MEXICO — 1.0%

Telefonos de Mexico SA de CV ADR	167,780	3,385,800

NETHERLANDS — 6.5%

Akzo Nobel NV	75,330	3,250,310
ING Groep NV	138,618	3,997,654
Koninklijke Philips Electronics NV	149,189	3,900,504
Reed Elsevier NV	122,517	1,650,162
SBM Offshore NV	25,450	1,967,286
Unilever NV	51,609	3,632,193
Wolters Kluwer NV	154,390	2,863,456

		21,261,565

NORWAY — 1.3%

Telenor ASA	424,640	4,147,599

PORTUGAL — 1.1%

Portugal Telecom SGPS SA	409,647	3,701,962

SINGAPORE — 1.0%

DBS Group Holdings, Ltd.	349,300	3,160,832

SOUTH KOREA — 5.9%

Kookmin Bank ADR	63,060	3,683,965
Korea Electric Power Corp. ADR	131,960	2,154,907
KT Corp., ADR	85,380	1,839,939
POSCO ADR	32,030	1,642,819
Samsung Electronics Co., Ltd. GDR†*	27,813	7,426,071
SK Telecom Co., Ltd. ADR	134,130	2,710,767

		19,458,468

SPAIN — 4.2%

Banco Santander Central Hispano SA	328,614	4,190,844
Iberdrola SA	81,020	2,168,322
Repsol YPF SA ADR	141,040	4,204,402
Telefonica SA	207,653	3,312,682

		13,876,250

SWEDEN — 4.8%

Atlas Copco AB	223,140	4,075,055
Holmen AB, Class B	27,060	788,223
Nordea AB	473,361	4,640,868
Securitas AB, Class B	193,190	2,935,934
Volvo AB, Class B	78,584	3,232,559

		15,672,639

SWITZERLAND — 4.1%

Lonza Group AG	57,866	3,333,195
Nestle SA	11,510	3,425,992
Swiss Reinsurance	52,855	3,568,872
UBS AG	37,127	3,151,550

		13,479,609

TAIWAN — 0.6%

Chunghwa Telecom Co., Ltd. ADR	107,260	1,857,743

UNITED KINGDOM — 20.6%

BAE Systems, PLC	738,961	4,320,725
Boots Group, PLC	337,880	3,681,194
BP PLC	260,502	2,883,167
British Airways, PLC†	533,118	2,850,155
British Sky Broadcasting Group, PLC	456,013	4,116,934
Cadbury Schweppes, PLC	347,069	3,415,977
Compass Group, PLC	1,323,258	4,450,831
GKN, PLC	273,326	1,346,351
GlaxoSmithKline, PLC	173,267	4,507,648
HSBC Holdings, PLC	212,545	3,329,878
National Grid, PLC	207,585	1,898,070
Pearson, PLC	226,151	2,514,210
Rentokil Initial, PLC	1,361,824	3,700,558
Rolls Royce Group	20,732,081	36,696
Rolls-Royce Group, PLC†	620,721	4,010,708
Royal Bank of Scotland Group PLC	142,181	3,936,435
Royal Dutch Shell Plc	64,968	4,249,557
Shire Pharmaceuticals Group, PLC	326,806	3,860,961
Smiths Industries, PLC	169,820	2,741,858
Vodafone Group PLC	1,607,852	4,219,731
Yell Group, PLC	159,462	1,248,432

		67,320,076

UNITED STATES — 2.7%

ACE, Ltd.	61,980	3,229,158
Compal Electronics, Inc.†*	576,150	2,592,675
XL Capital, Ltd., Class A	49,810	3,190,829

		9,012,662

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $271,293,567)		311,882,110

Short-Term Investment Securities — 4.4%

U.S. TREASURY BILLS — 3.9%

United States Treasury Bills 3.37% due 12/01/05	$4,202,000	4,190,200
United States Treasury Bills 3.41% due 11/10/05	521,000	520,556
United States Treasury Bills 3.42% due 11/10/05	7,513,000	7,506,576
United States Treasury Bills 3.42% due 12/15/05	142,000	141,407
United States Treasury Bills 3.43% due 11/10/05	489,000	488,581

		12,847,320

GOVERNMENT AGENCIES — 0.5%

Federal Home Loan Bank Consolidated Disc. Notes 3.72% due 11/01/05	1,461,000	1,461,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $14,308,319)		14,308,320

TOTAL INVESTMENTS —
(cost $285,601,886)@	99.7%	326,190,430
Other assets less liabilities—	0.3	964,181

NET ASSETS—	100.0%	$327,154,611

† Non-income producing security
@ See Note 4 for cost of investments on a tax basis.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of these securities was $10,018,746 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered illiquid.
(1) A substantial number of the Portfolio’s holdings were valued using fair value procedures at October 31, 2005. At October 31, 2005, the aggregate value of these securities was $250,312,094 representing 76.5% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Industry allocation *
Banks	10.5%
Telecommunications	10.2%
Electronics	7.7%
Insurance	7.5%
Drugs	5.4%
Energy Services	5.4%
Food, Beverage & Tobacco	4.5%
U.S. Treasury Bills	3.9%
Broadcasting & Media	3.8%
Automotive	3.6%
Business Services	3.5%
Chemicals	3.4%
Aerospace & Military Technology	3.3%
Forest Products	3.1%
Machinery	3.1%
Transportation	3.0%
Entertainment Products	2.6%
Metals & Minerals	2.3%
Gas & Pipeline Utilities	2.0%
Energy Sources	1.9%
Leisure & Tourism	1.9%
Internet Software	1.2%
Multi-Industry	1.1%
Retail Grocery	1.1%
Real Estate Companies	1.0%
Computer Services	0.8%
Electrical Equipment	0.8%
Utilities	0.6%
U.S. Government Agencies	0.5%

99.7%

* Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2005 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Total return and interest rate swap contracts are valued based upon broker quotes received from the market maker. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements:

At October 31, 2005, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State
Street Bank & Trust Co:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	4.64%	$3,667,000
SunAmerica Balanced	1.21	953,000
“Dogs” of Wall Street	1.11	876,000
Blue Chip Growth	1.05	829,000
Aggressive Growth	0.96	759,000
Growth Opportunities	4.09	3,227,000
As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:
State Street Bank & Trust Co., dated October 31, 2005, bearing interest at a rate of 3.50% per annum, with a principal amount of $78,967,000 and a repurchase price of $78,974,742, a maturity date of November 1, 2005. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Bonds	8.00%	11/15/21	47,380,000	$65,792,531
U.S. Treasury Bonds	8.13	08/15/21	1,360,000	1,875,100
U.S. Treasury Bonds	8.88	02/15/19	$9,090,000	12,885,075
In addition, at October 31, 2005, the following Portfolios held a percentage of undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	2.22%	$10,000,000
Aggressive Growth	6.00	27,000,000
As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:
UBS Warburg, LLC Repurchase Agreement, dated October 31, 2005, bearing interest at a rate of 3.92% per annum, with a principal amount of $450,000,000 and repurchase price of $450,049,000 due November 1, 2005. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	$53,370,000	$54,250,000
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	85,601,000	87,314,038
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	311,029,000	317,250,000

Note 3. Transactions with Affiliates: As disclosed in the Investment Portfolios, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the nine months ended October 31, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	at October 31,
Portfolio	Security	Income	2005	Purchases	Sales	Gain/Loss	Gain (Loss)	2005
High-Yield Bond	Riveria Holdings Corp.	$82,500	$1,120,000	$—	$—	$—	$(32,500)	$1,087,500
SunAmerica Balanced	Riveria Holdings Corp.	2,887	39,200	—	—	—	(1,138)	38,062
Equity Index	AIG	4,199	721,434	—	61,520	(5,743)	(17,641)	636,530
Davis Venture Value	AIG	54,975	9,110,699	—	—	—	(204,781)	8,905,918
	Transatlantic Holdings, Inc.	208,100	40,108,669	—	5,117,732	1,512,808	(3,429,818)	33,073,927
Putnam Growth: Voyager	AIG	25,680	4,255,818	—	—	—	(95,658)	4,160,160
Small Company Value	IPC Holdings, Ltd.	—	12,663	—	12,531	1,507	(1,639)	—
Global Equities	AIG	10,942	4,220,552	—	3,631,348	1,234,904	(1,824,108)	—

Note 4. Federal Income Taxes:

The amount of aggregate unrealized gain(loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Cash Management	$6,775	$(162,766)	$(155,991)	$415,653,424
Corporate Bond	9,054,239	(11,345,359)	(2,291,120)	492,159,425
Global Bond	5,549,796	(5,339,703)	210,093	142,644,045
High-Yield Bond	23,797,280	(20,564,201)	3,233,079	289,667,645
Worldwide High Income	4,556,438	(3,974,514)	581,924	87,126,974
SunAmerica Balanced	3,157,682	(10,628,879)	(7,471,197)	265,828,511
MFS Total Return	65,500,450	(28,737,925)	36,762,525	943,292,011
Telecom Utility	5,686,424	(1,052,916)	4,633,508	46,810,817
Equity Income	1,178,495	(57,726)	1,120,769	4,711,551
Equity Index	8,427,703	(11,926,891)	(3,499,188)	45,489,042
Growth-Income	176,130,345	(9,313,475)	166,816,870	591,351,896
Federated American Leaders	19,764,824	(10,444,041)	9,320,783	230,054,944
Davis Venture Value	777,336,193	(44,573,531)	732,762,662	1,594,217,947
“Dogs” of Wall Street	6,226,353	(9,599,129)	(3,372,776)	109,391,725
Alliance Growth	180,798,815	(6,594,747)	174,204,068	827,004,894
Goldman Sachs Research	2,353,615	(951,146)	1,402,469	23,453,789
MFS Massachusetts Investors Trust	31,415,364	(6,293,685)	25,121,679	236,544,205
Putnam Growth: Voyager	17,960,329	(4,566,180)	13,394,149	203,034,229
Blue Chip Growth	3,020,290	(769,227)	2,251,063	47,335,698
Real Estate	68,329,405	(763,998)	67,565,407	161,746,437
Small Company Value	2,904,790	(592,372)	2,312,418	7,169,986
MFS Mid-Cap Growth	38,434,589	(9,486,694)	28,947,895	222,268,316
Aggressive Growth	18,164,577	(6,494,075)	11,670,502	189,625,913
Growth Opportunities	2,825,295	(1,189,633)	1,635,662	25,213,658
Marsico Growth	33,264,482	(1,468,381)	31,796,101	109,993,528
Technology	3,847,841	(2,871,374)	976,467	42,681,522
Small & Mid Cap Value	25,679,176	(10,957,688)	14,721,488	200,213,799
International Growth and Income	45,513,166	(3,913,911)	41,599,255	293,673,341
Global Equities	41,498,693	(2,096,271)	39,402,422	180,513,919
International Diversified Equities	59,154,849	(8,404,026)	50,750,823	300,493,340
Emerging Markets	22,833,203	(3,948,750)	18,884,453	154,426,492
Foreign Value	47,426,092	(6,842,269)	40,583,823	285,606,606

Notes 5. Other Information: On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”). Neither the Adviser, the Distributor or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Note 6. Subsequent Event: On November 1, 2005 Morgan Stanley Investment Management, Inc. became the subadviser to the Growth Opportunities Portfolio. Also, on November 1, 2005, J.P. Morgan Investment Management, Inc. replaced Alliance Capital Management, LLC as the subadviser to the Global Equities Portfolio.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: December 30, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 30, 2005